     As filed with the Securities and Exchange Commission on April 28, 2003


                                                     Registration Nos. 333-85183
                                                                   and 811-09547

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
================================================================================

                                    FORM N-4


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]
                         Pre-Effective Amendment No.                     [ ]
                       Post-Effective Amendment No. 5                    [X]
                                       and
             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY         [ ]
                                   ACT OF 1940
                                 Amendment No. 6                         [X]


                       FARMERS ANNUITY SEPARATE ACCOUNT A
                       ----------------------------------
                           (Exact Name of Registrant)

                    FARMERS NEW WORLD LIFE INSURANCE COMPANY
                    ----------------------------------------
                               (Name of Depositor)

            3003 - 77th Avenue, S.E., Mercer Island, Washington 98040
            ---------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code:
               --------------------------------------------------
                                 (206) 232-8400

Name and Address of Agent for Service:          Copy to:

John R. Patton, FLMI, FLHC, CLU, ChFC           Mary Jane Wilson-Bilik, Esq.
Assistant Vice President and Secretary          Sutherland Asbill & Brennan LLP
Farmers New World Life Insurance Company        1275 Pennsylvania Avenue, N.W.
3003 - 77th Avenue, S.E.                        Washington, DC 20004-2415
Mercer Island, Washington 98040


It is proposed that this filing will become effective:
 [ ] Immediately upon filing pursuant to paragraph (b) of Rule 485
 [X] On May 1, 2003, pursuant to paragraph (b) of Rule 485
 [ ] 60 days after filing pursuant to paragraph (a) of Rule 485
 [ ] On___________ pursuant to paragraph (a) of Rule 485


                               -------------------

                     Title of securities being registered:
   Units of interest in a separate account under individual flexible premium variable annuity contracts.

                                   PROSPECTUS

                                   MAY 1, 2003


                                FARMERS VARIABLE
                                     ANNUITY

                  INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY
                                    Issued by
                    FARMERS NEW WORLD LIFE INSURANCE COMPANY
                                   Through The
                       FARMERS ANNUITY SEPARATE ACCOUNT A

Home Office                                 Service Center
3003 - 77TH AVENUE, S.E.                    P.O. BOX 724208
MERCER ISLAND, WASHINGTON 98040             ATLANTA, GEORGIA 31139
TELEPHONE: (206) 232-8400                   1-877-376-8008 (TOLL FREE)
                                            8:00 A.M. TO 6:00 P.M. EASTERN TIME


The Farmers Variable Annuity Contract (the "Contract") has 36 funding choices - one fixed account (paying a guaranteed minimum fixed rate of interest) and 35 subaccounts. The subaccounts invest in the following 35 portfolios:


[ ]     CALVERT VARIABLE SERIES, INC.
          Calvert Social Small Cap Growth Portfolio


[ ]     DREYFUS VARIABLE INVESTMENT FUND - SERVICE CLASS SHARES
          Developing Leaders Portfolio (formerly Small Cap Portfolio) Quality Bond Portfolio


[ ]     THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - SERVICE CLASS
        SHARES

[ ]     FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") - SERVICE CLASS
        SHARES
          Fidelity VIP Growth Portfolio
          Fidelity VIP Index 500 Portfolio
          Fidelity VIP Mid Cap Portfolio

[ ]     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2 SHARES
          Franklin Small Cap Fund
          Templeton Developing Markets Securities Fund
          Templeton Global Asset Allocation Fund (formerly Templeton Asset
            Strategy Fund)

[ ]     GOLDMAN SACHS VARIABLE INSURANCE TRUST
          Goldman Sachs Capital Growth Fund
          Goldman Sachs CORE(SM) Small Cap Equity Fund
          Goldman Sachs Mid Cap Value Fund


[ ]     JANUS ASPEN SERIES
          Janus Aspen Balanced Portfolio (Service Shares)
          Janus Aspen Capital Appreciation Portfolio (Institutional Shares) Janus Aspen Mid Cap Growth Portfolio (formerly Janus Aspen Aggressive
            Growth Portfolio) (Service Shares)

[ ]     PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE CLASS SHARES
          PIMCO Foreign Bond Portfolio
          PIMCO Low Duration Portfolio


[ ]     SCUDDER VARIABLE SERIES I - CLASS A SHARES
          Scudder Bond Portfolio
          Scudder Global Discovery Portfolio
          Scudder Growth and Income Portfolio
          Scudder International Portfolio
          Scudder Money Market Portfolio

[ ]     SCUDDER VARIABLE SERIES II - CLASS A SHARES
          Scudder Government Securities Portfolio
          Scudder High Income Portfolio
          Scudder Small Cap Growth Portfolio
          SVS Dreman High Return Equity Portfolio

[ ]     WM VARIABLE TRUST - CLASS 2 SHARES
          WM Equity Income Fund
          WM Mid Cap Stock Fund
          WM Small Cap Stock Fund


[ ]     WM VARIABLE TRUST - CLASS 2 SHARES
        Strategic Asset Management (SAM) Portfolios
          WM SAM Balanced Portfolio
          WM SAM Conservative Balanced Portfolio
          WM SAM Conservative Growth Portfolio
          WM SAM Flexible Income Portfolio
          WM SAM Strategic Growth Portfolio


This prospectus must be accompanied or preceded by a current prospectus for each of the portfolios listed above.

VARIABLE ANNUITY CONTRACTS INVOLVE CERTAIN RISKS, AND YOU MAY LOSE SOME OR ALL OF YOUR INVESTMENT.

       - The investment performance of the portfolios in which the subaccounts invest will vary.

       -  We do not guarantee how any of the portfolios will perform.

       - The Contract is not a deposit or obligation of any bank, and no bank endorses or guarantees the Contract.

       - Neither the U.S. Government nor any federal agency insures your investment in the Contract.

PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING, AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION ABOUT THE FARMERS VARIABLE ANNUITY.


     To learn more about the Contract, you may want to read the Statement of Additional Information dated May 1, 2003 (known as the "SAI"). For a free copy of the SAI, contact us at:


                    Farmers New World Life Insurance Company
                                 SERVICE CENTER
                                 P.O. Box 724208
                             Atlanta, Georgia 31139
                           1-877-376-8008 (toll free)

         We have filed the SAI with the U.S. Securities and Exchange Commission ("SEC") and have incorporated it by reference into this prospectus. (It is legally a part of this prospectus.) The SAI's table of contents appears at the end of this prospectus.

         The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us. You may also read and copy these materials at the SEC's public reference room in Washington, D.C. Call 1-800-SEC-0330 for information about the SEC's public reference room.

  THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                                 FEDERAL CRIME.


               Not FDIC Insured   May Lose Value   No Bank Guarantee

                                TABLE OF CONTENTS

GLOSSARY..................................................         1

HIGHLIGHTS................................................         3
  The Contract............................................         3
  How to Invest...........................................         3
  Cancellation - The Right To Examine Period..............         4
  Investment Options......................................         4
  Transfers...............................................         5
  Automatic Asset Rebalancing Program.....................         5
  Dollar Cost Averaging Program...........................         5
  Access to Your Money....................................         5
  Standard Death Benefit..................................         6
  Guaranteed Minimum Death Benefit........................         6
  Fees and Charges........................................         7
  Annuity Provisions......................................         8
  Guaranteed Retirement Income Benefit....................         8
  Federal Tax Status......................................         9
  Inquiries...............................................         9

FEE TABLE.................................................        10
  Condensed Financial Information.........................        14

ABOUT FARMERS NEW WORLD LIFE INSURANCE
COMPANY AND THE VARIABLE ACCOUNT..........................        14
  Farmers New World Life Insurance Company................        14
  Farmers Annuity Separate Account A......................        15

THE PORTFOLIOS............................................        15
  Investment Objectives of the Portfolios.................        16
  Availability of the Portfolios..........................        18

THE PAY-IN PERIOD.........................................        18
  Purchasing a Contract...................................        19
  Cancellation - The 10 Day Right to Examine Period.......        19
  Designating Your Investment Options.....................        19
  Tax-Free 'Section 1035' Exchanges.......................        20
  Additional Premium Payments.............................        20

YOUR CONTRACT VALUE.......................................        21
  Variable Account Value..................................        21

TRANSFERS BETWEEN INVESTMENT OPTIONS......................        22
  Asset Allocation Models.................................        22
  Automatic Asset Rebalancing Program.....................        23
  Third Party Transfers...................................        23
  Excessive Trading Limits................................        23
  Dollar Cost Averaging Program...........................        24
  Telephone Transfers.....................................        24
  Transfer Fee............................................        25

ACCESS TO YOUR MONEY......................................        25
  Surrenders..............................................        25
  Partial Withdrawals.....................................        25
  Systematic Withdrawal Plan..............................        26

DEATH BENEFITS............................................        27
  Death Benefits Before the Annuity Start Date............        27
  Guaranteed Minimum Death Benefit........................        27
  Distribution Upon Death.................................        28
  Death Benefits on or After the Annuity Start Date.......        29

FEES AND CHARGES..........................................        29
  Mortality and Expense Risk Charge.......................        29
  Asset-Based Administration Charge.......................        30
  Transfer Fee............................................        30
  Surrender Charge........................................        30
  Records Maintenance Charge..............................        32
  Portfolio Management Fees and Expenses..................        32
  Premium Taxes...........................................        33
  Other Taxes.............................................        33

THE PAYOUT PERIOD.........................................        33
  The Annuity Start Date..................................        33
  Annuity Options.........................................        33
  Determining the Amount of Your Annuity Payment..........        34
  Fixed Annuity Payments..................................        34
  Guaranteed Annuity Tables...............................        34
  Description of Annuity Options..........................        34

GUARANTEED RETIREMENT INCOME BENEFIT......................        35

THE FIXED ACCOUNT.........................................        37
  Fixed Account Value.....................................        37
  Fixed Account Transfers.................................        37

INVESTMENT PERFORMANCE OF THE SUBACCOUNTS.................        38

VOTING RIGHTS.............................................        39

FEDERAL TAX MATTERS.......................................        39
  Taxation of Non-Qualified Contracts.....................        40
  Taxation of Qualified Contracts.........................        41
  Other Tax Issues........................................        42
  Our Taxes...............................................        43
  Possible Tax Law Changes................................        43

OTHER INFORMATION.........................................        43
  Payments................................................        43
  Modification............................................        44
  Distribution of the Contracts...........................        44
  Legal Proceedings.......................................        45
  Reports to Owners.......................................        45
  State Variations........................................        45
  Inquiries...............................................        45
  Financial Statements....................................        45
  Statement of Additional Information Table of Contents...        46

APPENDIX A................................................       A-1

                                    GLOSSARY

         For your convenience, we are providing a glossary of the special terms we use in this prospectus.

ACCUMULATION UNIT

An accounting unit we use to calculate subaccount values during the pay-in period. It measures the net investment results of each of the subaccounts.

ANNUITANT

You are the annuitant, unless you state otherwise in your application. Before any annuity payments begin, the annuitant is the person (or persons) on whose life (or lives) the Contract is issued. When annuity payments begin, the annuitant is a person during whose lifetime we may make payments under one of the annuity options. You may select joint annuitants.

ANNUITY START DATE

The date when we will begin to pay annuity payments to you or a person you designate under the annuity option you selected.

BENEFICIARY

The person you select to receive the death benefit if you or the last surviving annuitant die before the annuity start date.

CASH VALUE

The Contract Value minus any applicable surrender charge, records maintenance charge, and premium tax.

COMPANY (WE, US, OUR, FARMERS)

Farmers New World Life Insurance Company.

CONTRACT MONTH, YEAR OR ANNIVERSARY

A month, year or anniversary as measured from the issue date.

CONTRACT VALUE

The sum of the amounts you have accumulated under the Contract. It is equal to the money you have under the Contract in the variable account and the fixed account.

FINAL ANNUITY DATE

The Contract anniversary when the oldest annuitant is age 95.

FIXED ACCOUNT

An option to which you can direct your money under the Contract. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in our general account and are not part of, or dependent on, the investment performance of the variable account.

FIXED ACCOUNT VALUE

Your Contract Value in the fixed account.

FREE WITHDRAWAL AMOUNT

An amount you can withdraw each Contract year as a partial withdrawal without incurring a surrender charge.

FUNDS

Investment companies that are registered with the SEC. This Contract allows you to invest in the portfolios of the funds that are listed on the front page of this prospectus.

GENERAL ACCOUNT

The account containing all of Farmers' assets, other than those held in its separate accounts.

HOME OFFICE

The address of our Home Office is 3003 - 77th Avenue, S.E., Mercer Island, Washington 98040.

ISSUE DATE

The date on which we credit the initial premium payment to your Contract. It is also the date when, depending on your state of residence, we allocate your premium(s) either entirely to the fixed account, or to the fixed account and the subaccounts you selected on your application.

NET INVESTMENT FACTOR

The factor we use to determine the value of an accumulation unit at the end of each valuation period. We determine the net investment factor separately for each subaccount.

PAY-IN PERIOD

The period that begins when we issue your Contract and ends on the annuity start date. During the pay-in period, earnings accumulate on a tax-deferred basis until you take money out.

PAYOUT PERIOD

The period beginning on the annuity start date during which you or the person you designate will receive annuity payments.

PORTFOLIO

A separate investment portfolio of a fund. Each subaccount invests exclusively in one portfolio of a fund.

PREMIUM PAYMENT

Amount you pay to us for the Contract. When we use the term "premium payment" in this prospectus, it means a premium payment less any applicable premium taxes.

QUALIFIED CONTRACT

A Contract issued in connection with a retirement plan that qualifies for special federal income tax treatment under the Tax Code.

SERVICE CENTER

The address of the Service Center is P.O. Box 724208, Atlanta, Georgia 31139. McCamish Systems, L.L.C. Insurance Administrators is the administrator of the Contract. You can call the Service Center office toll-free at 1-877-376-8008.

SUBACCOUNT

A subdivision of the variable account that invests exclusively in shares of one portfolio of a fund. The investment performance of each subaccount is linked directly to the investment performance of the portfolio in which it invests.

SURRENDER

The termination of a Contract at the option of the owner.

TAX CODE

The Internal Revenue Code of 1986, as amended.

VALUATION DAY/BUSINESS DAY

Each day that the New York Stock Exchange ("NYSE") is open for trading. Farmers New World Life Insurance Company is open to administer the Contract on each day the NYSE is open.

VALUATION PERIOD

The period of time over which we determine the change in the value of the subaccounts in order to price accumulation units. Each valuation period begins at the close of normal trading on the NYSE (currently 4:00 p.m. Eastern time, 1:00 p.m. Pacific Time) on each Valuation Day and ends at the close of normal trading on the NYSE on the next Valuation Day.

VARIABLE ACCOUNT

Farmers Annuity Separate Account A. It is a separate investment account divided into subaccounts, each of which invests in a corresponding portfolio of a designated fund.

VARIABLE ACCOUNT VALUE

The portion of the total value of your Contract that is allocated to the subaccounts of the variable account.

WRITTEN NOTICE

The written notice you must sign and send to us to request or exercise your rights as owner under the Contract. To be complete, it must: (1) be in a form we accept; (2) contain the information and documentation that we determine is necessary, and (3) be received at our Service Center.

YOU (YOUR, OWNER)

The person(s) entitled to exercise all rights as owner under the Contract.

                                   HIGHLIGHTS

         These highlights provide only a brief overview of the more important features of the Contract. More detailed information about the Contract appears later in this prospectus. PLEASE READ THE REMAINDER OF THIS PROSPECTUS CAREFULLY.

                                  THE CONTRACT

         An annuity is a contract between you (the Contract owner) and an insurance company (Farmers) in which you agree to make one or more payments to us and, in return, we agree to pay a series of payments to you at a later date. The Farmers Variable Annuity Contract is a special kind of annuity that is:

         -     Flexible Premium - you may add premium payments at any time.

         - Tax-Deferred - you generally do not have to pay taxes on earnings until you take money out by surrender, partial cash withdrawals, or we make annuity payments to you, or we pay the death benefit.

         - Variable - you can direct your premium into any of 35 subaccounts. Each subaccount invests exclusively in a single portfolio of a fund. The money you invest in the subaccounts will fluctuate daily based on the performance of the portfolios. You bear the investment risk on the amounts you invest in the subaccounts.

         You can also direct money to the fixed account. Amounts in the fixed account earn interest annually at a fixed rate that is guaranteed by us never to be less than 3%, and may be more. We guarantee the interest, as well as principal, on money placed in the fixed account.

         The Contract allows you to select on your application, for an additional fee:

         -     the optional Guaranteed Minimum Death Benefit, and/or

         -     the optional Guaranteed Retirement Income Benefit.

These riders may not be available in all states, and may vary by state.

         Like all deferred annuities, the Contract has two phases: the "pay-in" period and the "payout" period. During the pay-in period, you can allocate money to any combination of investment alternatives. Any earnings on your investments accumulate tax-deferred. The payout period begins once you start receiving regular annuity payments from the Contract. The Contract allows you to receive annuity payments under one of three fixed annuity payment options. Unless you opt for the Guaranteed Retirement Income Benefit, the money you can accumulate during the pay-in period will directly determine the dollar amount of any annuity payments you receive.

         This Contract cannot be offered in any state where it is not lawful to make such offer.

                                  HOW TO INVEST

         You may obtain a Contract application from your Farmers agent who is also a licensed registered representative. You may purchase the Contract with a single payment of $500 or more. We will not issue a Contract if you are older than age 90 on the issue date.

         You can pay additional premiums of $500 or more ($50 or more for IRAs and/or if you authorize us to draw on an account by check or electronic debit) at any time before the annuity start date. You must send all premium payments to the Service Center in Atlanta, Georgia at the address listed on the front cover of this prospectus.

         We may limit the total premium(s) paid to us during any Contract year.

                   CANCELLATION - THE RIGHT TO EXAMINE PERIOD

         You may return your Contract to us for a refund within 10 days after you receive it. In most states, the amount of the refund will be the total premiums we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. If state law requires a return of premium, we will refund the greater of your original premium or the Contract Value on the date we receive the returned Contract at our Home Office at the address shown on the front page of this prospectus. If you purchase a qualified Contract, we will return the premium(s) paid. If your state requires us to return your premium or if you have purchased a qualified Contract, we will place your premium(s) in the fixed account for the number of days in your state's right to examine period, plus 10 days. We will pay the refund within 7 calendar days after we receive the Contract. The Contract will then be deemed void. In some states you may have more than 10 days to return the Contract.

                               INVESTMENT OPTIONS


         You may invest your money in any of 35 portfolios by directing it into the corresponding subaccount. The portfolios now available to you under the Contract are:


[ ]     CALVERT VARIABLE SERIES, INC.
          Calvert Social Small Cap Growth Portfolio


[ ]     DREYFUS VARIABLE INVESTMENT FUND - SERVICE CLASS
        SHARES
          Developing Leaders Portfolio (formerly Small Cap
            Portfolio)
          Quality Bond Portfolio


[ ]     THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
        - SERVICE SHARES

[ ]     FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
        - SERVICE CLASS SHARES
          Fidelity VIP Growth Portfolio
          Fidelity VIP Index 500 Portfolio
          Fidelity VIP Mid Cap Portfolio

[ ]     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
        - CLASS 2 SHARES
          Franklin Small Cap Fund
          Templeton Developing Markets Securities Fund
          Templeton Global Asset Allocation Fund (formerly
            Templeton Asset Strategy Fund)

[ ]     GOLDMAN SACHS VARIABLE INSURANCE TRUST
          Goldman Sachs Capital Growth Fund
          Goldman Sachs CORE (SM) Small Cap Equity Fund
          Goldman Sachs Mid Cap Value Fund


[ ]     JANUS ASPEN SERIES
          Janus Aspen Balanced Portfolio (Service Shares)
          Janus Aspen Capital Appreciation Portfolio
            (Institutional Shares)
          Janus Aspen Mid Cap Growth Portfolio (formerly Janus
            Aspen Aggressive Growth Portfolio) (Service Shares)

[ ]     PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE
        CLASS SHARES
          PIMCO Foreign Bond Portfolio
          PIMCO Low Duration Portfolio (formerly PIMCO Low
            Duration Bond Portfolio)


 [ ]    SCUDDER VARIABLE SERIES I - CLASS A SHARES
          Scudder Bond Portfolio
          Scudder Global Discovery Portfolio
          Scudder Growth and Income Portfolio
          Scudder International Portfolio
          Scudder Money Market Portfolio

 [ ]    SCUDDER VARIABLE SERIES II - CLASS A SHARES
          Scudder Government Securities Portfolio
          Scudder High Income Portfolio
          Scudder Small Cap Growth Portfolio
          SVS Dreman High Return Equity Portfolio

 [ ]    WM VARIABLE TRUST - CLASS 2 SHARES
          WM Equity Income Fund
          WM Mid Cap Stock Fund
          WM Small Cap Stock Fund


 [ ]    WM VARIABLE TRUST - CLASS 2 SHARES
       Strategic Asset Management (SAM) Portfolios
          WM SAM Balanced Portfolio
          WM SAM Conservative Balanced Portfolio
          WM SAM Conservative Growth Portfolio
          WM SAM Flexible Income Portfolio
          WM SAM Strategic Growth Portfolio


         EACH ALLOCATION TO A SUBACCOUNT OR THE FIXED ACCOUNT MUST BE AT LEAST $500.

         Each subaccount invests exclusively in shares of one portfolio of a fund. Each portfolio's assets are held separately from the other portfolios and each portfolio has separate investment objectives and policies. The value of your investment in the subaccounts will fluctuate daily based on the investment results of the portfolios in which you invest, and on the fees and charges we deduct. For more complete information regarding the portfolios, consult the prospectus for the portfolio that is attached to this prospectus.

         DEPENDING ON MARKET CONDITIONS, YOU CAN GAIN OR LOSE MONEY IN ANY OF THE SUBACCOUNTS. WE RESERVE THE RIGHT TO OFFER OTHER INVESTMENT CHOICES IN THE FUTURE.

         You may also direct your money to the fixed account and receive a guaranteed rate of return. Money you place in the fixed account will earn interest for one-year periods at a fixed rate that we guarantee to be not less than 3.0%.

                                    TRANSFERS

         You have the flexibility to transfer assets within your Contract. At any time during the pay-in period and after the Right to Examine Period, you may transfer amounts among the subaccounts and between the fixed account and the subaccounts. Certain restrictions apply:

         - transfers must be at least $100, or the total value in a subaccount or fixed account, if less;

         - Contract Value remaining in a subaccount or the fixed account must be at least $500, or we will transfer the total value;

         - only one transfer may be made from the fixed account each Contract year. The transfer must be made during the 30 days following a Contract anniversary; and

         - transfers cannot be made from any subaccount to the fixed account during the 6 month period following any transfer from the fixed account into one or more subaccounts.

         You may make 12 free transfers each Contract year. We impose a $25 charge per transfer on each transfer after the twelfth during a Contract year. Transfers made under the asset rebalancing or dollar cost averaging programs do not count toward the 12 free transfers.

                       AUTOMATIC ASSET REBALANCING PROGRAM

         Under the Automatic Asset Rebalancing ("AAR") program, we will automatically transfer amounts among the subaccounts each quarter to reflect your most recent instructions for allocating premiums.

                          DOLLAR COST AVERAGING PROGRAM

         The dollar cost averaging program permits you to systematically transfer (on each monthly anniversary of the issue date) a set dollar amount from the fixed account to up to 8 subaccounts. Dollar cost averaging is available only during the pay-in period. The minimum transfer amount is $100.

                              ACCESS TO YOUR MONEY

         During the pay-in period, you may receive a cash withdrawal of part of your cash value once each calendar quarter. You may also fully withdraw all your value from the Contract and receive its cash value. This is called a surrender.

         Partial withdrawals are subject to the following conditions:

         -     the minimum amount you can withdraw is $100; and

         - you may not make a partial withdrawal if the withdrawal plus the surrender charge would cause the Contract Value to fall below $500.

         Surrenders and partial withdrawals may be subject to a surrender charge. In any Contract year, you may withdraw a portion of your Contract Value, called the free withdrawal amount, without incurring a surrender charge.

         We offer a systematic withdrawal plan whereby, after the first Contract year, you may receive periodic payments of at least $100 on a monthly basis during the pay-in period.

         You may have to pay federal income taxes on any money you fully or partially withdraw from the Contract, and a 10% federal penalty tax if you take a withdrawal before you reach 59 1/2 years old. Access to amounts held in qualified Contracts may be restricted or prohibited.

                             STANDARD DEATH BENEFIT

         We will pay a death benefit to the beneficiary on the death of either any owner or the last surviving annuitant before the annuity start date.

         If you do not select the Guaranteed Minimum Death Benefit on your application and if an annuitant (including an owner who is an annuitant) dies before his or her 80th birthday, the death benefit equals the standard death benefit, which is the greater of:

         - the Contract Value on the later of the date that we receive due proof of death and the date when we receive the beneficiary's instructions on payment method; or

         - the minimum death benefit. The minimum death benefit equals the sum of all premiums paid, minus proportional reductions for withdrawals.

         In all other cases, the death benefit equals the Contract Value determined on the later of the date that we receive due proof of death and the date when we receive the beneficiary's instructions on payment method.

                        GUARANTEED MINIMUM DEATH BENEFIT

         The Guaranteed Minimum Death Benefit provides an enhanced death benefit in the event of the death of the last surviving annuitant before the annuity start date. This benefit is payable on the death of an owner only if that owner is the last surviving annuitant. You may select the Guaranteed Minimum Death Benefit only on your Contract application. We will deduct an additional daily charge from the subaccounts at an annual rate of 0.25% for this benefit.

         On the death of the last surviving annuitant, the Guaranteed Minimum Death Benefit will equal the greatest of the following:

         -     the standard death benefit described above;

         - premiums you paid accumulated daily with interest compounded at 4% per year until the earlier of: (i) the date of death, or (ii) the Contract anniversary on or next following the last surviving annuitant's 80th birthday; minus proportional reductions for withdrawals; or

         - the Greatest Anniversary Value on any Contract anniversary through the earlier of the date of death or the Contract anniversary on or next following the last surviving annuitant's 80th birthday, minus proportional reductions for withdrawals.

         A different death benefit calculation applies if the last surviving annuitant dies after the Contract anniversary on or next following the annuitant's 80th birthday. See "Death Benefits."

                                FEES AND CHARGES

         MORTALITY AND EXPENSE RISK CHARGE. We will deduct a daily mortality and expense risk charge from your value in the subaccounts at an annual rate of 0.95% (1.20% if you select either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit; 1.45% if you choose both benefits).

         ASSET-BASED ADMINISTRATIVE CHARGE. We will deduct a daily administrative charge from your value in each subaccount at an annual rate of 0.20%.

         RECORDS MAINTENANCE CHARGE. We deduct a Records Maintenance Charge of $30 from your Contract Value on the last valuation day of each Contract year during the pay-in period, on the date when the Contract is surrendered, and on the annuity start date. We will waive this charge if your Contract Value is $50,000 or more on the date the charge would be assessed.

         TRANSFER FEE. You may make 12 free transfers each Contract year. We impose a $25 charge per transfer on each transfer after the twelfth during a Contract year before the annuity start date.

         SURRENDER CHARGE. During the pay-in period, you may withdraw all or part of your cash value before your death. Certain withdrawals may be taken without payment of any surrender charge. Other withdrawals are subject to surrender charges.

         We calculate the surrender charge from the date you made the premium payment(s) being withdrawn. The surrender charge applies during the entire seven year period following each premium payment, and will vary depending on the number of years since you made the premium payment(s) being withdrawn.

NUMBER OF COMPLETE YEARS
  FROM DATE OF PREMIUM
        PAYMENT:                0        1       2        3        4        5        6       7+
                              -------------------------------------------------------------------
SURRENDER CHARGE:               7%       6%      5%       5%       4%       3%       2%      0

         In determining surrender charges, we will treat your premium payments as being withdrawn in the order in which we received them - that is on a first-in, first-out basis.

         We do not assess a surrender charge on:

         -     the death benefit;

         - the withdrawal of premium payments you paid us more than seven years ago;

         - withdrawals that qualify under the waiver of surrender charge riders as extended hospitalization or confinement to a skilled nursing facility or terminal illness (see "Surrender Charge"); or

         -     the free withdrawal amount.

         Each Contract year, you may withdraw the free withdrawal amount which is an amount up to the greater of:

         - Contract Value minus the excess of total premiums over prior withdrawals that were previously assessed a surrender charge; or

         - 10% of the Contract Value determined at the time the withdrawal is requested.

         PREMIUM TAXES. We will deduct state premium taxes, which currently range from 0% up to 3.5%, if your state requires us to pay the tax. If applicable, we will make the deduction either: (a) from premium payments as we receive them, (b) from your Contract Value upon surrender or partial withdrawal,
(c) on the annuity start date, or (d) upon payment of a death benefit.


         PORTFOLIO MANAGEMENT FEES AND EXPENSES. Each portfolio deducts portfolio management fees and expenses from the amounts you have invested in the portfolios through the subaccounts. You pay these fees and expenses indirectly. In addition, some portfolios deduct 12b-1 fees and service fees. For 2002, these charges ranged from 0.43% to 1.83% annually. See the Fee Table in this Prospectus and the prospectuses for the portfolios for more information.


         COMPENSATION. For information concerning the compensation we pay to our agents for the sale of the Contracts, see "Distribution of the Contracts."

                               ANNUITY PROVISIONS

         ANNUITY OPTIONS. The Contract allows you to receive income payments under one of three fixed annuity options beginning on the annuity start date you select. The latest annuity start date you may select is the Contract anniversary when the oldest annuitant is age 95. You may receive income payments for a specific period of time, or for life with or without a guaranteed number of payments.

         We will use your cash value (less any applicable premium taxes) on the annuity start date to calculate the amount of your income payments under the annuity option you choose.

                      GUARANTEED RETIREMENT INCOME BENEFIT

         The Guaranteed Retirement Income Benefit provides a minimum guaranteed lifetime fixed income benefit in the form of fixed monthly annuity payments, once the Contract has been in force for at least 10 Contract years. You may select the Guaranteed Retirement Income Benefit only on your Contract application. We will deduct an additional daily charge from the subaccounts at an annual rate of 0.25% for this benefit.

         The amount of income payments we will pay under the Guaranteed Retirement Income Benefit is determined by applying the income base (less applicable taxes) to the guaranteed annuity table rates in your Contract for the annuity option you select. On the annuity start date, the amount of income payments we will pay under the Contract will be the greater of:

         - the dollar amount determined under the Guaranteed Retirement Income Benefit; and

         - the dollar amount determined by applying the Contract's cash value to the income benefits, annuity options and annuity tables described in your Contract.

The income base under the Guaranteed Retirement Income Benefit equals the greater of:

         (i) premiums you paid accumulated daily with interest compounded at 5.00% per year through the earlier of the annuity start date and the Contract anniversary on or next following the oldest joint annuitant's 80th birthday, with a proportional reduction for withdrawals; and

         (ii) the Greatest Anniversary Value for the Contract anniversaries through the earlier of the annuity start date and the Contract anniversary on or next following the oldest joint annuitant's 80th birthday, with a proportional reduction for withdrawals

                               FEDERAL TAX STATUS

         Generally, a Contract's earnings are not taxed until you take them out. For federal tax purposes, if you take money out during the pay-in period, including a surrender or partial withdrawal payment, earnings come out first and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out, you also may be charged a 10% federal penalty tax on earnings. The annuity payments you receive during the payout phase are considered partly a return of your original investment so that part of each payment is not taxable as income until the "investment in the contract" has been fully recovered.

         Death benefits are taxable and generally are included in the income of the recipient as follows: if received under an annuity option, death benefits are taxed in the same manner as annuity payouts; if not received under an annuity option (for instance, if paid out in a lump sum), death benefits are taxed in the same manner as a surrender or full withdrawal. Different tax consequences may apply for a qualified Contract. For a further discussion of the federal tax status of variable annuity contracts, see "Federal Tax Status."

                                    INQUIRIES

         If you need additional information, please contact us at:

                  Service Center
                  P.O. Box 724208
                  Atlanta, Georgia  31139
                  1-877-376-8008 (toll-free)
                  8:00 a.m. to 6:00 p.m. Eastern Time

                                    FEE TABLE


         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time that you buy the Contract, take a partial withdrawal, annuitize the Contract, surrender the Contract, or transfer Contract Value between the subaccounts and/or the fixed account. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Premium Payments                                                               None
Maximum Surrender Charge (as a percentage of your premium payment)(1)                                    7%
Transfer Fee(2)                                                             $25 after 12 transfers per year

         The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including portfolio fees and expenses.

PERIODIC CHARGES OTHER THAN PORTFOLIO EXPENSES

Records Maintenance Charge(3)                                                                                           $30
VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net assets in the subaccounts)

With Both the Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit
    Mortality and Expense Risk Charge ...........................................................................       1.45%
    Administrative Charge........................................................................................       0.20%
                                                                                                                        ----
    Total Variable Account Annual Expenses.......................................................................       1.65%

With Either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit
    Mortality and Expense Risk Charge............................................................................       1.20%
    Administrative Charge........................................................................................       0.20%
                                                                                                                        ----
    Total Variable Account Annual Expenses.......................................................................       1.40%

With Standard Death Benefit Only
    Mortality and Expense Risk Charge............................................................................       0.95%
    Administrative Charge........................................................................................       0.20%
                                                                                                                        ----
    Total Variable Account Annual Expenses.......................................................................       1.15%

------------------------
(1) We do not assess a surrender charge on death benefit payments. We do assess a surrender charge if you surrender your Contract, partially withdraw its cash value, or annuitize under the Contract while surrender charges are applicable.

(2) We do not assess transfer fees on transfers under the Dollar Cost Averaging or Automatic Asset Rebalancing Programs. Transfers under these programs do not count toward the twelve free transfers permitted each Contract year.

(3) We will also deduct the Records Maintenance Charge on the annuity start date or the date you surrender your Contract. We waive this fee for Contracts with a Contract Value of $50,000 or more on the date the fee is assessed.

The following table shows the range of portfolio fees and expenses for the fiscal year ended December 31, 2002. Expenses of the portfolios may be higher or lower in the future. More detail concerning each portfolio's fees and expenses is contained in the prospectus for each portfolio.

RANGE OF ANNUAL OPERATING EXPENSES FOR THE PORTFOLIOS(1)

                                                                                             MINIMUM           MAXIMUM
                                                                                             -------           -------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (total of all expenses that are deducted            0.43%             1.83%
from portfolio assets, including management fees, 12b-1 fees, and other expenses)

(1) The portfolio expenses used to prepare this table were provided to Farmers by the fund(s). Farmers has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2002. Current or future expenses may be greater or less than those shown.

The next table shows the fees and expenses charged by each portfolio for the fiscal year ended December 31, 2002.

ANNUAL PORTFOLIO OPERATING EXPENSES
(as a percentage of average daily net assets in the portfolios as of December 31, 2002):

                                                                                                      FEE
                                                                                                     WAIVER
                                                                                          GROSS        OR        CONTRACTUAL
                                                                                          TOTAL      EXPENSE      NET TOTAL
                                                       MANAGEMENT    12b-1     OTHER      ANNUAL    REIMBURSE-      ANNUAL
PORTFOLIO                                                 FEES       FEES     EXPENSES   EXPENSES      MENT        EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
  Calvert Social Small Cap Growth Portfolio(1)           1.00%        N/A      0.38%       1.38%        N/A           N/A

DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)(2)
  Developing Leaders Portfolio (formerly Small Cap       0.75%       0.25%     0.05%       1.05%        N/A           N/A
    Portfolio)
  Quality Bond Portfolio                                 0.65%       0.25%     0.07%       0.97%        N/A           N/A

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE CLASS SHARES)(2)
                                                         0.75%       0.25%     0.03%       1.03%        N/A           N/A
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE CLASS SHARES)(2)
  Fidelity VIP Growth Portfolio(3)                       0.58%       0.10%     0.09%       0.77%        N/A           N/A
  Fidelity VIP Index 500 Portfolio(4)                    0.24%       0.10%     0.13%       0.47%        N/A           N/A
  Fidelity VIP Mid Cap Portfolio(3)                      0.58%       0.10%     0.12%       0.80%        N/A           N/A

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)(2)
  Franklin Small Cap Fund(5)                             0.53%       0.25%     0.31%       1.09%      (0.05)%        1.04%
  Templeton Developing Markets Securities Fund           1.25%       0.25%     0.33%       1.83%        N/A           N/A
  Templeton Global Asset Allocation Fund(5)              0.62%       0.25%     0.21%       1.08%      (0.02)%        1.06%

GOLDMAN SACHS VARIABLE INSURANCE TRUST(6)
  Goldman Sachs Capital Growth Fund                      0.75%        N/A      0.85%       1.60%        N/A           N/A
  Goldman Sachs CORE (SM) Small Cap Equity Fund          0.75%        N/A      0.50%       1.25%        N/A           N/A
  Goldman Sachs Mid Cap Value Fund                       0.80%        N/A      0.13%       0.93%        N/A           N/A

                                                                                                       FEE
                                                                                                      WAIVER
                                                                                          GROSS         OR        CONTRACTUAL
                                                                                          TOTAL       EXPENSE      NET TOTAL
                                                      MANAGEMENT     12b-1     OTHER      ANNUAL     REIMBURSE-      ANNUAL
PORTFOLIO                                                FEES        FEES     EXPENSES   EXPENSES       MENT        EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
  Janus Aspen Balanced Portfolio (Service Shares)(2)     0.65%       0.25%     0.02%       0.92%        N/A           N/A
  Janus Aspen Capital Appreciation Portfolio             0.65%        N/A      0.02%       0.67%        N/A           N/A
    (Institutional Shares)
  Janus Aspen Mid Cap Growth Portfolio (Service          0.65%       0.25%     0.02%       0.92%        N/A           N/A
    Shares) (formerly Aggressive Growth Portfolio)(2)

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
  PIMCO Foreign Bond Portfolio(7)                        0.25%       0.15%     0.54%       0.94%      (0.01)%        0.93%
  PIMCO Low Duration Portfolio(8)                        0.25%       0.15%     0.27%       0.67%      (0.01)%        0.66%

SCUDDER VARIABLE SERIES I (CLASS A SHARES)
  Scudder Bond Portfolio                                 0.48%        N/A      0.07%       0.55%        N/A           N/A
  Scudder Global Discovery Portfolio(9)                  0.98%        N/A      0.21%       1.19%        N/A           N/A
  Scudder Growth and Income Portfolio                    0.48%        N/A      0.09%       0.57%        N/A           N/A
  Scudder International Portfolio                        0.87%        N/A      0.16%       1.03%        N/A           N/A
  Scudder Money Market Portfolio                         0.37%        N/A      0.06%       0.43%        N/A           N/A

SCUDDER VARIABLE SERIES II (CLASS A SHARES)
  Scudder Government Securities Portfolio                0.55%        N/A      0.04%       0.59%        N/A           N/A
  Scudder High Income Portfolio (formerly Scudder        0.60%        N/A      0.06%       0.66%        N/A           N/A
    High Yield Portfolio)
  Scudder Small Cap Growth Portfolio                     0.65%        N/A      0.06%       0.71%        N/A           N/A
  SVS Dreman High Return Equity Portfolio(10)            0.73%        N/A      0.06%       0.79%        N/A           N/A

WM VARIABLE TRUST (CLASS 2 SHARES)(2)
  WM Equity Income Fund                                  0.63%       0.25%     0.07%       0.95%        N/A           N/A
  WM Mid Cap Stock Fund                                  0.75%       0.25%     0.09%       1.09%        N/A           N/A
  WM Small Cap Stock Fund                                0.88%       0.25%     0.12%       1.25%        N/A           N/A

WM VARIABLE TRUST (CLASS 2 SHARES)(2)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS(11)
  WM SAM Balanced Portfolio                              0.10%       0.25%     0.91%       1.26%        N/A           N/A
  WM SAM Conservative Balanced Portfolio                 0.10%       0.25%     0.98%       1.33%        N/A           N/A
  WM SAM Conservative Growth Portfolio                   0.10%       0.25%     0.99%       1.34%        N/A           N/A
  WM SAM Flexible Income Portfolio                       0.10%       0.25%     0.84%       1.19%        N/A           N/A
  WM SAM Strategic Growth Portfolio                      0.10%       0.25%     1.06%       1.41%        N/A           N/A

---------------------------------------
(1) "Total Expenses" for the Calvert Social Small Cap Growth Portfolio reflect an indirect fee resulting from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses after reductions for fees paid indirectly and fee waivers would be 1.28% for this Portfolio.

(2) 12b-1 fees represent servicing fees which are paid to Farmers for certain administrative and account maintenance services provided by Farmers to Contract owners investing in these portfolios. The 12b-1 distribution plan is described in the portfolios' prospectus and statement of additional information. Because the 12b-1 fees are paid out of class assets on an on-going basis, over time these fees will increase the cost of an investment, and may cost more than paying other types of sales charges.

(3) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. After taking into account these voluntary offsets, the Net Total Annual Expenses for the Fidelity VIP Growth Portfolio and the Fidelity VIP Mid Cap Portfolio were 0.71% and 0.73%, respectively. These offsets may be discontinued at any time.

(4) The manager for the Fidelity VIP Index 500 Portfolio has voluntarily agreed to reimburse the Service Class of shares to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.38%. This arrangement can be discontinued by the Portfolio's manager at any time.

(5) The manager of each of the Franklin Small Cap Fund and the Templeton Global Asset Allocation Fund has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

(6) Goldman Sachs Asset Management L.P., the investment adviser, has voluntarily agreed to reduce or limit certain "Other Expenses" (excluding management fees, transfer agent fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) for the Goldman Sachs Capital Growth Fund, the Goldman Sachs CORE(SM) Small Cap Equity Fund, and the Goldman Sachs Mid Cap Value Fund, to 0.29% of each fund's average daily net assets. These voluntary limitations were in effect during 2002. After taking into account these voluntary arrangements, the Net Total Annual Expenses for the Goldman Sachs VIT Capital Growth Fund and the Goldman Sachs VIT Core(SM) Small Cap Equity Fund were each 1.04% during 2002. For calendar year ended December 31, 2002, there were no expense reductions or limitations for the Goldman Sachs VIT Mid Cap Value Fund. The investment adviser may discontinue or modify any limitations in the future at its discretion.

(7) PIMCO has contractually agreed, for the Foreign Bond Portfolio's current fiscal year, to reduce annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.90% of average daily net assets. Without the reduction, such expenses for the fiscal year end December 31, 2002 would have been 0.94%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Ratio of net expenses to average net assets excluding interest expense is 0.90%.

(8) PIMCO has contractually agreed, for the Low Duration Portfolio's current fiscal year, to reduce annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.67% of average daily net assets. Without the reduction, such expenses for the fiscal year ended December 31, 2002 would have been 0.66%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Ratio of net expenses to average net assets excluding interest expense is 0.65%

(9) Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the Scudder Global Discovery Portfolio (Class A Shares) to 1.40%.

(10) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one-year period commencing on May 1, 2003, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the SVS Dreman High Return Equity Portfolio (Class A Shares) to 0.87%.

(11) Each WM SAM Portfolio is an asset-allocation "fund of funds" that typically allocates its assets, within predetermined percentage ranges, among certain Funds of the WM Variable Trust and the WM High Yield Fund (the "Funds"). Each Portfolio has its own set of operating expenses, as does each of the Funds in which it invests. The Fee Table above shows combined annual expenses for each WM SAM Portfolio and the Funds in which the Portfolio invests. The expenses shown assume a constant allocation by each Portfolio of its assets among the Funds identical to such Portfolio's actual allocation at December 31, 2002. A Portfolio's actual expenses may be higher or lower as a result of changes in the allocation of the Portfolio's assets among the Funds, and the expenses of the Fund and in the Portfolio.


         The expenses shown above are deducted by each underlying portfolio before the portfolio provides us with its daily net asset value. We then deduct applicable variable account charges from the net asset value to calculate the unit value of the corresponding subaccount. The management fees and other expenses are more fully described in the prospectus for each underlying portfolio. Information relating to the portfolios was provided to us by the portfolios and was not independently verified by us.

EXAMPLE OF MAXIMUM CHARGES


         This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example shows the maximum costs of investing in the Contract, including transaction expenses, the Records Maintenance Charge of $30, the Variable Account charges of 1.65%, and maximum Annual Portfolio Operating Expenses of 1.83%.

         The Example assumes that you invest $10,000 in the Policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Based on these assumptions, your costs would be:

(1) If you surrender or annuitize the Policy at the end of the applicable time period:

1 year       3 years       5 years      10 years
------       -------       -------      --------
$956         $1,538        $2,216        $3,824

(2) If you do not surrender or annuitize the Policy at the end of the applicable time period:

1 year       3 years       5 years      10 years
------       -------       -------      --------
$358         $1,090        $1,844        $3,824

         The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). The Record Maintenance Charge of $30 is reflected as an annual charge of 0.077% that is determined by dividing total Record Maintenance Charges collected during 2002 by total average net assets attributable to the Contract during 2002.

         Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

CONDENSED FINANCIAL INFORMATION

         We have included in Appendix A a financial history of two sets of accumulation unit values that reflect the highest and lowest levels of Variable Account Annual Expenses available under the Contract. Tables for one other set of accumulation unit values that reflect the middle level of Variable Account Expenses are included in the SAI.


                 ABOUT FARMERS NEW WORLD LIFE INSURANCE COMPANY
                            AND THE VARIABLE ACCOUNT

FARMERS NEW WORLD LIFE INSURANCE COMPANY

         Farmers New World Life Insurance Company ("Farmers") is the stock life insurance company issuing the Contract. Farmers is located at 3003 - 77th Avenue, S.E., Mercer Island, Washington 98040, and was incorporated under Washington law on February 21, 1910. Farmers established the variable account to support the investment options under this Contract and under other variable annuity contracts Farmers may issue. Farmers' general account supports the fixed account under the Contract.

         Farmers is a direct wholly-owned subsidiary of Farmers Group, Inc. ("FGI"). FGI is a stock holding and management company. The ultimate controlling parents of FGI are Allied Zurich p.l.c., a United Kingdom company, and Zurich Allied AG, a Swiss company. Allied Zurich p.l.c. and Zurich Allied AG are traded in certain European markets, but are not publicly traded in the U.S.

         Farmers markets a broad line of individual life insurance products, including universal life, term life and whole life insurance and annuity products (predominately flexible premium deferred annuities). Farmers currently is licensed to sell insurance in 47 states and the District of Columbia. The states where Farmers is not licensed are Alaska, New Hampshire and New York.


FARMERS ANNUITY SEPARATE ACCOUNT A

         We established the Farmers Annuity Separate Account A (the "variable account") as a variable account under Washington insurance law on April 6, 1999. The variable account will receive and invest premium payments paid under the Contracts and under other variable annuity contracts we may issue in the future.

         Although the assets in the variable account are our property, the portion of the assets in the variable account that are attributable to variable annuity contracts are not chargeable with the liabilities arising out of any other business that we may conduct. All obligations arising under the Contracts are our general corporate obligations. Income, gains and losses, whether or not realized, from assets allocated to the variable account are credited to or charged against the variable account without regard to our other income, gains or losses. We have the right to transfer to our general account any assets of the variable account that are in excess of such reserves and other liabilities.

         The variable account is divided into 35 subaccounts. Additional subaccounts may be available in the future. Each subaccount invests exclusively in shares of a single portfolio of a fund. The income, gains and losses, whether or not realized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

         The variable account has been registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the variable account, the funds or of us by the SEC. The variable account is also subject to the laws of the State of Washington which regulate the operations of insurance companies domiciled in Washington.

                                 THE PORTFOLIOS

         Each subaccount of the variable account invests exclusively in shares of a designated portfolio of a fund. Shares of each portfolio are purchased and redeemed at net asset value, without a sales charge. Each fund available under the Contract is registered with the SEC under the 1940 Act as an open-end, management investment company.

         The assets of each portfolio are separate from the assets of any other portfolio, and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate investment portfolio and the income or losses of one portfolio has no effect on the investment performance of any other portfolio.

         Each of the portfolios is managed by an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended. Each investment adviser is responsible for the selection of the investments of the portfolio. These investments must be consistent with the investment objective, policies and restrictions of that portfolio.

         Some of the portfolios have been established by investment advisers that manage retail mutual funds sold directly to the public having similar names and investment objectives to the portfolios available under the Contract. While some of the portfolios may be similar to, and may in fact be modeled after, publicly traded mutual funds, you should understand that the portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any similarly named portfolio may differ substantially from the portfolios available through this Contract.

         An investment in a subaccount, or in any portfolio, including the Money Market Portfolio, is not insured or guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to insurance charges, the yields on the money market subaccount may become extremely low and possibly negative.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS

         The investment objective of each portfolio is summarized below. NO ONE CAN PROMISE THAT ANY PORTFOLIO WILL MEET ITS INVESTMENT OBJECTIVES. Amounts you have allocated to the subaccounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the portfolios in which those subaccounts invest. You bear the investment risk that those portfolios possibly will not meet their investment objectives.

         You can find more detailed information, including a description of risks, fees and expenses of each portfolio, in the prospectuses for the portfolios which accompany this prospectus.

CERTAIN PORTFOLIOS HAVE SIMILAR INVESTMENT OBJECTIVES. YOU SHOULD CAREFULLY READ THE PROSPECTUSES FOR THE PORTFOLIOS BEFORE YOU INVEST.

PORTFOLIO                                               INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------                                               -------------------------------------------
CALVERT SOCIAL SMALL CAP GROWTH    Seeks to achieve long-term capital appreciation by investing primarily in the equity
PORTFOLIO                          securities of companies that have small market capitalizations. Investment adviser is
                                   Calvert Asset Management Company, Inc. The sub-advisor is Awad Asset Management, Inc.

DREYFUS VIF DEVELOPING LEADERS     Seeks to maximize capital appreciation. Investment adviser is The Dreyfus Corporation.
PORTFOLIO (FORMERLY DREYFUS
SMALL CAP PORTFOLIO) (SERVICE
CLASS)

DREYFUS VIF QUALITY BOND           Seeks to maximize total return, consisting of capital appreciation and current income.
PORTFOLIO (SERVICE CLASS)          Investment adviser is The Dreyfus Corporation.

THE DREYFUS SOCIALLY RESPONSIBLE   Seeks to provide capital growth, with current income as a secondary goal. Investment
GROWTH FUND, INC. (SERVICE CLASS)  adviser is The Dreyfus Corporation.

FIDELITY VIP GROWTH PORTFOLIO      Seeks to achieve capital appreciation. Investment adviser is Fidelity Management &
(SERVICE CLASS)                    Research Company. The sub-advisor is FMR Co., Inc.

FIDELITY VIP INDEX 500 PORTFOLIO   Seeks investment results that correspond to the total return of common stocks publicly
(SERVICE CLASS)                    traded in the United States, as represented by the Standard & Poor's 500(SM) Index.
                                   Investment adviser is Fidelity Management & Research Company. The sub-adviser is FMR
                                   Co., Inc.

FIDELITY VIP MID CAP PORTFOLIO     Seeks long-term growth of capital. Investment adviser is Fidelity Management &
(SERVICE CLASS)                    Research Company. The sub-advisor is FMR Co., Inc., Fidelity Management & Research
                                   (U.K.), Inc., Fidelity Management & Research (Far East), Inc., and Fidelity Investments
                                   Japan Limited.

FRANKLIN SMALL CAP FUND (CLASS 2)  Seeks long-term capital growth. Investment adviser is Franklin Advisers, Inc.

TEMPLETON DEVELOPING MARKETS       Seeks long-term capital appreciation. Investment adviser is Templeton Asset Management
SECURITIES FUND (CLASS 2)          Ltd.

TEMPLETON GLOBAL ASSET             Seeks high total return. Investment adviser is Templeton Investment Counsel, LLC.
ALLOCATION FUND (FORMERLY
TEMPLETON ASSET STRATEGY FUND)
(CLASS 2)

GOLDMAN SACHS CAPITAL GROWTH FUND  Seeks long-term growth of capital. Investment adviser is Goldman Sachs Asset
                                   Management, L.P.

PORTFOLIO                                         INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------                                         -------------------------------------------
GOLDMAN SACHS CORE (SM) SMALL CAP  Seeks long-term growth of capital. Investment adviser is Goldman Sachs Asset
EQUITY FUND                        Management, L.P.

GOLDMAN SACHS MID CAP VALUE FUND   Seeks long-term capital appreciation. Investment adviser is Goldman Sachs Asset
                                   Management, L.P.

JANUS ASPEN BALANCED PORTFOLIO     Seeks long-term capital growth, consistent with preservation of capital and balanced by
(SERVICE)                          current income. Investment adviser is Janus Capital.

JANUS ASPEN CAPITAL APPRECIATION   Seeks long-term growth of capital. Investment adviser is Janus Capital.
PORTFOLIO (INSTITUTIONAL)

JANUS ASPEN MID CAP GROWTH         Seeks long-term growth of capital. Investment adviser is Janus Capital.
PORTFOLIO (FORMERLY JANUS ASPEN
AGGRESSIVE GROWTH PORTFOLIO)
(SERVICE SHARES)

PIMCO FOREIGN BOND PORTFOLIO       Seeks maximum total return, consistent with preservation of capital and prudent
(ADMINISTRATIVE CLASS)             investment management. Investment adviser is Pacific Investment Management Company LLC.

PIMCO LOW DURATION PORTFOLIO       Seeks maximum total return, consistent with preservation of capital and prudent
(FORMERLY PIMCO LOW DURATION       investment management. Investment adviser is Pacific Investment Management Company LLC.
BOND PORTFOLIO) (ADMINISTRATIVE
CLASS)

SCUDDER BOND PORTFOLIO (CLASS A)   Seeks to provide a high level of income consistent with a high quality portfolio of debt securities. Investment adviser is Deutsche Investment Management Americas Inc.

SCUDDER GLOBAL DISCOVERY           Seeks above-average capital appreciation over the long term by investing primarily in
PORTFOLIO (CLASS A)                equity securities of small companies located throughout the world. Investment adviser is Deutsche Investment Management Americas Inc.

SCUDDER GROWTH AND INCOME          Seeks long-term growth of capital, current income and growth of income. Investment
PORTFOLIO (CLASS A)                adviser is Deutsche Investment Management Americas Inc.

SCUDDER INTERNATIONAL PORTFOLIO    Seeks long-term growth of capital primarily through diversified holdings of marketable
(CLASS A)                          foreign equity investments. Investment adviser is Deutsche Investment Management
                                   Americas Inc.

SCUDDER MONEY MARKET PORTFOLIO     Seeks to maintain stability of capital and, consistent therewith, to maintain the
(CLASS A)                          liquidity of capital and to provide current income. Investment adviser is Deutsche
                                   Investment Management Americas Inc.

SCUDDER GOVERNMENT SECURITIES      Seeks high current income consistent with preservation of capital. Investment adviser
PORTFOLIO (CLASS A)                is Deutsche Investment Management Americas Inc.

SCUDDER HIGH INCOME PORTFOLIO      Seeks to provide a high level of current income. Investment adviser is Deutsche
(CLASS A)                          Investment Management Americas Inc.

SCUDDER SMALL CAP GROWTH           Seeks maximum appreciation of investors' capital. Investment adviser is Deutsche
PORTFOLIO (CLASS A)                Investment Management Americas Inc.

SVS DREMAN HIGH RETURN EQUITY      Seeks to achieve a high rate of total return. Investment adviser is Deutsche Investment
PORTFOLIO (CLASS A)                Management Americas Inc.; investment sub-adviser is Dreman Value Management L.L.C.

WM EQUITY INCOME FUND (CLASS 2     Seeks to provide a relatively high level of current income while achieving long-term
SHARES)                            growth of income and capital. The investment adviser is WM Advisors, Inc.

WM MID CAP STOCK FUND (CLASS 2     Seeks to provide long-term capital appreciation. The investment adviser is WM
SHARES)                            Advisors, Inc.

WM SMALL CAP STOCK FUND (CLASS 2   Seeks long-term capital appreciation. The investment adviser is WM Advisors, Inc.
SHARES)

PORTFOLIO                                         INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------                                         -------------------------------------------
WM SAM BALANCED PORTFOLIO (CLASS   Seeks to provide as high a level of total return (consisting of reinvested income and
2)                                 capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer you the potential for a medium level of income and a medium level of capital growth, while exposing you to a medium level of principal risk. Investment adviser is WM Advisors, Inc.

WM SAM CONSERVATIVE BALANCED       Seeks to provide a high level of total return (consisting of reinvestment of income and
PORTFOLIO (CLASS 2)                capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer you the potential for a medium to high level of income and a medium to low level of capital growth, while exposing you to a medium to low level of principal risk.
                                   Investment adviser is WM Advisors, Inc.

WM SAM CONSERVATIVE GROWTH         Seeks to provide long-term capital appreciation. In general, relative to the other
PORTFOLIO (CLASS 2)                Portfolios, the Conservative Growth Portfolio should offer the potential for a low to medium level of income and a medium to high level of capital growth, while exposing you to a medium to high level of principal risk. Investment adviser is WM Advisors, Inc.

WM SAM FLEXIBLE INCOME PORTFOLIO   Seeks to provide a high level of total return (consisting of reinvestment of income
(CLASS 2)                          with some capital appreciation). In general, relative to the other Portfolios, the
                                   Flexible Income Portfolio should offer you the potential for a high level of income and a low level of capital growth, while exposing you to a low level of principal risk.
                                   Investment adviser is WM Advisors, Inc.

WM SAM STRATEGIC GROWTH            Seeks to provide long-term capital appreciation. In general, relative to the other
PORTFOLIO (CLASS 2)                Portfolios, the Strategic Growth Portfolio should offer the potential for a higher level of capital growth and corresponding levels of principal risk. Investment adviser is WM Advisors, Inc.

AVAILABILITY OF THE PORTFOLIOS

         We cannot guarantee that each portfolio will always be available for investment through the Contracts.

         We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the variable account. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of a portfolio are no longer available for investment or if, in our judgment, further investment in any portfolio should become inappropriate, we may redeem the shares of that portfolio and substitute shares of another portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.


         We also reserve the right in our sole discretion to establish additional subaccounts, eliminate or combine one or more subaccounts, combine the variable account with one or more other separate accounts, or operate the variable account as a different kind of investment company. Subject to obtaining any approvals or consents required by law, the assets of one or more subaccounts may also be transferred to any other subaccount if, in our sole discretion, conditions warrant. Additional information regarding the substitutions of investments and resolving conflicts among funds may be found in the SAI. You can obtain the SAI (at no cost) by writing to us at the address shown on the front cover or by calling 1-877-376-8008.


                                THE PAY-IN PERIOD

         The pay-in period begins when we issue your Contract and continues until the annuity start date. The pay-in period will also end if you surrender your Contract, or a death benefit is payable, before the payout period.

PURCHASING A CONTRACT

         You may purchase a Contract with a premium payment of $500 or more. The first premium payment is the only one we require you to make.

         To purchase a Contract, you must complete an application and send it with your premium to us through one of our authorized agents who is also a registered representative. Contracts may be sold to or in connection with retirement plans that qualify for special tax treatment.

         WHO SHOULD PURCHASE THE CONTRACT? We have designed this Contract for people seeking long-term tax deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in higher federal and state income tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

         If you are purchasing the Contract through a tax favored arrangement, including IRAs, Roth IRAs, SIMPLE IRAs, and SEP IRAs, you should carefully consider the costs and benefits of the Contract (including annuity income benefits) before purchasing the Contract, since the tax favored arrangement itself provides for tax sheltered growth.

         We will not issue you a Contract if you are older than age 90 on the issue date.

CANCELLATION - THE 10 DAY RIGHT TO EXAMINE PERIOD

         You have the right to cancel the Contract for any reason within 10 days after you receive it. In some jurisdictions, this period may be longer than 10 days. To cancel the Contract, you must send it to our Home Office at Mercer Island, Washington, before the end of the right to cancel period.

         In most states, the amount of the refund will be the total premiums we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. If state law requires a return of premium, we will refund the greater of your original premium(s) or the Contract Value on the date we receive the Contract at our Home Office at the address shown on the front page of this prospectus. If you purchase a qualified Contract, we will return the premium(s) paid. If your state requires us to return your premium or if you have purchased a qualified Contract, we will place your premium(s) in the fixed account for the number of days in your state's right to examine period, plus 10 days. We will credit your premium(s) placed in the fixed account with interest at the current fixed account interest rates. We will pay the refund within 7 calendar days after we receive the Contract. The Contract will then be deemed void.

DESIGNATING YOUR INVESTMENT OPTIONS

         When you complete your application, you will give us instructions on how to allocate your first premium payment among the 35 subaccounts and the fixed account. The amount you direct to a particular subaccount and/or to the fixed account must be in whole percentages from 1% to 100% of the premium payment, and must equal at least $500.

         If your application is complete and your premium payment has been received at the Service Center, we will issue your Contract within two business days of its receipt, and credit your initial premium payment to your Contract. If your application is incomplete, we will contact you and seek to complete it within five business days. If we cannot complete your application within five business days after we receive it, we will return your premium payment, unless you expressly permit us to keep it. We will credit the payment as soon as we receive all necessary application information.

         The date we credit your initial premium payment to your Contract is the issue date. In most states, on the issue date we will allocate your initial premium to the subaccounts and the fixed account as you specified on your application.

         If your state requires us to return your initial premium(s) in the event you exercise your right to cancel the Contract, or if you purchase a qualified Contract, we will allocate the initial premium(s) to the fixed account on the issue date. While held in the fixed account, your premium(s) will be credited with interest at current fixed account rates. The premium(s) will remain in the fixed account for the number of days in your state's right to examine period, plus 10 days. On the first valuation day on or after that period, we will reallocate all Contract Value from the fixed account to the subaccounts and fixed account as you selected on the application.

         We may reject any application or premium payment for any reason permitted by law.

TAX-FREE 'SECTION 1035' EXCHANGES

         You can generally exchange one annuity for another in a 'tax-free exchange' under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge on your old contract. There will be a new surrender charge period for this Contract. Other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for
Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you the Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise).


ADDITIONAL PREMIUM PAYMENTS

         There are no requirements on how many premium payments to make. You determine the amount and timing of each additional premium payment, except that premium payments must be at least $500 ($50 or more for IRAs and/or if you authorize us to draw on an account by check or electronic debit). You may make premium payments at any time until the earliest of: (a) the annuity start date;
(b) the date you fully withdraw all Contract Value; or (c) the date you reach age 70 1/2 for qualified Contracts (other than Roth IRAs and rollovers and transfers).


         We will not accept total premium payments in excess of the cumulative premium limit that is specified on your Contract specification page. The Tax Code may also limit the amount of premiums you may make.

         We will credit any additional premium payments you make to your Contract at the accumulation unit value next computed at the end of the valuation day on which we receive them at the Service Center. Our valuation day usually closes at 4:00 p.m. Eastern Time (1:00 p.m. Pacific Time). If we receive your premium payments after the close of a valuation day, we will calculate and credit them as of the end of the next valuation day.

         We will direct your premium payment to the subaccounts and/or the fixed account according to your written instructions in effect at the time we receive it at the Service Center. However, you may direct individual premium payments to a specific subaccount and/or to the fixed account without changing your instructions. You may change your instructions at any time by sending us a written request or by telephone authorization. Changing your allocation instructions will not change the way existing Contract Value is apportioned among the subaccounts or the fixed account.

         THE VALUE OF YOUR CONTRACT INVESTED IN A SUBACCOUNT WILL VARY WITH THE INVESTMENT PERFORMANCE OF THAT SUBACCOUNT. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE SUBACCOUNTS. YOU

SHOULD PERIODICALLY REVIEW YOUR PREMIUM PAYMENT ALLOCATION INSTRUCTIONS IN LIGHT OF MARKET CONDITIONS AND YOUR OVERALL FINANCIAL OBJECTIVES.

                               YOUR CONTRACT VALUE

VARIABLE ACCOUNT VALUE

         Your variable account value will reflect the investment experience of the selected subaccounts, any premium payments paid, any surrenders or partial withdrawals, any transfers, and any charges assessed in connection with the Contract. There is no guaranteed minimum variable account value.

         CALCULATING VARIABLE ACCOUNT VALUE

         Your variable account value is determined at the end of each valuation day. The value will be the total of your Contract's value in each of the subaccounts. We determine your Contract's value in each subaccount by multiplying that subaccount's unit value for the relevant valuation period by the number of accumulation units of that subaccount allocated to the Contract.

         NUMBER OF ACCUMULATION UNITS

         Any amounts you allocate or transfer to the subaccounts will be converted into subaccount accumulation units. We determine the number of accumulation units to be credited to your Contract by dividing the dollar amount being allocated or transferred to a subaccount by the accumulation unit value for that subaccount at the end of the valuation day during which the amount was allocated or transferred. The number of accumulation units in any subaccount will be increased at the end of the valuation day by:

         - any premium payments allocated to the subaccount during the current valuation day; and

         - by any amounts transferred to the subaccount from another subaccount or from the fixed account during the current valuation day.

         Any amounts transferred, surrendered or deducted from a subaccount will be processed by canceling or liquidating accumulation units. The number of accumulation units to be canceled is determined by dividing the dollar amount being removed from a subaccount by the accumulation unit value for that subaccount at the end of the valuation day during which the amount was removed. The number of accumulation units in any subaccount will be decreased at the end of the valuation day by:

         - any amounts transferred (including any applicable transfer fee) from that subaccount to another subaccount or to the fixed account on that valuation day;

         - any amounts withdrawn or surrendered (including any applicable surrender charges and premium taxes) on that valuation day; and

         - the Records Maintenance Charge, if assessed on that valuation day.

         ACCUMULATION UNIT VALUE

         The accumulation unit value for each subaccount's first valuation day was set at the amount shown in Appendix A. The accumulation unit value for each subaccount is recalculated at the end of each valuation day by multiplying the accumulation unit value at the end of the immediately preceding valuation day by the Net Investment Factor for the valuation day for which the value is being determined. The new accumulation unit value reflects the investment performance of the underlying portfolio, and the daily deduction of: (i) the mortality and expense risk charge, (ii) any charge for enhanced benefit riders, and (iii) the daily administrative charge during each valuation period.

         We determine a separate accumulation unit value for each subaccount. We will also determine separate sets of accumulation unit value reflecting the costs of the Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit.

         The formula for computing the Net Investment Factor is in the Statement of Additional Information.

                      TRANSFERS BETWEEN INVESTMENT OPTIONS

         After the right to examine period has expired and before the annuity start date, you may transfer all or part of the amount in a subaccount or the fixed account to another subaccount or the fixed account, subject to the restrictions described below.

         The minimum amount that you may transfer is $100 or your total value in that subaccount, if less. If you request a transfer that would reduce the amount in a subaccount or fixed account below $500, we will transfer the entire amount in the subaccount.

         You may make one transfer from the fixed account to the subaccounts each Contract year during the 30 days following a Contract anniversary. We measure a Contract year from the anniversary of the issue date. You may not make a transfer into the fixed account during the six months following any transfer you make out of the fixed account to any subaccount(s).

         Transfers will be processed based on the accumulation unit values determined at the end of the valuation day on which we receive your written request or telephone authorization to transfer, provided we receive the request at our Service Center before the close of our valuation day, usually 4:00 p.m. Eastern Time (1:00 p.m. Pacific Time). If we receive your request after the close of our valuation day, we will process the transfer request using the accumulation unit value for the next valuation day. There currently is no limit on the number of transfers that you can make among subaccounts or to the fixed account.

         We may suspend or modify this transfer privilege at any time.

ASSET ALLOCATION MODELS

         Asset allocation allows you to invest in different asset classes - such as stock funds, international funds, bond funds, and money market funds - depending on your risk tolerance, investment goals and time horizon. Keep in mind that use of an asset allocation model does not guarantee investment results.

         An asset allocation model program is available in connection with the Contracts at no charge. Currently, you can select one of five asset allocation models, ranging from conservative to aggressive. Each model invests different percentages of your contract value in some or all of the subaccounts. Although you may only use one model at a time, you may elect to change your model selection as your tolerance for risk, and/or your needs and objectives change. The models do not include allocations to the fixed account. These models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure.

         If you choose an asset allocation model, your premium payments will automatically be allocated among the subaccounts to reflect the model you choose. If you select Automatic Asset Rebalancing, then your assets held in the subaccounts will be rebalanced each quarter to the same percentages as the original model you selected (or a more recent model if you instruct us).

         You can stop and start your participation in asset allocation models at any time, and you can change your model or provide different instructions to us at any time by submitting a request to the Service Center. Asset allocation is not available after the annuity start date. Your asset allocation instructions are effective on the business day we receive them at the Service Center.

         We may suspend or modify the asset allocation program at any time.

AUTOMATIC ASSET REBALANCING PROGRAM

         If you select the Automatic Asset Rebalancing program ("AAR"), you can instruct us to automatically rebalance your money in the subaccounts each quarter to reflect your most recent instructions for allocating premiums. Investment performance will likely cause any allocation percentages you selected to shift. With AAR, we will automatically make transfers among the subaccounts on the first day of each calendar quarter to bring your Contract back in line with the percentages you most recently provided to us.

         For instance, assume you instructed us to put your initial premium into 5 subaccounts in equal proportions (20% in each) and you selected AAR on your application. Over the next few months, investment performance caused the percentage of your Contract Value in the 5 subaccounts to change so that the 5 subaccounts were 10%, 30%, 10%, 30% and 20% of your Contract Value. On the first day of the calendar quarter, we will transfer your money among the subaccounts so that 20% of your Contract Value is again in each of the 5 subaccounts.

         If you select an asset allocation model on your application and you select AAR, then on the first day of each calendar quarter, we will automatically transfer money among the subaccounts to match the percentages in the original asset allocation model you select. Unless you instruct us to update the asset allocation model, AAR will rebalance your money in the subaccounts to the original model that was in place on the issue date (or to the model in place on the date you most recently told us to update the model).


         Transfers under this program are not subject to the $100 minimum transfer limitation. There is no charge for using AAR and we do not charge a transfer fee for asset rebalancing. We do not include any money allocated to the fixed account in the rebalancing. We do not assess transfer fees on AAR transfers, nor do we count them toward the twelve free transfers permitted each Contract year.


         You can start and stop AAR at any time, and you can change your instructions at any time by submitting a request to the Service Center. AAR is not available after the annuity start date. Your AAR instructions are effective on the business day we receive them at the Service Center.

         We may suspend or modify AAR at any time.

THIRD PARTY TRANSFERS

         If you authorize a third party to transact transfers on your behalf, we will honor their transfer instructions, so long as they comply with our administrative systems, rules and procedures, which we may modify or rescind at any time. We take no responsibility for any third party asset allocation program. PLEASE NOTE that any fees and charges assessed for third party asset allocation services are separate and distinct from the Contract fees and charges set forth in this prospectus. We neither recommend nor discourage the use of asset allocation services.

EXCESSIVE TRADING LIMITS

         We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for a Contract owner if:

         - we believe, in our sole discretion, that excessive trading by the Contract owner, or a specific transfer request, or a group of transfer requests, may have a detrimental effect on the accumulation unit values of any subaccount or the share prices of any portfolio or would be detrimental to other Contract owners; or

         - we are informed by one or more portfolios that they intend to restrict the purchase of portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of portfolio shares.

         We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.

DOLLAR COST AVERAGING PROGRAM

         Under the dollar cost averaging program, you may authorize us to transfer a fixed dollar amount at monthly intervals from the fixed account to one or more subaccounts. You may designate up to eight subaccounts to receive the transfers. The fixed dollar amount will purchase more accumulation units of a subaccount when their value is lower and fewer units when their value is higher. Over time, the cost per unit averages out to be less than if all purchases of units had been made at the highest value and greater than if all purchases had been made at the lowest value. The dollar cost averaging method of investment reduces the risk of making purchases only when the price of accumulation units is high. It does not assure a profit or protect against a loss in declining markets.

         Dollar cost averaging is only available during the pay-in period. You may cancel your participation in the program at any time.

         You may enroll in the dollar cost averaging program at any time by submitting a request to the Service Center. We make transfers on the same day of every month as your issue date. We must receive the form at least 5 valuation days before the transfer date, for your transfers to begin on that date. When you enroll in the dollar cost averaging program, your total Contract Value in the fixed account must be at least equal to the amount you designate to be transferred on each transfer date. Transfers from the fixed account must be at least $100. Transfers under the dollar cost averaging program will not occur unless the balance in the fixed account is at least as large as the amount designated to be transferred.


         We may suspend or modify this dollar cost averaging program at any time. We do not assess transfer fees on dollar cost averaging transfers, nor do we count them toward the twelve free transfers permitted each Contract year.


TELEPHONE TRANSFERS

         Unless you notify us on your application or in writing that you do not want the ability to make transfers by telephone, generally you will have the ability to make a transfer by giving us instructions over the telephone. (In some states you may have to elect telephone transfers.) You may use your telephone to authorize a transfer from one subaccount or the fixed account to another subaccount or the fixed account, to change the allocation instructions for future investments, and/or to change asset rebalancing and dollar cost averaging programs.

         We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions. We may be liable for such losses if we do not follow those reasonable procedures.

         The procedures that we may follow for telephone transfers include:

         - providing you with a written confirmation of all transfers made according to telephone instructions,

         - requiring a form of personal identification prior to acting on instructions received by telephone, and

         -        tape recording instructions received by telephone.

         We will process any telephone transfer order that is completely received at the Service Center before the NYSE closes (usually 4:00 p.m. Eastern time). We cannot guarantee that telephone transactions will always be available. For example, our Service Center may be closed during severe weather emergencies or there may be interruptions in telephone service or problems with computer systems that are beyond our control. Outages or slowdowns may prevent or delay our receipt of your request. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.

         We reserve the right to modify, restrict, suspend or eliminate the transfer privileges (including the telephone transfer facility) at any time, for any class of Contracts, for any reason.

TRANSFER FEE

         We will impose a transfer fee of $25 for the thirteenth and each subsequent transfer request you make per Contract year. Transfers you make pursuant to the asset rebalancing and dollar cost averaging programs do not count toward your 12 free transfers. See "Fees and Charges."

                              ACCESS TO YOUR MONEY

SURRENDERS

         At any time before the annuity start date, you may surrender your Contract for its cash value.

         The cash value is equal to :

         -        the Contract Value; minus

         -        any applicable surrender charges; minus

         -        any premium taxes not previously deducted; minus

         -        the Records Maintenance Charge unless waived.

         The cash value will be determined at the accumulation unit value next determined as of the close of business on the day we receive your written request for surrender at the Service Center, unless you specify a later date in your request. If we receive your written request after the close of our business day, usually 4:00 p.m. Eastern Time, we will determine the surrender value as of the next business day. The cash value will be paid in a lump sum unless you request payment under an annuity option. A surrender may have adverse federal income tax consequences, including a penalty tax.
See "Federal Tax Consequences."

PARTIAL WITHDRAWALS

         Once each calendar quarter before the annuity start date, you may request a withdrawal of part of your cash value. Partial withdrawals are subject to the following conditions:

         -        the minimum amount you can withdraw is $100; and

         - you may not make a partial withdrawal if the withdrawal plus the surrender charge would cause the Contract Value to fall below $500.

         We will withdraw the amount you request from the Contract Value as of the valuation day on which we receive your written request for the partial withdrawal at our Service Center, provided we receive it before the close of our business day, usually 4:00 p.m. Eastern Time. If we receive your request after the close of our business day, we will make the withdrawal as of the next business day. We will then reduce the amount remaining in the Contract by any applicable surrender charge plus the dollar amount we sent to you.

         You may specify how much you wish to withdraw from each subaccount and/or the fixed account. If you do not specify, or if you do not have sufficient assets in the subaccounts or fixed account you specified to comply with your request, we will make the partial withdrawal on a pro rata basis from the fixed account and those subaccounts in which you are invested. We will base the pro rata reduction on the ratio that the value in each subaccount and the fixed account has to the entire Contract Value before the partial withdrawal.

         Remember, any partial withdrawal you take will reduce your Contract Value, and will proportionally reduce the minimum death benefit by the amount of the withdrawals plus any charges. See "Death Benefits."

         If you elected the Guaranteed Minimum Death Benefit, a partial withdrawal will proportionally reduce the Greatest Anniversary Value and the amount of premiums (plus interest) being accumulated at 4% annually. Likewise, if you elected the Guaranteed Retirement Income Benefit, a partial withdrawal will proportionally reduce the Income Base. The impact of a proportional reduction on these benefits depends, in part, upon the relative amount of your Contract Value at the time of the withdrawal. Under proportional reductions, if the amount of the death benefit or Income Base is greater than the Contract Value at the time of the partial withdrawal, then the reduction in the death benefit or Income Base will be greater than the dollar amount of the withdrawal (including any charges). For this reason, if a death benefit is paid, or the Income Base is calculated, after you have taken a partial withdrawal, the possibility exists that the total amount of the death benefit or Income Base will be less than the total premium payments you have paid. See "Death Benefits" and "Guaranteed Retirement Income Benefit."

         INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY
                              WITHDRAWAL YOU MAKE.

         Your right to make surrenders and partial withdrawals is also subject to any restrictions imposed by applicable law or employee benefit plan.

         See "Surrender Charges" for an explanation of the surrender charges that may apply.

SYSTEMATIC WITHDRAWAL PLAN

         After your first Contract year, you can elect to receive regular payments from your Contract Value during the pay-in period. You instruct us to withdraw selected amounts from the fixed account or any of the subaccounts. We will make these withdrawals on a monthly basis. You must complete an enrollment form and send it to the Service Center. You may terminate the systematic withdrawal plan at any time.

         There are some limitations to the systematic withdrawal plan:

         -        withdrawals must be at least $100;

         - you must have a minimum balance at least equal to the amount you want to withdraw;

         - we will deduct a surrender charge from any amount you withdraw in excess of your free withdrawal amount; and

         - you may not take a systematic withdrawal if the withdrawal plus the surrender charge would cause the Contract Value to fall below $500.

         Income taxes and tax penalties may apply to the amount withdrawn. We may suspend or modify the systematic withdrawal plan at any time.

                                 DEATH BENEFITS

         Only one death benefit will be payable under this Contract. Upon payment of the death benefit proceeds, the Contract will terminate.

DEATH BENEFITS BEFORE THE ANNUITY START DATE

         We will pay a death benefit to the beneficiary if any of the following occurs during the pay-in period:

         -        the owner or any joint owner dies, or

         -        the last surviving annuitant dies.

         If any owner is a non-natural person, then the death of any annuitant will be treated as the death of an owner.

         STANDARD DEATH BENEFIT

         If you have not selected the Guaranteed Minimum Death Benefit on your application, and if an annuitant (including an owner who is an annuitant) dies before his or her 80th birthday, the death benefit equals the greater of:

         - the Contract Value on the later of the date that we receive due proof of death and the date when we receive the beneficiary's instructions on payment method at the Service Center; or

         - the minimum death benefit. The minimum death benefit equals the sum of all premiums, minus proportional reductions for withdrawals.

         In all other cases, the death benefit equals the Contract Value determined on the later of the date that we receive due proof of death and the date when we receive the beneficiary's instructions on payment method. Such other cases include the death of an annuitant who has attained his or her 80th birthday, or the death of an owner who is not an annuitant.

         The proportional reduction in the minimum death benefit equals:

         -        the minimum death benefit immediately prior to the withdrawal;
                  multiplied by

         - the ratio of the amount you withdraw (including any charges) to the Contract Value immediately before the withdrawal.

GUARANTEED MINIMUM DEATH BENEFIT

         On your Contract application, you may select the Guaranteed Minimum Death Benefit. Under this benefit, the death benefit payable in the event of the last surviving annuitant's death is enhanced as described below. This death benefit is only payable during the pay-in period and is not available after the annuity start date. No Guaranteed Minimum Death Benefit is ever payable if a non-annuitant owner dies; this benefit is only payable on the death of an owner if that owner is the last surviving annuitant.

         If you select this option, we will deduct an additional charge equal, on an annual basis, to 0.25% of the average net assets you have invested in the subaccounts.

         Under the Guaranteed Minimum Death Benefit, the death benefit we will pay upon the death of the last surviving annuitant is the greatest of the following:

         1.       the standard death benefit as described above;

         2. premiums you paid accumulated daily with interest compounded at a rate of 4% per year through the earlier of (i) the date of death, or (ii) the Contract anniversary on or next following the last surviving annuitant's 80th birthday, minus proportional reductions for withdrawals; or

         3. the Greatest Anniversary Value on any contract anniversary through the earlier of the date of death or the Contract anniversary on or next following the last surviving annuitant's 80th birthday, minus proportional reductions for withdrawals.

                  The Greatest Anniversary Value is calculated as follows: an anniversary value is defined for each eligible Contract anniversary as the Contract Value on that anniversary, increased by premiums accepted since that anniversary and proportionately reduced for withdrawals since that anniversary. The largest such anniversary value is the Greatest Anniversary Value.

         If the last surviving annuitant dies after the Contract anniversary coincident with or next following that annuitant's 80th birthday and before the annuity start date, the amounts calculated under 2 and 3 will be increased by premiums received and proportionately reduced for withdrawals since that anniversary.

         If the last surviving annuitant was older than 80 on the issue date, then no death benefit will be payable under 2 or 3 above.

         The proportional reductions for withdrawals are determined independently for 2 and 3 above. The proportional reduction for each withdrawal is equal to the product of:

         - the death benefit available under the item being considered (either 2 or 3) immediately prior to the withdrawal, and

         - the ratio of the amount withdrawn (including any charges) to the Contract Value immediately before the withdrawal.

         The Guaranteed Minimum Death Benefit will end when the Contract ends or you send a signed request to terminate it to the Service Center. If you terminate the rider, we will no longer deduct the 0.25% additional rider charge from the subaccounts.

         In determining the death benefit, we will also subtract any applicable premium and withholding taxes not previously deducted.

         The Guaranteed Minimum Death Benefit may not be available in all states, and it may vary by state.

DISTRIBUTION UPON DEATH

         If a death benefit is payable before the annuity start date, we will pay the death benefit in a lump sum, unless we consent to another arrangement within 90 days of receiving due proof of death.

         If all or a part of the death benefit proceeds are paid in one lump sum and the proceeds are at least $10,000, we will place the lump-sum payment into an interest-bearing special account opened in the beneficiary's name. We will provide the beneficiary with a checkbook to access these funds from the special account within seven days of our receipt of due proof of death and payment instructions at the Service Center. The beneficiary can withdraw all or a portion of the death benefit proceeds at any time, and will receive interest on the proceeds remaining in the account. The special account is part of our general account, is not FDIC insured, and is subject to the claims of our creditors. We may receive a benefit from the amounts held in the account.

         In all events, death benefit distributions will be made from the Contract in accordance with Section 72(s) of the Tax Code.

         If any owner dies before the annuity start date, the death benefit must be distributed to the beneficiaries within five years after the date of death or distributed over the life (or period not exceeding the life expectancy) of the beneficiary, provided that such distributions begin within one year of the owner's death. A new settlement agreement will be drawn up and the original Contract will terminate. The payments under this agreement will be fixed and guaranteed. If you have named two or more beneficiaries, then the provisions of this section shall apply independently to each beneficiary.

         If the sole beneficiary is the surviving spouse of the deceased owner, the spouse may elect to continue the Contract (in lieu of receiving the death benefit) with the surviving spouse as the sole owner but not the annuitant. On the death of the surviving spouse, we will pay a death benefit. If the Contract is continued with the Guaranteed Minimum Death Benefit rider in effect, the spouse should consider terminating the rider, as the Guaranteed Minimum Death Benefit cannot be paid on the death of the surviving spouse.

         If an owner is a non-natural person, then each annuitant will be treated as an owner for purposes of distributing the death benefit, and any death of an annuitant will be treated as the death of the owner for purposes of these requirements. Moreover, if the annuitant is also an owner, then the death of such annuitant will also be treated as the death of an owner.

DEATH BENEFITS ON OR AFTER THE ANNUITY START DATE

         If an annuitant dies on or after the annuity start date, we will pay any remaining guaranteed payments to the beneficiary as provided in the annuity option selected. If you are not the annuitant and you die while an annuitant is still living, we will continue to pay the income payments for the annuitant's lifetime in the same manner as before your death.

                                FEES AND CHARGES

MORTALITY AND EXPENSE RISK CHARGE

         As compensation for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge from your net assets in the subaccounts. The charge is equal, on an annual basis, to 0.95% of average daily net assets you have invested in the subaccounts.

         The mortality risk we assume is that annuitants may live for a longer period of time than estimated when we established the guarantees in the Contract. Because of these guarantees, each annuitant is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk that we assume also includes a guarantee to pay a death benefit if the annuitant dies before the annuity start date. The expense risk that we assume is the risk that the administrative fees and transfer fees (if imposed) may be insufficient to cover actual future expenses. We may use any profits from this charge to pay the costs of distributing the Contracts.

         If you choose either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income, we will deduct an additional daily fee from your value in the subaccounts at an annual rate of 0.25% of average daily net assets you have invested in the subaccounts. If you choose both benefits, the additional daily fee will increase to an annual rate of 0.50%. See "Fee Table."

ASSET-BASED ADMINISTRATION CHARGE

         We deduct a daily asset-based administration charge from each subaccount to help reimburse us for our administrative costs, such as owner inquiries, changes in allocations, owner reports, Contract maintenance costs and data processing costs. This charge is equal, on an annual basis, to 0.20% of your average daily net assets in the subaccounts. This charge is designed to help compensate us for the cost of administering the Contracts and the variable account.

TRANSFER FEE

         A transfer fee of $25 will be imposed for the thirteenth and each subsequent transfer during a Contract year. Any unused free transfers do not carry over to the next Contract year. Each written or telephone request would be considered to be one transfer, regardless of the number of subaccounts affected by the transfer. Transfers you make through our asset rebalancing and dollar cost averaging programs do not count toward your twelve free transfers. We deduct the transfer fee from the amount transferred.

SURRENDER CHARGE

         We do not deduct a charge for sales expenses from premium payments at the time premium payments are paid to us. However, we will deduct a surrender charge, if applicable, if you surrender your Contract or partially withdraw cash value before the annuity start date, or if you annuitize your Contract. We do not assess a surrender charge on withdrawals made if the Contract terminates due to your death or the death of the last surviving annuitant.

         As a general rule, the surrender charge equals a percentage of the premium payments withdrawn that: (a) we have held for less than seven years; and
(b) are not eligible for a free withdrawal. The surrender charge applies during the entire seven year period following each premium payment. The applicable percentage depends on the number of years since you made the premium payment being withdrawn, as shown on this chart:

      NUMBER OF COMPLETED YEARS FROM               SURRENDER CHARGE
       THE DATE OF PREMIUM PAYMENTS                   PERCENTAGE
--------------------------------------------       ----------------
0...........................................              7%
1...........................................              6%
2...........................................              5%
3...........................................              5%
4...........................................              4%
5...........................................              3%
6...........................................              2%
7 and later.................................              0%

         In determining surrender charges, we will deem premiums to be surrendered in the order in which they were received - that is, on a first-in, first-out basis.

         Because surrender charges are based on the date each premium payment is made, you may be subject to a surrender charge, even though the Contract may have been issued many years earlier.

         We will not apply the Surrender Charge Percentage to an amount greater than the current Contract Value minus the Free Withdrawal Amount if the Contract Value is less than your total premium payments due to negative investment performance.

         When you request a withdrawal, you will be sent a check in the amount you requested (if available), less applicable tax withholding. If a surrender charge applies, your Contract Value will be reduced by the dollar amount we send you, plus the surrender charge. The surrender charge is deducted pro-rata from all subaccounts and the fixed account in which the Contract is invested based on the remaining Contract Value in each subaccount and the fixed account, unless you request otherwise.

         FREE WITHDRAWAL AMOUNT

         In any Contract year before the annuity start date, you may withdraw a portion of your Contract Value once each calendar quarter without incurring a surrender charge. This amount is called the free withdrawal amount. Each Contract year, the free withdrawal amount is an amount up to the greater of:

         - Contract Value minus the excess of total premiums over prior withdrawals that were previously assessed a surrender charge; or

         - 10% of the Contract Value determined at the time the withdrawal is requested.

Any premium that has been held by us for more than seven years will be subject to a 0% Surrender Charge Percentage.

         EXAMPLE OF SURRENDER CHARGE CALCULATION

         This example is for a Contract issued on July 1, 2000 with a $10,000 premium paid on the issue date. No subsequent premiums are paid.

         The owner wishes to withdraw $4,000 on September 15, 2003. Suppose the Contract Value is $12,700 on that date, before the withdrawal.

The free withdrawal amount is the larger of (a) and (b):

         (a) $12,700 - $10,000 = $2,700

         (b) (10%)($12,700)    = $1,270

The free withdrawal amount is $2,700. The remaining portion of the withdrawal is subject to a surrender charge. Since this amount represents the withdrawal of premium paid between 3 and 4 years ago, the surrender charge percentage is 5%. The surrender charge is calculated as follows:

         ($4,000 - $2,700)(5%) = $65

In this example, the owner wishes to fully surrender the Contract in year 3. The surrender charge is calculated as follows:

         ($12,700 - $2,700)(5%)/1.05 = $476.19

The owner would receive $12,700 - $476.19 - $30 = $12,193.81.

Assume the same facts but Contract Value declined to $8,000. The free withdrawal amount is the larger of (a) and (b):

         (a) $8,000 - $10,000 = $-2,000

         (b) (10%)    ($8,000)= $   800

The surrender charge is calculated as follows:

         ($8,000 - $800)(5%)/1.05 = $342.86

The owner would receive $8,000 - $342.86 - $30 = $7,627.14

Free withdrawals may be subject to the 10% federal penalty tax if made before you reach age 59 1/2. They also may be subject to federal income tax.

         WAIVER OF SURRENDER CHARGE RIDERS

         If state law permits and subject to certain restrictions, we will automatically issue two riders with your Contract. As described in these riders, we will waive the surrender charge:

         - after an annuitant (who is under age 75) has been confined in a hospital or skilled heath care facility continuously for at least 90 days; or

         - (after one year from the effective date of the rider) if an annuitant is diagnosed with a terminal illness after we issue the Contract and is expected to live for 12 months or less, up to an aggregate maximum withdrawal of $250,000.

RECORDS MAINTENANCE CHARGE

         At the end of each Contract year before the annuity start date, we will deduct a records maintenance charge of $30 from your Contract Value as partial reimbursement for our administrative expenses relating to the Contract. We will deduct the fee from each subaccount and the fixed account based on the proportion that the value in each subaccount and the fixed account bears to the total Contract Value. We will also deduct this charge on the annuity start date, or the date you surrender the Contract.

         We will not deduct this fee after annuity payments have begun. We also currently waive deduction of the charge for Contracts whose Contract Value is $50,000 or more on the date of assessment.

PORTFOLIO MANAGEMENT FEES AND EXPENSES


         Each portfolio deducts portfolio management fees and expenses from the amounts you have invested in the portfolios through the subaccounts. You pay these fees and expenses indirectly. In addition, some portfolios deduct 12b-1 fees and service fees. For 2002, total portfolio fees and charges ranged from 0.43% to 1.83%. See the Fee Table in this Prospectus and the prospectuses for the portfolios for more information.


         We (and our affiliates) receive compensation from certain investment advisers and/or administrators (and/or an affiliate thereof) of the portfolios in connection with administrative or other services we provide and cost savings experienced by the investment advisers, administrators or affiliate. Such compensation may range from 0.10% to 0.40% and is based on a percentage of assets of the particular portfolios attributable to the Contract, and in some cases, other contracts issued by Farmers (or its affiliates). We also receive the service fees and all or a portion of the 12b-1 fees deducted from portfolio assets as reimbursement for providing certain services permitted under the fund's 12b-1 plan. Some advisers, administrators, or portfolios may pay us more than others.

PREMIUM TAXES

         Various states and other governmental entities charge a premium tax on annuity contracts issued by insurance companies. Premium tax rates currently range up to 3.5%, depending on the state. We are responsible for paying these taxes. If applicable, we will deduct the cost of such taxes from the value of your Contract either:

         -        from premium payments as we receive them,

         -        from Contract Value upon surrender or partial withdrawal,

         -        on the annuity start date, or

         -        upon payment of a death benefit.

OTHER TAXES

         Currently, no charge is made against the variable account for any federal, state or local taxes (other than premium taxes) that we incur or that may be attributable to the variable account or the Contracts. We may, however, deduct such a charge in the future, if necessary.

                                THE PAYOUT PERIOD

THE ANNUITY START DATE

         The annuity start date is the day that the payout period begins under the annuity option you have selected. If you own a Contract that is not a qualified Contract, you must select the annuity start date on which you will begin to receive annuity payments. The annuity start date can be no later than the final annuity date (the Contract anniversary when the oldest annuitant is age 95).

         In the case of an IRA that satisfies Tax Code section 408, the annuity start date must be no later than April 1 of the calendar year following the year in which you reach age 70 1/2 and the payment must be made in a specified form or manner. Roth IRAs under section 408A of the Tax Code do not require distributions at any time prior to your death; the annuity start date for Roth IRAs can be no later than the final annuity date.

ANNUITY OPTIONS

         You must chose an annuity option on or before the annuity start date. The annuity option you select will affect the dollar amount of each annuity payment you receive. You may select or change your annuity option on or before the annuity start date while the annuitant is living by sending a written request signed by you and/or your beneficiary, as appropriate, to our Home Office. You may choose one of the annuity options described below or any other annuity option being offered by us as of the annuity start date. The annuity options we currently offer provide for fixed annuity payments.

         You may elect to receive annuity payments on a monthly, quarterly, semi-annual or annual basis. If you do not specify the frequency of payment, we will pay you monthly. The first payment under any option will be made on the day of the month you request (subject to our agreement) and will begin in the month immediately following the annuity start date. We will make subsequent payments on the same day of each subsequent period in accordance with the payment interval and annuity option you select.

         If you do not select an annuity option by the final annuity date, we will apply the Contract Value under the Second Option, Life Income with a 10 year guarantee period, as described below.

         A beneficiary may have the death benefit paid as an annuity under one of the annuity options.

DETERMINING THE AMOUNT OF YOUR ANNUITY PAYMENT

         On the annuity start date, we will use the cash value to calculate your annuity payments under the annuity option you select. Cash value is your Contract Value minus any applicable surrender charges, records maintenance fee, and premium tax.

         For qualified Contracts, distributions must satisfy certain requirements specified in the Tax Code.

FIXED ANNUITY PAYMENTS

         Fixed annuity payments are periodic payments that we make to the annuitant. The amount of the fixed annuity payment is fixed and guaranteed by us.

         The amount of each payment depends on:

         -        the form and duration of the annuity option you choose;

         -        the age of the annuitant;

         -        the sex of the annuitant (if applicable);

         -        the amount of your Cash Value on the annuity start date; and

         -        the applicable guaranteed annuity tables in the Contract.

         The guaranteed annuity tables in the Contract are based on a minimum guaranteed interest rate of 2.5%. We may, in our sole discretion, make annuity payments in an amount based on a higher interest rate.

GUARANTEED ANNUITY TABLES

         The guaranteed annuity tables in your Contract show the minimum dollar amount of the first monthly payment for each $1,000 applied under the first, second and third annuity options. Under the first or second options, the amount of each payment will depend upon the adjusted age and sex of the annuitant at the time we are due to pay the first payment. Under the third option, the amount of each payment will depend upon the sex of both annuitants and their adjusted ages at the time we are due to pay the first payment.

         The adjusted age of the annuitant is determined by calculating the age at the nearest birthday of the annuitant on the annuity start date and subtracting a number that depends on the year in which the annuity start date belongs:

ANNUITY START DATE                   ADJUSTED AGE IS AGE MINUS
    Before 2001                               0 Years
   2001 to 2010                               1 Year
   2011 to 2020                               2 Years
   2021 to 2030                               3 Years
   2031 to 2040                               4 Years
    After 2040                                5 Years

         Once you have selected an annuity option, you may not change that election with respect to any annuitant if annuity payments have begun.

         After the annuity start date, the Contract no longer participates in the variable account.

DESCRIPTION OF ANNUITY OPTIONS

         FIRST OPTION - LIFE INCOME.* We will make payments for the annuitant's lifetime. We will stop making monthly payments with the last payment due prior to the annuitant's death.

         SECOND OPTION - LIFE INCOME WITH A GUARANTEE PERIOD. We will make payments for the annuitant's lifetime, with the guarantee that we will make payments for at least 10 or 20 years. You select either the 10 or 20 year guarantee period.

         THIRD OPTION - JOINT AND SURVIVOR LIFE ANNUITY.* Under this option, we will make annuity payments so long as two annuitants are alive. After the death of one of the annuitants, we will continue to make payments for the lifetime of the surviving annuitant, although the amount of the payment may change. We will stop making monthly payments with the last payment due before the last surviving annuitant's death.

         The amount of each payment will be determined from the tables in the Contract that apply to the particular option using the annuitant's age (and if applicable, sex or adjusted age).

         Other options may be available.

---------------

* IT IS POSSIBLE UNDER THIS OPTION TO RECEIVE ONLY ONE ANNUITY PAYMENT IF THE ANNUITANT DIES (OR ANNUITANTS DIE) BEFORE THE DUE DATE OF THE SECOND PAYMENT OR TO RECEIVE ONLY TWO ANNUITY PAYMENTS IF THE ANNUITANT DIES (OR ANNUITANTS DIE) BEFORE THE DUE DATE OF THE THIRD PAYMENT, AND SO ON.

                      GUARANTEED RETIREMENT INCOME BENEFIT

         We offer an optional Guaranteed Retirement Income Benefit under this Contract. Here are some terms you will need to know before reading this section:

         - THE GUARANTEED ANNUITY RATES are the rates contained in your Contract under "Guaranteed Annuity Tables."

         -        INCOME BASE equals the greater of:

                  (i) premiums you paid accumulated daily with interest compounded at 5.00% per year through the earlier of the annuity start date and the Contract anniversary on or next following the oldest joint annuitant's 80th birthday, with a proportional reduction for withdrawals; and

                  (ii) the Greatest Anniversary Value for the Contract anniversaries through the earlier of the annuity start date and the Contract anniversary on or next following the oldest joint annuitant's 80th birthday, with a proportional reduction for withdrawals.

         In determining the income base when the oldest joint annuitant is over 80 on the annuity start date, the income base on the Contract anniversary coincident with or next following the annuitant's 80th birthday is increased by any premiums received and proportionately reduced by any withdrawals since that anniversary.

         The proportional reductions for withdrawals are determined independently for (i) and (ii) above. The PROPORTIONAL REDUCTION for each withdrawal (for purposes of the Guaranteed Retirement Income Benefit) equals:

         - the income base under the item being considered (either (i) or (ii) above) immediately prior to the withdrawal; MULTIPLIED BY

         - the ratio of the amount withdrawn (including charges) to the Contract Value immediately prior to the withdrawal.

                                      * * *

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

         The Guaranteed Retirement Income Benefit provides a minimum fixed annuity guaranteed lifetime income to the annuitant once the Contract has been in force for ten Contract years. You must select the Guaranteed Retirement Income Benefit on your initial Contract application. You may discontinue the Guaranteed Retirement Income Benefit at any time by sending notice to the Service Center. Once you discontinue the Guaranteed Retirement Income Benefit, you may not select it again.

         If you select the Guaranteed Retirement Income Benefit, we will deduct an additional daily charge on each valuation day from the subaccounts at an annual rate of 0.25% of the average daily net assets you have invested in the subaccounts. See "Fees and Charges."

         You may choose to receive the Guaranteed Retirement Income Benefit on the annuity start date, if all of the following conditions are met:

         - You choose an annuity option that provides payments for the lifetime of one or more annuitants with payments guaranteed for a period not to exceed 10 years;

         - You select an annuity start date that is on or after the 10th Contract anniversary;

         - You select an annuity start date that occurs within 30 days following a Contract anniversary;

         - The annuity start date is before the annuitant's 91st birthday and after the annuitant's 60th birthday. If the annuitant is younger than 44 on the issue date, the annuity start date must be after the 15th Contract anniversary.

IF YOU DO NOT MEET THESE CONDITIONS, YOU LOSE THE BENEFIT OF THE RIDER.

         The amount of minimum income payments we will pay under the Guaranteed Retirement Income Benefit is determined by applying the income base (less applicable taxes) to the guaranteed annuity rates in your Contract for the annuity option you select. On the annuity start date, the income payments we will pay under the Contract will equal the greater of:

         - the dollar amount determined by applying the income base (under the Guaranteed Retirement Income Benefit) to the guaranteed annuity rates in the Contract; and

         - the dollar amount determined by applying the Contract's cash value to the income benefits, annuity options and current annuity tables as described in your Contract.

         We will pay the Guaranteed Retirement Income Benefit for the life of a single annuitant, or the lifetimes of two annuitants. If we pay the Guaranteed Retirement Income Benefit for the life of two annuitants, then we will use the age of the oldest joint annuitant to determine the income base.

         THE GUARANTEED RETIREMENT INCOME BENEFIT GUARANTEES A MINIMUM INCOME THAT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS. The income guaranteed under the Guaranteed Retirement Income Benefit by applying the income base to the Contract's guaranteed annuity tables may, under some circumstances, be less than the income that would be provided by applying the Contract's cash value to current annuity factors (i.e., the income you would receive if you did not purchase the Guaranteed Retirement Income Benefit). Depending on market conditions and the build-up in your Contract's cash value, you may decide not to annuitize under the rider. When buying the Guaranteed Retirement Income Benefit, you take the risk that you may pay for the rider's insurance but never receive the benefit.

         The Guaranteed Retirement Income Benefit may not be available in all states, and it may vary by state.

                                THE FIXED ACCOUNT

         You may allocate some or all of your premium payments and transfer some or all of your Contract Value to the fixed account. The fixed account offers a guarantee of principal, after deductions for fees and expenses. We also guarantee that you will earn interest at a rate of a least 3% per year on amounts in the fixed account. The fixed account is part of our general account. Our general account supports our insurance and annuity obligations. Because the fixed account is part of the general account, we assume the risk of investment gain or loss on this amount. All assets in the general account are subject to our general liabilities from business operations. The fixed account may not be available in all states.

         The fixed account is not registered with the SEC under the Securities Act of 1933 (the "1933 Act"). Neither the fixed account nor our general account have been registered as an investment company under the 1940 Act. Therefore, neither our general account, the fixed account, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the fixed account which are included in this prospectus are for your information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

FIXED ACCOUNT VALUE

         On each valuation period (before the annuity start date), the fixed account value is equal to:

         -        the total of premiums allocated to the fixed account; minus

         -        any applicable premium taxes; plus

         -        amounts transferred from the subaccounts; increased by

         -        any credited interest; and decreased by

         - any transfers and withdrawals from the fixed account, and by any charges deducted from the fixed account.

         We intend to credit the fixed account with interest at current rates in excess of the minimum guaranteed rate of 3%, but we are not obligated to do so. We have no specific formula for determining current interest rates.

         The fixed account value will not share in the investment performance of our general account. Because we, in our sole discretion, anticipate changing the current interest rate from time to time, different allocations you make to the fixed account will be credited with different current interest rates. You assume the risk that interest credited to amounts in the fixed account may not exceed the minimum 3% guaranteed rate.

         We reserve the right to change the method of crediting interest from time to time, provided that such changes do not reduce the guaranteed rate of interest below 3% per year or shorten the period for which the interest rate applies to less than one year (except for the year in which such amount is received or transferred).

         We allocate amounts from the fixed account for partial withdrawals, transfers to the subaccounts, or charges on a last in, first out basis ("LIFO") for the purpose of crediting interest.

FIXED ACCOUNT TRANSFERS

         GENERAL

         A transfer charge of $25 will be imposed for the thirteenth and each subsequent request you make to transfer Contract Value from one or more subaccounts to the fixed account (or to one or more subaccounts) during a single Contract year before the annuity start date.

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

         Before the annuity start date, you may make one transfer each Contract year during the 30 days following a Contract anniversary from the fixed account to one or more of the subaccounts.

         You may not make transfers from any subaccount to the fixed account during the six months following any transfer you make from the fixed account to any subaccount, or after you begin to receive annuity payments.

         PAYMENT DEFERRAL

         We have the right to defer payment of any surrender, partial withdrawal, or transfer from the fixed account for up to six months from the date we receive your written request at the Service Center. During such deferral, we will continue to credit interest at the current guaranteed interest rate for the fixed account.

                    INVESTMENT PERFORMANCE OF THE SUBACCOUNTS

         The Company periodically advertises performance of the subaccounts and portfolios. We may disclose at least four different kinds of performance.

         First, we may disclose standard total return figures for the subaccounts that reflect the deduction of all charges under the Contract, including the mortality and expense charge, any charge for optional benefits, the annual records maintenance charge and the surrender charge. These figures are based on the actual historical performance of the subaccounts since their inception.

         Second, we may disclose total return figures on a non-standard basis. This means that the data may be presented for different time periods and different dollar amounts. The data will not be reduced by the surrender charge or by charges for optional benefits currently assessed under the Contract. We will only disclose non-standard performance data if it is accompanied by standard total return data.

         Third, we may present historic performance data for the portfolios since their inception reduced by all fees and charges under the Contract, although we may not deduct the surrender charge or the charges for optional benefits in some cases. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.

         Fourth, we may include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

         We may provide illustrations of hypothetical Contract expenses and values during the accumulation period, based on hypothetical rates of return that are not guaranteed.

         In advertising and sales literature (including illustrations), the performance of each subaccount may be compared with the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or portfolios of mutual funds with investment objectives similar to the subaccount. Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies ("CDA"), Variable Annuity Research Data Service ("VARDS") and Morningstar, Inc. ("Morningstar") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

         Lipper's and Morningstar's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, CDA, VARDS and Morningstar rank or illustrate such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the variable account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

         Advertising and sales literature may also compare the performance of each subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

         We may also report other information including the effect of systematic withdrawals, systematic investments and tax-deferred compounding on a subaccount's investment returns, or returns in general. We may illustrate this information by using tables, graphs, or charts. All income and capital gains derived from subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the subaccount investment experience is positive.

                                  VOTING RIGHTS

         We are the legal owner of the portfolio shares held in the subaccounts. However, when a portfolio is required to solicit the votes of its shareholders through the use of proxies, we believe that current law requires us to solicit you and other contract owners as to how we should vote the portfolio shares held in the subaccounts. If we determine that we no longer are required to solicit your votes, we may vote the shares in our own right.

         When we solicit your vote, the number of votes you have will be calculated separately for each subaccount in which you have an investment. The number of your votes is based on the net asset value per share of the portfolio in which the subaccount invests. It may include fractional shares. Before the annuity start date, you hold a voting interest in each subaccount to which the Contract Value is allocated. If you have a voting interest in a subaccount, you will receive proxy materials and reports relating to any meeting of shareholders of the portfolio in which that subaccount invests.


         If we do not receive timely voting instructions for portfolio shares, we will vote those shares in proportion to the voting instructions we receive. Instructions we receive to abstain on any item will reduce the total number of votes being cast on a matter. For further details as to how we determine the number of your votes, see the SAI. You can obtain the SAI (at no cost) by writing to us at the address shown on the front cover or by calling 1-877-376-8008.


                               FEDERAL TAX MATTERS

         The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws.


         We believe that our Contracts will qualify as annuity contracts for federal income tax purposes and the following discussion assumes that they will so qualify. Further information on the tax status of the Contract can be found in the SAI under the heading "Tax Status of the Contracts." You can obtain the SAI (at no cost) by writing to us at the address shown on the front cover or by calling 1-877-376-8008.

         When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

         If you invest in a variable annuity as part of an IRA, Roth IRA, SIMPLE IRA or SEP IRA program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is called a Non-Qualified Contract.

         We believe that if you are a natural person you will not be taxed on increases in the Contract Value of your Contract until a distribution occurs or until annuity payments begin. (The agreement to assign or pledge any portion of a Contract's accumulation value generally will be treated as a distribution.) When annuity payments begin on a Non-Qualified Contract, you will be taxed only on the investment gains you have earned and not on the payments you made to purchase the Contract. Generally, withdrawals from your annuity should only be made once the annuitant reaches age 59 1/2, dies or is disabled, otherwise a tax penalty of ten percent of the amount treated as income could be applied against any amounts included in income, in addition to the tax otherwise imposed on such amount.

TAXATION OF NON-QUALIFIED CONTRACTS

         NON-NATURAL PERSON

         If a non-natural person (such as a corporation or a trust) owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

         The following discussion generally applies to Contracts owned by natural persons.

         WITHDRAWALS

         When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the accumulation value immediately before the distribution over the Owner's investment in the contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the contract.

         PENALTY TAX ON CERTAIN WITHDRAWALS

         In the case of a distribution from a Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

         -        made on or after the taxpayer reaches age 59 1/2;

         -        made on or after the death of an Owner;

         -        attributable to the taxpayer's becoming disabled; or

         - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

         Other exceptions may apply under certain circumstances and special rules may apply in connection with the exceptions enumerated above. Additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

         ANNUITY PAYMENTS

         Although tax consequences may vary depending on the annuity option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

         TAXATION OF DEATH BENEFIT PROCEEDS

         Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under an annuity option, they are taxed in the same way as annuity payments.

         TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

         A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, the selection of certain annuity start dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

         WITHHOLDING

         Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

         MULTIPLE CONTRACTS

         All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

         SEPARATE ACCOUNT CHARGES

         It is possible that the Internal Revenue Service may take a position that rider charges are deemed to be taxable distributions to you. Although we do not believe that a rider charge under the Contract should be treated as a taxable withdrawal, you should consult your tax advisor prior to selecting any rider or endorsement under the Contract.

         FURTHER INFORMATION


         We believe that the contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS

         The tax rules that apply to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

         INDIVIDUAL RETIREMENT ANNUITIES, (IRAs), as defined in Section 408 of the Tax Code, permit individuals to make annual contributions of up to the lesser of $3,000 for 2002 and 2003 ($3,500 if age 50 or older by the end of 2002 and 2003) or 100% of the compensation included in your income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Internal Revenue Service has reviewed the Contract and its traditional IRA and SIMPLE IRA riders and has issued an opinion letter approving the form of the Contract and the riders for use as a traditional IRA and a SIMPLE IRA.

         SIMPLE IRAS, permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to a limit specified in the Code (as increased for cost of living adjustments). The sponsoring employer is required to make matching or non-elective contributions on behalf of the employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

         ROTH IRAS, as described in Tax Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA up to a limit specified in the Code or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

         SEP IRAS, as described in Tax Code section 408(k), permit employers to make contributions to IRAs on behalf of their employees. SEP IRAs generally are subject to the same tax rules and limitations regarding distributions as IRAs, and they are subject to additional requirements regarding plan participation and limits on contributions.

OTHER TAX ISSUES

         The Internal Revenue Service has not addressed in a ruling of general applicability whether a death benefit provision such as the optional Guaranteed Minimum Death Benefit provision in the Contract comports with IRA qualification requirements.

         Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should consult a tax adviser for more information about these distribution rules.

         Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect to not have tax withheld from distributions.

OUR TAXES

         At the present time, we make no charge for any federal, state or local taxes (other than the charge for state and local premium taxes) that we incur that may be attributable to the investment divisions (that is, the subaccounts) of the variable account or to the Contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the investment divisions of the variable account or the Contracts.

         Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

POSSIBLE TAX LAW CHANGES

         Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

         We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

                                OTHER INFORMATION

PAYMENTS

         During the pay-in period, we will usually pay you any surrender, partial withdrawal, or death benefit payment within seven calendar days after we receive all the required information. The required information includes your written request, any information or documentation we reasonably need to process your request, and, in the case of a death benefit, receipt and filing of due proof of death.

         However, we may suspend or postpone payments during any period when:

         - the New York Stock Exchange is closed, other than customary weekend and holiday closings;

         - trading on the New York Stock Exchange is restricted as determined by the SEC;

         - the SEC determines that an emergency exists that would make the disposal of securities held in the variable account or the determination of the value of the variable account's net assets not reasonably practicable; or

         - the SEC permits, by order, the suspension or postponement of payments for your protection.

         If a recent check or draft has been submitted, we have the right to delay payment until we have assured ourselves that the check or draft has been honored.


         If mandated under applicable law, we may be required to reject a premium payment and/or otherwise block access to a Contract owner's account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, loans, or death benefits. Once blocked, monies would be held in that account until instructions are received from the appropriate regulator. We may also be required to provide additional information about your account to government regulators.


         We have the right to defer payment for a surrender, partial withdrawal, death benefit or transfer from the fixed account for up to six months from the date we receive your written request.

MODIFICATION

         Upon notice to you, we may modify the Contract to:

         - permit the Contract or the variable account to comply with any applicable law or regulation issued by a government agency;

         - assure continued qualification of the Contract under the Tax Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

         -        reflect a change in the operation of the variable account; or

         -        provide additional investment options.

         In the event of most such modifications, we will make appropriate endorsement to the Contract.

DISTRIBUTION OF THE CONTRACTS

         We have entered into a distribution agreement with Farmers Financial Solutions, LLC ("FFS") for the distribution and sale of the Contracts. Pursuant to this agreement, FFS serves as principal underwriter for the Contracts. FFS, a Nevada limited liability company organized in 2000, is affiliated with Farmers through Farmers' parent which provides management-related services to the parent companies of FFS. FFS is located at 2423 Galena Avenue, Simi Valley, California 93065. FFS is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the "1934 Act"), as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

         FFS offers the Contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about FFS and its registered persons is available at http://www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with FFS are also licensed as insurance agents in the states in which they do business and are appointed with Farmers.

         We pay sales commissions to FFS for the sale of the Contracts by its registered persons. Sales commissions may vary, but are expected not to exceed 7.0% of premium payments. We pay compensation either as a percentage of premium payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or in some cases, a combination of both. We may pay lower compensation on sales to owners at older ages.

         FFS may enter into selling agreements with other broker-dealers registered under the 1934 Act to sell the Contracts. Under these agreements, the commissions paid to broker-dealers will not exceed those described above.

         Because registered persons of FFS who sell the Contracts are also agents of Farmers, they are eligible for various cash benefits, such as production incentive bonuses, insurance benefits, and expense allowances, and non-cash compensation programs that Farmers offers to its agents, such as conferences, trips, prizes, and awards. FFS and its managers may also sponsor incentive programs for registered persons. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

         We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contract owners or the Variable Account.

         We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering at any time.

LEGAL PROCEEDINGS

         Like other life insurance companies, we are involved in lawsuits. These actions are in various stages of discovery and development, and some seek punitive as well as compensatory damages. While it is not possible to predict the outcome of such matters with absolute certainty, we believe that the ultimate disposition of these proceedings should not have a material adverse effect on the financial position of Farmers New World Life Insurance Company. In addition, we are, from time to time, involved as a party to various governmental and administrative proceedings. There are no pending or threatened lawsuits that will materially impact the variable account or its principal underwriter, FFS.

REPORTS TO OWNERS

         Before the annuity start date, we will mail a report to you at least annually at your last known address of record. The report will state the Contract Value (including the Contract Value in each subaccount and the fixed account) of the Contract, and any further information required by any applicable law or regulation. Contract owners will also receive confirmations within 7 calendar days of each unscheduled financial transaction, such as premium payments, transfers, partial withdrawals, loans and surrenders. Scheduled financial transactions may be confirmed using quarterly statements.

STATE VARIATIONS

         Any state variations in the Contract are covered in a special Contract form for use in that state. This Prospectus provides a general description of the Contract. Your actual Contract and any endorsements or riders are the controlling documents. If you would like to review a copy of your Contract and its endorsements and riders, if any, contact our Service Center.

INQUIRIES

         Inquiries regarding your Contract may be made by calling or writing to us at the Service Center.

FINANCIAL STATEMENTS


         The audited balance sheets of Farmers New World Life Insurance Company as of December 31, 2002 and 2001, and the related statements of income, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2002, as well as the Report of Independent Accountants, are contained in the SAI. Our financial statements should be considered only as bearing on our ability to meet our obligations under the Policies.

         The audited financial statements for the Farmers Annuity Separate Account A as of December 31, 2002, and for the periods ended December 31, 2002 and 2001, as well as the Reports of Independent Accountants, are contained in the SAI.

         You can obtain the SAI (at no cost) by writing to us at the address shown on the front cover or by calling 1-877-376-8008.

              STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

The SAI contains additional information about the Contract and the variable account. You can obtain the SAI (at no cost) by writing to us at the address shown on the front cover or by calling 1-877-376-8008. The following is the Table of Contents for the SAI.

                                                                                                   Page
                                                                                                   ----
ADDITIONAL CONTRACT PROVISIONS.................................................................      2
     The Contract..............................................................................      2
     Incontestability..........................................................................      2
     Incorrect Age or Sex......................................................................      2
     Nonparticipation..........................................................................      2
     Waiver of Surrender Charge Riders.........................................................      2
     Tax Status of the Contracts...............................................................      3
CALCULATION OF SUBACCOUNT AND ADJUSTED HISTORIC PORTFOLIO PERFORMANCE DATA.....................      4
     Money Market Subaccount Yields............................................................      4
     Other Subaccount Yields...................................................................      5
     Average Annual Total Returns for the Subaccounts..........................................      6
     Non-Standard Subaccount Total Returns.....................................................      7
     Adjusted Historic Portfolio Performance Data..............................................      7
     Effect of the Records Maintenance Charge on Performance Data..............................      7
HISTORIC PERFORMANCE DATA......................................................................      8
     General Limitations.......................................................................      8
     Tables Of Subaccount Performance Figures..................................................      8
     Time Periods Before The Date The Variable Account Commenced Operations....................     15
     Tables Of Adjusted Historic Total Return Quotations.......................................     15
NET INVESTMENT FACTOR..........................................................................     23
CONDENSED FINANCIAL INFORMATION................................................................     24
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS..............................................     29
RESOLVING MATERIAL CONFLICTS...................................................................     29
VOTING RIGHTS..................................................................................     30
SAFEKEEPING OF VARIABLE ACCOUNT ASSETS.........................................................     30
DISTRIBUTION OF THE CONTRACTS..................................................................     30
LEGAL MATTERS..................................................................................     31
EXPERTS........................................................................................     31
OTHER INFORMATION..............................................................................     31
FINANCIAL STATEMENTS...........................................................................     32

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION


         The following tables of condensed financial information show accumulation unit values for each subaccount for the period since the subaccount started operation. An accumulation unit value is the unit we use to calculate the value of your interest in a subaccount. The tables below show two sets of accumulation unit values that reflect the highest and lowest levels of Variable Account Annual Expenses available under the Contract. Tables for one other set of accumulation unit values corresponding to the middle level of Variable Account Annual Expenses are included in the SAI, which is available at no cost by writing to us at the address shown on the front cover or by calling 1-877-376-8008. The accumulation unit value does not reflect the deduction of charges such as the Record Maintenance Charge that we subtract from your Contract Value by redeeming units. The data used in the tables below is obtained from the audited financial statement of the variable account that can be found in the SAI.


                          NO OPTIONAL BENEFITS ELECTED
 (Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)

    Calvert Variable Series, Inc.: Calvert Social Small Cap Growth Portfolio

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                     10.78                             8.25                               857
2001*                                    10.14                            10.78                                 0

* Inception date of the subaccount was 5/1/01.


 Dreyfus Variable Investment Fund: Developing Leaders Portfolio (formerly Small
                      Cap Portfolio) (Service Class Shares)


                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                      9.69                             7.73                             67,344
2001*                                    10.05                             9.69                             31,154

* Inception date of the subaccount was 5/1/01.


 Dreyfus Variable Investment Fund: Quality Bond Portfolio (Service Class Shares)


                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                     10.22                            10.86                             76,425
2001*                                    10.03                            10.22                             41,115

* Inception date of the subaccount was 5/1/01.

    The Dreyfus Socially Responsible Growth Fund, Inc. (Service Class Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                      8.45                             5.92                              4,688
2001*                                    10.16                             8.45                              2,922

* Inception date of the subaccount was 5/1/01.

           Fidelity Variable Insurance Products Fund ("VIP"): Fidelity
                   VIP Growth Portfolio (Service Class Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                      8.84                             6.10                            217,954
2001*                                    10.15                             8.84                             84,293

* Inception date of the subaccount was 5/1/01.

                          NO OPTIONAL BENEFITS ELECTED
 (Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)

    Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP Index 500
                        Portfolio (Service Class Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                      9.19                             7.05                            208,283
2001*                                    10.13                             9.19                             76,484

* Inception date of the subaccount was 5/1/01.

     Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP Mid Cap
                        Portfolio (Service Class Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                     10.35                             9.22                             39,859
2001*                                    10.04                            10.35                             16,378

* Inception date of the subaccount was 5/1/01.

  Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund
                                (Class 2 Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                      9.40                             6.63                             38,928
2001*                                    10.11                             9.40                             17,151

* Inception date of the subaccount was 5/1/01.

   Franklin Templeton Variable Insurance Products Trust: Templeton Developing
                    Markets Securities Fund (Class 2 Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                      6.31                             6.23                              6,996
2001                                      6.94                             6.31                              5,238
2000*                                     8.31                             6.94                              2,550

* Inception date of the subaccount was 8/4/00.

 Franklin Templeton Variable Insurance Products Trust: Templeton Global Asset
                                 Allocation Fund
            (Formerly Templeton Asset Strategy Fund) (Class 2 Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                      9.20                             8.70                              4,745
2001*                                    10.08                             9.20                              4,949

* Inception date of the subaccount was 5/1/01.

    Goldman Sachs Variable Insurance Trust: Goldman Sachs Capital Growth Fund

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                      8.96                             6.70                            174,176
2001*                                    10.15                             8.96                             68,856

* Inception date of the subaccount was 5/1/01.

                          NO OPTIONAL BENEFITS ELECTED
 (Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)


 Goldman Sachs Variable Insurance Trust: Goldman Sachs CORE(sm) Small Cap Equity
                                      Fund


                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                     10.25                             8.62                                563
2001*                                    10.08                            10.25                                 11

* Inception date of the subaccount was 5/1/01.

    Goldman Sachs Variable Insurance Trust: Goldman Sachs Mid Cap Value Fund

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                     10.66                            10.04                            104,517
2001*                                    10.03                            10.66                             56,772

* Inception date of the subaccount was 5/1/01.


       Janus Aspen Series: Janus Aspen Balanced Portfolio (Service Shares)


                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                      9.67                             8.93                             53,722
2001*                                    10.07                             9.67                             16,363

* Inception date of the subaccount was 5/1/01.

  Janus Aspen Series: Janus Aspen Capital Appreciation Portfolio (Institutional
                                     Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                      5.31                             4.42                            899,533
2001                                      6.85                             5.31                            788,721
2000*                                     9.30                             6.85                            188,188


* Inception date of the subaccount was 4/7/00.

 Janus Aspen Series: Janus Aspen Mid Cap Growth Portfolio (formerly Janus Aspen
                  Aggressive Growth Portfolio) (Service Shares)


                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year

2002                                      7.72                             5.48                             64,300
2001*                                    10.01                             7.72                             35,998

* Inception date of the subaccount was 5/1/01.


  PIMCO Variable Insurance Trust: PIMCO Foreign Bond Portfolio (Administrative
                                  Class Shares)


                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                     11.23                            12.01                             74,980
2001                                     10.55                            11.23                             41,484
2000*                                    10.14                            10.55                              3,630

* Inception date of the subaccount was 6/7/00.

                          NO OPTIONAL BENEFITS ELECTED
 (Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)

          PIMCO Variable Insurance Trust: PIMCO Low Duration Portfolio (formerly PIMCO Low Duration Bond Portfolio) (Administrative Class Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                     11.23                            11.88                            162,980
2001                                     10.55                            11.23                            108,273
2000*                                     9.98                            10.55                             14,840

* Inception date of the subaccount was 5/15/00.

       Scudder Variable Series I: Scudder Bond Portfolio (Class A Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                     11.28                            12.01                            122,173
2001                                     10.79                            11.28                             98,087
2000*                                     9.86                            10.79                             19,543

* Inception date of the subaccount was 5/15/00.

 Scudder Variable Series I: Scudder Global Discovery Portfolio (Class A Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                      8.45                             6.69                             75,586
2001*                                    10.03                             8.45                             31,992

* Inception date of the subaccount was 5/1/01.

 Scudder Variable Series I: Scudder Growth and Income Portfolio (Class A Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                      8.25                             6.27                            289,129
2001                                      9.41                             8.25                            299,135
2000*                                     9.98                             9.41                             73,574

* Inception date of the subaccount was 4/7/00.

   Scudder Variable Series I: Scudder International Portfolio (Class A Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                      5.39                             4.35                            329,627
2001                                      7.88                             5.39                            193,708
2000*                                     9.72                             7.88                             18,553

* Inception date of the subaccount was 4/7/00.

   Scudder Variable Series I: Scudder Money Market Portfolio (Class A Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                     10.68                            10.71                             84,268
2001                                     10.40                            10.68                             70,727
2000*                                    10.10                            10.40                              4,853

* Inception date of the subaccount was 6/7/00.

                          NO OPTIONAL BENEFITS ELECTED
 (Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)


  Scudder Variable Series II: Scudder Government Securities Portfolio (Class A
                                     Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                     11.52                            12.31                            217,364
2001                                     10.84                            11.52                            147,064
2000*                                    10.12                            10.84                             22,310

* Inception date of the subaccount was 4/7/00.

   Scudder Variable Series II: Scudder High Income Portfolio (formerly Scudder
                     High Yield Portfolio) (Class A Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                      9.24                             9.11                             86,527
2001                                      9.11                             9.24                             39,479
2000*                                     9.77                             9.11                                555

* Inception date of the subaccount was 6/7/00.

 Scudder Variable Series II: Scudder Small Cap Growth Portfolio (Class A Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                      4.56                             3.00                             38,860
2001                                      6.48                             4.56                             47,090
2000*                                     8.79                             6.48                             14,693

* Inception date of the subaccount was 4/7/00.

  Scudder Variable Series II: SVS Dreman High Return Equity Portfolio (Class A
                                     Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                     13.59                            11.01                            362,498
2001                                     13.52                            13.59                            245,243
2000*                                    10.41                            13.52                             36,779

* Inception date of the subaccount was 4/7/00.

            WM Variable Trust: WM Equity Income Fund (Class 2 Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                     10.26                             8.86                             37,430
2001*                                    10.05                            10.26                              9,279

* Inception date of the subaccount was 5/1/01.

            WM Variable Trust: WM Mid Cap Stock Fund (Class 2 Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                     10.56                             9.34                             38,932
2001*                                    10.07                            10.56                             24,815

* Inception date of the subaccount was 5/1/01.

                          NO OPTIONAL BENEFITS ELECTED
 (Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)


           WM Variable Trust: WM Small Cap Stock Fund (Class 2 Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                      9.63                             5.02                             41,904
2001*                                    10.17                             9.63                             16,243

* Inception date of the subaccount was 5/1/01.

 WM Variable Trust: WM SAM Balanced Portfolio (Class 2 Shares) (Strategic Asset
                          Management (SAM) Portfolios)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002*                                     9.84                            10.06                             69,138

* Inception date of the subaccount was 9/3/02.

   WM Variable Trust: WM SAM Conservative Balanced Portfolio (Class 2 Shares)
                  (Strategic Asset Management (SAM) Portfolios)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002*                                     9.90                            10.16                              3,339

* Inception date of the subaccount was 9/3/02.

    WM Variable Trust: WM SAM Conservative Growth Portfolio (Class 2 Shares)
                  (Strategic Asset Management (SAM) Portfolios)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002*                                     9.75                             9.93                             41,555

* Inception date of the subaccount was 9/3/02.

 WM Variable Trust: WM SAM Flexible Income Portfolio (Class 2 Shares) (Strategic
                       Asset Management (SAM) Portfolios)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002*                                     9.97                            10.25                             20,733

* Inception date of the subaccount was 9/3/02.

      WM Variable Trust: WM SAM Strategic Growth Portfolio (Class 2 Shares)
                  (Strategic Asset Management (SAM) Portfolios)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002*                                     9.68                             9.84                             13,017

* Inception date of the subaccount was 9/3/02.

    BOTH OPTIONAL BENEFITS ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT AND
                    THE GUARANTEED RETIREMENT INCOME BENEFIT)
 (Total Variable Account Annual Expenses of 1.65% of the daily net assets of the subaccount)

    Calvert Variable Series, Inc.: Calvert Social Small Cap Growth Portfolio

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                     10.74                             8.19                                639
2001*                                    10.14                            10.74                                  0


* Inception date of the subaccount was 5/1/01.

       BOTH OPTIONAL BENEFIT ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT AND
                    THE GUARANTEED RETIREMENT INCOME BENEFIT)
 (Total Variable Account Annual Charges of 1.65% of the daily net assets of the subaccount)


 Dreyfus Variable Investment Fund: Developing Leaders Portfolio (formerly Small
                      Cap Portfolio) (Service Class Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                      9.66                             7.66                             25,483
2001*                                    10.05                             9.66                             12,942

* Inception date of the subaccount was 5/1/01.

 Dreyfus Variable Investment Fund: Quality Bond Portfolio (Service Class Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                     10.18                            10.77                             28,351
2001*                                    10.03                            10.18                             18,970

* Inception date of the subaccount was 5/1/01.

    The Dreyfus Socially Responsible Growth Fund, Inc. (Service Class Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                      8.42                             5.87                                501
2001*                                    10.16                             8.42                                209

* Inception date of the subaccount was 5/1/01.

     Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP Growth
                        Portfolio (Service Class Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                      8.81                             6.05                             85,554
2001*                                    10.15                             8.81                             36,718

* Inception date of the subaccount was 5/1/01.

    Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP Index 500
                        Portfolio (Service Class Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                      9.16                             7.00                             82,224
2001*                                    10.13                             9.16                             32,483

* Inception date of the subaccount was 5/1/01.

     Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP Mid Cap
                        Portfolio (Service Class Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                     10.31                             9.14                             16,795
2001*                                    10.04                            10.31                              7,744

* Inception date of the subaccount was 5/1/01.


 Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund
                                (Class 2 Shares)


                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                      9.37                             6.57                             14,417
2001*                                    10.11                             9.37                              6,820

* Inception date of the subaccount was 5/1/01.

       BOTH OPTIONAL BENEFIT ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT AND
                    THE GUARANTEED RETIREMENT INCOME BENEFIT)
 (Total Variable Account Annual Charges of 1.65% of the daily net assets of the subaccount)


   Franklin Templeton Variable Insurance Products Trust: Templeton Developing
                    Markets Securities Fund (Class 2 Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                      6.25                             6.14                                485
2001                                      6.92                             6.25                                  0
2000*                                     8.30                             6.92                                494

* Inception date of the subaccount was 8/4/00.

  Franklin Templeton Variable Insurance Products Trust: Templeton Global Asset
                                 Allocation Fund
            (Formerly Templeton Asset Strategy Fund) (Class 2 Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                      9.17                             8.63                              4,702
2001*                                    10.08                             9.17                              3,811

* Inception date of the subaccount was 5/1/01.

    Goldman Sachs Variable Insurance Trust: Goldman Sachs Capital Growth Fund

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                      8.93                             6.65                             69,647
2001*                                    10.15                             8.93                             31,138

* Inception date of the subaccount was 5/1/01.


 Goldman Sachs Variable Insurance Trust: Goldman Sachs CORE(sm) Small Cap Equity
                                      Fund


                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                     10.22                             8.55                                  0
2001*                                    10.08                            10.22                                  0

* Inception date of the subaccount was 5/1/01.

    Goldman Sachs Variable Insurance Trust: Goldman Sachs Mid Cap Value Fund

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                     10.62                             9.96                             41,017
2001*                                    10.03                            10.62                             23,739

* Inception date of the subaccount was 5/1/01.


       Janus Aspen Series: Janus Aspen Balanced Portfolio (Service Shares)


                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                      9.64                             8.85                             27,292
2001*                                    10.07                             9.64                              4,888

* Inception date of the subaccount was 5/1/01.

       BOTH OPTIONAL BENEFIT ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT AND
                    THE GUARANTEED RETIREMENT INCOME BENEFIT)
 (Total Variable Account Annual Charges of 1.65% of the daily net assets of the subaccount)

  Janus Aspen Series: Janus Aspen Capital Appreciation Portfolio (Institutional
                                     Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                      5.26                             4.36                            329,944
2001                                      6.83                             5.26                            291,666
2000*                                     9.30                             6.83                             51,770

* Inception date of the subaccount was 4/7/00.

 Janus Aspen Series: Janus Aspen Mid Cap Growth Portfolio (formerly Janus Aspen
                  Aggressive Growth Portfolio) (Service Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                      7.69                             5.44                             20,764
2001*                                    10.01                             7.69                             15,554

* Inception date of the subaccount was 5/1/01.

  PIMCO Variable Insurance Trust: PIMCO Foreign Bond Portfolio (Administrative
                                  Class Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                     11.13                            11.85                             27,243
2001                                     10.52                            11.13                             15,740
2000*                                    10.13                            10.52                                726

* Inception date of the subaccount was 6/7/00.

          PIMCO Variable Insurance Trust: PIMCO Low Duration Portfolio (formerly PIMCO Low Duration Bond Portfolio) (Administrative Class Shares)

                     Accumulation unit
               value at the beginning of the     Accumulation unit value at the           Number of accumulation units
                          period                        end of the year                outstanding at the end of the year
2002                       11.13                             11.72                                   61,262
2001                       10.51                             11.13                                   42,174
2000*                       9.97                             10.51                                    4,101

* Inception date of the subaccount was 5/15/00.

       Scudder Variable Series I: Scudder Bond Portfolio (Class A Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                     11.18                            11.84                             41,188
2001                                     10.75                            11.18                             32,002
2000*                                     9.85                            10.75                              5,644

* Inception date of the subaccount was 5/15/00.

 Scudder Variable Series I: Scudder Global Discovery Portfolio (Class A Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                      8.42                             6.64                             29,700
2001*                                    10.03                             8.42                             13,562

* Inception date of the subaccount was 5/1/01.

       BOTH OPTIONAL BENEFIT ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT AND
                    THE GUARANTEED RETIREMENT INCOME BENEFIT)
 (Total Variable Account Annual Charges of 1.65% of the daily net assets of the subaccount)

 Scudder Variable Series I: Scudder Growth and Income Portfolio (Class A Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                      8.18                             6.19                            112,399
2001                                      9.38                             8.18                            115,225
2000*                                     9.98                             9.38                             25,212

* Inception date of the subaccount was 4/7/00.

   Scudder Variable Series I: Scudder International Portfolio (Class A Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                      5.34                             4.29                            130,883
2001                                      7.86                             5.34                             82,656
2000*                                     9.72                             7.86                              8,381

* Inception date of the subaccount was 4/7/00.

   Scudder Variable Series I: Scudder Money Market Portfolio (Class A Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                     10.58                            10.57                             11,324
2001                                     10.36                            10.58                              5,755
2000*                                    10.09                            10.36                                140

* Inception date of the subaccount was 6/7/00.

  Scudder Variable Series II: Scudder Government Securities Portfolio (Class A
                                     Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                     11.42                            12.14                             71,151
2001                                     10.80                            11.42                             55,036
2000*                                    10.12                            10.80                              6,451

* Inception date of the subaccount was 4/7/00.

   Scudder Variable Series II: Scudder High Income Portfolio (formerly Scudder
                     High Yield Portfolio) (Class A Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                      9.16                             8.98                             33,322
2001                                      9.07                             9.16                             16,013
2000*                                     9.76                             9.07                                  0

* Inception date of the subaccount was 6/7/00.

 Scudder Variable Series II: Scudder Small Cap Growth Portfolio (Class A Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                      4.52                             2.96                             17,074
2001                                      6.46                             4.52                             17,054
2000*                                     8.79                             6.46                              8,376

* Inception date of the subaccount was 4/7/00.

       BOTH OPTIONAL BENEFIT ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT AND
                    THE GUARANTEED RETIREMENT INCOME BENEFIT)
 (Total Variable Account Annual Charges of 1.65% of the daily net assets of the subaccount)

  Scudder Variable Series II: SVS Dreman High Return Equity Portfolio (Class A
                                     Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                     13.47                            10.86                            142,384
2001                                     13.47                            13.47                             97,718
2000*                                    10.41                            13.47                             13,715

* Inception date of the subaccount was 4/7/00.

            WM Variable Trust: WM Equity Income Fund (Class 2 Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                     10.23                             8.79                             15,898
2001*                                    10.05                            10.23                             10,833

* Inception date of the subaccount was 5/1/01.

            WM Variable Trust: WM Mid Cap Stock Fund (Class 2 Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                     10.52                             9.26                             22,458
2001*                                    10.07                            10.52                              8,030

* Inception date of the subaccount was 5/1/01.

           WM Variable Trust: WM Small Cap Stock Fund (Class 2 Shares)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002                                      9.59                             4.98                             33,573
2001*                                    10.17                             9.59                              7,441

* Inception date of the subaccount was 5/1/01.

 WM Variable Trust: WM SAM Balanced Portfolio (Class 2 Shares) (Strategic Asset
                          Management (SAM) Portfolios)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002*                                     9.84                            10.04                             22,513

* Inception date of the subaccount was 9/3/02.

   WM Variable Trust: WM SAM Conservative Balanced Portfolio (Class 2 Shares)
                  (Strategic Asset Management (SAM) Portfolios)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002*                                     9.90                            10.14                             10,400

* Inception date of the subaccount was 9/3/02.

    WM Variable Trust: WM SAM Conservative Growth Portfolio (Class 2 Shares)
                  (Strategic Asset Management (SAM) Portfolios)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002*                                     9.75                             9.91                              8,342

* Inception date of the subaccount was 9/3/02.

       BOTH OPTIONAL BENEFIT ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT AND
                    THE GUARANTEED RETIREMENT INCOME BENEFIT)
 (Total Variable Account Annual Charges of 1.65% of the daily net assets of the subaccount)

WM Variable Trust: WM SAM Flexible Income Portfolio (Class 2 Shares) (Strategic
                       Asset Management (SAM) Portfolios)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002*                                     9.97                            10.23                              2,958

* Inception date of the subaccount was 9/3/02.

      WM Variable Trust: WM SAM Strategic Growth Portfolio (Class 2 Shares)
                 (Strategic Asset Management (SAM) Portfolios)

                             Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
                                 beginning of the period               end of the year         outstanding at the end of the year
2002*                                     9.68                             9.82                             12,346

* Inception date of the subaccount was 9/3/02.

                       STATEMENT OF ADDITIONAL INFORMATION

                                     for the
                            FARMERS VARIABLE ANNUITY

              Individual Flexible Premium Variable Annuity Contract

                                 Issued Through
                       FARMERS ANNUITY SEPARATE ACCOUNT A

                                   Offered by
                    FARMERS NEW WORLD LIFE INSURANCE COMPANY
                            3003 - 77th Avenue, S.E.
                         Mercer Island, Washington 98040
                                 (206) 232-8400

                                 SERVICE CENTER:
                                 P.O. Box 724208
                             Atlanta, Georgia 31139
                           1-877-376-8008 (toll free)
                       8:00 a.m. to 6:00 p.m. Eastern Time


         This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Farmers Variable Annuity individual flexible premium variable annuity contract offered by Farmers New World Life Insurance Company. You may obtain a copy of the Prospectus for the Contract dated May 1, 2003 by calling 1-877-376-8008 or by writing to our SERVICE CENTER at P.O. Box 724208, Atlanta, Georgia 31139.


         This Statement incorporates terms used in the current Prospectus for each Contract.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUSES FOR YOUR CONTRACT AND THE PORTFOLIOS.


         The date of this Statement of Additional Information is May 1, 2003.

                                TABLE OF CONTENTS

                                                                                                                            Page
                                                                                                                            ----
ADDITIONAL CONTRACT PROVISIONS.........................................................................................       2
           The Contract................................................................................................       2
           Incontestability............................................................................................       2
           Incorrect Age or Sex........................................................................................       2
           Nonparticipation............................................................................................       2
           Waiver of Surrender Charge Riders...........................................................................       2
           Tax Status of the Contracts.................................................................................       3

CALCULATION OF SUBACCOUNT AND ADJUSTED HISTORIC PORTFOLIO PERFORMANCE DATA.............................................       4
           Money Market Subaccount Yields..............................................................................       4
           Other Subaccount Yields.....................................................................................       5
           Average Annual Total Returns for the Subaccounts............................................................       6
           Non-Standard Subaccount Total Returns.......................................................................       7
           Adjusted Historic Portfolio Performance Data................................................................       7
           Effect of the Records Maintenance Charge on Performance Data................................................       7

HISTORIC PERFORMANCE DATA..............................................................................................       8
           General Limitations.........................................................................................       8
           Tables Of Subaccount Performance Figures....................................................................       8
           Time Periods Before The Date The Variable Account Commenced Operations......................................      15
           Tables Of Adjusted Historic Total Return Quotations.........................................................      15

NET INVESTMENT FACTOR..................................................................................................      23

CONDENSED FINANCIAL INFORMATION........................................................................................      24

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS......................................................................      29

RESOLVING MATERIAL CONFLICTS...........................................................................................      29

VOTING RIGHTS..........................................................................................................      30

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS.................................................................................      30

DISTRIBUTION OF THE CONTRACTS..........................................................................................      30

LEGAL MATTERS..........................................................................................................      31

EXPERTS................................................................................................................      31

OTHER INFORMATION......................................................................................................      31

FINANCIAL STATEMENTS...................................................................................................      32

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

         The entire contract consists of the Contract, the signed application attached at issue, any attached amendments and supplements to the application, and any attached riders and endorsements. In the absence of fraud, we consider all statements in the application to be representations and not warranties. We will not use any statement to contest a claim unless that statement is in an attached application or in an amendment or supplement to the application attached to the Contract.

         Any change in the Contract or waiver of its provisions must be in writing and signed by one of our officers. No other person - no agent or registered representative - has authority to change or waive any provision of the Contract.

         Upon notice to you, we may modify the Contract if necessary to:

         - permit the Contract or the variable account to comply with any applicable law or regulation that a governmental agency issues; or

         - assure continued qualification of the Contract under the Tax Code or other federal or state laws relating to retirement annuities or variable annuity contracts; or

         - effect a change in the operation of the variable account or to provide additional investment options.

         In the event of such modifications, we will make the appropriate endorsement to the Contract.

INCONTESTABILITY

         We will not contest the Contract after the issue date.

INCORRECT AGE OR SEX

         We may require proof of age, sex, and right to payments before making any life annuity payments. If the age or sex (if applicable) of the annuitant has been stated incorrectly, then we will determine the annuity start date and the amount of the annuity payments by using the correct age and sex. After the annuity start date, any adjustment for underpayment will be paid immediately. Any adjustment for overpayment will be deducted from future payments. We will make adjustments for overpayments or underpayments with interest at the rate then in use to determine the rate of payments.

NONPARTICIPATION

         The Contract does not participate in our surplus earnings or profits. We will not pay dividends on the Contract.

WAIVER OF SURRENDER CHARGE RIDERS

         If available in the state where the Contract is issued, your Contract will include riders that will waive surrender charges on a single withdrawal if:

         - the annuitant is under age 75 at the time of withdrawal, the annuitant is confined in a hospital or skilled nursing facility continuously for at least 90 days and remains confined at the time of the surrender request, and the annuitant was not confined to a hospital or nursing facility within 6 months of the issue date.

         - the annuitant is diagnosed with a terminal illness after the Contract is issued and is expected to live for 12 months or less, the withdrawal is $250,000 or less, and the withdrawal occurs no sooner than one year after the rider is issued.

         There is no additional charge for the issuance of these waiver of surrender charge riders. These riders may not be available in all states.

TAX STATUS OF THE CONTRACTS

         Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

         DIVERSIFICATION REQUIREMENTS. The Tax Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

         OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an owner to allocate premiums and transfer amounts among the investment divisions of the variable account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over variable account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the Owner of the variable account assets supporting the Contract.

         REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Tax Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of a holder of the Contract. Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any owner dies prior to the annuity start date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new owner.

         The Non-Qualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

         Other rules may apply to Qualified Contracts.

   CALCULATION OF SUBACCOUNT AND ADJUSTED HISTORIC PORTFOLIO PERFORMANCE DATA

         We may advertise and disclose historic performance data for the subaccounts, including yields, standard annual total returns, and nonstandard measures of performance of the subaccounts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the SEC defined standards.

MONEY MARKET SUBACCOUNT YIELDS

         Advertisements and sales literature may quote the current annualized yield of the Money Market subaccount for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Money Market Portfolio.

         We compute this current annualized yield by determining the net change (not including any realized gains and losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) at the end of the seven-day period in the value of a hypothetical subaccount under a Contract having a balance of one unit of the Money Market subaccount at the beginning of the period. We divide that net change in subaccount value by the value of the hypothetical subaccount at the beginning of the period to determine the base period return. Then we annualize this quotient on a 365-day basis. The net change in account value reflects (i) net income from the Money Market portfolio in which the hypothetical subaccount invests; and
(ii) charges and deductions imposed under the Contract that are attributable to the hypothetical subaccount.

         These charges and deductions include the per unit charges for the records maintenance charge, the mortality and expense risk charge for the standard death benefit (and the mortality and expense risk charge for the Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) and the asset-based administration charge. For purposes of calculating current yields for a Contract, we use an average per unit records maintenance charge based on the $30 records maintenance charge.

         We calculate the current yield by the following formula:

         Current Yield = ((NCS - ES)/UV) X (365/7)

         Where:

                  NCS      =        the net change in the value of the Money
                                    Market Portfolio (not including any realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the seven-day period attributable to a hypothetical subaccount having a balance of one subaccount unit.

                  ES       =        per unit charges deducted from the
                                    hypothetical subaccount for the seven-day period.

                  UV       =        the unit value for the first day of the
                                    seven-day period.


         The current yield for the 7-day period ended December 31, 2002 for the Money Market Subaccount was -0.5331%.


         We may also disclose the effective yield of the Money Market subaccount for the same seven-day period, determined on a compounded basis. We calculate the effective yield by compounding the unannualized base period return by adding one to the base return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.


         Effective Yield = (1 + ((NCS-ES)/UV))(365/7) - 1

         Where:

                  NCS      =        the net change in the value of the Money
                                    Market portfolio (not including any realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the seven-day period attributable to a hypothetical subaccount having a balance of one subaccount unit.

                  ES       =        per unit charges deducted from the
                                    hypothetical subaccount for the seven-day period.

                  UV       =        the unit value for the first day of the
                                    seven-day period.

         The Money Market subaccount yield is lower than the Money Market portfolio's yield because of the charges and deductions that the Contract imposes.

         The current and effective yields on amounts held in the Money Market subaccount normally fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of securities held by the Money Market Portfolio and that Portfolio's operating expenses. We may also present yields on amounts held in the Money Market subaccount for periods other than a seven-day period.

         Yield calculations do not take into account the Surrender Charge that we assess on certain withdrawals of Contract Value.

OTHER SUBACCOUNT YIELDS

         Sales literature or advertisements may quote the current annualized yield of one or more of the subaccounts (except the Money Market subaccount) under the Contract for 30-day or one-month periods. The annualized yield of a subaccount refers to income that the subaccount generates during a 30-day or one-month period and is assumed to be generated during each period over a 12-month period.

         We compute the annualized 30-day yield by:

         1. dividing the net investment income of the portfolio attributable to the subaccount units, less subaccount expenses attributable to the Contract for the period, by the maximum offering price per unit on the last day of the period;

         2. multiplying the result by the daily average number of units outstanding for the period;

         3.       compounding that yield for a 6-month period; and

         4.       multiplying the result by 2.

         Expenses of the subaccount include the records maintenance charge, the asset-based administration charge and the mortality and expense risk charge \for the standard death benefit (and the mortality and expense risk charge for the Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit). The yield calculation assumes that we deduct the records maintenance charge at the end of each Contract Year. For purposes of calculating the 30-day or one-month yield, we divide an average records maintenance charge collected by the average Contract Value in the subaccount to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. We calculate the 30-day or one-month yield by the following formula:

         Yield     =         2 X ((((NI - ES)/(U X UV)) + 1)(6) - 1)

         Where:

                  NI       =        net income of the portfolio for the 30-day
                                    or one-month period attributable to the
                                    subaccount's units.

                  ES       =        charges deducted from the subaccount for
                                    the 30-day or one-month period.

                  U        =        the average number of units outstanding.

                  UV       =         the unit value at the close of the last day
                                     in the 30-day or one-month period.

         The yield for the subaccount is lower than the yield for the corresponding portfolio because of the charges and deductions that the Contract imposes.

         The yield on the amounts held in the subaccounts normally fluctuates over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The types and quality of securities that a portfolio holds and its operating expenses affect the corresponding subaccount's actual yield.

         Yield calculations do not take into account the Surrender Charge that we assess on certain withdrawals of Contract Value.

AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS

         Sales literature or advertisements may quote average annual total returns for one or more of the subaccounts for various periods of time. If we advertise total return for the Money Market Subaccount, then those advertisements and sales literature will include a statement that yield more closely reflects current earnings than total return.

         When a subaccount has been in operation for 1, 5, and 10 years, respectively, we will provide the average annual total return for these periods. We may also disclose average annual total returns for other periods of time.

         Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. Each period's ending date for which we provide total return quotations will be for the most recent calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

         We calculate the standard average annual total returns using subaccount unit values that we calculate on each valuation day based on the performance of the subaccount's underlying portfolio, the deductions for the mortality and expense risk charge for the standard death benefit (and in some cases, the mortality and expense risk charge for the Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit), the asset-based administration charge and the records maintenance charge. The calculation reflects the deduction of the records maintenance charge by assuming a uniform reduction in the yield or total return which is determined by calculating the average impact of the records maintenance charge on in-force contracts.

         We calculate the standard total return by the following formula:

                  TR       =        ((ERV/P)(1/N)) - 1

         Where:

                  TR       =        the average annual total return net of
                                    subaccount recurring charges.

                  ERV      =        the ending redeemable value (minus any
                                    applicable Surrender Charge and records
                                    maintenance charge) of the hypothetical
                                    subaccount at the end of the period.

                  P        =        a hypothetical initial payment of $1,000.

                  N        =        the number of years in the period.

NON-STANDARD SUBACCOUNT TOTAL RETURNS

         Sales literature or advertisements may quote average annual total returns for the subaccounts that do not reflect any Surrender Charges. We calculate such nonstandard total returns in exactly the same way as the average annual total returns described above, except that we replace the ending redeemable value of the hypothetical subaccount for the period with an ending value for the period that does not take into account any Surrender Charges.

         We may disclose cumulative total returns in conjunction with the standard formats described above. We calculate the cumulative total returns using the following formula:

                  CTR      =        (ERV/P) - 1

         Where:

                  CTR      =        the cumulative total return net of
                                    subaccount recurring charges for the period.

                  ERV      =        the ending redeemable value of the
                                    hypothetical investment at the end of the period.

                  P        =        a hypothetical single payment of $1,000.

ADJUSTED HISTORIC PORTFOLIO PERFORMANCE DATA

         Sales literature or advertisements may quote adjusted yields and total returns for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic portfolio performance may include data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

         We will disclose nonstandard performance data only if we disclose the standard performance data for the required periods.

EFFECT OF THE RECORDS MAINTENANCE CHARGE ON PERFORMANCE DATA

         The Contract provides for the deduction of a $30.00 records maintenance charge at the end of each Contract year from the fixed account and the subaccounts. We will waive this charge if your Contract Value is $50,000 or more on the date the charge is assessed. We deduct the charge from each account based on the proportion that the value of each such account bears to the total Contract Value. The calculation reflects the deduction of the records maintenance charge by assuming a uniform reduction in the yield or total return which is determined by calculating the average impact of the records maintenance charge on in-force contracts.

                            HISTORIC PERFORMANCE DATA

GENERAL LIMITATIONS

         The funds have provided the portfolios' performance data. We derive the subaccount performance data from the data that the funds provide. In preparing the tables below, we relied on the funds' data. While we have no reason to doubt the accuracy of the figures provided by the funds, we have not verified those figures.

TABLES OF SUBACCOUNT PERFORMANCE FIGURES


         The following charts show the historical performance data for the Subaccounts since each Subaccount started operations. THESE FIGURES ARE NOT AN INDICATION OF FUTURE PERFORMANCE OF THE SUBACCOUNTS. Some of the figures reflect the voluntary waiver of advisory fees and reimbursement of other expenses for part or all of the periods indicated.

                                     TABLE 1

           STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2002 (1)
                           SURRENDER CHARGES DEDUCTED
                 (ASSUMES CONTRACT IS SURRENDERED OR ANNUITIZED)


                          AVERAGE ANNUAL TOTAL RETURN (2)
                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)

                                                                           Subaccount  1 Year   5 Year  10 Year       Life of
                          SUBACCOUNT                                       Start Date    (%)      (%)    (%)       Subaccount (%)
CALVERT VARIABLE SERIES, INC.
    Calvert Social Small Cap Growth Portfolio                                5/1/01    -28.03    N/A      N/A          -14.45
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
    Developing Leaders Portfolio (formerly Small Cap Portfolio)              5/1/01    -25.02    N/A      N/A          -17.32
    Quality Bond Portfolio                                                   5/1/01     -0.10    N/A      N/A            1.52
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE CLASS SHARES)        5/1/01    -34.16    N/A      N/A          -30.00
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE CLASS SHARES)
    Fidelity VIP Growth Portfolio                                            5/1/01    -35.15    N/A      N/A          -28.70
    Fidelity VIP Index 500 Portfolio                                         5/1/01    -27.82    N/A      N/A          -22.10
    Fidelity VIP Mid Cap Portfolio                                           5/1/01    -16.26    N/A      N/A           -8.01
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)
    Franklin Small Cap Fund                                                  5/1/01    -33.74    N/A      N/A          -24.85
    Templeton Developing Markets Securities Fund                             8/4/00     -7.19    N/A      N/A          -12.99
    Templeton Global Asset Allocation Fund                                   5/1/01    -11.13    N/A      N/A          -11.38
GOLDMAN SACHS VARIABLE INSURANCE TRUST
    Goldman Sachs Capital Growth Fund                                        5/1/01    -29.69    N/A      N/A          -24.50
    Goldman Sachs CORE(SM) Small Cap Equity Fund                             5/1/01    -20.98    N/A      N/A          -11.83
    Goldman Sachs Mid Cap Value Fund                                         5/1/01    -11.42    N/A      N/A           -3.08
JANUS ASPEN SERIES
    Janus Aspen Balanced Portfolio (Service Shares)                          5/1/01    -13.26    N/A      N/A           -9.96
    Janus Aspen Capital Appreciation Portfolio (Institutional Shares)        4/7/00    -21.63    N/A      N/A          -25.10
    Janus Aspen Mid Cap Growth Portfolio (Service Shares)                    5/1/01    -33.21    N/A      N/A          -32.53
       (formerly Janus Aspen Aggressive Growth Portfolio)
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
    PIMCO Foreign Bond Portfolio                                             6/7/00      0.57    N/A      N/A            5.02
    PIMCO Low Duration Portfolio                                            5/15/00     -0.49    N/A      N/A            5.10

                                     TABLE 1


           STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2002 (1)
                           SURRENDER CHARGES DEDUCTED
                 (ASSUMES CONTRACT IS SURRENDERED OR ANNUITIZED)

                          AVERAGE ANNUAL TOTAL RETURN (2)
                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)

                                                                           Subaccount  1 Year   5 Year  10 Year       Life of
                          SUBACCOUNT                                       Start Date    (%)      (%)    (%)       Subaccount (%)
SCUDDER VARIABLE SERIES I (CLASS A SHARES)
    Scudder Bond Portfolio                                                  5/15/00      0.07    N/A      N/A            6.05
    Scudder Global Discovery Portfolio                                       5/1/01    -25.55    N/A      N/A          -24.06
    Scudder Growth and Income Portfolio                                      4/7/00    -28.57    N/A      N/A          -17.05
    Scudder International Portfolio                                          4/7/00    -24.14    N/A      N/A          -26.76
    Scudder Money Market Portfolio (3)                                       6/7/00     -5.67    N/A      N/A            0.50
SCUDDER VARIABLE SERIES II (CLASS A SHARES)
    Scudder Government Securities Portfolio                                  4/7/00      0.44    N/A      N/A            5.75
    Scudder High Income Portfolio (formerly Scudder High Yield               6/7/00     -7.33    N/A      N/A           -4.44
       Portfolio)
    Scudder Small Cap Growth Portfolio                                       4/7/00    -38.19    N/A      N/A          -33.67
    SVS Dreman High Return Equity Portfolio                                  4/7/00    -23.83    N/A      N/A            0.35
WM VARIABLE TRUST (CLASS 2 SHARES)
    WM Equity Income Fund                                                    5/1/01    -18.84    N/A      N/A          -10.23
    WM Mid Cap Stock Fund                                                    5/1/01    -16.86    N/A      N/A           -7.49
    WM Small Cap Stock Fund                                                  5/1/01    -51.04    N/A      N/A          -36.63
WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS (4)
  WM SAM Balanced Portfolio                                                  9/3/02       N/A    N/A      N/A             N/A
  WM SAM Conservative Balanced Portfolio                                     9/3/02       N/A    N/A      N/A             N/A
  WM SAM Conservative Growth Portfolio                                       9/3/02       N/A    N/A      N/A             N/A
  WM SAM Flexible Income Portfolio                                           9/3/02       N/A    N/A      N/A             N/A
  WM SAM Strategic Growth Portfolio                                          9/3/02       N/A    N/A      N/A             N/A

           STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2002 (1)
  WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED RETIREMENT INCOME
                                     BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)

                                                                           Subaccount  1 Year   5 Year  10 Year       Life of
SUBACCOUNT                                                                 Start Date   (%)       (%)     (%)      Subaccount (%)
CALVERT VARIABLE SERIES, INC.
    Calvert Social Small Cap Growth Portfolio                                5/1/01    -28.21    N/A      N/A          -14.67
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
    Developing Leaders Portfolio (formerly Small Cap Portfolio)              5/1/01    -25.21    N/A      N/A          -17.53
    Quality Bond Portfolio                                                   5/1/01     -0.35    N/A      N/A            1.27
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE CLASS SHARES)        5/1/01    -34.32    N/A      N/A          -30.17
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE CLASS SHARES)
    Fidelity VIP Growth Portfolio                                            5/1/01    -35.31    N/A      N/A          -28.88
    Fidelity VIP Index 500 Portfolio                                         5/1/01    -28.00    N/A      N/A          -22.29
    Fidelity VIP Mid Cap Portfolio                                           5/1/01    -16.47    N/A      N/A           -8.24
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)
    Franklin Small Cap Fund                                                  5/1/01    -33.90    N/A      N/A          -25.03
    Templeton Developing Markets Securities Fund                             8/4/00     -7.42    N/A      N/A          -13.20
    Templeton Global Asset Allocation Fund                                   5/1/01    -11.35    N/A      N/A          -11.60
GOLDMAN SACHS VARIABLE INSURANCE TRUST
    Goldman Sachs Capital Growth Fund                                        5/1/01    -29.87    N/A      N/A          -24.68
    Goldman Sachs CORE(SM) Small Cap Equity Fund                             5/1/01    -21.17    N/A      N/A          -12.05
    Goldman Sachs Mid Cap Value Fund                                         5/1/01    -11.64    N/A      N/A           -3.32

           STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2002 (1)
  WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED RETIREMENT INCOME
                                     BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)

                                                                           Subaccount  1 Year   5 Year  10 Year       Life of
SUBACCOUNT                                                                 Start Date   (%)       (%)     (%)      Subaccount (%)
JANUS ASPEN SERIES
    Janus Aspen Balanced Portfolio (Service Shares)                          5/1/01    -13.48    N/A      N/A          -10.19
    Janus Aspen Capital Appreciation Portfolio (Institutional Shares)        4/7/00    -21.83    N/A      N/A          -25.28
    Janus Aspen Mid Cap Growth Portfolio (Service Shares) (formerly          5/1/01    -33.38    N/A      N/A          -32.70
       Janus Aspen Aggressive Growth Portfolio)
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
    PIMCO Foreign Bond Portfolio                                             6/7/00      0.32    N/A      N/A            4.75
    PIMCO Low Duration Portfolio                                            5/15/00     -0.74    N/A      N/A            4.83
SCUDDER VARIABLE SERIES I (CLASS A SHARES)
    Scudder Bond Portfolio                                                  5/15/00     -0.18    N/A      N/A            5.78
    Scudder Global Discovery Portfolio                                       5/1/01    -25.74    N/A      N/A          -24.24
    Scudder Growth and Income Portfolio                                      4/7/00    -28.75    N/A      N/A          -17.26
    Scudder International Portfolio                                          4/7/00    -24.33    N/A      N/A          -26.94
    Scudder Money Market Portfolio (3)                                       6/7/00     -5.90    N/A      N/A            0.25
SCUDDER VARIABLE SERIES II (CLASS A SHARES)
    Scudder Government Securities Portfolio                                  4/7/00      0.19    N/A      N/A            5.48
    Scudder High Income Portfolio (formerly Scudder High Yield
       Portfolio)                                                            6/7/00     -7.56    N/A      N/A           -4.68
    Scudder Small Cap Growth Portfolio                                       4/7/00    -38.34    N/A      N/A          -33.84
    SVS Dreman High Return Equity Portfolio                                  4/7/00    -24.02    N/A      N/A            0.10
WM VARIABLE TRUST (CLASS 2 SHARES)
    WM Equity Income Fund                                                    5/1/01    -19.05    N/A      N/A          -10.45
    WM Mid Cap Stock Fund                                                    5/1/01    -17.06    N/A      N/A           -7.72
    WM Small Cap Stock Fund                                                  5/1/01    -51.17    N/A      N/A          -36.79
WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS (4)
  WM SAM Balanced Portfolio                                                  9/3/02       N/A    N/A      N/A             N/A
  WM SAM Conservative Balanced Portfolio                                     9/3/02       N/A    N/A      N/A             N/A
  WM SAM Conservative Growth Portfolio                                       9/3/02       N/A    N/A      N/A             N/A
  WM SAM Flexible Income Portfolio                                           9/3/02       N/A    N/A      N/A             N/A
  WM SAM Strategic Growth Portfolio                                          9/3/02       N/A    N/A      N/A             N/A

           STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2002 (1)
   WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED RETIREMENT INCOME
                                     BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)

                                                                           Subaccount  1 Year   5 Year  10 Year       Life of
SUBACCOUNT                                                                 Start Date    (%)      (%)     (%)      Subaccount (%)
CALVERT VARIABLE SERIES, INC.
    Calvert Social Small Cap Growth Portfolio                                5/1/01    -28.39    N/A      N/A          -14.88
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
    Developing Leaders Portfolio (formerly Small Cap Portfolio)              5/1/01    -25.39    N/A      N/A          -17.73
    Quality Bond Portfolio                                                   5/1/01     -0.59    N/A      N/A            1.02
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE CLASS SHARES)        5/1/01    -34.49    N/A      N/A          -30.34
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE CLASS SHARES)
    Fidelity VIP Growth Portfolio                                            5/1/01    -35.47    N/A      N/A          -29.06
    Fidelity VIP Index 500 Portfolio                                         5/1/01    -28.18    N/A      N/A          -22.48
    Fidelity VIP Mid Cap Portfolio                                           5/1/01    -16.67    N/A      N/A           -8.46
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)
    Franklin Small Cap Fund                                                  5/1/01    -34.07    N/A      N/A          -25.22
    Templeton Developing Markets Securities Fund                             8/4/00     -7.65    N/A      N/A          -13.41
    Templeton Global Asset Allocation Fund                                   5/1/01    -11.57    N/A      N/A          -11.82

           STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2002 (1)
   WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED RETIREMENT INCOME
                                     BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)


                                                                           Subaccount  1 Year   5 Year  10 Year       Life of
SUBACCOUNT                                                                 Start Date    (%)      (%)     (%)      Subaccount (%)
GOLDMAN SACHS VARIABLE INSURANCE TRUST
    Goldman Sachs Capital Growth Fund                                        5/1/01    -30.04    N/A      N/A          -24.87
    Goldman Sachs CORE(SM) Small Cap Equity Fund                             5/1/01    -21.37    N/A      N/A          -12.27
    Goldman Sachs Mid Cap Value Fund                                         5/1/01    -11.86    N/A      N/A           -3.56
JANUS ASPEN SERIES
    Janus Aspen Balanced Portfolio (Service Shares)                          5/1/01    -13.69    N/A      N/A          -10.41
    Janus Aspen Capital Appreciation Portfolio (Institutional Shares)        4/7/00    -22.02    N/A      N/A          -25.47
    Janus Aspen Mid Cap Growth Portfolio (Service Shares) (formerly
       Janus Aspen Aggressive Growth Portfolio)                              5/1/01    -33.54    N/A      N/A          -32.87
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
    PIMCO Foreign Bond Portfolio                                             6/7/00      0.07    N/A      N/A            4.48
    PIMCO Low Duration Portfolio                                            5/15/00     -0.98    N/A      N/A            4.57
SCUDDER VARIABLE SERIES I (CLASS A SHARES)
    Scudder Bond Portfolio                                                  5/15/00     -0.42    N/A      N/A            5.51
    Scudder Global Discovery Portfolio                                       5/1/01    -25.92    N/A      N/A          -24.43
    Scudder Growth and Income Portfolio                                      4/7/00    -28.92    N/A      N/A          -17.46
    Scudder International Portfolio                                          4/7/00    -24.52    N/A      N/A          -27.12
    Scudder Money Market Portfolio(3)                                        6/7/00     -6.13    N/A      N/A            0.00
SCUDDER VARIABLE SERIES II (CLASS A SHARES)
    Scudder Government Securities Portfolio                                  4/7/00     -0.05    N/A      N/A            5.21
    Scudder High Income Portfolio (formerly Scudder High Yield
       Portfolio)                                                            6/7/00     -7.79    N/A      N/A           -4.91
    Scudder Small Cap Growth Portfolio                                       4/7/00    -38.49    N/A      N/A          -34.00
    SVS Dreman High Return Equity Portfolio                                  4/7/00    -24.21    N/A      N/A           -0.15
WM VARIABLE TRUST (CLASS 2 SHARES)
    WM Equity Income Fund                                                    5/1/01    -19.25    N/A      N/A          -10.67
    WM Mid Cap Stock Fund                                                    5/1/01    -17.27    N/A      N/A           -7.95
    WM Small Cap Stock Fund                                                  5/1/01    -51.29    N/A      N/A          -36.95
WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS (4)
  WM SAM Balanced Portfolio                                                  9/3/02      N/A     N/A      N/A             N/A
  WM SAM Conservative Balanced Portfolio                                     9/3/02      N/A     N/A      N/A             N/A
  WM SAM Conservative Growth Portfolio                                       9/3/02      N/A     N/A      N/A             N/A
  WM SAM Flexible Income Portfolio                                           9/3/02      N/A     N/A      N/A             N/A
  WM SAM Strategic Growth Portfolio                                          9/3/02      N/A     N/A      N/A             N/A

(1) Standard total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results; (2) assume an initial hypothetical investment of $1,000 as required by the SEC for the standardized returns; (3) reflects the deduction of either 1.15% (for the Standard Death Benefit), 1.40% (for the election of either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit), or 1.65% (for the election of both Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) in annual variable account charges and a $30 records maintenance charge, and (4) the applicable Surrender Charge. The impact of the records maintenance charge on investment returns will vary depending on the size of the Contract and is reflected as an annual charge of 0.10% of assets based on an assumed average investment of $30,080 in the Contract. The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the purchase payments.

(2) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(3) An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Portfolio than its total return.


(4) We do not show performance until a subaccount has been in existence at least six months.

                                     TABLE 2


         NON-STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2002 (1)
                         SURRENDER CHARGES NOT DEDUCTED
               (ASSUMES CONTRACT IS NOT SURRENDERED OR ANNUITIZED)


                          AVERAGE ANNUAL TOTAL RETURN (2)
                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)

                                                                           Subaccount  1 Year   5 Year  10 Year       Life of
SUBACCOUNT                                                                 Start Date    (%)     (%)      (%)      Subaccount (%)
CALVERT VARIABLE SERIES, INC.
    Calvert Social Small Cap Growth Portfolio                                5/1/01    -23.53    N/A      N/A          -11.73
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
    Developing Leaders Portfolio (formerly Small Cap Portfolio)              5/1/01    -20.33    N/A      N/A          -14.69
    Quality Bond Portfolio                                                   5/1/01     6.15     N/A      N/A            4.75
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE CLASS SHARES)        5/1/01    -30.04    N/A      N/A          -27.77
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE CLASS SHARES)
    Fidelity VIP Growth Portfolio                                            5/1/01    -31.09    N/A      N/A          -26.43
    Fidelity VIP Index 500 Portfolio                                         5/1/01    -23.31    N/A      N/A          -19.62
    Fidelity VIP Mid Cap Portfolio                                           5/1/01    -11.02    N/A      N/A           -5.08
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)
    Franklin Small Cap Fund                                                  5/1/01    -29.60    N/A      N/A          -22.45
    Templeton Developing Markets Securities Fund                             8/4/00     -1.38    N/A      N/A          -11.39
    Templeton Global Asset Allocation Fund                                   5/1/01     -5.58    N/A      N/A           -8.56
GOLDMAN SACHS VARIABLE INSURANCE TRUST
    Goldman Sachs Capital Growth Fund                                        5/1/01    -25.29    N/A      N/A          -22.09
    Goldman Sachs CORE(SM) Small Cap Equity Fund                             5/1/01    -16.03    N/A      N/A           -9.02
    Goldman Sachs Mid Cap Value Fund                                         5/1/01     -5.88    N/A      N/A            0.00
JANUS ASPEN SERIES
    Janus Aspen Balanced Portfolio (Service Shares)                          5/1/01     -7.84    N/A      N/A           -7.10
    Janus Aspen Capital Appreciation Portfolio (Institutional Shares)        4/7/00    -16.73    N/A      N/A          -23.89
    Janus Aspen Mid Cap Growth Portfolio (Service Shares) (formerly
       Janus Aspen Aggressive Growth Portfolio)                              5/1/01    -29.04    N/A      N/A          -30.39
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
    PIMCO Foreign Bond Portfolio                                             6/7/00      6.86    N/A      N/A            6.72
    PIMCO Low Duration Portfolio                                            5/15/00      5.74    N/A      N/A            6.75
SCUDDER VARIABLE SERIES I  (CLASS A SHARES)
    Scudder Bond Portfolio                                                  5/15/00      6.33    N/A      N/A            7.67
    Scudder Global Discovery Portfolio                                       5/1/01    -20.90    N/A      N/A          -21.64
    Scudder Growth and Income Portfolio                                      4/7/00    -24.10    N/A      N/A          -15.71
    Scudder International Portfolio                                          4/7/00    -19.40    N/A      N/A          -25.58
    Scudder Money Market Portfolio (3)                                       6/7/00      0.24    N/A      N/A            2.23
SCUDDER VARIABLE SERIES II (CLASS A SHARES)
    Scudder Government Securities Portfolio                                  4/7/00      6.72    N/A      N/A            7.31
    Scudder High Income Portfolio (formerly Scudder High Yield
       Portfolio)                                                            6/7/00     -1.54    N/A      N/A           -2.80
    Scudder Small Cap Growth Portfolio                                       4/7/00    -34.32    N/A      N/A          -32.60
    SVS Dreman High Return Equity Portfolio                                  4/7/00    -19.07    N/A      N/A            1.97
WM VARIABLE TRUST (CLASS 2 SHARES)
    WM Equity Income Fund                                                    5/1/01    -13.77    N/A      N/A           -7.37
    WM Mid Cap Stock Fund                                                    5/1/01    -11.66    N/A      N/A           -4.55
    WM Small Cap Stock Fund                                                  5/1/01    -47.98    N/A      N/A          -34.62
WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS (4)
  WM SAM Balanced Portfolio                                                  9/3/02       N/A    N/A      N/A             N/A
  WM SAM Conservative Balanced Portfolio                                     9/3/02       N/A    N/A      N/A             N/A
  WM SAM Conservative Growth Portfolio                                       9/3/02       N/A    N/A      N/A             N/A
  WM SAM Flexible Income Portfolio                                           9/3/02       N/A    N/A      N/A             N/A
  WM SAM Strategic Growth Portfolio                                          9/3/02       N/A    N/A      N/A             N/A

         NON-STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2002(1)
 WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED RETIREMENT INCOME
                                    BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)


------------------------------------------------------------------------------------------------------------------------------------
                                                                            Subaccount     1 Year   5 Year   10 Year     Life of
SUBACCOUNT                                                                  Start Date      (%)      (%)       (%)    Subaccount (%)
------------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
   Calvert Social Small Cap Growth Portfolio                                  5/1/01       -23.72     N/A      N/A        -11.95
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
   Developing Leaders Portfolio (formerly Small Cap Portfolio)                5/1/01       -20.53     N/A      N/A        -14.90
   Quality Bond Portfolio                                                     5/1/01         5.89     N/A      N/A          4.49
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE
CLASS SHARES)                                                                 5/1/01       -30.22     N/A      N/A        -27.95
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE CLASS SHARES)
   Fidelity VIP Growth Portfolio                                              5/1/01       -31.26     N/A      N/A        -26.62
   Fidelity VIP Index 500 Portfolio                                           5/1/01       -23.50     N/A      N/A        -19.82
   Fidelity VIP Mid Cap Portfolio                                             5/1/01       -11.24     N/A      N/A         -5.31
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)
   Franklin Small Cap Fund                                                    5/1/01       -29.77     N/A      N/A        -22.65
   Templeton Developing Markets Securities Fund                               8/4/00        -1.63     N/A      N/A        -11.61
   Templeton Global Asset Allocation Fund                                     5/1/01        -5.81     N/A      N/A         -8.79
GOLDMAN SACHS VARIABLE INSURANCE TRUST
   Goldman Sachs Capital Growth Fund                                          5/1/01       -25.48     N/A      N/A        -22.29
   Goldman Sachs CORE(SM) Small Cap Equity Fund                               5/1/01       -16.24     N/A      N/A         -9.25
   Goldman Sachs Mid Cap Value Fund                                           5/1/01        -6.11     N/A      N/A         -0.24
JANUS ASPEN SERIES
   Janus Aspen Balanced Portfolio (Service Shares)                            5/1/01        -8.06     N/A      N/A         -7.33
   Janus Aspen Capital Appreciation Portfolio (Institutional
      Shares)                                                                 4/7/00       -16.94     N/A      N/A        -24.08
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)
      (formerly Janus Aspen Aggressive Growth Portfolio)                      5/1/01       -29.21     N/A      N/A        -30.56
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
   PIMCO Foreign Bond Portfolio                                               6/7/00         6.59     N/A      N/A          6.46
   PIMCO Low Duration Portfolio                                              5/15/00         5.48     N/A      N/A          6.49
SCUDDER VARIABLE SERIES I (CLASS A SHARES)
   Scudder Bond Portfolio                                                    5/15/00         6.07     N/A      N/A          7.41
   Scudder Global Discovery Portfolio                                         5/1/01       -21.09     N/A      N/A        -21.83
   Scudder Growth and Income Portfolio                                        4/7/00       -24.29     N/A      N/A        -15.92
   Scudder International Portfolio                                            4/7/00       -19.59     N/A      N/A        -25.76
   Scudder Money Market Portfolio(3)                                          6/7/00        -0.01     N/A      N/A          1.97
SCUDDER VARIABLE SERIES II (CLASS A SHARES)
   Scudder Government Securities Portfolio                                    4/7/00         6.46     N/A      N/A          7.05
   Scudder High Income Portfolio (formerly Scudder High
      Yield Portfolio)                                                        6/7/00        -1.78     N/A      N/A         -3.04
   Scudder Small Cap Growth Portfolio                                         4/7/00       -34.48     N/A      N/A        -32.77
   SVS Dreman High Return Equity Portfolio                                    4/7/00       -19.27     N/A      N/A          1.71
WM VARIABLE TRUST (CLASS 2 SHARES)
   WM Equity Income Fund                                                      5/1/01       -13.98     N/A      N/A         -7.60
   WM Mid Cap Stock Fund                                                      5/1/01       -11.88     N/A      N/A         -4.78
   WM Small Cap Stock Fund                                                    5/1/01       -48.11     N/A      N/A        -34.78
WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS(4)
  WM SAM Balanced Portfolio                                                   9/3/02          N/A     N/A      N/A           N/A
  WM SAM Conservative Balanced Portfolio                                      9/3/02          N/A     N/A      N/A           N/A
  WM SAM Conservative Growth Portfolio                                        9/3/02          N/A     N/A      N/A           N/A
  WM SAM Flexible Income Portfolio                                            9/3/02          N/A     N/A      N/A           N/A
  WM SAM Strategic Growth Portfolio                                           9/3/02          N/A     N/A      N/A           N/A

        NON-STANDARD SUBACCOUNT TOTAL RETURNS AS OF DECEMBER 31, 2002(1) WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED RETIREMENT INCOME
                                    BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)


-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Subaccount   1 Year   5 Year   10 Year      Life of
SUBACCOUNT                                                                  Start Date    (%)      (%)       (%)     Subaccount (%)
-----------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
   Calvert Social Small Cap Growth Portfolio                                  5/1/01     -23.91     N/A      N/A         -12.17
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
   Developing Leaders Portfolio (formerly Small Cap Portfolio)                5/1/01     -20.72     N/A      N/A         -15.11
   Quality Bond Portfolio                                                     5/1/01       5.63     N/A      N/A           4.23
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE CLASS SHARES)         5/1/01     -30.39     N/A      N/A         -28.13
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE CLASS SHARES)
   Fidelity VIP Growth Portfolio                                              5/1/01     -31.43     N/A      N/A         -26.80
   Fidelity VIP Index 500 Portfolio                                           5/1/01     -23.69     N/A      N/A         -20.01
   Fidelity VIP Mid Cap Portfolio                                             5/1/01     -11.46     N/A      N/A          -5.55
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)
   Franklin Small Cap Fund                                                    5/1/01     -29.94     N/A      N/A         -22.84
   Templeton Developing Markets Securities Fund                               8/4/00      -1.87     N/A      N/A         -11.83
   Templeton Global Asset Allocation Fund                                     5/1/01      -6.04     N/A      N/A          -9.01
GOLDMAN SACHS VARIABLE INSURANCE TRUST
   Goldman Sachs Capital Growth Fund                                          5/1/01     -25.66     N/A      N/A         -22.48
   Goldman Sachs CORE(SM) Small Cap Equity Fund                               5/1/01     -16.45     N/A      N/A          -9.47
   Goldman Sachs Mid Cap Value Fund                                           5/1/01      -6.34     N/A      N/A          -0.49
JANUS ASPEN SERIES
   Janus Aspen Balanced Portfolio (Service Shares)                            5/1/01      -8.29     N/A      N/A          -7.56
   Janus Aspen Capital Appreciation Portfolio (Institutional Shares)          4/7/00     -17.14     N/A      N/A         -24.27
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)
      (formerly Janus Aspen Aggressive Growth Portfolio)                      5/1/01     -29.39     N/A      N/A         -30.73
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
   PIMCO Foreign Bond Portfolio                                               6/7/00       6.33     N/A      N/A           6.19
   PIMCO Low Duration Portfolio                                              5/15/00       5.22     N/A      N/A           6.23
SCUDDER VARIABLE SERIES I (CLASS A SHARES)
   Scudder Bond Portfolio                                                    5/15/00       5.81     N/A      N/A           7.14
   Scudder Global Discovery Portfolio                                         5/1/01     -21.29     N/A      N/A         -22.02
   Scudder Growth and Income Portfolio                                        4/7/00     -24.48     N/A      N/A         -16.13
   Scudder International Portfolio                                            4/7/00     -19.79     N/A      N/A         -25.95
   Scudder Money Market Portfolio(3)                                          6/7/00      -0.26     N/A      N/A           1.72
SCUDDER VARIABLE SERIES II (CLASS A SHARES)
   Scudder Government Securities Portfolio                                    4/7/00       6.20     N/A      N/A           6.78
   Scudder High Income Portfolio (formerly Scudder High Yield
       Portfolio)                                                             6/7/00      -2.02     N/A      N/A          -3.28
   Scudder Small Cap Growth Portfolio                                         4/7/00     -34.65     N/A      N/A         -32.94
   SVS Dreman High Return Equity Portfolio                                    4/7/00     -19.47     N/A      N/A           1.46
WM VARIABLE TRUST (CLASS 2 SHARES)
   WM Equity Income Fund                                                      5/1/01     -14.19     N/A      N/A          -7.83
   WM Mid Cap Stock Fund                                                      5/1/01      12.09     N/A      N/A          -5.02
   WM Small Cap Stock Fund                                                    5/1/01     -48.24     N/A      N/A         -34.94
WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS(4)
   WM SAM Balanced Portfolio                                                  9/3/02        N/A     N/A      N/A            N/A
   WM SAM Conservative Balanced Portfolio                                     9/3/02        N/A     N/A      N/A            N/A
   WM SAM Conservative Growth Portfolio                                       9/3/02        N/A     N/A      N/A            N/A
   WM SAM Flexible Income Portfolio                                           9/3/02        N/A     N/A      N/A            N/A
   WM SAM Strategic Growth Portfolio                                          9/3/02        N/A     N/A      N/A            N/A

(1) Non-Standard total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results; (2) assume an initial hypothetical investment of $1,000 as required by the SEC for the standardized returns; (3) reflects the deduction of either 1.15% (for the Standard Death Benefit), 1.40% (for the election of either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit), or 1.65% (for the election of both Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) in annual variable account charges and a $30 records maintenance charge, but (4) not any Surrender Charge. The impact of the records maintenance charge on investment returns will vary depending on the size of the Contract and is reflected as an annual charge of 0.10% of assets based on an assumed average investment of $30,080 in the Contract. The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the purchase payments.


(2) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(3) An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Portfolio than its total return.


(4) We do not show performance until a subaccount has been in existence at least six months.


TIME PERIODS BEFORE THE DATE THE VARIABLE ACCOUNT COMMENCED OPERATIONS

         The variable account may also disclose non-standardized total return for time periods before the variable account commenced operations. This performance data is based on the actual performance of the portfolios since their inception, adjusted to reflect the effect of the current level of charges that apply to the subaccounts under the Contract.

TABLES OF ADJUSTED HISTORIC TOTAL RETURN QUOTATIONS


         The tables below set out the adjusted historic total returns for the portfolios for various periods as of December 31, 2002. This performance data is based on the actual performance of the portfolios since their inception, adjusted to reflect the effect of the current level of charges that apply to the subaccounts under the Contract.

                                     TABLE 1

       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2002(1)
                           SURRENDER CHARGES DEDUCTED
                 (ASSUMES CONTRACT IS SURRENDERED OR ANNUITIZED)


                         AVERAGE ANNUAL TOTAL RETURN(2)
                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Portfolio   1 Year   5 Year   10 Year    Life of
PORTFOLIO                                                                      Start Date    (%)       (%)      (%)    Portfolio (%)
------------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
   Calvert Social Small Cap Growth Portfolio                                     3/15/95    -28.03    -1.52      N/A        2.69
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)(3)
   Developing Leaders Portfolio (formerly Small Cap Portfolio)                   8/31/90    -25.02    -1.76    10.88       22.57
   Quality Bond Portfolio                                                        8/31/90     -0.10     3.96     5.68        6.59
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE
CLASS SHARES)(3)                                                                 10/7/93    -34.16    -5.94      N/A        5.47
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE CLASS SHARES)(4)
   Fidelity VIP Growth Portfolio                                                 10/9/86    -35.15    -2.39     6.98        8.92
   Fidelity VIP Index 500 Portfolio                                              8/27/92    -27.82    -3.06     7.47        7.80
   Fidelity VIP Mid Cap Portfolio                                               12/28/98    -16.26      N/A      N/A       13.47
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)(5)
   Franklin Small Cap Fund                                                       11/1/95    -33.74    -1.96      N/A        4.89
   Templeton Developing Markets Securities Fund                                   3/4/96     -7.19    -7.30      N/A      -10.97
   Templeton Global Asset Allocation Fund                                        8/24/88    -11.13     0.31     7.24        7.39
GOLDMAN SACHS VARIABLE INSURANCE TRUST
   Goldman Sachs Capital Growth Fund                                             4/30/98    -29.69      N/A      N/A       -5.13
   Goldman Sachs CORE(SM) Small Cap Equity Fund                                  2/13/98    -20.98      N/A      N/A       -2.69
   Goldman Sachs Mid Cap Value Fund                                               5/1/98    -11.42      N/A      N/A        1.88
JANUS ASPEN SERIES
   Janus Aspen Balanced Portfolio (Service Shares)(6)                            9/13/93    -13.26     6.00      N/A       10.21
   Janus Aspen Capital Appreciation Portfolio (Institutional Shares)              5/1/97    -21.63     5.42      N/A        9.28
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)
      (formerly Janus Aspen Aggressive Growth Portfolio)(6)                      9/13/93    -33.21    -4.23      N/A        5.64
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
   PIMCO Foreign Bond Portfolio                                                  2/16/99      0.57      N/A      N/A        3.56

                                     TABLE 1


       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2002(1)
                           SURRENDER CHARGES DEDUCTED
                 (ASSUMES CONTRACT IS SURRENDERED OR ANNUITIZED)


                         AVERAGE ANNUAL TOTAL RETURN(2)
                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Portfolio   1 Year   5 Year   10 Year    Life of
PORTFOLIO                                                                      Start Date    (%)      (%)       (%)    Portfolio (%)
------------------------------------------------------------------------------------------------------------------------------------
   PIMCO Low Duration Portfolio                                                  2/16/99     -0.49      N/A      N/A        3.95
SCUDDER VARIABLE SERIES I (CLASS A SHARES)
   Scudder Bond Portfolio                                                        7/16/85      0.07     3.89     5.23        6.43
   Scudder Global Discovery Portfolio                                             5/1/96    -25.55     0.04      N/A        2.59
   Scudder Growth and Income Portfolio                                            5/2/94    -28.57    -7.25      N/A        4.77
   Scudder International Portfolio                                                5/1/87    -24.14    -6.01     3.11        3.87
   Scudder Money Market Portfolio(7)                                             7/16/85     -5.67     2.39     3.12        3.97
SCUDDER VARIABLE SERIES II (CLASS A SHARES)
   Scudder Government Securities Portfolio                                        9/3/87      0.44     4.84     5.38        6.22
   Scudder High Income Portfolio (formerly Scudder High
      Yield Portfolio)                                                            4/6/82     -7.33    -2.56     4.13        8.55
   Scudder Small Cap Growth Portfolio                                             5/2/94    -38.19    -9.39      N/A        4.00
   SVS Dreman High Return Equity Portfolio                                        5/4/98    -23.83      N/A      N/A       -2.11
WM VARIABLE TRUST (CLASS 2 SHARES)(8)
   WM Equity Income Fund                                                         4/28/98    -18.84      N/A      N/A        1.12
   WM Mid Cap Stock Fund                                                          5/1/00    -16.86      N/A      N/A        3.16
   WM Small Cap Stock Fund                                                       1/12/94    -51.04    -7.37      N/A        1.45
WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS
  WM SAM Balanced Portfolio                                                      11/5/01    -15.51      N/A      N/A      -11.00
  WM SAM Conservative Balanced Portfolio                                         11/5/01     -9.55      N/A      N/A       -6.86
  WM SAM Conservative Growth Portfolio                                           11/5/01    -21.77      N/A      N/A      -15.65
  WM SAM Flexible Income Portfolio                                               11/5/01     -5.41      N/A      N/A       -3.87
  WM SAM Strategic Growth Portfolio                                              11/5/01    -26.34      N/A      N/A      -18.98


       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2002 (1) WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED RETIREMENT INCOME
                                    BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)


------------------------------------------------------------------------------------------------------------------------------------
                                                                               Portfolio     1 Year   5 Year  10 Year     Life of
PORTFOLIO                                                                      Start Date     (%)      (%)       (%)   Portfolio (%)
------------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
   Calvert Social Small Cap Growth Portfolio                                    3/15/95      -28.21    -1.77     N/A       2.43
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)(3)
   Developing Leaders Portfolio (formerly Small Cap Portfolio)                  8/31/90      -25.21    -2.01   10.60      22.26
   Quality Bond Portfolio                                                       8/31/90       -0.35     3.69    5.41       6.32
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE
CLASS SHARES) (3)                                                               10/7/93      -34.32    -6.17     N/A       5.20
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE CLASS SHARES)(4)
   Fidelity VIP Growth Portfolio                                                10/9/86      -35.31    -2.64    6.71       8.65
   Fidelity VIP Index 500 Portfolio                                             8/27/92      -28.00    -3.30    7.20       7.53
   Fidelity VIP Mid Cap Portfolio                                              12/28/98      -16.47      N/A     N/A      13.18
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES) (5)
   Franklin Small Cap Fund                                                      11/1/95      -33.90    -2.21     N/A       4.63
   Templeton Developing Markets Securities Fund                                  3/4/96       -7.42    -7.53     N/A     -11.19
   Templeton Global Asset Allocation Fund                                       8/24/88      -11.35     0.06    6.97       7.12
GOLDMAN SACHS VARIABLE INSURANCE TRUST
   Goldman Sachs Capital Growth Fund                                            4/30/98      -29.87      N/A     N/A      -5.37
   Goldman Sachs CORE (SM) Small Cap Equity Fund                                2/13/98      -21.17      N/A     N/A      -2.93
   Goldman Sachs Mid Cap Value Fund                                              5/1/98      -11.64      N/A     N/A       1.62

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Portfolio     1 Year   5 Year  10 Year     Life of
PORTFOLIO                                                                      Start Date     (%)      (%)       (%)   Portfolio (%)
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
   Janus Aspen Balanced Portfolio (Service Shares)(6)                           9/13/93      -13.48     5.73     N/A       9.93
   Janus Aspen Capital Appreciation Portfolio (Institutional Shares)             5/1/97      -21.83     5.15     N/A       9.01
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)
      (formerly Janus Aspen Aggressive Growth Portfolio)(6)                     9/13/93      -33.38    -4.47     N/A       5.38
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
   PIMCO Foreign Bond Portfolio                                                 2/16/99        0.32      N/A     N/A       3.29
   PIMCO Low Duration Portfolio                                                 2/16/99       -0.74      N/A     N/A       3.69
SCUDDER VARIABLE SERIES I (CLASS A SHARES)
   Scudder Bond Portfolio                                                       7/16/85       -0.18     3.63    4.97       6.17
   Scudder Global Discovery Portfolio                                            5/1/96      -25.74    -0.21     N/A       2.32
   Scudder Growth and Income Portfolio                                           5/2/94      -28.75    -7.48     N/A       4.51
   Scudder International Portfolio                                               5/1/87      -24.33    -6.24    2.85       3.62
   Scudder Money Market Portfolio(7)                                            7/16/85       -5.90     2.13    2.86       3.71
SCUDDER VARIABLE SERIES II (CLASS A SHARES)
   Scudder Government Securities Portfolio                                      9/3/87         0.19     4.57    5.12       5.96
   Scudder High Income Portfolio (formerly Scudder High
      Yield Portfolio)                                                           4/6/82       -7.56    -2.80    3.88       8.29
   Scudder Small Cap Growth Portfolio                                            5/2/94      -38.34    -9.62     N/A       3.75
   SVS Dreman High Return Equity Portfolio                                       5/4/98      -24.02      N/A     N/A      -2.35
WM VARIABLE TRUST (CLASS 2 SHARES)(8)
   WM Equity Income Fund                                                        4/28/98      -19.05      N/A     N/A       0.87
   WM Mid Cap Stock Fund                                                         5/1/00      -17.06      N/A     N/A       2.89
   WM Small Cap Stock Fund                                                      1/12/94      -51.17      N/A     N/A       1.19
WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS
  WM SAM Balanced Portfolio                                                     11/5/01      -15.72      N/A     N/A     -11.22
  WM SAM Conservative Balanced Portfolio                                        11/5/01       -9.78      N/A     N/A      -7.10
  WM SAM Conservative Growth Portfolio                                          11/5/01      -21.97      N/A     N/A     -15.86
  WM SAM Flexible Income Portfolio                                              11/5/01       -5.65      N/A     N/A      -4.11
  WM SAM Strategic Growth Portfolio                                             11/5/01      -26.52      N/A     N/A     -19.18


       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2002 (1) WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED RETIREMENT INCOME
                                     BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)


------------------------------------------------------------------------------------------------------------------------------------
                                                                               Portfolio   1 Year   5 Year   10 Year      Life of
PORTFOLIO                                                                      Start Date   (%)      (%)       (%)     Portfolio (%)
------------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
   Calvert Social Small Cap Growth Portfolio                                    3/15/95    -28.39    -2.01      N/A        2.17
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)(3)
   Developing Leaders Portfolio (formerly Small Cap Portfolio)                  8/31/90    -25.39    -2.25    10.32       21.95
   Quality Bond Portfolio                                                       8/31/90     -0.59     3.42     5.15        6.05
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE
CLASS SHARES)(3)                                                                10/7/93    -34.49    -6.41      N/A        4.94
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE CLASS SHARES)(4)
   Fidelity VIP Growth Portfolio                                                10/9/86    -35.47    -2.88     6.44        8.37
   Fidelity VIP Index 500 Portfolio                                             8/27/92    -28.18    -3.55     6.93        7.25
   Fidelity VIP Mid Cap Portfolio                                              12/28/98    -16.67      N/A      N/A       12.89
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)(5)
   Franklin Small Cap Fund                                                      11/1/95    -34.07    -2.45      N/A        4.36
   Templeton Developing Markets Securities Fund                                  3/4/96     -7.65    -7.76      N/A      -11.41
   Templeton Global Asset Allocation fund                                       8/24/88    -11.57    -0.20     6.69        6.85
GOLDMAN SACHS VARIABLE INSURANCE TRUST
   Goldman Sachs Capital Growth Fund                                            4/30/98    -30.04      N/A      N/A       -5.61
   Goldman Sachs CORE(SM) Small Cap Equity Fund                                 2/13/98    -21.37      N/A      N/A       -3.17

       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2002(1) WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED RETIREMENT INCOME
                                     BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)


------------------------------------------------------------------------------------------------------------------------------------
                                                                              Portfolio    1 Year   5 Year   10 Year      Life of
PORTFOLIO                                                                     Start Date    (%)      (%)       (%)     Portfolio (%)
------------------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Mid Cap Value Fund                                              5/1/98    -11.86      N/A      N/A        1.36
JANUS ASPEN SERIES
   Janus Aspen Balanced Portfolio (Service Shares)(6)                           9/13/93    -13.69     5.45      N/A        9.65
   Janus Aspen Capital Appreciation Portfolio (Institutional
      Shares)                                                                    5/1/97    -22.02     4.86      N/A        8.73
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)
      (formerly Janus Aspen Aggressive Growth Portfolio)(6)                     9/13/93    -33.54    -4.71      N/A        5.11
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
   PIMCO Foreign Bond Portfolio                                                 2/16/99      0.07      N/A      N/A        3.03
   PIMCO Low Duration Portfolio                                                 2/16/99     -0.98      N/A      N/A        3.42
SCUDDER VARIABLE SERIES I (CLASS A SHARES)
   Scudder Bond Portfolio                                                       7/16/85     -0.42     3.36     4.71        5.91
   Scudder Global Discovery Portfolio                                            5/1/96    -25.92    -0.46      N/A        2.06
   Scudder Growth and Income Portfolio                                           5/2/94    -28.92    -7.71      N/A        4.25
   Scudder International Portfolio                                               5/1/87    -24.52    -6.47     2.60        3.36
   Scudder Money Market Portfolio(7)                                            7/16/85     -6.13     1.87     2.61        3.45
SCUDDER VARIABLE SERIES II (CLASS A SHARES)
   Scudder Government Securities Portfolio                                       9/3/87     -0.05     4.31     4.86        5.70
   Scudder High Income Portfolio (formerly Scudder High
      Yield Portfolio)                                                           4/6/82     -7.79    -3.04     3.62        8.02
   Scudder Small Cap Growth Portfolio                                            5/2/94    -38.49    -9.84      N/A        3.49
   SVS Dreman High Return Equity Portfolio                                       5/4/98    -24.21      N/A      N/A       -2.59
WM VARIABLE TRUST (CLASS 2 SHARES)(8)
   WM Equity Income Fund                                                        4/28/98    -19.25      N/A      N/A        0.62
   WM Mid Cap Stock Fund                                                         5/1/00    -17.27      N/A      N/A        2.62
   WM Small Cap Stock Fund                                                      1/12/94    -51.29    -7.83      N/A        0.94
WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS
  WM SAM Balanced Portfolio                                                     11/5/01    -15.93      N/A      N/A      -11.44
  WM SAM Conservative Balanced Portfolio                                        11/5/01    -10.01      N/A      N/A       -7.33
  WM SAM Conservative Growth Portfolio                                          11/5/01    -22.17      N/A      N/A      -16.08
  WM SAM Flexible Income Portfolio                                              11/5/01     -5.89      N/A      N/A       -4.35
  WM SAM Strategic Growth Portfolio                                             11/5/01    -26.71      N/A      N/A      -19.38


(1) Total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results; (2) assume an initial hypothetical investment of $1,000 as required by the SEC for the standardized returns; (3) reflects the deduction of either 1.15% (for the Standard Death Benefit), 1.40% (for the election of either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit), or 1.65% (for the election of both Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) in annual variable account charges and a $30 records maintenance charge, and (4) the applicable Surrender Charge. The impact of the records maintenance charge on investment returns will vary depending on the size of the Contract and is reflected as an annual charge of 0.10% of subaccount assets based on an assumed average investment of $30,080 in the Contract. The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the purchase payments.


(2) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Otherwise, total returns would have been lower.


(3) The performance of the Dreyfus VIF portfolios and the Dreyfus Socially Responsible Growth Fund, Inc. reflects the performance of each portfolio's Service Class Shares (12b-1 fees of 0.25% deducted) from their inception (12/31/00) until 12/31/02, and the performances of the Initial Class shares of each portfolio from their inception (8/31/90, 8/31/90, and 10/7/93, respectively) until 12/31/00, adjusted to deduct the 12b-1 fee of 0.25%.

(4) The performance of the Fidelity VIP portfolios reflects the performance of each portfolio's Service Class shares (12b-1 fee of 0.10% deducted) from their inception (11/3/97, 7/7/00, and 12/28/98, respectively) until 12/31/02, and the performance of the Initial Class of shares from their inception (10/9/86, 8/27/92, and 12/28/98, respectively) until the inception of the Service Class shares, adjusted to deduct the 12b-1 fee of 0.10%.

(5) The performance of the Franklin Templeton VIP Funds reflects the performance of each portfolio's Class 2 shares (12b-1 fee of 0.25% deducted) from their inception (11/6/99, 5/1/97, and 5/1/97, respectively) until 12/13/02, and the performance of Class 1 shares from their inception (11/1/95, 8/24/88, and 3/4/96, respectively) until the inception of Class 2 shares, adjusted to deduct the 12b-1 fee of 0.25%.

(6) The performance of the Janus Aspen Mid Cap Growth Portfolio (formerly Janus Aggressive Growth Portfolio) and the Janus Balanced Portfolio reflects the performance of each portfolio's Service Shares (12b-1 fees of 0.25% deducted) from their inception (12/31/99) until 12/31/02, and the performance of the Institutional Shares of each portfolio from their inception (9/13/93) until 12/31/99, adjusted to deduct the 12b-1 fees of 0.25%

(7) An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Portfolio than its total return.


(8) The performance of the WM Variable Trust Funds reflect the performance of each Fund's Class 2 Shares (12b-1 fee of 0.25% deducted) from their inception (5/01/01) until 12/31/02, and the performance of Class 1 shares from their inception (4/28/98, 5/1/00 and 1/12/94, respectively) until 5/1/01, adjusted to deduct the 12b-1 fee of 0.25%.

                                     TABLE 2

       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2002 (1)
                         SURRENDER CHARGES NOT DEDUCTED
               (ASSUMES CONTRACT IS NOT SURRENDERED OR ANNUITIZED)


                          AVERAGE ANNUAL TOTAL RETURN (2)
                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Portfolio    1 Year   5 Year   10 Year     Life of
PORTFOLIO                                                                      Start Date    (%)      (%)       (%)    Portfolio (%)
------------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
   Calvert Social Small Cap Growth Portfolio                                    3/15/95     -23.53    -0.82       N/A      2.69
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)(3)
   Developing Leaders Portfolio (formerly Small Cap Portfolio)                  8/31/90     -20.33    -1.07     10.88     22.57
   Quality Bond Portfolio                                                       8/31/90       6.15     4.61      5.68      6.59
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE
CLASS SHARES) (3)                                                               10/7/93     -30.04    -5.27       N/A      5.47
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE CLASS SHARES)(4)
   Fidelity VIP Growth Portfolio                                                10/9/86     -31.09    -1.70      6.98      8.92
   Fidelity VIP Index 500 Portfolio                                             8/27/92     -23.31    -2.38      7.47      7.80
   Fidelity VIP Mid Cap Portfolio                                              12/28/98     -11.02      N/A       N/A     14.12
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)(5)
   Franklin Small Cap Fund                                                      11/1/95     -29.60    -1.27       N/A      4.89
   Templeton Developing Markets Securities Fund                                  3/4/96      -1.38    -6.65       N/A    -10.74
   Templeton Global Asset Allocation Fund                                       8/24/88      -5.58     1.02      7.24      7.39
GOLDMAN SACHS VARIABLE INSURANCE TRUST
   Goldman Sachs Capital Growth Fund                                            4/30/98     -25.29      N/A       N/A     -4.42
   Goldman Sachs CORE(SM) Small Cap Equity Fund                                 2/13/98     -16.03      N/A       N/A     -1.98
   Goldman Sachs Mid Cap Value Fund                                              5/1/98      -5.88      N/A       N/A      2.64
JANUS ASPEN SERIES
   Janus Aspen Balanced Portfolio (Service Shares)(6)                           9/13/93      -7.84     6.60       N/A     10.21
   Janus Aspen Capital Appreciation Portfolio (Institutional
      Shares)                                                                    5/1/97     -16.73     6.04       N/A      9.62
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)
      (formerly Janus Aspen Aggressive Growth Portfolio)(6)                     9/13/93     -29.04    -3.55       N/A      5.64
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
   PIMCO Foreign Bond Portfolio                                                 2/16/99       6.86      N/A       N/A      4.65
   PIMCO Low Duration Portfolio                                                 2/16/99       5.74      N/A       N/A      5.04
SCUDDER VARIABLE SERIES I (CLASS A SHARES)
   Scudder Bond Portfolio                                                       7/16/85       6.33     4.54      5.23      6.43
   Scudder Global Discovery Portfolio                                            5/1/96     -20.90     0.75       N/A      2.84
   Scudder Growth and Income Portfolio                                           5/2/94     -24.10    -6.59       N/A      4.77
   Scudder International Portfolio                                               5/1/87     -19.40    -5.34      3.11      3.87
   Scudder Money Market Portfolio(7)                                            7/16/85       0.24     3.08      3.12      3.97
SCUDDER VARIABLE SERIES II (CLASS A SHARE)
   Scudder Government Securities Portfolio                                       9/3/87       6.72     5.47      5.38      6.22
   Scudder High Income Portfolio (formerly Scudder High
      Yield Portfolio)                                                           4/6/82      -1.54    -1.87      4.13      8.55
   Scudder Small Cap Growth Portfolio                                            5/2/94     -34.32    -8.75       N/A      4.00
   SVS Dreman High Return Equity Portfolio                                       5/4/98     -19.07      N/A       N/A     -1.36
WM VARIABLE TRUST (CLASS 2 SHARES)(8)
   WM Equity Income Fund                                                        4/28/98     -13.77      N/A       N/A      1.89
   WM Mid Cap Stock Fund                                                         5/1/00     -11.66      N/A       N/A      4.83
   WM Small Cap Stock Fund                                                      1/12/94     -47.98    -6.71       N/A      1.45

                                     TABLE 2


      ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2002(1)
                         SURRENDER CHARGES NOT DEDUCTED
               (ASSUMES CONTRACT IS NOT SURRENDERED OR ANNUITIZED)


                         AVERAGE ANNUAL TOTAL RETURN(2)
                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Portfolio    1 Year   5 Year   10 Year     Life of
PORTFOLIO                                                                      Start Date    (%)      (%)       (%)    Portfolio (%)
------------------------------------------------------------------------------------------------------------------------------------
WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS
  WM SAM Balanced Portfolio                                                     11/5/01     -10.22      N/A       N/A     -0.08
  WM SAM Conservative Balanced Portfolio                                        11/5/01      -3.89      N/A       N/A     -0.03
  WM SAM Conservative Growth Portfolio                                          11/5/01     -16.88      N/A       N/A     -0.14
  WM SAM Flexible Income Portfolio                                              11/5/01       0.51      N/A       N/A      0.01
  WM SAM Strategic Growth Portfolio                                             11/5/01     -21.73      N/A       N/A     -0.18


       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2002 (1) WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED RETIREMENT INCOME
                                     BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)


------------------------------------------------------------------------------------------------------------------------------------
                                                                              Portfolio    1 Year   5 Year   10 Year    Life of
PORTFOLIO                                                                     Start Date    (%)      (%)       (%)    Portfolio (%)
-----------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
   Calvert Social Small Cap Growth Portfolio                                   3/15/95     -23.72    -1.07      N/A        2.43
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES) (3)
   Developing Leaders Portfolio (formerly Small Cap Portfolio)                 8/31/90     -20.53    -1.31    10.60       22.26
   Quality Bond Portfolio                                                      8/31/90       5.89     4.35     5.41        6.32
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE
CLASS SHARES)(3)                                                               10/7/93     -30.22    -5.51      N/A        5.20
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE CLASS SHARES)(4)
   Fidelity VIP Growth Portfolio                                               10/9/86     -31.26    -1.95     6.71        8.65
   Fidelity VIP Index 500 Portfolio                                            8/27/92     -23.50    -2.62     7.20        7.53
   Fidelity VIP Mid Cap Portfolio                                             12/28/98     -11.24      N/A      N/A       13.84
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)(5)
   Franklin Small Cap Fund                                                     11/1/95     -29.77    -1.52      N/A        4.63
   Templeton Developing Markets Securities Fund                                 3/4/96      -1.63    -6.88      N/A      -10.96
   Templeton Global Asset Allocation Fund                                      8/24/88      -5.81     0.76     6.97        7.12
GOLDMAN SACHS VARIABLE INSURANCE TRUST
   Goldman Sachs Capital Growth Fund                                           4/30/98     -25.48      N/A      N/A       -4.66
   Goldman Sachs CORE(SM) Small Cap Equity Fund                                2/13/98     -16.24      N/A      N/A       -2.23
   Goldman Sachs Mid Cap Value Fund                                             5/1/98      -6.11      N/A      N/A        2.38

       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2002 (1) WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED RETIREMENT INCOME
                                     BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)


----------------------------------------------------------------------------------------------------------------------------
                                                                       Portfolio    1 Year   5 Year   10 Year    Life of
PORTFOLIO                                                              Start Date    (%)      (%)       (%)    Portfolio (%)
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
   Janus Aspen Balanced Portfolio (Service Shares) (6)                  9/13/93      -8.06     6.33      N/A       9.93
   Janus Aspen Capital Appreciation Portfolio (Institutional Shares)     5/1/97     -16.94     5.78      N/A       9.35
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)
      (formerly Janus Aspen Aggressive Growth Portfolio) (6)            9/13/93     -29.21    -3.79      N/A       5.38
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
   PIMCO Foreign Bond Portfolio                                         2/16/99       6.59      N/A      N/A       4.40
   PIMCO Low Duration Portfolio                                         2/16/99       5.48      N/A      N/A       4.78
SCUDDER VARIABLE SERIES I (CLASS A SHARES)
   Scudder Bond Portfolio                                               7/16/85       6.07     4.28     4.97       6.17
   Scudder Global Discovery Portfolio                                    5/1/96     -21.09     0.49      N/A       2.58
   Scudder Growth and Income Portfolio                                   5/2/94     -24.29    -6.82      N/A       4.51
   Scudder International Portfolio                                       5/1/87     -19.59    -5.58     2.85       3.62
   Scudder Money Market Portfolio (7)                                   7/16/85      -0.01     2.82     2.86       3.71
SCUDDER VARIABLE SERIES II (CLASS A SHARES)
   Scudder Government Securities Portfolio                               9/3/87       6.46     5.21     5.12       5.96
   Scudder High Income Portfolio (formerly Scudder High
      Yield Portfolio)                                                   4/6/82      -1.78    -2.11     3.88       8.29
   Scudder Small Cap Growth Portfolio                                    5/2/94     -34.48    -8.98      N/A       3.75
   SVS Dreman High Return Equity Portfolio                               5/4/98     -19.27      N/A      N/A      -1.61
WM VARIABLE TRUST (CLASS 2 SHARES) (8)
   WM Equity Income Fund                                                4/28/98     -13.98      N/A      N/A       1.63
   WM Mid Cap Stock Fund                                                 5/1/00     -11.88      N/A      N/A       4.57
   WM Small Cap Stock Fund                                              1/12/94     -48.11    -6.95      N/A       1.19
WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS
  WM SAM Balanced Portfolio                                             11/5/01     -10.45      N/A      N/A      -0.08
  WM SAM Conservative Balanced Portfolio                                11/5/01      -4.14      N/A      N/A      -0.03
  WM SAM Conservative Growth Portfolio                                  11/5/01     -17.09      N/A      N/A      -0.14
  WM SAM Flexible Income Portfolio                                      11/5/01       0.25      N/A      N/A       0.00
  WM SAM Strategic Growth Portfolio                                     11/5/01     -21.93      N/A      N/A      -0.19


       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2002 (1) WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED RETIREMENT INCOME
                                    BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)


------------------------------------------------------------------------------------------------------------------------------------
                                                                              Portfolio    1 Year   5 Year   10 Year     Life of
PORTFOLIO                                                                     Start Date    (%)      (%)       (%)     Portfolio (%)
-----------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
   Calvert Social Small Cap Growth Portfolio                                  3/15/95      -23.91    -1.32      N/A       2.17
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)(3)
   Developing Leaders Portfolio (formerly Small Cap Portfolio)                8/31/90      -20.72    -1.56    10.32      21.95
   Quality Bond Portfolio                                                     8/31/90        5.63     4.08     5.15       6.05
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE
CLASS SHARES)(3)                                                              10/7/93      -30.39    -5.75      N/A       4.94
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE CLASS SHARES)(4)
   Fidelity VIP Growth Portfolio                                              10/9/86      -31.43    -2.20     6.44       8.37
   Fidelity VIP Index 500 Portfolio                                           8/27/92      -23.69    -2.87     6.93       7.25
   Fidelity VIP Mid Cap Portfolio                                            12/28/98      -11.46      N/A      N/A      13.55
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)(5)
   Franklin Small Cap Fund                                                    11/1/95      -29.94    -1.76      N/A       4.36
   Templeton Developing Markets Securities Fund                                3/4/96       -1.87    -7.11      N/A     -11.18
   Templeton Global Asset Allocation Fund                                     8/24/88       -6.04     0.51     6.69       6.85

       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2002 (1) WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED RETIREMENT INCOME
                                    BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)


-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Portfolio      1 Year    5 Year   10 Year      Life of
PORTFOLIO                                                                  Start Date       (%)       (%)      (%)     Portfolio (%)
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
   Goldman Sachs Capital Growth Fund                                         4/30/98      -25.66       N/A       N/A       -4.90
   Goldman Sachs CORE(SM) Small Cap Equity Fund                              2/13/98      -16.45       N/A       N/A       -2.47
   Goldman Sachs Mid Cap Value Fund                                           5/1/98       -6.34       N/A       N/A        2.12
JANUS ASPEN SERIES
   Janus Aspen Balanced Portfolio (Service Shares) (6)                       9/13/93       -8.29      6.07       N/A        9.65
   Janus Aspen Capital Appreciation Portfolio (Institutional Shares)          5/1/97      -17.14      5.52       N/A        9.08
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)
      (formerly Janus Aspen Aggressive Growth Portfolio) (6)                 9/13/93      -29.39     -4.04       N/A        5.11
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
   PIMCO Foreign Bond Portfolio                                              2/16/99        6.33       N/A       N/A        4.14
   PIMCO Low Duration Portfolio                                              2/16/99        5.22       N/A       N/A        4.52
SCUDDER VARIABLE SERIES I
   Scudder Bond Portfolio                                                    7/16/85        5.81      4.03      4.71        5.91
   Scudder Global Discovery Portfolio                                         5/1/96      -21.29      0.24       N/A        2.32
   Scudder Growth and Income Portfolio                                        5/2/94      -24.48     -7.05       N/A        4.25
   Scudder International Portfolio                                            5/1/87      -19.79     -5.81      2.60        3.36
   Scudder Money Market Portfolio (7)                                        7/16/85       -0.26      2.57      2.61        3.45
SCUDDER VARIABLE SERIES II (CLASS A SHARES)
   Scudder Government Securities Portfolio                                    9/3/87        6.20      4.95      4.86        5.70
   Scudder High Income Portfolio (formerly Scudder High Yield Portfolio)      4/6/82       -2.02     -2.36      3.62        8.02
   Scudder Small Cap Growth Portfolio                                         5/2/94      -34.65     -9.20       N/A        3.49
   SVS Dreman High Return Equity Portfolio                                    5/4/98      -19.47       N/A       N/A       -1.85
WM VARIABLE TRUST (CLASS 2 SHARES) (8)
   WM Equity Income Fund                                                     4/28/98      -14.19       N/A       N/A        1.38
   WM Mid Cap Stock Fund                                                      5/1/00      -12.09       N/A       N/A        4.31
   WM Small Cap Stock Fund                                                   1/12/94      -48.24     -7.18       N/A        0.94
WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS
  WM SAM Balanced Portfolio                                                  11/5/01      -10.67       N/A       N/A       -0.09
  WM SAM Conservative Balanced Portfolio                                     11/5/01       -4.38       N/A       N/A       -0.03
  WM SAM Conservative Growth Portfolio                                       11/5/01      -17.30       N/A       N/A       -0.15
  WM SAM Flexible Income Portfolio                                           11/5/01        0.00       N/A       N/A        0.00
  WM SAM Strategic Growth Portfolio                                          11/5/01      -22.12       N/A       N/A       -0.19


(1) Total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results; (2) assume an initial hypothetical investment of $1,000 as required by the SEC for the standardized returns; (3) reflects the deduction of either 1.15% (for the Standard Death Benefit), 1.40% (for the election of either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit), or 1.65% (for the election of both Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) in annual variable account charges and a $30 records maintenance charge, and (4) the applicable Surrender Charge. The impact of the records maintenance charge on investment returns will vary depending on the size of the Contract and is reflected as an annual charge of 0.10% of subaccount assets based on an assumed average investment of $30,080 in the Contract. The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the purchase payments.


(2) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Otherwise, total returns would have been lower.


(3) The performance of the Dreyfus VIF portfolios and the Dreyfus Socially Responsible Growth Fund, Inc. reflects the performance of each portfolio's Service Class Shares (12b-1 fees of 0.25% deducted) from their inception (12/31/00) until 12/31/02, and the performances of the Initial Class shares of each portfolio from their inception (8/31/90, 8/31/90, and 10/7/93, respectively) until 12/31/00, adjusted to deduct the 12b-1 fee of 0.25%.

(4) The performance of the Fidelity VIP portfolios reflects the performance of each portfolio's Service Class shares (12b-1 fee of 0.10% deducted) from their inception (11/3/97, 7/7/00, and 12/28/98, respectively) until 12/31/02, and the performance of the Initial Class of shares from their inception (10/9/86, 8/27/92, and 12/28/98, respectively) until the inception of the Service Class shares, adjusted to deduct the 12b-1 fee of 0.10%.

(5) The performance of the Franklin Templeton VIP Funds reflects the performance of each portfolio's Class 2 shares (12b-1 fee of 0.25% deducted) from their inception (11/6/99, 5/1/97, and 5/1/97, respectively) until 12/31/02, and the performance of Class 1 shares from their inception (11/1/95, 8/24/88, and 3/4/96, respectively) until the inception of Class 2 shares, adjusted to deduct the 12b-1 fee of 0.25%.

(6) The performance of the Janus Aspen Mid Cap Growth Portfolio (formerly Janus Aggressive Growth Portfolio) and the Janus Balanced Portfolio reflects the performance of each portfolio's Service Shares (12b-1 fees of 0.25% deducted) from their inception (12/31/99) until 12/31/02, and the performance of the Institutional Shares of each portfolio from their inception (9/13/93) until 12/31/99, adjusted to deduct the 12b-1 fees of 0.25%


(7) An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Portfolio than its total return.


(8) The performance of the WM Variable Trust Funds reflects the performance of each Fund's Class 2 Shares (12b-1 fee of 0.25% deducted) from their inception (5/01/01) until 12/31/02, and the performance of Class 1 shares from their inception (4/28/98, 5/1/00 and 1/12/94, respectively) until 5/1/01, adjusted to deduct the 12b-1 fee of 0.25%.


                              NET INVESTMENT FACTOR

         The net investment factor is an index that measures the investment performance of a subaccount from one valuation day to the next. Each subaccount has its own net investment factor, which may be greater or less than one. The net investment factor for each subaccount equals the fraction obtained by dividing (X) by (Y) minus (Z) where:

         (X)      is the net result of:

                  1. the net asset value per portfolio share held in the subaccount at the end of the current valuation day; plus

                  2. the per share amount of any dividend or capital gain distribution on portfolio shares held in the subaccount during the current valuation day; less

                  3. the per share amount of any capital loss, realized or unrealized, on portfolio shares held in the subaccount during the current valuation day.

         (Y) equals the net asset value per portfolio share held in the subaccount as of the end of the immediately preceding valuation day.

         (Z) equals charges and fees deducted from the subaccount. These consist of:

                  1. the percentage charge for mortality and expense risk on that valuation day;

                  2. the percentage charge for administrative costs on that valuation day; and

                  3. the percentage charge for any other charges, fees and expenses for riders, endorsements, or supplemental benefits attached to your Contract, including the Guaranteed Minimum Death Benefit Rider and the Guaranteed Retirement Income Benefit Rider.

                         CONDENSED FINANCIAL INFORMATION

         The following tables of condensed financial information show accumulation unit values corresponding to the middle level of Variable Account Annual Expenses (1.40%) for each subaccount for the period since the subaccount started operation. An accumulation unit value is the unit we use to calculate the value of your interest in a subaccount. Tables for other sets of accumulation unit values that reflect the highest and lowest levels of the Variable Account Annual Expenses available under the Contract are found in Appendix A to the prospectus. The accumulation unit value does not reflect the deduction of charges such as the Record Maintenance Charge that we subtract from your Contract Value by redeeming units. The data used in the table is obtained from the audited financial statement of the variable account that can be found in this SAI.

  ONE OPTIONAL BENEFIT ELECTED (EITHER THE GUARANTEED MINIMUM DEATH BENEFIT OR
                    THE GUARANTEED RETIREMENT INCOME BENEFIT)
 (Total Variable Account Annual Charges of 1.40% of the daily net assets of the subaccount)

    Calvert Variable Series, Inc.: Calvert Social Small Cap Growth Portfolio

             Accumulation unit value at the   Accumulation unit value at the end       Number of accumulation units
                beginning of the period                   of the year                 outstanding at the end of the year
------------------------------------------------------------------------------------------------------------------------
2002                    10.76                                 8.22                                 17,014
2001*                   10.14                                10.76                                  1,192

* Inception date of the subaccount was 5/1/01.

 Dreyfus Variable Investment Fund: Developing Leaders Portfolio (formerly Small
                      Cap Portfolio) (Service Class Shares)

             Accumulation unit value at the   Accumulation unit value at the end       Number of accumulation units
                beginning of the period                   of the year                 outstanding at the end of the year
------------------------------------------------------------------------------------------------------------------------
2002                    9.67                                  7.70                                 75,947
2001*                  10.05                                  9.67                                 18,825

* Inception date of the subaccount was 5/1/01.

 Dreyfus Variable Investment Fund: Quality Bond Portfolio (Service Class Shares)

             Accumulation unit value at the   Accumulation unit value at the end       Number of accumulation units
                beginning of the period                   of the year                 outstanding at the end of the year
------------------------------------------------------------------------------------------------------------------------
2002                    10.20                                10.81                                 66,485
2001*                   10.03                                10.20                                 34,711

* Inception date of the subaccount was 5/1/01.

    The Dreyfus Socially Responsible Growth Fund, Inc. (Service Class Shares)

             Accumulation unit value at the   Accumulation unit value at the end       Number of accumulation units
                beginning of the period                   of the year                 outstanding at the end of the year
------------------------------------------------------------------------------------------------------------------------
2002                     8.43                                 5.89                                  1,079
2001*                   10.16                                 8.43                                    386

* Inception date of the subaccount was 5/1/01.

     Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP Growth
                        Portfolio (Service Class Shares)

             Accumulation unit value at the   Accumulation unit value at the end       Number of accumulation units
                beginning of the period                   of the year                 outstanding at the end of the year
------------------------------------------------------------------------------------------------------------------------
2002                     8.82                                 6.07                                248,351
2001*                   10.15                                 8.82                                 53,564

* Inception date of the subaccount was 5/1/01.

    Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP Index 500
                        Portfolio (Service Class Shares)

             Accumulation unit value at the   Accumulation unit value at the end       Number of accumulation units
                beginning of the period                   of the year                 outstanding at the end of the year
------------------------------------------------------------------------------------------------------------------------
2002                     9.17                                 7.03                                191,812
2001*                   10.13                                 9.17                                 50,245

* Inception date of the subaccount was 5/1/01.

     Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP Mid Cap
                        Portfolio (Service Class Shares)

             Accumulation unit value at the   Accumulation unit value at the end       Number of accumulation units
                beginning of the period                   of the year                 outstanding at the end of the year
------------------------------------------------------------------------------------------------------------------------
2002                    10.33                                 9.18                                 68,318
2001*                   10.04                                10.33                                 17,855

* Inception date of the subaccount was 5/1/01.

 Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund
                                (Class 2 Shares)

             Accumulation unit value at the   Accumulation unit value at the end       Number of accumulation units
                beginning of the period                   of the year                 outstanding at the end of the year
------------------------------------------------------------------------------------------------------------------------
2002                     9.39                                 6.60                                 38,755
2001*                   10.11                                 9.39                                  9,415

* Inception date of the subaccount was 5/1/01.

   Franklin Templeton Variable Insurance Products Trust: Templeton Developing
                    Markets Securities Fund (Class 2 Shares)

             Accumulation unit value at the   Accumulation unit value at the end       Number of accumulation units
                beginning of the period                   of the year                 outstanding at the end of the year
------------------------------------------------------------------------------------------------------------------------
2002                     6.28                                 6.19                                  7,779
2001                     6.93                                 6.28                                  7,945
2000*                    8.30                                 6.93                                  8,991

* Inception date of the subaccount was 8/4/00.

 Franklin Templeton Variable Insurance Products Trust: Templeton Global Asset
                                Allocation Fund
            (Formerly Templeton Asset Strategy Fund) (Class 2 Shares)

             Accumulation unit value at the   Accumulation unit value at the end       Number of accumulation units
                beginning of the period                   of the year                 outstanding at the end of the year
------------------------------------------------------------------------------------------------------------------------
2002                     9.19                                 8.66                                  6,158
2001*                   10.08                                 9.19                                  1,126

* Inception date of the subaccount was 5/1/01.

    Goldman Sachs Variable Insurance Trust: Goldman Sachs Capital Growth Fund

             Accumulation unit value at the   Accumulation unit value at the end       Number of accumulation units
                beginning of the period                   of the year                 outstanding at the end of the year
------------------------------------------------------------------------------------------------------------------------
2002                     8.95                                 6.68                                194,438
2001*                   10.15                                 8.95                                 43,753

* Inception date of the subaccount was 5/1/01.

 Goldman Sachs Variable Insurance Trust: Goldman Sachs CORE(sm) Small Cap Equity
                                      Fund

             Accumulation unit value at the   Accumulation unit value at the end       Number of accumulation units
                beginning of the period                   of the year                 outstanding at the end of the year
------------------------------------------------------------------------------------------------------------------------
2002                    10.24                                 8.59                                    831
2001*                   10.08                                10.24                                    167

* Inception date of the subaccount was 5/1/01.

    Goldman Sachs Variable Insurance Trust: Goldman Sachs Mid Cap Value Fund

             Accumulation unit value at the   Accumulation unit value at the end       Number of accumulation units
                beginning of the period                   of the year                 outstanding at the end of the year
------------------------------------------------------------------------------------------------------------------------
2002                    10.64                                10.00                                111,889
2001*                   10.03                                10.64                                 35,761

* Inception date of the subaccount was 5/1/01.

       Janus Aspen Series: Janus Aspen Balanced Portfolio (Service Shares)

             Accumulation unit value at the   Accumulation unit value at the end       Number of accumulation units
                beginning of the period                   of the year                 outstanding at the end of the year
------------------------------------------------------------------------------------------------------------------------
2002                     9.66                                 8.89                                 44,325
2001*                   10.07                                 9.66                                  2,794

* Inception date of the subaccount was 5/1/01.

 Janus Aspen Series: Janus Aspen Capital Appreciation Portfolio (Institutional
                                    Shares)

             Accumulation unit value at the   Accumulation unit value at the end       Number of accumulation units
                beginning of the period                   of the year                 outstanding at the end of the year
------------------------------------------------------------------------------------------------------------------------
2002                     5.28                                 4.39                                796,464
2001                     6.84                                 5.28                                619,380
2000*                    9.30                                 6.84                                175,932

* Inception date of the subaccount was 4/7/00.

 Janus Aspen Series: Janus Aspen Mid Cap Growth Portfolio (Service Shares)
               (formerly Janus Aspen Aggressive Growth Portfolio)

             Accumulation unit value at the   Accumulation unit value at the end       Number of accumulation units
                beginning of the period                   of the year                 outstanding at the end of the year
------------------------------------------------------------------------------------------------------------------------
2002                     7.70                                 5.46                                 31,886
2001*                   10.01                                 7.70                                 23,490

* Inception date of the subaccount was 5/1/01.

 PIMCO Variable Insurance Trust: PIMCO Foreign Bond Portfolio (Administrative
                                 Class Shares)

             Accumulation unit value at the   Accumulation unit value at the end       Number of accumulation units
                beginning of the period                   of the year                 outstanding at the end of the year
------------------------------------------------------------------------------------------------------------------------
2002                    11.18                                11.93                                 79,168
2001                    10.53                                11.18                                 34,929
2000*                   10.13                                10.53                                  1,720

* Inception date of the subaccount was 6/7/00.

          PIMCO Variable Insurance Trust: PIMCO Low Duration Portfolio (formerly PIMCO Low Duration Bond Portfolio) (Administrative Class Shares)

             Accumulation unit value at the   Accumulation unit value at the end       Number of accumulation units
                beginning of the period                   of the year                 outstanding at the end of the year
------------------------------------------------------------------------------------------------------------------------
2002                    11.18                                11.80                                194,773
2001                    10.53                                11.18                                112,293
2000*                    9.98                                10.53                                  8,053

* Inception date of the subaccount was 5/15/00.

       Scudder Variable Series I: Scudder Bond Portfolio (Class A Shares)

             Accumulation unit value at the   Accumulation unit value at the end       Number of accumulation units
                beginning of the period                   of the year                 outstanding at the end of the year
------------------------------------------------------------------------------------------------------------------------
2002                    11.23                                11.93                                154,887
2001                    10.77                                11.23                                112,382
2000*                    9.86                                10.77                                 11,600

* Inception date of the subaccount was 5/15/00.

 Scudder Variable Series I: Scudder Global Discovery Portfolio (Class A Shares)

             Accumulation unit value at the   Accumulation unit value at the end       Number of accumulation units
                beginning of the period                   of the year                 outstanding at the end of the year
------------------------------------------------------------------------------------------------------------------------
2002                     8.43                                 6.66                                 83,497
2001*                   10.03                                 8.43                                 18,661

* Inception date of the subaccount was 5/1/01.

 Scudder Variable Series I: Scudder Growth and Income Portfolio (Class A Shares)

             Accumulation unit value at the   Accumulation unit value at the end       Number of accumulation units
                beginning of the period                   of the year                 outstanding at the end of the year
------------------------------------------------------------------------------------------------------------------------
2002                     8.22                                 6.23                                234,880
2001                     9.39                                 8.22                                243,408
2000*                    9.98                                 9.39                                 65,137

* Inception date of the subaccount was 4/7/00.

   Scudder Variable Series I: Scudder International Portfolio (Class A Shares)

             Accumulation unit value at the   Accumulation unit value at the end       Number of accumulation units
                beginning of the period                   of the year                 outstanding at the end of the year
------------------------------------------------------------------------------------------------------------------------
2002                     5.37                                 4.32                                319,487
2001                     7.87                                 5.37                                130,622
2000*                    9.72                                 7.87                                 18,493

* Inception date of the subaccount was 4/7/00.

   Scudder Variable Series I: Scudder Money Market Portfolio (Class A Shares)

             Accumulation unit value at the   Accumulation unit value at the end       Number of accumulation units
                beginning of the period                   of the year                 outstanding at the end of the year
------------------------------------------------------------------------------------------------------------------------
2002                    10.63                                10.64                                 46,643
2001                    10.38                                10.63                                 19,140
2000*                   10.09                                10.38                                  5,925

* Inception date of the subaccount was 6/7/00.

 Scudder Variable Series II: Scudder Government Securities Portfolio (Class A
                                    Shares)

             Accumulation unit value at the   Accumulation unit value at the end       Number of accumulation units
                beginning of the period                   of the year                 outstanding at the end of the year
------------------------------------------------------------------------------------------------------------------------
2002                    11.47                                12.22                                199,213
2001                    10.82                                11.47                                144,984
2000*                   10.12                                10.82                                 12,478

* Inception date of the subaccount was 4/7/00.

Scudder Variable Series II: Scudder High Income Portfolio (formerly Scudder High
                        Yield Portfolio) (Class A Shares)

             Accumulation unit value at the   Accumulation unit value at the end       Number of accumulation units
                beginning of the period                   of the year                 outstanding at the end of the year
------------------------------------------------------------------------------------------------------------------------
2002                     9.20                                 9.05                                 98,458
2001                     9.09                                 9.20                                 27,721
2000*                    9.77                                 9.09                                  1,892

* Inception date of the subaccount was 6/7/00.

 Scudder Variable Series II: Scudder Small Cap Growth Portfolio (Class A Shares)

             Accumulation unit value at the   Accumulation unit value at the end       Number of accumulation units
                beginning of the period                   of the year                 outstanding at the end of the year
------------------------------------------------------------------------------------------------------------------------
2002                     4.54                                 2.98                                 56,979
2001                     6.47                                 4.54                                 50,573
2000*                    8.79                                 6.47                                 25,641

* Inception date of the subaccount was 4/7/00.

  Scudder Variable Series II: SVS Dreman High Return Equity Portfolio (Class A
                                     Shares)

             Accumulation unit value at the   Accumulation unit value at the end       Number of accumulation units
                beginning of the period                   of the year                 outstanding at the end of the year
------------------------------------------------------------------------------------------------------------------------
2002                    13.53                                10.94                                352,045
2001                    13.49                                13.53                                176,153
2000*                   10.41                                13.49                                 34,696

* Inception date of the subaccount was 4/7/00.

            WM Variable Trust: WM Equity Income Fund (Class 2 Shares)

             Accumulation unit value at the   Accumulation unit value at the end       Number of accumulation units
                beginning of the period                   of the year                 outstanding at the end of the year
------------------------------------------------------------------------------------------------------------------------
2002                    10.24                                 8.82                                 59,632
2001*                   10.05                                10.24                                  7,672

* Inception date of the subaccount was 5/1/01.

            WM Variable Trust: WM Mid Cap Stock Fund (Class 2 Shares)

             Accumulation unit value at the   Accumulation unit value at the end       Number of accumulation units
                beginning of the period                   of the year                 outstanding at the end of the year
------------------------------------------------------------------------------------------------------------------------
2002                    10.54                                 9.30                                 49,232
2001*                   10.07                                10.54                                 19,753

* Inception date of the subaccount was 5/1/01.

           WM Variable Trust: WM Small Cap Stock Fund (Class 2 Shares)

             Accumulation unit value at the   Accumulation unit value at the end       Number of accumulation units
                beginning of the period                   of the year                 outstanding at the end of the year
------------------------------------------------------------------------------------------------------------------------
2002                     9.61                                 5.00                                 51,022
2001*                   10.17                                 9.61                                 11,224

* Inception date of the subaccount was 5/1/01.

 WM Variable Trust: WM SAM Balanced Portfolio (Class 2 Shares) (Strategic Asset
                          Management (SAM) Portfolios)

             Accumulation unit value at the   Accumulation unit value at the end       Number of accumulation units
                beginning of the period                   of the year                 outstanding at the end of the year
------------------------------------------------------------------------------------------------------------------------
2002*                    9.84                                10.05                                 29,117

* Inception date of the subaccount was 9/3/02.

   WM Variable Trust: WM SAM Conservative Balanced Portfolio (Class 2 Shares)
                  (Strategic Asset Management (SAM) Portfolios)

             Accumulation unit value at the   Accumulation unit value at the end       Number of accumulation units
                beginning of the period                   of the year                 outstanding at the end of the year
------------------------------------------------------------------------------------------------------------------------
2002*                    9.90                                10.15                                    435

* Inception date of the subaccount was 9/3/02.

    WM Variable Trust: WM SAM Conservative Growth Portfolio (Class 2 Shares)
                  (Strategic Asset Management (SAM) Portfolios)

             Accumulation unit value at the   Accumulation unit value at the end       Number of accumulation units
                beginning of the period                   of the year                 outstanding at the end of the year
------------------------------------------------------------------------------------------------------------------------
2002*                    9.75                                 9.92                                 15,242

* Inception date of the subaccount was 9/3/02.

WM Variable Trust: WM SAM Flexible Income Portfolio (Class 2 Shares) (Strategic
                       Asset Management (SAM) Portfolios)

             Accumulation unit value at the   Accumulation unit value at the end       Number of accumulation units
                beginning of the period                   of the year                 outstanding at the end of the year
------------------------------------------------------------------------------------------------------------------------
2002*                    9.97                                10.24                                  3,059

* Inception date of the subaccount was 9/3/02.

      WM Variable Trust: WM SAM Strategic Growth Portfolio (Class 2 Shares)
                  (Strategic Asset Management (SAM) Portfolios)

             Accumulation unit value at the   Accumulation unit value at the end       Number of accumulation units
                beginning of the period                   of the year                 outstanding at the end of the year
------------------------------------------------------------------------------------------------------------------------
2002*                    9.68                                 9.83                                  3,532

* Inception date of the subaccount was 9/3/02.


                ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

         In the event of any substitution or change of the underlying portfolios, we may (by appropriate endorsement, if necessary) change the Contract to reflect the substitution or change. If we consider it to be in the best interest of Owners and Annuitants, and subject to any approvals that may be required under applicable law, the variable account may be operated as a management investment company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, it may be combined with other of our variable accounts, or the assets may be transferred to another variable account. In addition, we may, when permitted by law, restrict or eliminate any voting rights you have under the Contracts.

                          RESOLVING MATERIAL CONFLICTS

         The funds currently sell shares to registered separate accounts of insurance companies other than us to support other variable annuity contracts and variable life insurance contracts. In addition, our other separate accounts and separate accounts of other affiliated life insurance companies may purchase some of the funds to support other variable annuity or variable life insurance contracts. Moreover, qualified retirement plans may purchase shares of some of the funds. As a result, there is a possibility that an irreconcilable material conflict may arise between your interests as a Contract owner and the interests of persons owning other contracts investing in the same funds. There is also the possibility that a material conflict may arise between the interests of owners generally, or certain classes of owners, and participating qualified retirement plans or participants in such retirement plans.

         We currently do not foresee any disadvantages to you that would arise from the sale of fund shares to support variable life insurance contracts or variable annuity contracts of other companies or to qualified retirement plans. However, the management of each fund will monitor events related to its fund in order to identify any material irreconcilable conflicts that might possibly arise as a result of such fund offering its shares to support both variable life insurance contracts and variable annuity contracts, or support the variable life insurance contracts and/or variable annuity contracts issued by various affiliated and unaffiliated insurance companies. In addition, the management of the funds will monitor the funds in order to identify any material irreconcilable conflicts that might possibly arise as a result of the sale of its shares to qualified retirement plans, if applicable.

         In the event of such a conflict, the management of the appropriate fund would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that the response of the funds to any such conflict does not sufficiently protect you, then we will take our own appropriate action, including withdrawing the variable account's investment in such funds, as appropriate.

                                  VOTING RIGHTS

         We determine the number of votes you may cast by dividing your Contract Value in a subaccount by the net asset value per share of the portfolio in which that subaccount invests. We determine the number of votes available to you as of the same date that the fund establishes for determining shareholders eligible to vote at the relevant meeting of the portfolio's shareholders. We will solicit voting instructions by sending you written materials before the fund's meeting in accordance with the fund's procedures.

                     SAFEKEEPING OF VARIABLE ACCOUNT ASSETS


         We hold the title to the assets of the variable account. The assets are kept physically segregated and held separate and apart from our general account assets and from the assets in any other separate account. We maintain records of all purchases and redemptions of portfolio shares held by each of the subaccounts. Additional protection for the assets of the variable account is provided by a blanket fidelity bond issued by Federal Insurance Company to Farmers Group, Inc., providing aggregate coverage of $30,000,000 (subject to a $1,000,000 deductible) for all officers and employees of Farmers Group, Inc.


                          DISTRIBUTION OF THE CONTRACTS

         We have entered into a distribution agreement with Farmers Financial Solutions, LLC ("FFS") for the distribution and sale of the Contracts. Pursuant to this agreement, FFS serves as principal underwriter for the Contracts. FFS, a Nevada limited liability company organized in 2000, is affiliated with Farmers through Farmers' parent which provides management-related services to the parent companies of FFS. FFS is located at 2423 Galena Avenue, Simi Valley, California 93065. FFS is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the "1934 Act"), as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

         FFS offers the Contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about FFS and its registered persons is available at http://www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with FFS are also licensed as insurance agents in the states in which they do business and are appointed with Farmers.

         We pay sales commissions to FFS for the sale of the Contracts by its registered persons. Sales commissions may vary, but are expected not to exceed 7.0% of premium payments. We pay compensation either as a percentage of premium payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or in some cases, a combination of both. We may pay lower compensation on sales to owners at older ages.

         FFS may enter into selling agreements with other broker-dealers registered under the 1934 Act to sell the Contracts. Under these agreements, the commissions paid to broker-dealers will not exceed those described above.

         Because registered persons of FFS who sell the Contracts are also agents of Farmers, they are eligible for various cash benefits, such as production incentive bonuses, insurance benefits, and expense allowances, and non-cash compensation programs that Farmers offers to its agents, such as conferences, trips, prizes, and awards. FFS and its managers may also sponsor incentive programs for registered persons. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.


         We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contract owners or the variable account. FFS received payments from the variable account totaling $3,777,099.37 in 2002, $2,417,908.35 in 2001 and $383,021.91 in 2000.
Investment Brokerage Services, Inc. ("IBS"), the principal underwriter for the Contracts from inception of the Variable Account through September 11, 2000, received payments from the variable account totaling $75,669.22 during that period.


         We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering at any time.

                                  LEGAL MATTERS

         M. Douglas Close, Vice President and General Counsel, Farmers New World Life Insurance Company, has passed upon all matters relating to Washington law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue the Contracts. Sutherland Asbill & Brennan LLP of Washington, DC has provided advice on certain matters relating to the federal securities laws.

                                     EXPERTS


         The financial statements as of December 31, 2002 and 2001 and for each of the two years in the periods ended December 31, 2002 included in this Statement of Additional Information in the Registration Statement have been audited by PricewaterhouseCoopers LLP, independent accountants, 1420 Fifth Avenue, Suite 1900, Seattle, Washington 98101, whose reports thereon appear herein. Such financial statements have been so included in reliance on the reports of such independent accountants given on the authority of such firms as experts in auditing and accounting.


         The financial statements for the year ended December 31, 2000 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, 700 Fifth Avenue, Suite 4500, Seattle, Washington, 98104-5044, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                                OTHER INFORMATION

         We have filed a registration statement with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. The Statement of Additional Information does not include all of the information set forth in the registration statement, amendments and exhibits. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS


         The audited balance sheets of Farmers New World Life Insurance Company as of December 31, 2002 and 2001, and the related statements of income, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2002, as well as the Report of Independent Accountants, are contained herein. Our financial statements should be considered only as bearing on our ability to meet our obligations under the Policies.

         The audited financial statements for the Farmers Annuity Separate Account A as of December 31, 2002, and for the periods ended December 31, 2002 and 2001, as well as the Reports of Independent Accountants, are contained herein.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
REPORT ON AUDITS OF FINANCIAL STATEMENTS
DECEMBER 31, 2002

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of
Farmers New World Life Insurance Company and the
Contractholders of Farmers Annuity Separate Account A


In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the portfolios constituting the Farmers Annuity Separate Account A of Farmers New World Life Insurance Company (the "Separate Account") (comprised of the Social Small Cap Growth Portfolio of the Calvert Variable Series, Inc., the Developing Leaders and Quality Bond Portfolios of the Dreyfus Variable Investment Fund - Service Class Shares, the Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Shares, the Growth, Index 500, and the Mid Cap Portfolios of the Fidelity Variable Insurance Products Funds VIP - Service Class Shares, the Small Cap, Global Asset Allocation, and the Developing Markets Securities Funds of the Franklin Templeton Variable Insurance Products Trust - Class 2 Shares, the Capital Growth, CORE Small Cap Equity, and the Mid Cap Value Funds of the Goldman Sachs Variable Insurance Trust, the Mid Cap Growth Portfolio - Service Shares, the Balanced Portfolio - Service Shares and the Capital Appreciation Portfolio - Institutional Shares of the Janus Aspen Series, the Foreign Bond and the Low Duration Portfolios of the PIMCO Variable Insurance Trust - Administrative Class Shares, the Bond, the Global Discovery, the Growth and Income, the International and the Money Market Portfolios of the Scudder Variable Series I - Class A Shares, the Government Securities, the High Income, the Small Cap Growth and the Dreman High Return Equity Portfolios of the Scudder Variable Series II - Class A Shares, the Equity Income, the Mid Cap Stock and the Small Cap Stock Funds of the WM Variable Trust - Class 2 Shares, and the Balanced, the Conservative Balanced, the Conservative Growth, the Flexible Income and the Strategic Growth Portfolios of the WM Variable Trust Strategic Asset Management Portfolios - Class 2 Shares) at December 31, 2002, the results of each of their operations for each of the two years in the periods then ended, and the changes in each of their net assets for each of the two years in the periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.


February 3, 2003

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002


                                                                  SOCIAL                                     SOCIALLY
                                                                SMALL CAP      DEVELOPING      QUALITY      RESPONSIBLE
                                                                  GROWTH        LEADERS         BOND           GROWTH
                                                                PORTFOLIO     PORTFOLIO(1)    PORTFOLIO         FUND
                                                                ----------    ------------    ----------    -----------
ASSETS
 Investments, at fair value:
      Calvert Variable Series, Inc.                             $ 152,323
      Dreyfus Variable Investment Fund                                         $1,301,686     $1,855,869
      Dreyfus Socially Responsible Growth Fund, Inc.                                                         $   37,090
      Fidelity Variable Insurance Products Funds VIP
      Franklin Templeton Variable Insurance Products Trust
      Goldman Sachs Variable Insurance Trust
      Janus Aspen Series
      PIMCO Variable Insurance Trust
      Scudder Variable Series I
      Scudder Variable Series II
      WM Variable Trust
      WM Variable Trust Strategic Asset Management Portfolios
                                                                ----------     ----------     ----------     ----------
        Total assets                                               152,323      1,301,686      1,855,869         37,090

LIABILITIES
      Payable to Farmers New World Life Insurance Company              179          1,481          2,116             39
                                                                ==========     ==========     ==========     ==========
        Net assets                                              $  152,144     $1,300,205     $1,853,753     $   37,051
                                                                ==========     ==========     ==========     ==========
 Accumulation units outstanding                                     18,510        168,774        171,261          6,268
                                                                ==========     ==========     ==========     ==========
 Unit value of accumulation units                               $     8.22     $     7.70     $    10.82     $     5.91
                                                                ==========     ==========     ==========     ==========
 Shares owned in each portfolio                                     13,810         46,061        159,713          1,969
                                                                ==========     ==========     ==========     ==========
 Market value per share                                         $    11.03     $    28.26     $    11.62     $    18.84
                                                                ==========     ==========     ==========     ==========
 Cost of investments                                            $  185,027     $1,548,912     $1,827,751     $   48,529
                                                                ==========     ==========     ==========     ==========



                                                                  GROWTH       INDEX 500       MID CAP
                                                                PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                ----------     ----------     ----------
ASSETS
Investments, at fair value:
      Calvert Variable Series, Inc.
      Dreyfus Variable Investment Fund
      Dreyfus Socially Responsible Growth Fund, Inc.
      Fidelity Variable Insurance Products Funds VIP            $3,358,229     $3,395,905     $1,149,355
      Franklin Templeton Variable Insurance Products Trust
      Goldman Sachs Variable Insurance Trust
      Janus Aspen Series
      PIMCO Variable Insurance Trust
      Scudder Variable Series I
      Scudder Variable Series II
      WM Variable Trust
      WM Variable Trust Strategic Asset Management Portfolios
                                                                ----------     ----------     ----------
        Total assets                                             3,358,229      3,395,905      1,149,355

LIABILITIES
      Payable to Farmers New World Life Insurance Company            3,867          3,867          1,333
                                                                ==========     ==========     ==========
        Net assets                                              $3,354,362     $3,392,038     $1,148,022
                                                                ==========     ==========     ==========
Accumulation units outstanding                                     551,859        482,319        124,972
                                                                ==========     ==========     ==========
Unit value of accumulation units                                $     6.08     $     7.03     $     9.19
                                                                ==========     ==========     ==========
Shares owned in each portfolio                                     143,883         34,048         65,828
                                                                ==========     ==========     ==========
Market value per share                                          $    23.34     $    99.74     $    17.46
                                                                ==========     ==========     ==========
Cost of investments                                             $4,257,728     $4,036,371     $1,234,271
                                                                ==========     ==========     ==========

(1) Formerly named Dreyfus Small Cap Portfolio

(2) Formerly named Janus Aggressive Growth Portfolio

(3) Formerly named PIMCO Low Duration Bond Portfolio

(4) Formerly named Scudder High Yield Portfolio


   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
DECEMBER 31, 2002



                                                                                   GLOBAL       DEVELOPING
                                                                                   ASSET         MARKETS         CAPITAL
                                                                  SMALL CAP      ALLOCATION     SECURITIES       GROWTH
                                                                    FUND            FUND           FUND           FUND
                                                                  ----------     ----------     ----------     ----------
ASSETS
Investments, at fair value:
      Calvert Variable Series, Inc.
      Dreyfus Variable Investment Fund
      Dreyfus Socially Responsible Growth Fund, Inc.
      Fidelity Variable Insurance Products Funds VIP
      Franklin Templeton Variable Insurance Products Trust        $  609,377     $  135,325     $   94,781
      Goldman Sachs Variable Insurance Trust                                                                   $2,932,628
      Janus Aspen Series
      PIMCO Variable Insurance Trust
      Scudder Variable Series I
      Scudder Variable Series II
      WM Variable Trust
      WM Variable Trust Strategic Asset Management Portfolios
                                                                  ----------     ----------     ----------     ----------
       Total assets                                                  609,377        135,325         94,781      2,932,628
LIABILITIES
      Payable to Farmers New World Life Insurance Company                700            156            107          3,383
                                                                  ----------     ----------     ----------     ----------
       Net assets                                                 $  608,677     $  135,169     $   94,674     $2,929,245
                                                                  ==========     ==========     ==========     ==========
Accumulation units outstanding                                        92,100         15,605         15,260        438,261
                                                                  ==========     ==========     ==========     ==========
Unit value of accumulation units                                  $     6.61     $     8.66     $     6.20     $     6.68
                                                                  ==========     ==========     ==========     ==========
Shares owned in each portfolio                                        47,982          9,339         20,209        377,430
                                                                  ==========     ==========     ==========     ==========
Market value per share                                            $    12.70     $    14.49     $     4.69     $     7.77
                                                                  ==========     ==========     ==========     ==========
Cost of investments                                               $  739,930     $  135,228     $   97,778     $3,519,887
                                                                  ==========     ==========     ==========     ==========

                                                                                                 MID CAP
                                                                     CORE                        GROWTH
                                                                  SMALL CAP       MID CAP       PORTFOLIO
                                                                    EQUITY         VALUE         (SERVICE
                                                                     FUND          FUND         SHARES)(2)
                                                                  ----------     ----------     ----------
ASSETS
Investments, at fair value:
      Calvert Variable Series, Inc.
      Dreyfus Variable Investment Fund
      Dreyfus Socially Responsible Growth Fund, Inc.
      Fidelity Variable Insurance Products Funds VIP
      Franklin Templeton Variable Insurance Products Trust
      Goldman Sachs Variable Insurance Trust                      $   12,005     $2,580,491
      Janus Aspen Series                                                                        $  640,459
      PIMCO Variable Insurance Trust
      Scudder Variable Series I
      Scudder Variable Series II
      WM Variable Trust
      WM Variable Trust Strategic Asset Management Portfolios
                                                                  ----------     ----------     ----------
       Total assets                                                   12,005      2,580,491        640,459
LIABILITIES
      Payable to Farmers New World Life Insurance Company                 14          2,956            721
                                                                  ----------     ----------     ----------
       Net assets                                                 $   11,991     $2,577,535     $  639,738
                                                                  ==========     ==========     ==========
Accumulation units outstanding                                         1,394        257,423        116,950
                                                                  ==========     ==========     ==========
Unit value of accumulation units                                  $     8.60     $    10.01     $     5.47
                                                                  ==========     ==========     ==========
Shares owned in each portfolio                                         1,306        243,213         41,003
                                                                  ==========     ==========     ==========
Market value per share                                            $     9.19     $    10.61     $    15.62
                                                                  ==========     ==========     ==========
Cost of investments                                               $   13,035     $2,753,079     $  837,191
                                                                  ==========     ==========     ==========

(1) Formerly named Dreyfus Small Cap Portfolio

(2) Formerly named Janus Aggressive Growth Portfolio

(3) Formerly named PIMCO Low Duration Bond Portfolio

(4) Formerly named Scudder High Yield Portfolio


   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
DECEMBER 31, 2002


                                                                                  CAPITAL
                                                                  BALANCED      APPRECIATION
                                                                  PORTFOLIO       PORTFOLIO        FOREIGN           LOW
                                                                  (SERVICE     (INSTITUTIONAL        BOND          DURATION
                                                                   SHARES)         SHARES)        PORTFOLIO      PORTFOLIO(3)
                                                                 -----------   --------------    -----------     ------------
ASSETS
Investments, at fair value:
     Calvert Variable Series, Inc.
     Dreyfus Variable Investment Fund
     Dreyfus Socially Responsible Growth Fund, Inc.
     Fidelity Variable Insurance Products Funds VIP
     Franklin Templeton Variable Insurance Products Trust
     Goldman Sachs Variable Insurance Trust
     Janus Aspen Series                                          $ 1,116,102     $ 8,927,054
     PIMCO Variable Insurance Trust                                                              $ 2,169,614     $ 4,958,972
     Scudder Variable Series I
     Scudder Variable Series II
     WM Variable Trust
     WM Variable Trust Strategic Asset Management Portfolios
                                                                 -----------     -----------     -----------     -----------
       Total assets                                                1,116,102       8,927,054       2,169,614       4,958,972
LIABILITIES
     Payable to Farmers New World Life Insurance Company               1,060          10,302           2,485           5,734
                                                                 -----------     -----------     -----------     -----------
       Net assets                                                $ 1,115,042     $ 8,916,752     $ 2,167,129     $ 4,953,238
                                                                 ===========     ===========     ===========     ===========
Accumulation units outstanding                                       125,339       2,025,941         181,391         419,015
                                                                 ===========     ===========     ===========     ===========
Unit value of accumulation units                                 $      8.90     $      4.40     $     11.95     $     11.82
                                                                 ===========     ===========     ===========     ===========
Shares owned in each portfolio                                        52,350         513,935         215,453         484,748
                                                                 ===========     ===========     ===========     ===========
Market value per share                                           $     21.32     $     17.37     $     10.07     $     10.23
                                                                 ===========     ===========     ===========     ===========
Cost of investments                                              $ 1,172,565     $11,699,566     $ 2,087,070     $ 4,835,782
                                                                 ===========     ===========     ===========     ===========


                                                                                                   GROWTH
                                                                                    GLOBAL           AND
                                                                    BOND          DISCOVERY        INCOME
                                                                  PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                 -----------     -----------     -----------
ASSETS
Investments, at fair value:
     Calvert Variable Series, Inc.
     Dreyfus Variable Investment Fund
     Dreyfus Socially Responsible Growth Fund, Inc.
     Fidelity Variable Insurance Products Funds VIP
     Franklin Templeton Variable Insurance Products Trust
     Goldman Sachs Variable Insurance Trust
     Janus Aspen Series
     PIMCO Variable Insurance Trust
     Scudder Variable Series I                                   $ 3,806,450     $ 1,260,568     $ 3,976,782
     Scudder Variable Series II
     WM Variable Trust
     WM Variable Trust Strategic Asset Management Portfolios
                                                                 -----------     -----------     -----------
       Total assets                                                3,806,450       1,260,568       3,976,782
LIABILITIES
     Payable to Farmers New World Life Insurance Company               4,401           1,446           4,635
                                                                 -----------     -----------     -----------
       Net assets                                                $ 3,802,049     $ 1,259,122     $ 3,972,147
                                                                 ===========     ===========     ===========
Accumulation units outstanding                                       318,248         188,783         636,408
                                                                 ===========     ===========     ===========
Unit value of accumulation units                                 $     11.95     $      6.67     $      6.24
                                                                 ===========     ===========     ===========
Shares owned in each portfolio                                       545,337         180,856         586,546
                                                                 ===========     ===========     ===========
Market value per share                                           $      6.98     $      6.97     $      6.77
                                                                 ===========     ===========     ===========
Cost of investments                                              $ 3,695,132     $ 1,442,089     $ 5,538,545
                                                                 ===========     ===========     ===========

(1) Formerly named Dreyfus Small Cap Portfolio

(2) Formerly named Janus Aggressive Growth Portfolio

(3) Formerly named PIMCO Low Duration Bond Portfolio

(4) Formerly named Scudder High Yield Portfolio


   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
DECEMBER 31, 2002




                                                                                   MONEY         GOVERNMENT         HIGH
                                                                INTERNATIONAL      MARKET        SECURITIES        INCOME
                                                                  PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO(4)
                                                                -------------    -----------     -----------     ------------
ASSETS
Investments, at fair value:
     Calvert Variable Series, Inc.
     Dreyfus Variable Investment Fund
     Dreyfus Socially Responsible Growth Fund, Inc.
     Fidelity Variable Insurance Products Funds VIP
     Franklin Templeton Variable Insurance Products Trust
     Goldman Sachs Variable Insurance Trust
     Janus Aspen Series
     PIMCO Variable Insurance Trust
     Scudder Variable Series I                                   $ 3,379,334     $ 1,520,354
     Scudder Variable Series II                                                                  $ 5,980,045     $ 1,980,530
     WM Variable Trust
     WM Variable Trust Strategic Asset Management Portfolios
                                                                 -----------     -----------     -----------     -----------
       Total assets                                                3,379,334       1,520,354       5,980,045       1,980,530
LIABILITIES
     Payable to Farmers New World Life Insurance Company               3,887           1,614           6,809           2,262
                                                                 -----------     -----------     -----------     -----------
       Net assets                                                $ 3,375,447     $ 1,518,740     $ 5,973,236     $ 1,978,268
                                                                 ===========     ===========     ===========     ===========
Accumulation units outstanding                                       779,997         142,235         487,728         218,307
                                                                 ===========     ===========     ===========     ===========
Unit value of accumulation units                                 $      4.33     $     10.68     $     12.25     $      9.06
                                                                 ===========     ===========     ===========     ===========
Shares owned in each portfolio                                       518,303       1,520,354         465,736         267,639
                                                                 ===========     ===========     ===========     ===========
Market value per share                                           $      6.52     $      1.00     $     12.84     $      7.40
                                                                 ===========     ===========     ===========     ===========
Cost of investments                                              $ 4,258,035     $ 1,520,354     $ 5,643,390     $ 2,054,705
                                                                 ===========     ===========     ===========     ===========

                                                                                  DREMAN
                                                                                   HIGH
                                                                 SMALL CAP        RETURN          EQUITY
                                                                  GROWTH          EQUITY          INCOME
                                                                 PORTFOLIO       PORTFOLIO         FUND
                                                                -----------     -----------     -----------
ASSETS
Investments, at fair value:
     Calvert Variable Series, Inc.
     Dreyfus Variable Investment Fund
     Dreyfus Socially Responsible Growth Fund, Inc.
     Fidelity Variable Insurance Products Funds VIP
     Franklin Templeton Variable Insurance Products Trust
     Goldman Sachs Variable Insurance Trust
     Janus Aspen Series
     PIMCO Variable Insurance Trust
     Scudder Variable Series I
     Scudder Variable Series II                                 $   337,227     $ 9,398,402
     WM Variable Trust                                                                          $   998,425
     WM Variable Trust Strategic Asset Management Portfolios
                                                                -----------     -----------     -----------
       Total assets                                                 337,227       9,398,402         998,425
LIABILITIES
     Payable to Farmers New World Life Insurance Company                398          10,842           1,152
                                                                -----------     -----------     -----------
       Net assets                                               $   336,829     $ 9,387,560     $   997,273
                                                                ===========     ===========     ===========
Accumulation units outstanding                                      112,913         856,927         112,960
                                                                ===========     ===========     ===========
Unit value of accumulation units                                $      2.98     $     10.95     $      8.83
                                                                ===========     ===========     ===========
Shares owned in each portfolio                                       39,534       1,072,877          90,849
                                                                ===========     ===========     ===========
Market value per share                                          $      8.53     $      8.76     $     10.99
                                                                ===========     ===========     ===========
Cost of investments                                             $   517,281     $11,126,447     $ 1,070,338
                                                                ===========     ===========     ===========

(1) Formerly named Dreyfus Small Cap Portfolio

(2) Formerly named Janus Aggressive Growth Portfolio

(3) Formerly named PIMCO Low Duration Bond Portfolio

(4) Formerly named Scudder High Yield Portfolio


   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
DECEMBER 31, 2002


                                                                    MID CAP      SMALL CAP                   CONSERVATIVE
                                                                     STOCK         STOCK        BALANCED       BALANCED
                                                                     FUND          FUND         PORTFOLIO      PORTFOLIO
                                                                  ----------     ----------     ----------   ------------
ASSETS
Investments, at fair value:
      Calvert Variable Series, Inc.
      Dreyfus Variable Investment Fund
      Dreyfus Socially Responsible Growth Fund, Inc.
      Fidelity Variable Insurance Products Funds VIP
      Franklin Templeton Variable Insurance Products Trust
      Goldman Sachs Variable Insurance Trust
      Janus Aspen Series
      PIMCO Variable Insurance Trust
      Scudder Variable Series I
      Scudder Variable Series II
      WM Variable Trust                                           $1,030,428     $  632,939
      WM Variable Trust Strategic Asset Management Portfolios                                   $1,215,355     $  144,008
                                                                  ----------     ----------     ----------     ----------
         Total assets                                              1,030,428        632,939      1,215,355        144,008
LIABILITIES
      Payable to Farmers New World Life Insurance Company              1,198            766          1,164            183
                                                                  ----------     ----------     ----------     ----------
         Net assets                                               $1,029,230     $  632,173     $1,214,191     $  143,825
                                                                  ==========     ==========     ==========     ==========
Accumulation units outstanding                                       110,622        126,499        120,768         14,174
                                                                  ==========     ==========     ==========     ==========
Unit value of accumulation units                                  $     9.30     $     5.00     $    10.05     $    10.15
                                                                  ==========     ==========     ==========     ==========
Shares owned in each portfolio                                        89,915        115,711         98,092         14,831
                                                                  ==========     ==========     ==========     ==========
Market value per share                                            $    11.46     $     5.47     $    12.39     $     9.71
                                                                  ==========     ==========     ==========     ==========
Cost of investments                                               $1,090,786     $  854,676     $1,209,814     $  142,514
                                                                  ==========     ==========     ==========     ==========

                                                                  CONSERVATIVE    FLEXIBLE      STRATEGIC
                                                                    GROWTH         INCOME        GROWTH
                                                                   PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                                  ------------   ----------     ----------
ASSETS
Investments, at fair value:
      Calvert Variable Series, Inc.
      Dreyfus Variable Investment Fund
      Dreyfus Socially Responsible Growth Fund, Inc.
      Fidelity Variable Insurance Products Funds VIP
      Franklin Templeton Variable Insurance Products Trust
      Goldman Sachs Variable Insurance Trust
      Janus Aspen Series
      PIMCO Variable Insurance Trust
      Scudder Variable Series I
      Scudder Variable Series II
      WM Variable Trust
      WM Variable Trust Strategic Asset Management Portfolios      $  646,976     $  274,419     $  284,240
                                                                   ----------     ----------     ----------
         Total assets                                                 646,976        274,419        284,240
LIABILITIES
      Payable to Farmers New World Life Insurance Company                 497            269            260
                                                                   ----------     ----------     ----------
         Net assets                                                $  646,479     $  274,150     $  283,980
                                                                   ==========     ==========     ==========
Accumulation units outstanding                                         65,139         26,750         28,895
                                                                   ==========     ==========     ==========
Unit value of accumulation units                                   $     9.92     $    10.25     $     9.83
                                                                   ==========     ==========     ==========
Shares owned in each portfolio                                         53,337         22,166         22,667
                                                                   ==========     ==========     ==========
Market value per share                                             $    12.13     $    12.38     $    12.54
                                                                   ==========     ==========     ==========
Cost of investments                                                $  644,178     $  268,112     $  284,519
                                                                   ==========     ==========     ==========

(1) Formerly named Dreyfus Small Cap Portfolio

(2) Formerly named Janus Aggressive Growth Portfolio

(3) Formerly named PIMCO Low Duration Bond Portfolio

(4) Formerly named Scudder High Yield Portfolio


   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF OPERATIONS
FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001



                                                                     CALVERT
                                                                VARIABLE SERIES, INC.       DREYFUS VARIABLE INVESTMENT FUND
                                                                ---------------------  -------------------------------------------
                                                                    SOCIAL SMALL           DEVELOPING               QUALITY
                                                                CAP GROWTH PORTFOLIO   LEADERS PORTFOLIO(1)      BOND PORTFOLIO
                                                                ---------------------  --------------------   --------------------
                                                                  2002        2001(2)     2002      2001(2)     2002       2001(2)
                                                                --------      -------  ---------   --------   ---------   --------
Investment income:
      Dividends and capital gain distributions                  $  5,720       $ 221   $     176   $ 36,989   $  71,699   $ 25,882
                                                                --------       -----   ---------   --------   ---------   --------
         Total investment income                                   5,720         221         176     36,989      71,699     25,882
                                                                --------       -----   ---------   --------   ---------   --------
Expenses:
      Mortality and expense risk                                   1,104          57      13,798      2,220      19,338      3,982
                                                                --------       -----   ---------   --------   ---------   --------
         Total expenses                                            1,104          57      13,798      2,220      19,338      3,982
                                                                --------       -----   ---------   --------   ---------   --------
         Net investment income (loss)                              4,616         164     (13,622)    34,769      52,361     21,900
                                                                --------       -----   ---------   --------   ---------   --------

Realized gains (losses) on investments:
      Proceeds from sales                                         21,083         112      77,428      8,895     211,972     12,008
      Cost of investments sold                                   (24,261)       (112)   (102,828)    (9,877)   (218,073)   (12,225)
                                                                --------       -----   ---------   --------   ---------   --------
         Net realized gain (loss) from investment transactions    (3,178)         --     (25,400)      (982)     (6,101)      (217)
                                                                --------       -----   ---------   --------   ---------   --------
Net unrealized appreciation (depreciation) of investments:
      Beginning of period                                            350          --      (8,365)        --     (20,883)        --
      End of period                                              (32,704)        350    (247,226)    (8,365)     28,118    (20,883)
                                                                --------       -----   ---------   --------   ---------   --------
         Change in net unrealized appreciation (depreciation)
             of investments                                      (33,054)        350    (238,861)    (8,365)     49,001    (20,883)
                                                                --------       -----   ---------   --------   ---------   --------

         Net increase (decrease) in net assets from operations  $(31,616)      $ 514   $(277,883)  $ 25,422   $  95,261   $    800
                                                                ========       =====   =========   ========   =========   ========

                                                                       DREYFUS
                                                                SOCIALLY RESPONSIBLE
                                                                  GROWTH FUND, INC.
                                                                --------------------
                                                                SOCIALLY RESPONSIBLE
                                                                    GROWTH FUND
                                                                --------------------
                                                                  2002       2001(2)
                                                                --------     -------
Investment income:
      Dividends and capital gain distributions                  $      6     $    --
                                                                --------     -------
         Total investment income                                       6          --
                                                                --------     -------
Expenses:
      Mortality and expense risk                                     449         124
                                                                --------     -------
         Total expenses                                              449         124
                                                                --------     -------
         Net investment income (loss)                               (443)       (124)
                                                                --------     -------

Realized gains (losses) on investments:
      Proceeds from sales                                         20,812         228
      Cost of investments sold                                   (24,973)       (251)
                                                                --------     -------
         Net realized gain (loss) from investment transactions    (4,161)        (23)
                                                                --------     -------
Net unrealized appreciation (depreciation) of investments:
      Beginning of period                                         (1,297)         --
      End of period                                              (11,439)     (1,297)
                                                                --------     -------
         Change in net unrealized appreciation (depreciation)
             of investments                                      (10,142)     (1,297)
                                                                --------     -------

         Net increase (decrease) in net assets from operations  $(14,746)    $(1,444)
                                                                ========     =======

(1) Formerly named Dreyfus Small Cap Portfolio

(2) For the period beginning May 1, 2001 and ended December 31, 2001

(3) Formerly named Janus Aggressive Growth Portfolio

(4) Formerly named PIMCO Low Duration Bond Portfolio

(5) Formerly named Scudder Variable Life Investment Fund

(6) Formerly named Kemper Variable Series

(7) Formerly named Scudder High Yield Portfolio

(8) For the period beginning September 3, 2002 and ended December 31, 2002 (Note 1)


   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF OPERATIONS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001


                                                                          FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS VIP
                                                              --------------------------------------------------------------------
                                                                 GROWTH PORTFOLIO      INDEX 500 PORTFOLIO     MID CAP PORTFOLIO
                                                              ----------------------   --------------------   --------------------
                                                                 2002       2001(2)       2002      2001(2)     2002       2001(2)
                                                              -----------   --------   ---------   --------   ---------   --------
Investment income:
   Dividends and capital gain distributions                   $     2,096   $     --   $  18,860   $     --   $   3,854   $     --
                                                              -----------   --------   ---------   --------   ---------   --------
      Total investment income                                       2,096         --      18,860         --       3,854         --
                                                              -----------   --------   ---------   --------   ---------   --------
Expenses:
   Mortality and expense risk                                      35,903      5,739      34,343      5,257      11,403      1,597
                                                              -----------   --------   ---------   --------   ---------   --------
      Total expenses                                               35,903      5,739      34,343      5,257      11,403      1,597
                                                              -----------   --------   ---------   --------   ---------   --------
      Net investment income (loss)                                (33,807)    (5,739)    (15,483)    (5,257)     (7,549)    (1,597)
                                                              -----------   --------   ---------   --------   ---------   --------
Realized gains (losses) on investments:
   Proceeds from sales                                            204,173     20,369     157,783     16,026      69,293     10,851
   Cost of investments sold                                      (305,411)   (23,794)   (215,077)   (17,756)    (78,395)   (11,295)
                                                              -----------   --------   ---------   --------   ---------   --------
      Net realized gain (loss) from investment transactions      (101,238)    (3,425)    (57,294)    (1,730)     (9,102)      (444)
                                                              -----------   --------   ---------   --------   ---------   --------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                              9,555         --       6,677         --      19,159         --
   End of period                                                 (899,499)     9,555    (640,466)     6,677     (84,916)    19,159
                                                              -----------   --------   ---------   --------   ---------   --------
      Change in net unrealized appreciation (depreciation)
          of investments                                         (909,054)     9,555    (647,143)     6,677    (104,075)    19,159
                                                              -----------   --------   ---------   --------   ---------   --------

      Net increase (decrease) in net assets from operations   $(1,044,099)  $    391   $(719,920)  $   (310)  $(120,726)  $ 17,118
                                                              ===========   ========   =========   ========   =========   ========

(1)  Formerly named Dreyfus Small Cap Portfolio

(2) For the period beginning May 1, 2001 and ended December 31, 2001

(3) Formerly named Janus Aggressive Growth Portfolio

(4) Formerly named PIMCO Low Duration Bond Portfolio

(5) Formerly named Scudder Variable Life Investment Fund

(6) Formerly named Kemper Variable Series

(7) Formerly named Scudder High Yield Portfolio

(8) For the period beginning September 3, 2002 and ended December 31, 2002 (Note 1)


   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF OPERATIONS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001


                                                                      FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                                                             ----------------------------------------------------------------------
                                                                                         GLOBAL ASSET          DEVELOPING MARKETS
                                                                 SMALL CAP FUND        ALLOCATION FUND          SECURITIES FUND
                                                             ---------------------   ---------------------   ----------------------
                                                               2002       2001(2)      2002       2001(2)      2002         2001
                                                             ---------   ---------   ---------   ---------   ---------    ---------
Investment income:
  Dividends and capital gain distributions                   $   1,290   $     126   $   1,850   $   2,095   $   1,817    $     934
                                                             ---------   ---------   ---------   ---------   ---------    ---------
     Total investment income                                     1,290         126       1,850       2,095       1,817          934
                                                             ---------   ---------   ---------   ---------   ---------    ---------
Expenses:
  Mortality and expense risk                                     6,411       1,149       1,385         437       1,445        1,280
                                                             ---------   ---------   ---------   ---------   ---------    ---------
     Total expenses                                              6,411       1,149       1,385         437       1,445        1,280
                                                             ---------   ---------   ---------   ---------   ---------    ---------
     Net investment income (loss)                               (5,121)     (1,023)        465       1,658         372         (346)
                                                             ---------   ---------   ---------   ---------   ---------    ---------
Realized gains (losses) on investments:
  Proceeds from sales                                           39,896      11,604      46,022      22,414      38,056       82,883
  Cost of investments sold                                     (56,330)    (13,588)    (50,387)    (25,239)    (44,800)    (100,691)
                                                             ---------   ---------   ---------   ---------   ---------    ---------
     Net realized gain (loss) from investment transactions     (16,434)     (1,984)     (4,365)     (2,825)     (6,744)     (17,808)
                                                                         ---------   ---------   ---------   ---------    ---------
Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                           18,795          --       1,882          --      (1,375)      (6,582)
  End of period                                               (130,553)     18,795          97       1,882      (2,997)      (1,375)
                                                             ---------   ---------   ---------   ---------   ---------    ---------
     Change in net unrealized appreciation (depreciation)
       of investments                                         (149,348)     18,795      (1,785)      1,882      (1,622)       5,207
                                                             ---------   ---------   ---------   ---------   ---------    ---------

     Net increase (decrease) in net assets from operations   $(170,903)  $  15,788   $  (5,685)  $     715   $  (7,994)   $ (12,947)
                                                             =========   =========   =========   =========   =========    =========
                                                                             GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                                             ----------------------------------------------------------------------
                                                                    CAPITAL                 CORE SMALL                 MID CAP
                                                                  GROWTH FUND            CAP EQUITY FUND             VALUE FUND
                                                             ----------------------   ---------------------   ---------------------
                                                               2002        2001(2)      2002       2001(2)      2002       2001(2)
                                                             ---------    ---------   ---------   ---------   ---------   ---------
Investment income:
  Dividends and capital gain distributions                   $   6,198    $   5,966   $      36   $       5   $  35,522   $  62,887
                                                             ---------    ---------   ---------   ---------   ---------   ---------
     Total investment income                                     6,198        5,966          36           5      35,522      62,887
                                                             ---------    ---------   ---------   ---------   ---------   ---------
Expenses:
  Mortality and expense risk                                    31,121        4,767         114           4      27,585       4,515
                                                             ---------    ---------   ---------   ---------   ---------   ---------
     Total expenses                                             31,121        4,767         114           4      27,585       4,515
                                                             ---------    ---------   ---------   ---------   ---------   ---------
     Net investment income (loss)                              (24,923)       1,199         (78)          1       7,937      58,372
                                                             ---------    ---------   ---------   ---------   ---------   ---------
Realized gains (losses) on investments:
  Proceeds from sales                                          212,519       16,948       2,971           2     155,876      18,532
  Cost of investments sold                                    (303,369)     (19,143)     (4,378)         (2)   (176,825)    (19,222)
                                                             ---------    ---------   ---------   ---------   ---------   ---------
     Net realized gain (loss) from investment transactions     (90,850)      (2,195)     (1,407)         --     (20,949)       (690)
                                                             ---------    ---------   ---------   ---------   ---------   ---------
Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                          (10,648)          --         177          --      12,016          --
  End of period                                               (587,259)     (10,648)     (1,030)        177    (172,588)     12,016
                                                             ---------    ---------   ---------   ---------   ---------   ---------
     Change in net unrealized appreciation (depreciation)
       of investments                                         (576,611)     (10,648)     (1,207)        177    (184,604)     12,016
                                                             ---------    ---------   ---------   ---------   ---------   ---------

     Net increase (decrease) in net assets from operations   $(692,384)   $ (11,644)  $  (2,692)  $     178   $(197,616)  $  69,698
                                                             =========    =========   =========   =========   =========   =========

(1) Formerly named Dreyfus Small Cap Portfolio

(2) For the period beginning May 1, 2001 and ended December 31, 2001

(3) Formerly named Janus Aggressive Growth Portfolio

(4) Formerly named PIMCO Low Duration Bond Portfolio

(5) Formerly named Scudder Variable Life Investment Fund

(6) Formerly named Kemper Variable Series

(7) Formerly named Scudder High Yield Portfolio

(8) For the period beginning September 3, 2002 and ended December 31, 2002 (Note 1)


   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF OPERATIONS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001


                                                                                     JANUS ASPEN SERIES
                                                             ----------------------------------------------------------------------
                                                                    MID CAP                                       CAPITAL
                                                              GROWTH PORTFOLIO(3)    BALANCED PORTFOLIO    APPRECIATION PORTFOLIO
                                                                (SERVICE SHARES)      (SERVICE SHARES)     (INSTITUTIONAL SHARES)
                                                             ---------------------   ------------------   -------------------------
                                                               2002       2001(2)      2002     2001(2)      2002          2001
                                                             ---------    --------   --------   -------   -----------   -----------
Investment income:
  Dividends and capital gain distributions                   $      --    $     --   $ 18,371   $ 2,138   $    55,670   $   106,686
                                                             ---------    --------   --------   -------   -----------   -----------
     Total investment income                                        --          --     18,371     2,138        55,670       106,686
                                                             ---------    --------   --------   -------   -----------   -----------
Expenses:
  Mortality and expense risk                                     8,743       2,141      8,114       726       121,973        95,805
                                                             ---------    --------   --------   -------   -----------   -----------
     Total expenses                                              8,743       2,141      8,114       726       121,973        95,805
                                                             ---------    --------   --------   -------   -----------   -----------
     Net investment income (loss)                               (8,743)     (2,141)    10,257     1,412       (66,303)       10,881
                                                             ---------    --------   --------   -------   -----------   -----------
Realized gains (losses) on investments:
  Proceeds from sales                                           59,162       8,982     76,268     1,822       810,023       742,677
  Cost of investments sold                                    (101,393)    (11,326)   (79,601)   (1,894)   (1,308,470)   (1,136,391)
                                                             ---------    --------   --------   -------   -----------   -----------
     Net realized gain (loss) from investment transactions     (42,231)     (2,344)    (3,333)      (72)     (498,447)     (393,714)
                                                             ---------    --------   --------   -------   -----------   -----------
Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                          (18,961)         --      2,376        --    (1,603,581)     (316,973)
  End of period                                               (196,732)    (18,961)   (56,463)    2,376    (2,772,512)   (1,603,581)
                                                             ---------    --------   --------   -------   -----------   -----------
     Change in net unrealized appreciation (depreciation)
        of investments                                        (177,771)    (18,961)   (58,839)    2,376    (1,168,931)   (1,286,608)
                                                             ---------    --------   --------   -------   -----------   -----------
     Net increase (decrease) in net assets from operations   $(228,745)   $(23,446)  $(51,915)  $ 3,716   $(1,733,681)  $(1,669,441)
                                                             =========    ========   ========   =======   ===========   ===========

                                                                       PIMCO VARIABLE INSURANCE TRUST
                                                             -------------------------------------------------

                                                                   FOREIGN
                                                                BOND PORTFOLIO       LOW DURATION PORTFOLIO(4)
                                                             ---------------------   -------------------------
                                                               2002         2001        2002            2001
                                                             ---------    --------   ---------       ---------
Investment income:
  Dividends and capital gain distributions                   $  68,253    $ 19,128   $ 168,709       $ 114,481
                                                             ---------    --------   ---------       ---------
     Total investment income                                    68,253      19,128     168,709         114,481
                                                             ---------    --------   ---------       ---------
Expenses:
  Mortality and expense risk                                    22,200       6,183      54,557          24,931
                                                             ---------    --------   ---------       ---------
     Total expenses                                             22,200       6,183      54,557          24,931
                                                             ---------    --------   ---------       ---------
     Net investment income (loss)                               46,053      12,945     114,152          89,550
                                                             ---------    --------   ---------       ---------
Realized gains (losses) on investments:
  Proceeds from sales                                          199,488      53,037     493,034         169,110
  Cost of investments sold                                    (200,419)    (53,782)   (494,661)       (171,036)
                                                             ---------    --------   ---------       ---------
     Net realized gain (loss) from investment transactions        (931)       (745)     (1,627)         (1,926)
                                                             ---------    --------   ---------       ---------
Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                            7,359        (112)      7,808           1,215
  End of period                                                 82,544       7,359     123,190           7,808
                                                             ---------    --------   ---------       ---------
     Change in net unrealized appreciation (depreciation)
        of investments                                          75,185       7,471     115,382           6,593
                                                             ---------    --------   ---------       ---------
     Net increase (decrease) in net assets from operations   $ 120,307    $ 19,671   $ 227,907       $  94,217
                                                             =========    ========   =========       =========

(1) Formerly named Dreyfus Small Cap Portfolio

(2) For the period beginning May 1, 2001 and ended December 31, 2001

(3) Formerly named Janus Aggressive Growth Portfolio

(4) Formerly named PIMCO Low Duration Bond Portfolio

(5) Formerly named Scudder Variable Life Investment Fund

(6) Formerly named Kemper Variable Series

(7) Formerly named Scudder High Yield Portfolio

(8) For the period beginning September 3, 2002 and ended December 31, 2002 (Note 1)


   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF OPERATIONS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001


                                                                                   SCUDDER VARIABLE SERIES I(5)
                                                             ----------------------------------------------------------------------
                                                                                           GLOBAL                 GROWTH AND
                                                                 BOND PORTFOLIO      DISCOVERY PORTFOLIO       INCOME PORTFOLIO
                                                             ---------------------   -------------------   ------------------------
                                                               2002        2001        2002      2001(2)      2002         2001
                                                             ---------   ---------   ---------   -------   -----------  -----------
Investment income:
  Dividends and capital gain distributions                   $ 187,261   $  86,594   $      --   $    --   $    45,526  $   178,329
                                                             ---------   ---------   ---------   -------   -----------  -----------
     Total investment income                                   187,261      86,594          --        --        45,526      178,329
                                                             ---------   ---------   ---------   -------   -----------  -----------
Expenses:
  Mortality and expense risk                                    43,963      28,349      12,690     2,000        61,556       64,743
                                                             ---------   ---------   ---------   -------   -----------  -----------
     Total expenses                                             43,963      28,349      12,690     2,000        61,556       64,743
                                                             ---------   ---------   ---------   -------   -----------  -----------
     Net investment income (loss)                              143,298      58,245     (12,690)   (2,000)      (16,030)     113,586
                                                             ---------   ---------   ---------   -------   -----------  -----------
Realized gains (losses) on investments:
  Proceeds from sales                                          468,812     345,770      94,423     6,650       624,605      867,315
  Cost of investments sold                                    (479,363)   (353,937)   (130,263)   (7,975)     (870,480)  (1,040,143)
                                                             ---------   ---------   ---------   -------   -----------  -----------
     Net realized gain (loss) from investment transactions     (10,551)     (8,167)    (35,840)   (1,325)     (245,875)    (172,828)
                                                             ---------   ---------   ---------   -------   -----------  -----------
Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                           29,994       9,027       3,885        --      (517,930)     (32,517)
  End of period                                                111,318      29,994    (181,521)    3,885    (1,561,763)    (517,930)
                                                             ---------   ---------   ---------   -------   -----------  -----------
     Change in net unrealized appreciation (depreciation)
        of investments                                          81,324      20,967    (185,406)    3,885    (1,043,833)    (485,413)
                                                             ---------   ---------   ---------   -------   -----------  -----------
     Net increase (decrease) in net assets from operations   $ 214,071   $  71,045   $(233,936)  $   560   $(1,305,738) $  (544,655)
                                                             =========   =========   =========   =======   ===========  ===========

                                                                       SCUDDER VARIABLE SERIES I(5)
                                                             ------------------------------------------------
                                                                                              MONEY
                                                             INTERNATIONAL PORTFOLIO      MARKET PORTFOLIO
                                                             -----------------------   ----------------------
                                                               2002          2001         2002         2001
                                                             ---------     ---------   ---------    ---------
Investment income:
  Dividends and capital gain distributions                   $  24,612     $ 154,086   $  19,428    $  15,526
                                                             ---------     ---------   ---------    ---------
     Total investment income                                    24,612       154,086      19,428       15,526
                                                             ---------     ---------   ---------    ---------
Expenses:
  Mortality and expense risk                                    40,493        15,281      16,427        5,932
                                                             ---------     ---------   ---------    ---------
     Total expenses                                             40,493        15,281      16,427        5,932
                                                             ---------     ---------   ---------    ---------
     Net investment income (loss)                              (15,881)      138,805       3,001        9,594
                                                             ---------     ---------   ---------    ---------
Realized gains (losses) on investments:
  Proceeds from sales                                          244,485       125,490     912,032      227,796
  Cost of investments sold                                    (484,906)     (207,945)   (912,032)    (227,796)
                                                             ---------     ---------   ---------    ---------
     Net realized gain (loss) from investment transactions    (240,421)      (82,455)         --           --
                                                             ---------     ---------   ---------    ---------
Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                         (442,629)       (2,892)         --           --
  End of period                                               (878,701)     (442,629)         --           --
                                                             ---------     ---------   ---------    ---------
     Change in net unrealized appreciation (depreciation)
        of investments                                        (436,072)     (439,737)         --           --
                                                             ---------     ---------   ---------    ---------
     Net increase (decrease) in net assets from operations   $(692,374)    $(383,387)  $   3,001    $   9,594
                                                             =========     =========   =========    =========

(1) Formerly named Dreyfus Small Cap Portfolio

(2) For the period beginning May 1, 2001 and ended December 31, 2001

(3) Formerly named Janus Aggressive Growth Portfolio

(4) Formerly named PIMCO Low Duration Bond Portfolio

(5) Formerly named Scudder Variable Life Investment Fund

(6) Formerly named Kemper Variable Series

(7) Formerly named Scudder High Yield Portfolio

(8) For the period beginning September 3, 2002 and ended December 31, 2002 (Note 1)


   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF OPERATIONS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001


                                                                         SCUDDER VARIABLE SERIES II(6)
                                                              -------------------------------------------------
                                                                     GOVERNMENT                   HIGH
                                                                SECURITIES PORTFOLIO       INCOME PORTFOLIO(7)
                                                              ------------------------    ---------------------
                                                                 2002          2001         2002        2001
                                                              -----------    ---------    ---------    --------
Investment income:
   Dividends and capital gain distributions                   $   159,435    $  75,260    $ 103,265    $  6,258
                                                              -----------    ---------    ---------    --------
      Total investment income                                     159,435       75,260      103,265       6,258
                                                                             ---------    ---------    --------
Expenses:
   Mortality and expense risk                                      67,202       34,935       19,466       3,367
                                                              -----------    ---------    ---------    --------
      Total expenses                                               67,202       34,935       19,466       3,367
                                                              -----------    ---------    ---------    --------
      Net investment income (loss)                                 92,233       40,325       83,799       2,891
                                                              -----------    ---------    ---------    --------
Realized gains (losses) on investments:
   Proceeds from sales                                          1,211,070      419,430      191,370      39,419
   Cost of investments sold                                    (1,206,985)    (428,009)    (218,784)    (45,841)
                                                              -----------    ---------    ---------    --------
      Net realized gain (loss) from investment transactions         4,085       (8,579)     (27,414)     (6,422)
                                                              -----------    ---------    ---------    --------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                            106,582        9,985        1,281          31
   End of period                                                  336,655      106,582      (74,175)      1,281
                                                              -----------    ---------    ---------    --------
      Change in net unrealized appreciation (depreciation)
          of investments                                          230,073       96,597      (75,456)      1,250
                                                              -----------    ---------    ---------    --------
      Net increase (decrease) in net assets from operations   $   326,391    $ 128,343    $ (19,071)   $ (2,281)
                                                              ===========    =========    =========    ========

                                                                        SCUDDER VARIABLE SERIES II(6)
                                                              --------------------------------------------------
                                                                    SMALL CAP              DREMAN HIGH RETURN
                                                                 GROWTH PORTFOLIO           EQUITY PORTFOLIO
                                                              ----------------------    ------------------------
                                                                2002         2001           2002         2001
                                                              ---------    ---------    -----------    ---------
Investment income:
   Dividends and capital gain distributions                   $      --    $  68,192    $    99,645    $  40,739
                                                              ---------    ---------    -----------    ---------
      Total investment income                                        --       68,192         99,645       40,739
                                                              ---------    ---------    -----------    ---------
Expenses:
   Mortality and expense risk                                     5,340        6,660        115,317       58,736
                                                              ---------    ---------    -----------    ---------
      Total expenses                                              5,340        6,660        115,317       58,736
                                                              ---------    ---------    -----------    ---------
      Net investment income (loss)                               (5,340)      61,532        (15,672)     (17,997)
                                                              ---------    ---------    -----------    ---------
Realized gains (losses) on investments:
   Proceeds from sales                                           73,860      250,605        659,229      370,463
   Cost of investments sold                                    (138,006)    (432,216)      (844,754)    (386,144)
                                                              ---------    ---------    -----------    ---------
      Net realized gain (loss) from investment transactions     (64,146)    (181,611)      (185,525)     (15,681)
                                                              ---------    ---------    -----------    ---------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                          (72,317)     (29,356)       103,873       95,541
   End of period                                               (180,054)     (72,317)    (1,728,045)     103,873
                                                              ---------    ---------    -----------    ---------
      Change in net unrealized appreciation (depreciation)
          of investments                                       (107,737)     (42,961)    (1,831,918)       8,332
                                                              ---------    ---------    -----------    ---------
      Net increase (decrease) in net assets from operations   $(177,223)   $(163,040)   $(2,033,115)   $ (25,346)
                                                              =========    =========    ===========    =========

(1) Formerly named Dreyfus Small Cap Portfolio

(2) For the period beginning May 1, 2001 and ended December 31, 2001

(3) Formerly named Janus Aggressive Growth Portfolio

(4) Formerly named PIMCO Low Duration Bond Portfolio

(5) Formerly named Scudder Variable Life Investment Fund

(6) Formerly named Kemper Variable Series

(7) Formerly named Scudder High Yield Portfolio

(8) For the period beginning September 3, 2002 and ended December 31, 2002 (Note 1)


   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF OPERATIONS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001


                                                                                       WM VARIABLE TRUST
                                                             ---------------------------------------------------------------------
                                                              EQUITY INCOME FUND       MID CAP STOCK FUND    SMALL CAP STOCK FUND
                                                             ---------------------    --------------------   ---------------------
                                                               2002        2001(2)      2002       2001(2)     2002        2001(2)
                                                             ---------    --------    ---------   --------   ---------    --------
Investment income:
  Dividends and capital gain distributions                   $  14,092    $  1,286    $  21,783   $     25   $  42,463    $  9,030
                                                             ---------    --------    ---------   --------   ---------    --------
    Total investment income                                     14,092       1,286       21,783         25      42,463       9,030
                                                             ---------    --------    ---------   --------   ---------    --------
Expenses:
  Mortality and expense risk                                     8,222       1,218       10,602      1,936       6,586       1,142
                                                             ---------    --------    ---------   --------   ---------    --------
    Total expenses                                               8,222       1,218       10,602      1,936       6,586       1,142
                                                             ---------    --------    ---------   --------   ---------    --------
    Net investment income (loss)                                 5,870          68       11,181     (1,911)     35,877       7,888
                                                             ---------    --------    ---------   --------   ---------    --------
Realized gains (losses) on investments:
  Proceeds from sales                                          162,667      82,434      133,784     11,392      71,960       6,290
  Cost of investments sold                                    (175,528)    (91,801)    (153,445)   (12,025)   (141,809)    (10,193)
                                                             ---------    --------    ---------   --------   ---------    --------
    Net realized gain (loss) from investment transactions      (12,861)     (9,367)     (19,661)      (633)    (69,849)     (3,903)
                                                             ---------    --------    ---------   --------   ---------    --------
Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                            4,834          --       32,380         --      22,107          --
  End of period                                                (71,913)      4,834      (60,358)    32,380    (221,737)     22,107
                                                             ---------    --------    ---------   --------   ---------    --------
    Change in net unrealized appreciation (depreciation)
      of investments                                           (76,747)      4,834      (92,738)    32,380    (243,844)     22,107
                                                             ---------    --------    ---------   --------   ---------    --------
    Net increase (decrease) in net assets from operations    $ (83,738)   $ (4,465)   $(101,218)  $ 29,836   $(277,816)   $ 26,092
                                                             =========    ========    =========   ========   =========    ========

(1) Formerly named Dreyfus Small Cap Portfolio

(2) For the period beginning May 1, 2001 and ended December 31, 2001

(3) Formerly named Janus Aggressive Growth Portfolio

(4) Formerly named PIMCO Low Duration Bond Portfolio

(5) Formerly named Scudder Variable Life Investment Fund

(6) Formerly named Kemper Variable Series

(7) Formerly named Scudder High Yield Portfolio

(8) For the period beginning September 3, 2002 and ended December 31, 2002 (Note 1)


   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF OPERATIONS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001


                                                                            WM VARIABLE TRUST - STRATEGIC ASSET
                                                                                    MANAGEMENT PORTFOLIOS
                                                             ------------------------------------------------------------------
                                                                                        CONSERVATIVE           CONSERVATIVE
                                                              BALANCED PORTFOLIO     BALANCED PORTFOLIO      GROWTH PORTFOLIO
                                                             --------------------   --------------------   --------------------
                                                              2002(8)       2001     2002(8)      2001      2002(8)      2001
                                                             ---------    -------   ---------    -------   ---------    -------
Investment income:
  Dividends and capital gain distributions                   $      --    $    --   $      --    $    --   $      --    $    --
                                                             ---------    -------   ---------    -------   ---------    -------
    Total investment income                                         --         --          --         --          --         --
                                                             ---------    -------   ---------    -------   ---------    -------
Expenses:
  Mortality and expense risk                                     1,912         --         418         --         742         --
                                                             ---------    -------   ---------    -------   ---------    -------
    Total expenses                                               1,912         --         418         --         742         --
                                                             ---------    -------   ---------    -------   ---------    -------
    Net investment income (loss)                                (1,912)        --        (418)        --        (742)        --
                                                             ---------    -------   ---------    -------   ---------    -------
Realized gains (losses) on investments:
  Proceeds from sales                                              592         --     164,126         --      16,686         --
  Cost of investments sold                                        (605)        --    (161,844)        --     (16,852)        --
                                                             ---------    -------   ---------    -------   ---------    -------
    Net realized gain (loss) from investment transactions          (13)        --       2,282         --        (166)        --
                                                             ---------    -------   ---------    -------   ---------    -------
Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                               --         --          --         --          --         --
  End of period                                                  5,541         --       1,494         --       2,798         --
                                                             ---------    -------   ---------    -------   ---------    -------
    Change in net unrealized appreciation (depreciation)
      of investments                                             5,541         --       1,494         --       2,798         --
                                                             ---------    -------   ---------    -------   ---------    -------
    Net increase (decrease) in net assets from operations    $   3,616    $    --   $   3,358    $    --   $   1,890    $    --
                                                             =========    =======   =========    =======   =========    =======

                                                                 WM VARIABLE TRUST - STRATEGIC ASSET
                                                                        MANAGEMENT PORTFOLIOS
                                                             -------------------------------------------
                                                                   FLEXIBLE               STRATEGIC
                                                               INCOME PORTFOLIO       GROWTH PORTFOLIO
                                                             --------------------   --------------------
                                                              2002(8)      2001      2002(8)      2001
                                                             ---------    -------   ---------    -------
Investment income:
  Dividends and capital gain distributions                   $      --    $    --   $      --    $    --
                                                             ---------    -------   ---------    -------
    Total investment income                                         --         --          --         --
                                                             ---------    -------   ---------    -------
Expenses:
  Mortality and expense risk                                       629         --         583         --
                                                             ---------    -------   ---------    -------
    Total expenses                                                 629         --         583         --
                                                             ---------    -------   ---------    -------
    Net investment income (loss)                                  (629)        --        (583)        --
                                                             ---------    -------   ---------    -------
Realized gains (losses) on investments:
  Proceeds from sales                                              365         --         329         --
  Cost of investments sold                                        (364)        --        (337)        --
                                                             ---------    -------   ---------    -------
    Net realized gain (loss) from investment transactions            1         --          (8)        --
                                                             ---------    -------   ---------    -------
Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                               --         --          --         --
  End of period                                                  6,307         --        (279)        --
                                                             ---------    -------   ---------    -------
    Change in net unrealized appreciation (depreciation)
      of investments                                             6,307         --        (279)        --
                                                             ---------    -------   ---------    -------
    Net increase (decrease) in net assets from operations    $   5,679    $    --   $    (870)   $    --
                                                             =========    =======   =========    =======

(1) Formerly named Dreyfus Small Cap Portfolio

(2) For the period beginning May 1, 2001 and ended December 31, 2001

(3) Formerly named Janus Aggressive Growth Portfolio

(4) Formerly named PIMCO Low Duration Bond Portfolio

(5) Formerly named Scudder Variable Life Investment Fund

(6) Formerly named Kemper Variable Series

(7) Formerly named Scudder High Yield Portfolio

(8) For the period beginning September 3, 2002 and ended December 31, 2002 (Note 1)


   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001


                                                                             CALVERT             DREYFUS VARIABLE
                                                                      VARIABLE SERIES, INC.      INVESTMENT FUND
                                                                      ---------------------  -----------------------
                                                                        SOCIAL SMALL CAP          DEVELOPING
                                                                        GROWTH PORTFOLIO      LEADERS PORTFOLIO(1)
                                                                      ---------------------  -----------------------
                                                                         2002       2001(2)     2002        2001(2)
                                                                      ---------     -------  -----------   ---------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)                                      $   4,616     $   164  $   (13,622)  $  34,769
    Net realized gain (loss) from investment transactions                (3,178)         --      (25,400)       (982)
    Change in net unrealized appreciation (depreciation) of
      investments                                                       (33,054)        350     (238,861)     (8,365)
                                                                      ---------     -------  -----------   ---------
    Net increase (decrease) in net assets resulting from operations     (31,616)        514     (277,883)     25,422
                                                                      ---------     -------  -----------   ---------
  From contract transactions:
    Payments received from contract owners                               58,309       5,216      303,243     176,142
    Transfers for contract benefits and terminations                    (10,153)         --      (86,365)     (7,507)
    Contract maintenance charges                                            (20)         --         (853)        (12)
    Transfers between subaccounts (including fixed account), net        122,799       7,095      753,231     414,787
                                                                      ---------     -------  -----------   ---------
    Net increase (decrease) in net assets from contract transactions    170,935      12,311      969,256     583,410
                                                                      ---------     -------  -----------   ---------
    Total increase (decrease) in net assets                             139,319      12,825      691,373     608,832
Net assets at beginning of period                                        12,825          --      608,832          --
                                                                      ---------     -------  -----------   ---------
Net assets at end of period                                           $ 152,144     $12,825  $ 1,300,205   $ 608,832
                                                                      =========     =======  ===========   =========
Analysis of increase (decrease) in units outstanding:
  Units sold                                                             19,424       1,192      126,703      65,649
  Units redeemed                                                         (2,106)         --      (20,850)     (2,728)
                                                                      ---------     -------  -----------   ---------
    Increase (decrease) in units outstanding                             17,318       1,192      105,853      62,921
Beginning units                                                           1,192          --       62,921          --
                                                                      ---------     -------  -----------   ---------
Ending units                                                             18,510       1,192      168,774      62,921
                                                                      =========     =======  ===========   =========

                                                                                                      DREYFUS
                                                                          DREYFUS VARIABLE      SOCIALLY RESPONSIBLE
                                                                          INVESTMENT FUND        GROWTH FUND, INC.
                                                                      -----------------------   --------------------
                                                                            QUALITY            SOCIALLY RESPONSIBLE
                                                                         BOND PORTFOLIO            GROWTH FUND
                                                                      -----------------------   --------------------
                                                                         2002        2001(2)      2002       2001(2)
                                                                      -----------   ---------   --------    --------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)                                      $    52,361   $  21,900   $   (443)   $   (124)
    Net realized gain (loss) from investment transactions                  (6,101)       (217)    (4,161)        (23)
    Change in net unrealized appreciation (depreciation) of
      investments                                                          49,001     (20,883)   (10,142)     (1,297)
                                                                      -----------   ---------   --------    --------
    Net increase (decrease) in net assets resulting from operations        95,261         800    (14,746)     (1,444)
                                                                      -----------   ---------   --------    --------
  From contract transactions:
    Payments received from contract owners                                396,769     283,027      9,772      25,650
    Transfers for contract benefits and terminations                      (64,133)     (9,478)    (1,549)       (247)
    Contract maintenance charges                                             (928)        (12)       (13)         --
    Transfers between subaccounts (including fixed account), net          459,423     693,024     13,886       5,742
                                                                      -----------   ---------   --------    --------
    Net increase (decrease) in net assets from contract transactions      791,131     966,561     22,096      31,145
                                                                      -----------   ---------   --------    --------
    Total increase (decrease) in net assets                               886,392     967,361      7,350      29,701
Net assets at beginning of period                                         967,361          --     29,701          --
                                                                      -----------   ---------   --------    --------
Net assets at end of period                                           $ 1,853,753   $ 967,361   $ 37,051    $ 29,701
                                                                      ===========   =========   ========    ========
Analysis of increase (decrease) in units outstanding:
  Units sold                                                              108,203      98,313      5,516       3,547
  Units redeemed                                                          (31,738)     (3,517)    (2,765)        (30)
                                                                      -----------   ---------   --------    --------
    Increase (decrease) in units outstanding                               76,465      94,796      2,751       3,517
Beginning units                                                            94,796          --      3,517          --
                                                                      -----------   ---------   --------    --------
Ending units                                                              171,261      94,796      6,268       3,517
                                                                      ===========   =========   ========    ========

(1) Formerly named Dreyfus Small Cap Portfolio

(2) For the period beginning May 1, 2001 and ended December 31, 2001

(3) Formerly named Janus Aggressive Growth Portfolio

(4) Formerly named PIMCO Low Duration Bond Portfolio

(5) Formerly named Scudder Variable Life Investment Fund

(6) Formerly named Kemper Variable Series

(7) Formerly named Scudder High Yield Portfolio

(8) For the period beginning September 3, 2002 and ended December 31, 2002 (Note 1)


   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001


                                                                                    FIDELITY VARIABLE INSURANCE
                                                                                         PRODUCTS FUNDS VIP
                                                                      -----------------------------------------------------------
                                                                            GROWTH PORTFOLIO             INDEX 500 PORTFOLIO
                                                                      ----------------------------   ----------------------------
                                                                          2002           2001(2)        2002            2001(2)
                                                                      -----------      -----------   -----------      -----------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)                                      $   (33,807)     $    (5,739)  $   (15,483)     $    (5,257)
    Net realized gain (loss) from investment transactions                (101,238)          (3,425)      (57,294)          (1,730)
    Change in net unrealized appreciation (depreciation) of
      investments                                                        (909,054)           9,555      (647,143)           6,677
                                                                      -----------      -----------   -----------      -----------
    Net increase (decrease) in net assets resulting from operations    (1,044,099)             391      (719,920)            (310)
                                                                      -----------      -----------   -----------      -----------
  From contract transactions:
    Payments received from contract owners                                966,294          489,330     1,008,810          423,642
    Transfers for contract benefits and terminations                     (207,330)         (17,655)     (166,043)         (15,423)
    Contract maintenance charges                                           (1,693)             (27)       (1,569)             (22)
    Transfers between subaccounts (including fixed account), net        2,100,504        1,068,647     1,810,000        1,052,873
                                                                      -----------      -----------   -----------      -----------
    Net increase (decrease) in net assets from contract transactions    2,857,775        1,540,295     2,651,198        1,461,070
                                                                      -----------      -----------   -----------      -----------
    Total increase (decrease) in net assets                             1,813,676        1,540,686     1,931,278        1,460,760
Net assets at beginning of period                                       1,540,686               --     1,460,760               --
                                                                      -----------      -----------   -----------      -----------
Net assets at end of period                                           $ 3,354,362      $ 1,540,686   $ 3,392,038      $ 1,460,760
                                                                      ===========      ===========   ===========      ===========
Analysis of increase (decrease) in units outstanding:
  Units sold                                                              447,309          181,755       372,438          164,185
  Units redeemed                                                          (70,025)          (7,180)      (49,331)          (4,973)
                                                                      -----------      -----------   -----------      -----------
    Increase (decrease) in units outstanding                              377,284          174,575       323,107          159,212
Beginning units                                                           174,575               --       159,212               --
                                                                      -----------      -----------   -----------      -----------
Ending units                                                              551,859          174,575       482,319          159,212
                                                                      ===========      ===========   ===========      ===========

                                                                      FIDELITY VARIABLE INSURANCE
                                                                          PRODUCTS FUNDS VIP
                                                                      --------------------------
                                                                          MID CAP PORTFOLIO
                                                                      --------------------------
                                                                          2002          2001(2)
                                                                      -----------      ---------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)                                      $    (7,549)     $  (1,597)
    Net realized gain (loss) from investment transactions                  (9,102)          (444)
    Change in net unrealized appreciation (depreciation) of
      investments                                                        (104,075)        19,159
                                                                      -----------      ---------
    Net increase (decrease) in net assets resulting from operations      (120,726)        17,118
                                                                      -----------      ---------
  From contract transactions:
    Payments received from contract owners                                227,747        108,568
    Transfers for contract benefits and terminations                      (69,694)        (5,289)
    Contract maintenance charges                                             (581)            (7)
    Transfers between subaccounts (including fixed account), net          677,501        313,385
                                                                      -----------      ---------
    Net increase (decrease) in net assets from contract transactions      834,973        416,657
                                                                      -----------      ---------
    Total increase (decrease) in net assets                               714,247        433,775
Net assets at beginning of period                                         433,775             --
                                                                      -----------      ---------
Net assets at end of period                                           $ 1,148,022      $ 433,775
                                                                      ===========      =========
Analysis of increase (decrease) in units outstanding:
  Units sold                                                               96,870         44,222
  Units redeemed                                                          (13,875)        (2,245)
                                                                      -----------      ---------
    Increase (decrease) in units outstanding                               82,995         41,977
Beginning units                                                            41,977             --
                                                                      -----------      ---------
Ending units                                                              124,972         41,977
                                                                      ===========      =========

(1) Formerly named Dreyfus Small Cap Portfolio

(2) For the period beginning May 1, 2001 and ended December 31, 2001

(3) Formerly named Janus Aggressive Growth Portfolio

(4) Formerly named PIMCO Low Duration Bond Portfolio

(5) Formerly named Scudder Variable Life Investment Fund

(6) Formerly named Kemper Variable Series

(7) Formerly named Scudder High Yield Portfolio

(8) For the period beginning September 3, 2002 and ended December 31, 2002 (Note 1)


   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001


                                                                      FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                                                               -------------------------------------------------------------------
                                                                                           GLOBAL ASSET         DEVELOPING MARKETS
                                                                  SMALL CAP FUND          ALLOCATION FUND        SECURITIES FUND
                                                               ---------------------   ---------------------   -------------------
                                                                 2002        2001(2)     2002       2001(2)     2002       2001
                                                               ---------   ---------   ---------   --------   --------   --------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)                               $  (5,121)  $  (1,023)  $     465   $  1,658   $    372   $   (346)
    Net realized gain (loss) from investment transactions        (16,434)     (1,984)     (4,365)    (2,825)    (6,744)   (17,808)
    Change in net unrealized appreciation (depreciation) of
      investments                                               (149,348)     18,795      (1,785)     1,882     (1,622)     5,207
                                                               ---------   ---------   ---------   --------   --------   --------
    Net increase (decrease) in net assets resulting from
      operations                                                (170,903)     15,788      (5,685)       715     (7,994)   (12,947)
                                                               ---------   ---------   ---------   --------   --------   --------
  From contract transactions:
    Payments received from contract owners                       168,216      87,953      30,043     26,073        819      6,561
    Transfers for contract benefits and terminations             (38,750)     (3,557)     (5,281)      (249)        --         --
    Contract maintenance charges                                    (370)         (6)        (66)        --       (146)      (120)
    Transfers between subaccounts (including fixed account),
      net                                                        336,947     213,359      25,330     64,289     19,047      1,144
                                                               ---------   ---------   ---------   --------   --------   --------
    Net increase (decrease) in net assets from contract
      transactions                                               466,043     297,749      50,026     90,113     19,720      7,585
                                                               ---------   ---------   ---------   --------   --------   --------
    Total increase (decrease) in net assets                      295,140     313,537      44,341     90,828     11,726     (5,362)
Net assets at beginning of period                                313,537          --      90,828         --     82,948     88,310
                                                               ---------   ---------   ---------   --------   --------   --------
Net assets at end of period                                    $ 608,677   $ 313,537   $ 135,169   $ 90,828   $ 94,674   $ 82,948
                                                               =========   =========   =========   ========   ========   ========

Analysis of increase (decrease) in units outstanding:
  Units sold                                                      71,589      35,830      11,157     12,131      8,345     12,678
  Units redeemed                                                 (12,875)     (2,444)     (5,438)    (2,245)    (6,268)   (11,530)
                                                               ---------   ---------   ---------   --------   --------   --------
    Increase (decrease) in units outstanding                      58,714      33,386       5,719      9,886      2,077      1,148
Beginning units                                                   33,386          --       9,886         --     13,183     12,035
                                                               ---------   ---------   ---------   --------   --------   --------
Ending units                                                      92,100      33,386      15,605      9,886     15,260     13,183
                                                               =========   =========   =========   ========   ========   ========

(1) Formerly named Dreyfus Small Cap Portfolio

(2) For the period beginning May 1, 2001 and ended December 31, 2001

(3) Formerly named Janus Aggressive Growth Portfolio

(4) Formerly named PIMCO Low Duration Bond Portfolio

(5) Formerly named Scudder Variable Life Investment Fund

(6) Formerly named Kemper Variable Series

(7) Formerly named Scudder High Yield Portfolio

(8) For the period beginning September 3, 2002 and ended December 31, 2002 (Note 1)


   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001


                                                                GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                              -------------------------------------------------------------------------
                                                      CAPITAL                 CORE SMALL
                                                    GROWTH FUND             CAP EQUITY FUND      MID CAP VALUE FUND
                                              -------------------------   ------------------  -------------------------
                                                 2002         2001(2)       2002     2001(2)     2002        2001(2)
                                              -----------   -----------   --------   -------  -----------   -----------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)              $   (24,923)  $     1,199   $    (78)   $    1  $     7,937   $    58,372
    Net realized gain (loss) from investment
      transactions                                (90,850)       (2,195)    (1,407)       --      (20,949)         (690)
    Change in net unrealized appreciation
      (depreciation) of investments              (576,611)      (10,648)    (1,207)      177     (184,604)       12,016
                                              -----------   -----------   --------    ------  -----------   -----------
    Net increase (decrease) in net assets
      resulting from operations                  (692,384)      (11,644)    (2,692)      178     (197,616)       69,698
                                              -----------   -----------   --------    ------  -----------   -----------
  From contract transactions:
    Payments received from contract owners        833,868       407,450      7,551        87      622,642       347,102
    Transfers for contract benefits and
      terminations                               (193,951)      (14,684)        --        --     (163,629)      (14,589)
    Contract maintenance charges                   (1,416)          (22)        (8)       --       (1,696)          (31)
    Transfers between subaccounts (including
      fixed account), net                       1,696,324       905,704      5,317     1,558    1,079,863       835,791
                                              -----------   -----------   --------    ------  -----------   -----------
    Net increase (decrease) in net assets
      from contract transactions                2,334,825     1,298,448     12,860     1,645    1,537,180     1,168,273
                                              -----------   -----------   --------    ------  -----------   -----------
    Total increase (decrease) in net assets     1,642,441     1,286,804     10,168     1,823    1,339,564     1,237,971
Net assets at beginning of period               1,286,804            --      1,823        --    1,237,971            --
                                              -----------   -----------   --------    ------  -----------   -----------
Net assets at end of period                   $ 2,929,245   $ 1,286,804   $ 11,991    $1,823  $ 2,577,535   $ 1,237,971
                                              ===========   ===========   ========    ======  ===========   ===========
Analysis of increase (decrease) in units
  outstanding:
  Units sold                                      355,788       149,161      1,688       178      177,743       122,033
  Units redeemed                                  (61,274)       (5,414)      (472)       --      (36,592)       (5,761)
                                              -----------   -----------   --------    ------  -----------   -----------
    Increase (decrease) in units outstanding      294,514       143,747      1,216       178      141,151       116,272
Beginning units                                   143,747            --        178        --      116,272            --
                                              -----------   -----------   --------    ------  -----------   -----------
Ending units                                      438,261       143,747      1,394       178      257,423       116,272
                                              ===========   ===========   ========    ======  ===========   ===========

(1) Formerly named Dreyfus Small Cap Portfolio

(2) For the period beginning May 1, 2001 and ended December 31, 2001

(3) Formerly named Janus Aggressive Growth Portfolio

(4) Formerly named PIMCO Low Duration Bond Portfolio

(5) Formerly named Scudder Variable Life Investment Fund

(6) Formerly named Kemper Variable Series

(7) Formerly named Scudder High Yield Portfolio

(8) For the period beginning September 3, 2002 and ended December 31, 2002 (Note 1)


   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001


                                                                               JANUS ASPEN SERIES
                                                ---------------------------------------------------------------------------------
                                                         MID CAP                                                 CAPITAL
                                                   GROWTH PORTFOLIO(3)         BALANCED PORTFOLIO        APPRECIATION PORTFOLIO
                                                    (SERVICE SHARES)            (SERVICE SHARES)         (INSTITUTIONAL SHARES)
                                                ------------------------   --------------------------   -------------------------
                                                  2002          2001(2)        2002          2001(2)       2002          2001
                                                ---------      ---------   -----------      ---------   -----------   -----------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)                $  (8,743)     $  (2,141)  $    10,257      $   1,412   $   (66,303)  $    10,881
    Net realized gain (loss) from investment
      transactions                                (42,231)        (2,344)       (3,333)           (72)     (498,447)     (393,714)
    Change in net unrealized appreciation
      (depreciation) of investments              (177,771)       (18,961)      (58,839)         2,376    (1,168,931)   (1,286,608)
                                                ---------      ---------   -----------      ---------   -----------   -----------
    Net increase (decrease) in net assets
      resulting from operations                  (228,745)       (23,446)      (51,915)         3,716    (1,733,681)   (1,669,441)
                                                ---------      ---------   -----------      ---------   -----------   -----------
  From contract transactions:
    Payments received from contract owners        151,969        188,780       604,551         53,435     1,230,225     2,086,236
    Transfers for contract benefits and
      terminations                                (40,801)        (6,942)       (2,725)          (207)     (564,977)     (126,715)
    Contract maintenance charges                     (758)           (11)         (279)            --       (11,267)       (3,940)
    Transfers between subaccounts (including
      fixed account), net                         179,628        420,064       333,018        175,448     1,006,550     5,813,039
                                                ---------      ---------   -----------      ---------   -----------   -----------
    Net increase (decrease) in net assets from
      contract transactions                       290,038        601,891       934,565        228,676     1,660,531     7,768,620
                                                ---------      ---------   -----------      ---------   -----------   -----------
    Total increase (decrease) in net assets        61,293        578,445       882,650        232,392       (73,150)    6,099,179
Net assets at beginning of period                 578,445             --       232,392             --     8,989,902     2,890,723
                                                ---------      ---------   -----------      ---------   -----------   -----------
Net assets at end of period                     $ 639,738      $ 578,445   $ 1,115,042      $ 232,392   $ 8,916,752   $ 8,989,902
                                                =========      =========   ===========      =========   ===========   ===========
Analysis of increase (decrease) in units
  outstanding:
  Units sold                                       56,701         77,955       109,857         24,161       631,918     1,461,442
  Units redeemed                                  (14,793)        (2,913)       (8,563)          (116)     (305,744)     (177,565)
                                                ---------      ---------   -----------      ---------   -----------   -----------
    Increase (decrease) in units outstanding       41,908         75,042       101,294         24,045       326,174     1,283,877
Beginning units                                    75,042             --        24,045             --     1,699,767       415,890
                                                ---------      ---------   -----------      ---------   -----------   -----------
Ending units                                      116,950         75,042       125,339         24,045     2,025,941     1,699,767
                                                =========      =========   ===========      =========   ===========   ===========

(1) Formerly named Dreyfus Small Cap Portfolio

(2) For the period beginning May 1, 2001 and ended December 31, 2001

(3) Formerly named Janus Aggressive Growth Portfolio

(4) Formerly named PIMCO Low Duration Bond Portfolio

(5) Formerly named Scudder Variable Life Investment Fund

(6) Formerly named Kemper Variable Series

(7) Formerly named Scudder High Yield Portfolio

(8) For the period beginning September 3, 2002 and ended December 31, 2002 (Note 1)


   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001


                                                                                   PIMCO VARIABLE INSURANCE TRUST
                                                                       -----------------------------------------------------
                                                                                FOREIGN                       LOW
                                                                             BOND PORTFOLIO          DURATION PORTFOLIO(4)
                                                                       -------------------------   -------------------------
                                                                          2002          2001          2002          2001
                                                                       -----------   -----------   -----------   -----------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)                                       $    46,053   $    12,945   $   114,152   $    89,550
    Net realized gain (loss) from investment transactions                     (931)         (745)       (1,627)       (1,926)
    Change in net unrealized appreciation (depreciation) of
      investments                                                           75,185         7,471       115,382         6,593
                                                                       -----------   -----------   -----------   -----------
    Net increase (decrease) in net assets resulting from operations        120,307        19,671       227,907        94,217
                                                                       -----------   -----------   -----------   -----------
  From contract transactions:
    Payments received from contract owners                                 477,889       346,732       852,639       849,624
    Transfers for contract benefits and terminations                       (87,696)      (11,769)     (229,591)      (28,888)
    Contract maintenance charges                                              (956)         (138)       (2,431)         (634)
    Transfers between subaccounts (including fixed account), net           626,280       608,815     1,164,511     1,728,962
                                                                       -----------   -----------   -----------   -----------
    Net increase (decrease) in net assets from contract transactions     1,015,517       943,640     1,785,128     2,549,064
                                                                       -----------   -----------   -----------   -----------
    Total increase (decrease) in net assets                              1,135,824       963,311     2,013,035     2,643,281
Net assets at beginning of period                                        1,031,305        67,994     2,940,203       296,922
                                                                       -----------   -----------   -----------   -----------
Net assets at end of period                                            $ 2,167,129   $ 1,031,305   $ 4,953,238   $ 2,940,203
                                                                       ===========   ===========   ===========   ===========

Analysis of increase (decrease) in units outstanding:
  Units sold                                                               120,120        92,655       227,277       258,803
  Units redeemed                                                           (30,882)       (6,578)      (71,002)      (23,057)
                                                                       -----------   -----------   -----------   -----------
    Increase (decrease) in units outstanding                                89,238        86,077       156,275       235,746
Beginning units                                                             92,153         6,076       262,740        26,994
                                                                       -----------   -----------   -----------   -----------
Ending units                                                               181,391        92,153       419,015       262,740
                                                                       ===========   ===========   ===========   ===========

                                                                                   SCUDDER VARIABLE SERIES I(5)
                                                                       ------------------------------------------------------
                                                                                                            GLOBAL
                                                                            BOND PORTFOLIO            DISCOVERY PORTFOLIO
                                                                       -------------------------   --------------------------
                                                                          2002          2001          2002           2001(2)
                                                                       -----------   -----------   -----------      ---------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)                                       $   143,298   $    58,245   $   (12,690)     $  (2,000)
    Net realized gain (loss) from investment transactions                  (10,551)       (8,167)      (35,840)        (1,325)
    Change in net unrealized appreciation (depreciation) of
      investments                                                           81,324        20,967      (185,406)         3,885
                                                                       -----------   -----------   -----------      ---------
    Net increase (decrease) in net assets resulting from operations        214,071        71,045      (233,936)           560
                                                                       -----------   -----------   -----------      ---------
  From contract transactions:
    Payments received from contract owners                                 495,821       778,946       336,833        181,799
    Transfers for contract benefits and terminations                      (243,319)      (28,333)      (72,156)        (6,255)
    Contract maintenance charges                                            (1,934)         (854)         (638)            (9)
    Transfers between subaccounts (including fixed account), net           610,515     1,489,841       687,208        365,716
                                                                       -----------   -----------   -----------      ---------
    Net increase (decrease) in net assets from contract transactions       861,083     2,239,600       951,247        541,251
                                                                       -----------   -----------   -----------      ---------
    Total increase (decrease) in net assets                              1,075,154     2,310,645       717,311        541,811
Net assets at beginning of period                                        2,726,895       416,250       541,811             --
                                                                       -----------   -----------   -----------      ---------
Net assets at end of period                                            $ 3,802,049   $ 2,726,895   $ 1,259,122      $ 541,811
                                                                       ===========   ===========   ===========      =========

Analysis of increase (decrease) in units outstanding:
  Units sold                                                               133,257       240,409       152,340         66,624
  Units redeemed                                                           (57,480)      (34,725)      (27,772)        (2,409)
                                                                       -----------   -----------   -----------      ---------
    Increase (decrease) in units outstanding                                75,777       205,684       124,568         64,215
Beginning units                                                            242,471        36,787        64,215             --
                                                                       -----------   -----------   -----------      ---------
Ending units                                                               318,248       242,471       188,783         64,215
                                                                       ===========   ===========   ===========      =========

(1) Formerly named Dreyfus Small Cap Portfolio

(2) For the period beginning May 1, 2001 and ended December 31, 2001

(3) Formerly named Janus Aggressive Growth Portfolio

(4) Formerly named PIMCO Low Duration Bond Portfolio

(5) Formerly named Scudder Variable Life Investment Fund

(6) Formerly named Kemper Variable Series

(7) Formerly named Scudder High Yield Portfolio

(8) For the period beginning September 3, 2002 and ended December 31, 2002 (Note 1)


   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001


                                                                                         SCUDDER VARIABLE
                                                                                      SERIES I, CONTINUED(5)
                                                                      -----------------------------------------------------
                                                                             GROWTH AND
                                                                          INCOME PORTFOLIO         INTERNATIONAL PORTFOLIO
                                                                      -------------------------   -------------------------
                                                                          2002          2001          2002          2001
                                                                      -----------   -----------   -----------   -----------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)                                      $   (16,030)  $   113,586   $   (15,881)  $   138,805
    Net realized gain (loss) from investment transactions                (245,875)     (172,828)     (240,421)      (82,455)
    Change in net unrealized appreciation (depreciation) of
      investments                                                      (1,043,833)     (485,413)     (436,072)     (439,737)
                                                                      -----------   -----------   -----------   -----------
    Net increase (decrease) in net assets resulting from operations    (1,305,738)     (544,655)     (692,374)     (383,387)
                                                                      -----------   -----------   -----------   -----------
  From contract transactions:
    Payments received from contract owners                                300,368     1,141,522       791,273       609,850
    Transfers for contract benefits and terminations                     (245,486)     (168,940)     (244,799)      (27,583)
    Contract maintenance charges                                           (6,606)       (2,556)       (2,753)         (428)
    Transfers between subaccounts (including fixed account), net         (182,046)    3,420,661     1,337,592     1,610,479
                                                                      -----------   -----------   -----------   -----------
    Net increase (decrease) in net assets from contract transactions     (133,770)    4,390,687     1,881,313     2,192,318
                                                                      -----------   -----------   -----------   -----------
    Total increase (decrease) in net assets                            (1,439,508)    3,846,032     1,188,939     1,808,931
Net assets at beginning of period                                       5,411,655     1,565,623     2,186,508       377,577
                                                                      -----------   -----------   -----------   -----------
Net assets at end of period                                           $ 3,972,147   $ 5,411,655   $ 3,375,447   $ 2,186,508
                                                                      ===========   ===========   ===========   ===========
Analysis of increase (decrease) in units outstanding:
  Units sold                                                               77,671       603,647       480,162       391,585
  Units redeemed                                                          (99,031)     (109,802)     (107,151)      (30,026)
                                                                      -----------   -----------   -----------   -----------
    Increase (decrease) in units outstanding                              (21,360)      493,845       373,011       361,559
Beginning units                                                           657,768       163,923       406,986        45,427
                                                                      -----------   -----------   -----------   -----------
Ending units                                                              636,408       657,768       779,997       406,986
                                                                      ===========   ===========   ===========   ===========

                                                                         SCUDDER VARIABLE
                                                                       SERIES I, CONTINUED(5)
                                                                      -------------------------
                                                                               MONEY
                                                                          MARKET PORTFOLIO
                                                                      -------------------------
                                                                          2002          2001
                                                                      -----------   -----------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)                                      $     3,001   $     9,594
    Net realized gain (loss) from investment transactions                      --            --
    Change in net unrealized appreciation (depreciation) of
      investments                                                              --            --
                                                                      -----------   -----------
    Net increase (decrease) in net assets resulting from operations         3,001         9,594
                                                                      -----------   -----------
  From contract transactions:
    Payments received from contract owners                                293,909       435,373
    Transfers for contract benefits and terminations                     (257,295)       (1,547)
    Contract maintenance charges                                             (548)         (241)
    Transfers between subaccounts (including fixed account), net          460,118       457,168
                                                                      -----------   -----------
    Net increase (decrease) in net assets from contract transactions      496,184       890,753
                                                                      -----------   -----------
    Total increase (decrease) in net assets                               499,185       900,347
Net assets at beginning of period                                       1,019,555       119,208
                                                                      -----------   -----------
Net assets at end of period                                           $ 1,518,740   $ 1,019,555
                                                                      ===========   ===========
Analysis of increase (decrease) in units outstanding:
  Units sold                                                              136,894       104,245
  Units redeemed                                                          (90,281)      (19,541)
                                                                      -----------   -----------
    Increase (decrease) in units outstanding                               46,613        84,704
Beginning units                                                            95,622        10,918
                                                                      -----------   -----------
Ending units                                                              142,235        95,622
                                                                      ===========   ===========

(1) Formerly named Dreyfus Small Cap Portfolio

(2) For the period beginning May 1, 2001 and ended December 31, 2001

(3) Formerly named Janus Aggressive Growth Portfolio

(4) Formerly named PIMCO Low Duration Bond Portfolio

(5) Formerly named Scudder Variable Life Investment Fund

(6) Formerly named Kemper Variable Series

(7) Formerly named Scudder High Yield Portfolio

(8) For the period beginning September 3, 2002 and ended December 31, 2002 (Note 1)


   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001


                                                                                 SCUDDER VARIABLE SERIES II(6)
                                                                      ----------------------------------------------------
                                                                              GOVERNMENT
                                                                        SECURITIES PORTFOLIO      HIGH INCOME PORTFOLIO(7)
                                                                      -------------------------   ------------------------
                                                                          2002          2001          2002         2001
                                                                      -----------   -----------   -----------    ---------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)                                      $    92,233   $    40,325   $    83,799    $   2,891
    Net realized gain (loss) from investment transactions                   4,085        (8,579)      (27,414)      (6,422)
    Change in net unrealized appreciation (depreciation) of
      investments                                                         230,073        96,597       (75,456)       1,250
                                                                      -----------   -----------   -----------    ---------
    Net increase (decrease) in net assets resulting from operations       326,391       128,343       (19,071)      (2,281)
                                                                      -----------   -----------   -----------    ---------
  From contract transactions:
    Payments received from contract owners                              1,000,532     1,092,917       541,982      267,093
    Transfers for contract benefits and terminations                     (318,588)      (43,640)      (62,212)      (7,394)
    Contract maintenance charges                                           (3,252)         (997)         (726)         (19)
    Transfers between subaccounts (including fixed account), net          982,645     2,342,603       751,673      484,995
                                                                      -----------   -----------   -----------    ---------
    Net increase (decrease) in net assets from contract transactions    1,661,337     3,390,883     1,230,717      744,675
                                                                      -----------   -----------   -----------    ---------
    Total increase (decrease) in net assets                             1,987,728     3,519,226     1,211,646      742,394
Net assets at beginning of period                                       3,985,508       466,282       766,622       24,228
                                                                      -----------   -----------   -----------    ---------
Net assets at end of period                                           $ 5,973,236   $ 3,985,508   $ 1,978,268    $ 766,622
                                                                      ===========   ===========   ===========    =========
Analysis of increase (decrease) in units outstanding:
  Units sold                                                              275,808       339,736       170,039       85,537
  Units redeemed                                                         (135,164)      (33,891)      (34,945)      (4,771)
                                                                      -----------   -----------   -----------    ---------
    Increase (decrease) in units outstanding                              140,644       305,845       135,094       80,766
Beginning units                                                           347,084        41,239        83,213        2,447
                                                                      -----------   -----------   -----------    ---------
Ending units                                                              487,728       347,084       218,307       83,213
                                                                      ===========   ===========   ===========    =========

                                                                               SCUDDER VARIABLE SERIES II(6)
                                                                      -------------------------------------------------
                                                                           SMALL CAP             DREMAN HIGH RETURN
                                                                        GROWTH PORTFOLIO          EQUITY PORTFOLIO
                                                                      ---------------------   -------------------------
                                                                        2002        2001          2002          2001
                                                                      ---------   ---------   -----------   -----------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)                                      $  (5,340)  $  61,532   $   (15,672)  $   (17,997)
    Net realized gain (loss) from investment transactions               (64,146)   (181,611)     (185,525)      (15,681)
    Change in net unrealized appreciation (depreciation) of
      investments                                                      (107,737)    (42,961)   (1,831,918)        8,332
                                                                      ---------   ---------   -----------   -----------
    Net increase (decrease) in net assets resulting from operations    (177,223)   (163,040)   (2,033,115)      (25,346)
                                                                      ---------   ---------   -----------   -----------
  From contract transactions:
    Payments received from contract owners                               26,220     101,806     1,952,767     1,788,764
    Transfers for contract benefits and terminations                    (20,468)    (35,982)     (595,196)     (158,464)
    Contract maintenance charges                                           (762)       (370)       (8,812)       (2,148)
    Transfers between subaccounts (including fixed account), net        (12,388)    284,014     3,040,336     4,266,321
                                                                      ---------   ---------   -----------   -----------
    Net increase (decrease) in net assets from contract transactions     (7,398)    349,468     4,389,095     5,894,473
                                                                      ---------   ---------   -----------   -----------
    Total increase (decrease) in net assets                            (184,621)    186,428     2,355,980     5,869,127
Net assets at beginning of period                                       521,450     335,022     7,031,580     1,162,453
                                                                      ---------   ---------   -----------   -----------
Net assets at end of period                                           $ 336,829   $ 521,450   $ 9,387,560   $ 7,031,580
                                                                      =========   =========   ===========   ===========
Analysis of increase (decrease) in units outstanding:
  Units sold                                                             20,097     114,478       457,318       471,610
  Units redeemed                                                        (21,901)    (48,471)     (119,505)      (37,686)
                                                                      ---------   ---------   -----------   -----------
    Increase (decrease) in units outstanding                             (1,804)     66,007       337,813       433,924
Beginning units                                                         114,717      48,710       519,114        85,190
                                                                      ---------   ---------   -----------   -----------
Ending units                                                            112,913     114,717       856,927       519,114
                                                                      =========   =========   ===========   ===========

(1) Formerly named Dreyfus Small Cap Portfolio

(2) For the period beginning May 1, 2001 and ended December 31, 2001

(3) Formerly named Janus Aggressive Growth Portfolio

(4) Formerly named PIMCO Low Duration Bond Portfolio

(5) Formerly named Scudder Variable Life Investment Fund

(6) Formerly named Kemper Variable Series

(7) Formerly named Scudder High Yield Portfolio

(8) For the period beginning September 3, 2002 and ended December 31, 2002 (Note 1)


   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001


                                                                                     WM VARIABLE TRUST
                                                           -----------------------------------------------------------------------
                                                                  EQUITY                  MID CAP                SMALL CAP
                                                                INCOME FUND              STOCK FUND              STOCK FUND
                                                           ---------------------   -----------------------   ---------------------
                                                             2002       2001(2)       2002        2001(2)      2002       2001(2)
                                                           ---------   ---------   -----------   ---------   ---------   ---------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)                           $   5,870   $      68   $    11,181   $  (1,911)  $  35,877   $   7,888
    Net realized gain (loss) from investment transactions    (12,861)     (9,367)      (19,661)       (633)    (69,849)     (3,903)
    Change in net unrealized appreciation (depreciation)
      of investments                                         (76,747)      4,834       (92,738)     32,380    (243,844)     22,107
                                                           ---------   ---------   -----------   ---------   ---------   ---------
    Net increase (decrease) in net assets resulting from
      operations                                             (83,738)     (4,465)     (101,218)     29,836    (277,816)     26,092
                                                           ---------   ---------   -----------   ---------   ---------   ---------
  From contract transactions:
    Payments received from contract owners                   445,302      46,158       308,580     148,025     231,162      88,180
    Transfers for contract benefits and terminations         (24,000)       (311)      (96,098)     (5,405)    (39,920)     (3,271)
    Contract maintenance charges                                (307)         (3)         (590)        (18)       (315)         (8)
    Transfers between subaccounts (including fixed
      account), net                                          375,443     243,194       363,917     382,201     383,467     224,602
                                                           ---------   ---------   -----------   ---------   ---------   ---------
    Net increase (decrease) in net assets from contract
      transactions                                           796,438     289,038       575,809     524,803     574,394     309,503
                                                           ---------   ---------   -----------   ---------   ---------   ---------
    Total increase (decrease) in net assets                  712,700     284,573       474,591     554,639     296,578     335,595
Net assets at beginning of period                            284,573          --       554,639          --     335,595          --
                                                           ---------   ---------   -----------   ---------   ---------   ---------
Net assets at end of period                                $ 997,273   $ 284,573   $ 1,029,230   $ 554,639   $ 632,173   $ 335,595
                                                           =========   =========   ===========   =========   =========   =========
Analysis of increase (decrease) in units outstanding:
  Units sold                                                 102,977      36,484        82,931      55,082     113,434      37,494
  Units redeemed                                             (17,801)     (8,700)      (24,907)     (2,484)    (21,843)     (2,586)
                                                           ---------   ---------   -----------   ---------   ---------   ---------
    Increase (decrease) in units outstanding                  85,176      27,784        58,024      52,598      91,591      34,908
Beginning units                                               27,784          --        52,598          --      34,908          --
                                                           ---------   ---------   -----------   ---------   ---------   ---------
Ending units                                                 112,960      27,784       110,622      52,598     126,499      34,908
                                                           =========   =========   ===========   =========   =========   =========

(1) Formerly named Dreyfus Small Cap Portfolio

(2) For the period beginning May 1, 2001 and ended December 31, 2001

(3) Formerly named Janus Aggressive Growth Portfolio

(4) Formerly named PIMCO Low Duration Bond Portfolio

(5) Formerly named Scudder Variable Life Investment Fund

(6) Formerly named Kemper Variable Series

(7) Formerly named Scudder High Yield Portfolio

(8) For the period beginning September 3, 2002 and ended December 31, 2002 (Note 1)


   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001


                                                                      WM VARIABLE TRUST - STRATEGIC ASSET MANAGEMENT PORTFOLIOS
                                                                      ---------------------------------------------------------
                                                                          BALANCED            CONSERVATIVE       CONSERVATIVE
                                                                          PORTFOLIO        BALANCED PORTFOLIO  GROWTH PORTFOLIO
                                                                      ------------------   ------------------  ----------------
                                                                        2002(8)     2001    2002(8)     2001    2002(8)    2001
                                                                      -----------   ----   ---------    -----  ---------   ----
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)                                      $    (1,912)  $ --   $    (418)   $  --  $    (742)  $ --
    Net realized gain (loss) from investment transactions                     (13)    --       2,282       --       (166)    --
    Change in net unrealized appreciation (depreciation) of
      investments                                                           5,541     --       1,494       --      2,798     --
                                                                      -----------   ----   ---------    -----  ---------   ----
    Net increase (decrease) in net assets resulting from operations         3,616     --       3,358       --      1,890     --
                                                                      -----------   ----   ---------    -----  ---------   ----
  From contract transactions:
    Payments received from contract owners                                140,003     --         200       --    231,243     --
    Transfers for contract benefits and terminations                           --     --          --       --       (180)    --
    Contract maintenance charges                                               --     --          --       --        (30)    --
    Transfers between subaccounts (including fixed account), net        1,070,572     --     140,267       --    413,556     --
                                                                      -----------   ----   ---------    -----  ---------   ----
    Net increase (decrease) in net assets from contract transactions    1,210,575     --     140,467       --    644,589     --
                                                                      -----------   ----   ---------    -----  ---------   ----
    Total increase (decrease) in net assets                             1,214,191     --     143,825       --    646,479     --
Net assets at beginning of period                                              --     --          --       --         --     --
                                                                      -----------   ----   ---------    -----  ---------   ----
Net assets at end of period                                           $ 1,214,191   $ --   $ 143,825    $  --  $ 646,479   $ --
                                                                      ===========   ====   =========    =====  =========   ====
Analysis of increase (decrease) in units outstanding:
  Units sold                                                              127,185     --      30,798       --     66,935     --
  Units redeemed                                                           (6,417)    --     (16,624)      --     (1,796)    --
                                                                      -----------   ----   ---------    -----  ---------   ----
    Increase (decrease) in units outstanding                              120,768     --      14,174       --     65,139     --
Beginning units                                                                --     --          --       --         --     --
                                                                      -----------   ----   ---------    -----  ---------   ----
Ending units                                                              120,768     --      14,174       --     65,139     --
                                                                      ===========   ====   =========    =====  =========   ====

(1) Formerly named Dreyfus Small Cap Portfolio

(2) For the period beginning May 1, 2001 and ended December 31, 2001

(3) Formerly named Janus Aggressive Growth Portfolio

(4) Formerly named PIMCO Low Duration Bond Portfolio

(5) Formerly named Scudder Variable Life Investment Fund

(6) Formerly named Kemper Variable Series

(7) Formerly named Scudder High Yield Portfolio

(8) For the period beginning September 3, 2002 and ended December 31, 2002 (Note 1)


   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001



                                                                               WM VARIABLE TRUST - STRATEGIC
                                                                           ASSET MANAGEMENT PORTFOLIOS, CONTINUED
                                                                        --------------------------------------------
                                                                          FLEXIBLE INCOME        STRATEGIC GROWTH
                                                                             PORTFOLIO              PORTFOLIO
                                                                        ---------------------  ---------------------
                                                                         2002(8)       2001     2002(8)      2001
                                                                        ---------   ---------  ---------   ---------
Increase (decrease) in  net assets:
  From operations:
    Net investment income (loss)                                        $    (629)  $      --  $    (583)  $      --
    Net realized gain (loss) from investment transactions                       1          --         (8)         --
    Change in net unrealized appreciation (depreciation) of
      investments                                                           6,307          --       (279)         --
                                                                        ---------   ---------  ---------   ---------
    Net increase (decrease) in net assets resulting from operations         5,679          --       (870)         --
                                                                        ---------   ---------  ---------   ---------
  From contract transactions:
    Payments received from  contract owners                               114,800          --     74,910          --
    Transfers for contract benefits and terminations                           --          --         --          --
    Contract maintenance charges                                               --          --        (32)         --
    Transfers between subaccounts (including fixed account), net          153,671          --    209,972          --
                                                                        ---------   ---------  ---------   ---------
    Net increase (decrease) in  net assets from contract transactions     268,471          --    284,850          --
                                                                        ---------   ---------  ---------   ---------
    Total increase (decrease) in  net assets                              274,150          --    283,980          --
Net assets at beginning of period                                              --          --         --          --
                                                                        ---------   ---------  ---------   ---------
Net assets at end of period                                             $ 274,150   $      --  $ 283,980   $      --
                                                                        =========   =========  =========   =========

Analysis of increase (decrease) in units outstanding:
  Units sold                                                               26,750          --     28,898          --
  Units redeemed                                                               --          --         (3)         --
                                                                        ---------   ---------  ---------   ---------
    Increase (decrease) in units outstanding                               26,750          --     28,895          --
Beginning units                                                                --          --         --          --
                                                                        ---------   ---------  ---------   ---------
Ending units                                                               26,750          --     28,895          --
                                                                        =========   =========  =========   =========

(1) Formerly named Dreyfus Small Cap Portfolio

(2) For the period beginning May 1, 2001 and ended December 31, 2001

(3) Formerly named Janus Aggressive Growth Portfolio

(4) Formerly named PIMCO Low Duration Bond Portfolio

(5) Formerly named Scudder Variable Life Investment Fund

(6) Formerly named Kemper Variable Series

(7) Formerly named Scudder High Yield Portfolio

(8) For the period beginning September 3, 2002 and ended December 31, 2002 (Note 1)


   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS


1.      THE COMPANY

        The Farmers Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Farmers New World Life Insurance Company (the "Company") during 2000 and exists in accordance with the regulations of the Office of the Insurance Commissioner of the State of Washington. The Company is a wholly-owned subsidiary of Farmers Group, Inc. ("FGI"), whose ultimate parent is Zurich Financial Services Group. FGI, an insurance holding company that provides management services, is attorney-in-fact for three inter-insurance exchanges and their subsidiaries.

        Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct, but the obligations of the Account, including benefits related to the variable annuity contract, are obligations of the Company.

        The Account is a funding vehicle for individual variable annuity contracts, which may consist of optional riders for additional insurance benefits. Investments are made in the underlying mutual fund portfolios and are valued at the reported net asset values of such portfolios, which value their investment securities at fair value. Investment transactions are recorded on a trade date basis. The deposits collected for these contracts are invested at the direction of the contractholders in the sub accounts that comprise the Account. The Account is currently comprised of thirty-five sub accounts. The value of each subaccount will increase or decrease, depending on the investment performance of the corresponding portfolio. The sub accounts invest in the following underlying mutual fund portfolios (collectively, the "Funds"):

        CALVERT VARIABLE SERIES, INC.
                Social Small Cap Growth Portfolio

        DREYFUS VARIABLE INVESTMENT FUND - SERVICE CLASS SHARES
                Developing Leaders Portfolio
                Quality Bond Portfolio

        DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - SERVICE CLASS SHARES

        FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS VIP - SERVICE CLASS SHARES
                Growth Portfolio
                Index 500 Portfolio
                Mid Cap Portfolio

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED


1.      THE COMPANY (CONTINUED)

        FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2 SHARES
                Small Cap Fund
                Global Asset Allocation Fund
                Developing Markets Securities Fund

        GOLDMAN SACHS VARIABLE INSURANCE TRUST
                Capital Growth Fund
                CORE Small Cap Equity Fund
                Mid Cap Value Fund

        JANUS ASPEN SERIES
                Mid Cap Growth Portfolio - Service Shares
                Balanced Portfolio - Service Shares
                Capital Appreciation Portfolio - Institutional Shares

        PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE CLASS SHARES
                Foreign Bond Portfolio
                Low Duration Portfolio

        SCUDDER VARIABLE SERIES I - CLASS A SHARES
                Bond Portfolio
                Global Discovery Portfolio
                Growth and Income Portfolio
                International Portfolio
                Money Market Portfolio

        SCUDDER VARIABLE SERIES II - CLASS A SHARES
                Government Securities Portfolio
                High Income Portfolio
                Small Cap Growth Portfolio
                Dreman High Return Equity Portfolio

        WM VARIABLE TRUST - CLASS 2 SHARES
                Equity Income Fund
                Mid Cap Stock Fund
                Small Cap Stock Fund

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED


1.      THE COMPANY (CONTINUED)

        WM VARIABLE TRUST - STRATEGIC ASSET MANAGEMENT PORTFOLIOS - CLASS 2
        SHARES
                Balanced Portfolio(1)
                Conservative Balanced Portfolio(1)
                Conservative Growth Portfolio(1)
                Flexible Income Portfolio(1)
                Strategic Growth Portfolio(1)

        (1) Additional investment option available to contract holders as of September 3, 2002.

        The Company owns the assets in the Account, and is obligated to pay all benefits under the policies the Company issues. The Company provides insurance and administrative services to the contractholders for a fee. The Company also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return.

        The Company has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

 2.     SIGNIFICANT ACCOUNTING POLICIES

        USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

        The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

        VALUATION OF INVESTMENTS AND ACCUMULATION UNIT VALUES

        Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value per share of the respective portfolios at December 31, 2002. Accumulation unit values are computed daily based on total net assets of the Account.

        REALIZED GAINS AND LOSSES

        Realized gains and losses represent the difference between the proceeds from sales of shares and the cost of such shares, which are determined using the specific identified cost method.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED


2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

        FEDERAL INCOME TAX

        The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Therefore, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

        DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

        Dividend income and capital gain distributions received by the Funds are reinvested in additional Fund shares and are recognized on the ex-distribution date.

3.      EXPENSES

        MORTALITY AND EXPENSE RISK CHARGE

        The Company assumes mortality and expense risk related to the operations of the Account and deducts charges daily. The mortality and expense risk charge covers insurance benefits available with the contracts and certain expense of the contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract. The charge is equal, on an annual basis, to 0.95% of the average daily net assets in the subaccounts (1.20% if either the optional Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit is selected by the contractholder; 1.45% if both benefits are chosen).

        Administration charge

        The Company will deduct a daily asset-based administration charge, at an annual rate of 0.20%, from each subaccount to help reimburse for administrative charges.

        CONTRACT MAINTENANCE CHARGES

        Surrender charge

        The Company may deduct a surrender charge if, during the pay-in period, the policyholder fully surrenders the policy or withdraws cash value. A surrender charge of up to 7% of certain amounts withdrawn will be deducted, if applicable.

        Records maintenance charge

        The Company deducts a records maintenance charge of $30 from the contract value on the last valuation day of each contract year during the pay-in period, on the date when the contract is surrendered, and at the annuity start date. This charge will be waived if certain conditions are met.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED


4.      PURCHASES AND SALES OF INVESTMENTS

        The aggregate cost of the shares acquired and the aggregate proceeds from shares sold during the periods ended December 31, 2002 consist of the following:

                                                                        PURCHASES        SALES
                                                                        ----------     ----------
        CALVERT VARIABLE SERIES, INC
            Social Small Cap Growth Portfolio                           $  196,814     $   21,083

        DREYFUS VARIABLE INVESTMENT FUND
            Developing Leaders Portfolio                                 1,034,542         77,428
            Quality Bond Portfolio                                       1,057,580        211,972

        DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC
            Socially Responsible Growth Fund                                42,504         20,812

        FIDELITY VARIABLE INSURANCE PRODUCT FUNDS VIP
            Growth Portfolio                                             3,032,008        204,173
            Index 500 Portfolio                                          2,797,365        157,783
            Mid Cap Portfolio                                              898,050         69,293

        FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
            Small Cap Fund                                                 501,519         39,896
            Global Asset Allocation Fund                                    96,668         46,022
            Developing Markets Securities Fund                              58,255         38,056

        GOLDMAN SACHS VARIABLE INSURANCE TRUST
            Capital Growth Fund                                          2,525,804        212,519
            CORE Small Cap Equity Fund                                      15,768          2,971
            Mid Cap Value Fund                                           1,703,949        155,876

        JANUS ASPEN SERIES
            Mid Cap Growth Portfolio (Service Shares)                      341,178         59,162
            Balanced Portfolio (Service Shares)                          1,022,150         76,268
            Capital Appreciation Portfolio (Institutional Shares)        2,414,553        810,023

        PIM CO VARIABLE INSURANCE TRUST
            Foreign Bond Portfolio                                       1,263,542        199,488
            Low Duration Portfolio                                       2,398,048        493,034

        SCUDDER VARIABLE SERIES I
            Bond Portfolio                                               1,477,594        468,812
            Global Discovery Portfolio                                   1,034,426         94,423
            Growth and Income Portfolio                                    479,440        624,605
            International Portfolio                                      2,113,803        244,485
            Money Market Portfolio                                       1,412,831        912,032

        SCUDDER VARIABLE SERIES II
            Government Securities Portfolio                              2,971,449      1,211,070
            High Income Portfolio                                        1,508,147        191,370
            Small Cap Growth Portfolio                                      61,521         73,860
            Dreman High Return Equity Portfolio                          5,043,493        659,229

        WM VARIABLE TRUST
            Equity Income Fund                                             966,126        162,667
            Mid Cap Stock Fund                                             721,972        133,784
            Small Cap Stock Fund                                           682,996         71,960

        WM VARIABLE TRUST - STRATEGIC ASSET MANAGEMENT PORTFOLIOS
            Balanced Portfolio                                           1,210,420            592
            Conservative Balanced Portfolio                                304,358        164,126
            Conservative Growth Portfolio                                  661,030         16,686
            Flexible Income Portfolio                                      268,476            365
            Strategic Growth Portfolio                                     284,856            329

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED


5.      FINANCIAL HIGHLIGHTS

        The Company sells variable annuity insurance products, which have unique combinations of features and fees that are charges against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options as discussed in Note 3.

                                                                                            EXPENSE                 TOTAL
                                                                             INVESTMENT      RATIO**              RETURN***
                                                     UNIT           NET        INCOME      LOWEST TO             LOWEST TO
                                      UNITS       FAIR VALUE       ASSETS      RATIO*       HIGHEST               HIGHEST
                                    ---------  ----------------  ----------  ----------  -------------     -----------------------
CALVERT VARIABLE SERIES, INC:
   Social Small Cap Growth Portfolio
               2002                    18,510  $ 8.19 to $ 8.25  $  152,144     2.94%    0.05% - 0.69%     (23.81)%  to  (23.43)%
               2001(1)                  1,192   10.74 to  10.78      12,825     0.00%    0.00% - 0.62%       5.91%   to    6.26%

DREYFUS VARIABLE INVESTMENT FUND:
   Developing Leaders Portfolio (2)
               2002                   168,774    7.66 to   7.73   1,300,205     0.02%    0.25% - 0.49%     (20.62)%  to  (20.23)%
               2001(1)                 62,921    9.66 to   9.69     608,832     0.40%    0.16% - 0.49%      (3.97)%  to   (3.65)%

   Quality Bond Portfolio
               2002                   171,261   10.77 to  10.86   1,853,753     4.81%    0.24% - 0.49%       5.73%   to    6.25%
               2001(1)                 94,796   10.18 to  10.22     967,361     5.89%    0.19% - 0.45%       1.52%   to    1.85%

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND:
               2002                     6,268    5.87 to   5.92      37,051     0.02%    0.04% - 0.88%     (30.29)%  to  (29.94)%
               2001(1)                  3,517    8.42 to   8.45      29,701     0.00%    0.00% - 0.97%     (17.14)%  to  (16.87)%

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS VIP:
   Growth Portfolio
               2002                   551,859    6.05 to   6.10   3,354,362     0.08%    0.25% - 0.48%     (31.33)%  to  (30.99)%
               2001(1)                174,575    8.81 to   8.84   1,540,686     0.00%    0.16% - 0.48%     (13.27)%  to  (12.98)%

   Index 500 Portfolio
               2002                   482,319    7.00 to   7.05   3,392,038     0.70%    0.23% - 0.51%     (23.59)%  to  (23.21)%
               2001(1)                159,212    9.16 to   9.19   1,460,760     0.00%    0.18% - 0.49%      (9.66)%  to   (9.36)%

   Mid Cap Portfolio
               2002                   124,972    9.14 to   9.22   1,148,022     0.44%    0.22% - 0.37%     (11.36)%  to  (10.92)%
               2001(1)                 41,977   10.31 to  10.35     433,775     0.00%    0.18% - 0.38%       2.75%   to    3.09%

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED


5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                            EXPENSE                 TOTAL
                                                                             INVESTMENT      RATIO**              RETURN***
                                                     UNIT           NET        INCOME      LOWEST TO             LOWEST TO
                                      UNITS       FAIR VALUE       ASSETS      RATIO*       HIGHEST               HIGHEST
                                    ---------  ----------------  ----------  ----------  -------------     -----------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST:
    Small Cap Fund
               2002                    92,100  $ 6.57 to $ 6.63  $  608,677     0.26%    0.25% - 0.50%     (29.84)%  to  (29.50)%
               2001(1)                 33,386    9.37 to   9.40     313,537     0.12%    0.15% - 0.52%      (7.32)%  to   (7.01)%

    Global Asset Allocation Fund
               2002                    15,605    8.63 to   8.70     135,169     1.77%    0.02% - 0.55%      (5.94)%  to   (5.48)%
               2001(1)                  9,886    9.17 to   9.20      90,828     0.73%    0.02% - 0.52%      (9.02)%  to   (8.72)%

    Developing Markets Securities Fund
               2002                    15,260    6.14 to   6.23      94,674     1.66%    0.23% - 0.43%      (1.77)%  to   (1.28)%
               2001                    13,183    6.25 to   6.31      82,948     0.96%    0.04% - 0.58%      (9.63)%  to   (9.10)%

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
    Capital Growth Fund
               2002                   438,261    6.65 to   6.70   2,929,245     0.26%    0.25% - 0.48%     (25.56)%  to  (25.19)%
               2001(1)                143,747    8.93 to   8.96   1,286,804     0.47%    0.17% - 0.48%     (11.97)%  to  (11.68)%

    CORE Small Cap Equity Fund
               2002                     1,394    8.55 to   8.62      11,991     0.40%    0.00% - 0.95%     (16.35)%  to  (15.93)%
               2001(1)                    178   10.22 to  10.25       1,823     1.43%    0.00% - 0.94%       1.44%   to    1.78%

    Mid Cap Value Fund
               2002                   257,423    9.96 to  10.04   2,577,535     1.28%    0.25% - 0.49%      (6.24)%  to   (5.78)%
               2001(1)                116,272   10.62 to  10.66   1,237,971     2.55%    0.18% - 0.49%       5.96%   to    6.32%

JANUS ASPEN SERIES:
    Mid Cap Growth Portfolio - Service Shares (3)
               2002                   116,950    5.44 to   5.48     639,738     0.00%    0.17% - 0.61%     (29.29)%  to  (28.94)%
               2001(1)                 75,042    7.69 to   7.72     578,445     0.00%    0.16% - 0.47%     (23.19)%  to  (22.93)%

    Balanced Portfolio - Service Shares
               2002                   125,339    8.85 to   8.93   1,115,042     2.67%    0.13% - 0.57%      (8.19)%  to   (7.74)%
               2001(1)                 24,045    9.64 to   9.67     232,392     3.17%    0.01% - 0.61%      (4.29)%  to   (3.97)%

    Capital Appreciation Portfolio Institutional Shares
               2002                 2,025,941    4.36 to   4.42   8,916,752     0.60%    0.23% - 0.53%     (17.04)%  to  (16.63)%
               2001                 1,699,767    5.26 to   5.31   8,989,902     1.43%    0.22% - 0.50%     (23.00)%  to  (22.55)%

PIMCO VARIABLE INSURANCE TRUST:
    Foreign Bond Portfolio
               2002                   181,391   11.85 to  12.01   2,167,129     3.50%    0.24% - 0.49%       6.43%   to    6.96%
               2001                    92,153   11.13 to  11.23   1,031,305     3.76%    0.21% - 0.47%       5.79%   to    6.41%

    Low Duration Portfolio (4)
               2002                   419,015   11.72 to  11.88   4,953,238     3.40%    0.24% - 0.45%       5.32%   to    5.84%
               2001                   262,740   11.13 to  11.23   2,940,203     4.95%    0.23% - 0.43%       5.90%   to    6.41%

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED


5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                            EXPENSE                 TOTAL
                                                                             INVESTMENT      RATIO**              RETURN***
                                                     UNIT           NET        INCOME      LOWEST TO             LOWEST TO
                                      UNITS       FAIR VALUE       ASSETS      RATIO*       HIGHEST               HIGHEST
                                    ---------  ----------------  ----------  ----------  -------------     -----------------------
SCUDDER VARIABLE SERIES I:
    Bond Portfolio
               2002                   318,248  $11.84 to $12.01  $3,802,049     5.57%    0.21% - 0.44%       5.91%   to    6.43%
               2001                   242,471   11.18 to  11.28   2,726,895     3.91%    0.22% - 0.42%       4.04%   to    4.56%

    Global Discovery Portfolio
               2002                   188,783    6.64 to   6.69   1,259,122     0.00%    0.24% - 0.47%     (21.19)%  to   (20.80)%
               2001(1)                 64,215    8.42 to   8.45     541,811     0.00%    0.16% - 0.50%     (16.05)%  to   (15.77)%

    Growth and Income Portfolio
               2002                   636,408    6.19 to   6.27   3,972,147     0.99%    0.24% - 0.53%     (24.38)%  to   (24.00)%
               2001                   657,768    8.18 to   8.25   5,411,655     1.24%    0.25% - 0.49%     (12.78)%  to   (12.29)%

    International Portfolio
               2002                   779,997    4.29 to   4.35   3,375,447     0.79%    0.25% - 0.50%     (19.69)%  to   (19.30)%
               2001                   406,986    5.34 to   5.39   2,186,508     0.26%    0.22% - 0.48%     (32.03)%  to   (31.60)%

    Money Market Portfolio
               2002                   142,235   10.57 to  10.71   1,518,740     1.47%    0.12% - 0.74%      (0.16)%  to     0.34%
               2001                    95,622   10.58 to  10.68   1,019,555     3.00%    0.10% - 0.72%       2.17%   to     2.67%

SCUDDER VARIABLE SERIES II:
    Government Securities Portfolio
               2002                   487,728   12.14 to  12.31   5,973,236     3.10%    0.25% - 0.49%       6.30%   to     6.82%
               2001                   347,084   11.42 to  11.52   3,985,508     2.72%    0.23% - 0.43%       5.74%   to     6.27%

    High Income Portfolio (5)
               2002                   218,307    8.98 to   9.11   1,978,268     6.83%    0.26% - 0.46%      (1.92)%  to    (1.44)%
               2001                    83,213    9.16 to   9.24     766,622     2.17%    0.22% - 0.48%       1.00%   to     1.44%

    Small Cap Growth Portfolio
               2002                   112,913    2.96 to   3.00     336,829     0.00%    0.26% - 0.44%     (34.55)%  to   (34.22)%
               2001                   114,717    4.52 to   4.56     521,450     0.00%    0.25% - 0.40%     (30.02)%  to   (29.62)%

    Dreman High Return Equity Portfolio
               2002                   856,927   10.86 to  11.01   9,387,560     0.83%    0.26% - 0.51%     (19.37)%  to   (18.97)%
               2001                   519,114   13.47 to  13.59   7,031,580     0.87%    0.23% - 0.49%       0.00%   to     0.50%

WM VARIABLE TRUST:
    Equity Income Fund
               2002                   112,960    8.79 to   8.86     997,273     1.97%    0.22% - 0.40%     (14.09)%  to   (13.67)%
               2001(1)                 27,784   10.23 to  10.26     284,573     0.78%    0.11% - 0.70%       1.79%   to     2.12%

    Mid Cap Stock Fund
               2002                   110,622    9.26 to   9.34   1,029,230     0.17%    0.25% - 0.47%     (11.99)%  to   (11.56)%
               2001(1)                 52,598   10.52 to  10.56     554,639     0.01%    0.18% - 0.46%       4.46%   to     4.81%

    Small Cap Stock Fund
               2002                   126,499    4.98 to   5.02     632,173     0.00%    0.24% - 0.45%     (48.14)%  to   (47.88)%
               2001(1)                 34,908    9.59 to   9.63     335,595     1.59%    0.19% - 0.46%      (5.63)%  to    (5.32)%

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED


5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                            EXPENSE                 TOTAL
                                                                             INVESTMENT      RATIO**              RETURN***
                                                     UNIT           NET        INCOME      LOWEST TO             LOWEST TO
                                      UNITS       FAIR VALUE       ASSETS      RATIO*       HIGHEST               HIGHEST
                                    ---------  ----------------  ----------  ----------  -------------     -----------------------
WM VARIABLE TRUST - STRATEGIC ASSET
  MANAGEMENT PORTFOLIOS:
    Balanced Portfolio
               2002(6)                120,768  $10.04 to $10.06  $1,214,191     0.00%    0.00% - 0.44%       2.02%   to    2.18%
               2001                        --      --        --          --       --       --      --          --            --

    Conservative Balanced Portfolio
               2002(6)                 14,174   10.14 to  10.16     143,825     0.00%    0.00% - 1.12%       2.42%   to    2.59%
               2001                        --      --        --          --       --       --      --          --            --

    Conservative Growth Portfolio
               2002(6)                 65,139    9.91 to   9.93     646,479     0.00%    0.05% - 0.57%       1.65%   to    1.81%
               2001                        --      --        --          --       --       --      --          --            --

    Flexible Income Portfolio
               2002(6)                 26,750   10.23 to  10.25     274,150     0.00%    0.00% - 0.75%       2.62%   to    2.78%
               2001                        --      --        --          --       --       --      --          --            --

    Strategic Growth Portfolio
               2002(6)                 28,895    9.82 to   9.84     283,980     0.00%    0.00% - 0.68%       1.41%   to    1.57%
               2001                        --      --        --          --       --       --      --          --            --

(1)    For the period beginning May 1, 2001 and ended December 31, 2001.

(2)    Formerly named Dreyfus Small Cap Portfolio.

(3)    Formerly named Janus Aggressive Growth Portfolio.

(4)    Formerly named PIMCO Low Duration Bond Portfolio.

(5)    Formerly named Scudder High Yield Portfolio.

(6)    For the period beginning September 3, 2002 and ended December 31, 2002.

* These amounts represent the annualized dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, to average net assets for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units or administrative charges levied as a direct charge to the contract holders' accounts; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED


6.      UNITS ISSUED AND REDEEMED


                                                   INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY WITH
                                                        STANDARD BENEFIT UNIT ACTIVITY DURING:
                                                  ---------------------------------------------------
                                                     UNITS                    2002                       ACCUMULATION
                                                  OUTSTANDING    ------------------------------------     UNIT VALUE
                                                  DECEMBER 31,   UNITS        UNITS          UNITS       DECEMBER 31,
                                                     2001        ISSUED      REDEEMED     OUTSTANDING       2002
                                                  ------------   -------     --------     -----------    ------------
CALVERT VARIABLE SERIES, INC.:
     Social Small Cap Growth Portfolio                   --        1,632         (775)          857         8.25
DREYFUS VARIABLE INVESTMENT FUND:
     Developing Leaders Portfolio (1)                31,154       46,673      (10,483)       67,344         7.73
     Quality Bond Portfolio                          41,115       45,040       (9,730)       76,425        10.86
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND:
     Socially Responsible Growth Fund                 2,922        4,134       (2,368)        4,688         5.92
FIDELITY VARIABLE INSURANCE PRODUCT FUNDS VIP:
     Growth Portfolio                                84,293      164,349      (30,688)      217,954         6.10
     Index 500 Portfolio                             76,484      152,984      (21,185)      208,283         7.05
     Mid Cap Portfolio                               16,378       28,850       (5,369)       39,859         9.22
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST:
     Small Cap Fund                                  17,151       26,814       (5,037)       38,928         6.63
     Global Asset Allocation Fund                     4,949        4,330       (4,534)        4,745         8.70
     Developing Markets Securities Fund               5,238        2,023         (265)        6,996         6.23
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
     Capital Growth Fund                             68,856      132,025      (26,705)      174,176         6.70
     CORE Small Cap Equity Fund                          11          552           --           563         8.62
     Mid Cap Value Fund                              56,772       63,885      (16,140)      104,517        10.04
JANUS ASPEN SERIES:
     Mid Cap Growth Portfolio (2)                    35,998       32,622       (4,320)       64,300         5.48
     Balanced Portfolio                              16,363       44,314       (6,955)       53,722         8.93
     Capital Appreciation Portfolio                 788,721      241,347     (130,535)      899,533         4.42
PIM CO  VARIABLE INSURANCE TRUST:
     Foreign Bond Portfolio                          41,484       44,579      (11,083)       74,980        12.01
     Low Duration Portfolio (3)                     108,273       77,139      (22,432)      162,980        11.88
SCUDDER VARIABLE SERIES I:
     Bond Portfolio                                  98,087       45,248      (21,162)      122,173        12.01
     Global Discovery Portfolio                      31,992       52,975       (9,381)       75,586         6.69
     Growth and Income Portfolio                    299,135       36,790      (46,796)      289,129         6.27
     International Portfolio                        193,708      183,862      (47,943)      329,627         4.35
     Money Market Portfolio                          70,727       78,100      (64,559)       84,268        10.71
SCUDDER VARIABLE SERIES II:
     Government Securities Portfolio                147,064      144,069      (73,769)      217,364        12.31
     High Income Portfolio (4)                       39,479       58,156      (11,108)       86,527         9.11
     Small Cap Growth Portfolio                      47,090        5,677      (13,907)       38,860         3.00
     Dreman High Return Equity Portfolio            245,243      171,503      (54,248)      362,498        11.01
WM VARIABLE TRUST:
     Equity Income Fund                               9,279       33,228       (5,077)       37,430         8.86
     Mid Cap Stock Fund                              24,815       23,865       (9,748)       38,932         9.34
     Small Cap Stock Fund                            16,243       32,738       (7,077)       41,904         5.02
WM VARIABLE TRUST - STRATEGIC ASSET
  MANAGEMENT:
     Balanced Portfolio                                  --       69,138           --        69,138        10.06
     Conservative Balanced Portfolio                     --       19,232      (15,893)        3,339        10.16
     Conservative Growth Portfolio                       --       43,333       (1,778)       41,555         9.93
     Flexible Income Portfolio                           --       20,733           --        20,733        10.25
     Strategic Growth Portfolio                          --       13,017           --        13,017         9.84

(1) Formerly named Dreyfus Small Cap Portfolio

(2) Formerly named Janus Aggressive Growth Portfolio

(3) Formerly named PIMCO Low Duration Bond Portfolio

(4) Formerly named Scudder High Yield Portfolio

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED


6.   UNITS ISSUED AND REDEEMED (CONTINUED)

                                                  INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY WITH
                                                 GUARANTEED MINIMUM DEATH BENEFIT UNIT ACTIVITY DURING:
                                                 ------------------------------------------------------
                                                     UNITS                      2002                       ACCUMULATION
                                                  OUTSTANDING    --------------------------------------     UNIT VALUE
                                                  DECEMBER 31,   UNITS          UNITS          UNITS       DECEMBER 31,
                                                     2001        ISSUED        REDEEMED     OUTSTANDING       2002
                                                  ------------   -------       --------     -----------    ------------
CALVERT VARIABLE SERIES, INC.:
     Social Small Cap Growth Portfolio                  687        7,439           (720)        7,406         8.22
DREYFUS VARIABLE INVESTMENT FUND:
     Developing Leaders Portfolio(1)                  8,802       30,490         (4,029)       35,263         7.70
     Quality Bond Portfolio                          15,819       32,851        (14,647)       34,023        10.81
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND:
     Socially Responsible Growth Fund                   386          670           (396)          660         5.89
FIDELITY VARIABLE INSURANCE PRODUCT FUNDS VIP:
     Growth Portfolio                                24,985      126,576        (18,015)      133,546         6.07
     Index 500 Portfolio                             26,349       91,493        (13,979)      103,863         7.03
     Mid Cap Portfolio                                8,928       29,711         (3,535)       35,104         9.18
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST:
     Small Cap Fund                                   4,483       17,825         (3,048)       19,260         6.60
     Global Asset Allocation Fund                       241          972           (442)          771         8.66
     Developing Markets Securities Fund               2,809           13             (5)        2,817         6.19
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
     Capital Growth Fund                             21,125       96,404        (16,232)      101,297         6.68
     CORE Small Cap Equity Fund                         167        1,136           (472)          831         8.59
     Mid Cap Value Fund                              18,169       48,228         (8,258)       58,139        10.00
JANUS ASPEN SERIES:
     Mid Cap Growth Portfolio(2)                     10,404        6,586         (3,263)       13,727         5.46
     Balanced Portfolio                                 436       13,607           (124)       13,919         8.89
     Capital Appreciation Portfolio                 266,864      157,251        (61,156)      362,959         4.39
PIMCO VARIABLE INSURANCE TRUST:
     Foreign Bond Portfolio                          16,481       40,221        (12,261)       44,441        11.93
     Low Duration Portfolio(3)                       54,903       92,239        (29,387)      117,755        11.80
SCUDDER VARIABLE SERIES I:
     Bond Portfolio                                  56,830       54,764        (21,870)       89,724        11.93
     Global Discovery Portfolio                       8,835       40,117         (5,040)       43,912         6.66
     Growth and Income Portfolio                    114,605       10,755        (18,169)      107,191         6.23
     International Portfolio                         65,786      121,042        (24,010)      162,818         4.32
     Money Market Portfolio                           7,064       34,769        (17,925)       23,908        10.64
SCUDDER VARIABLE SERIES II:
     Government Securities Portfolio                 74,329       74,968        (33,299)      115,998        12.22
     High Income Portfolio(4)                        12,937       52,967        (14,975)       50,929         9.05
     Small Cap Growth Portfolio                      20,795        3,826           (644)       23,977         2.98
     Dreman High Return Equity Portfolio             86,040      117,578        (29,884)      173,734        10.94
WM VARIABLE TRUST:
     Equity Income Fund                               2,954       38,505         (1,696)       39,763         8.82
     Mid Cap Stock Fund                              11,224       18,801         (5,580)       24,445         9.30
     Small Cap Stock Fund                             6,318       25,274         (5,621)       25,971         5.00
WM VARIABLE TRUST - STRATEGIC ASSET
  MANAGEMENT:
     Balanced Portfolio                                  --        2,826             --         2,826        10.05
     Conservative Balanced Portfolio                     --          137             --           137        10.15
     Conservative Growth Portfolio                       --       11,487             --        11,487         9.92
     Flexible Income Portfolio                           --          431             --           431        10.24
     Strategic Growth Portfolio                          --           --             --            --         9.83

(1) Formerly named Dreyfus Small Cap Portfolio

(2) Formerly named Janus Aggressive Growth Portfolio

(3) Formerly named PIMCO Low Duration Bond Portfolio

(4) Formerly named Scudder High Yield Portfolio

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED


6.      UNITS ISSUED AND REDEEMED (CONTINUED)


                                                INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY WITH
                                                GUARANTEED RETIREMENT DEATH BENEFIT UNIT ACTIVITY DURING:
                                                ---------------------------------------------------------
                                                     UNITS                      2002                       ACCUMULATION
                                                  OUTSTANDING    ----------------------------------------   UNIT VALUE
                                                  DECEMBER 31,   UNITS          UNITS          UNITS       DECEMBER 31,
                                                     2001        ISSUED        REDEEMED     OUTSTANDING       2002
                                                --------------   -------       --------     -------------  ------------
CALVERT VARIABLE SERIES, INC.:
     Social Small Cap Growth Portfolio                  505        9,420         (317)          9,608         8.22
DREYFUS VARIABLE INVESTMENT FUND:
     Developing Leaders Portfolio(1)                 10,023       33,635       (2,974)         40,684         7.70
     Quality Bond Portfolio                          18,892       15,687       (2,117)         32,462        10.81
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND:
     Socially Responsible Growth Fund                    --          419           --             419         5.89
FIDELITY VARIABLE INSURANCE PRODUCT FUNDS VIP:
     Growth Portfolio                                28,579       95,992       (9,766)        114,805         6.07
     Index 500 Portfolio                             23,896       69,736       (5,683)         87,949         7.03
     Mid Cap Portfolio                                8,927       27,478       (3,191)         33,214         9.18
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST:
     Small Cap Fund                                   4,932       16,713       (2,150)         19,495         6.60
     Global Asset Allocation Fund                       885        4,835         (333)          5,387         8.66
     Developing Markets Securities Fund               5,136          144         (318)          4,962         6.19
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
     Capital Growth Fund                             22,628       78,520       (8,007)         93,141         6.68
     CORE Small Cap Equity Fund                          --           --           --              --         8.59
     Mid Cap Value Fund                              17,592       41,645       (5,487)         53,750        10.00
JANUS ASPEN SERIES:
     Mid Cap Growth Portfolio(2)                     13,086        9,176       (4,103)         18,159         5.46
     Balanced Portfolio                               2,358       29,492       (1,444)         30,406         8.89
     Capital Appreciation Portfolio                 352,516      147,574      (66,585)        433,505         4.39
PIMCO VARIABLE INSURANCE TRUST:
     Foreign Bond Portfolio                          18,448       19,527       (3,248)         34,727        11.93
     Low Duration Portfolio(3)                       57,390       28,838       (9,210)         77,018        11.80
SCUDDER VARIABLE SERIES I:
     Bond Portfolio                                  55,552       17,563       (7,952)         65,163        11.93
     Global Discovery Portfolio                       9,826       34,096       (4,337)         39,585         6.66
     Growth and Income Portfolio                    128,803       18,540      (19,654)        127,689         6.23
     International Portfolio                         64,836      106,929      (15,096)        156,669         4.32
     Money Market Portfolio                          12,076       15,998       (5,339)         22,735        10.64
SCUDDER VARIABLE SERIES II:
     Government Securities Portfolio                 70,655       29,036      (16,476)         83,215        12.22
     High Income Portfolio(4)                        14,784       37,022       (4,277)         47,529         9.05
     Small Cap Growth Portfolio                      29,778        5,718       (2,494)         33,002         2.98
     Dreman High Return Equity Portfolio             90,113      105,972      (17,774)        178,311        10.94
WM VARIABLE TRUST:
     Equity Income Fund                               4,718       15,310         (159)         19,869         8.82
     Mid Cap Stock Fund                               8,529       21,526       (5,268)         24,787         9.30
     Small Cap Stock Fund                             4,906       23,404       (3,259)         25,051         5.00
WM VARIABLE TRUST - STRATEGIC ASSET
   MANAGEMENT:
     Balanced Portfolio                                  --       26,291           --          26,291        10.05
     Conservative Balanced Portfolio                     --          298           --             298        10.15
     Conservative Growth Portfolio                       --        3,755           --           3,755         9.92
     Flexible Income Portfolio                           --        2,628           --           2,628        10.24
     Strategic Growth Portfolio                          --        3,532           --           3,532         9.83

(1) Formerly named Dreyfus Small Cap Portfolio

(2) Formerly named Janus Aggressive Growth Portfolio

(3) Formerly named PIMCO Low Duration Bond Portfolio

(4) Formerly named Scudder High Yield Portfolio

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED


6.      UNITS ISSUED AND REDEEMED (CONTINUED)

                                                      INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY
                                                       WITH GUARANTEED MINIMUM DEATH BENEFIT AND
                                                        RETIREMENT BENEFIT UNIT ACTIVITY DURING:
                                                  ---------------------------------------------------
                                                     UNITS                    2002                       ACCUMULATION
                                                  OUTSTANDING    ------------------------------------     UNIT VALUE
                                                  DECEMBER 31,   UNITS        UNITS          UNITS       DECEMBER 31,
                                                     2001        ISSUED      REDEEMED     OUTSTANDING       2002
                                                  ------------   -------     --------     -----------    ------------
CALVERT VARIABLE SERIES, INC.:
     Social Small Cap Growth Portfolio                   --          933         (294)          639         8.19
DREYFUS VARIABLE INVESTMENT FUND:
     Developing Leaders Portfolio(1)                 12,942       15,905       (3,364)       25,483         7.66
     Quality Bond Portfolio                          18,970       14,625       (5,244)       28,351        10.77
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND:
     Socially Responsible Growth Fund                   209          293           (1)          501         5.87
FIDELITY VARIABLE INSURANCE PRODUCT FUNDS VIP:
     Growth Portfolio                                36,718       60,392      (11,556)       85,554         6.05
     Index 500 Portfolio                             32,483       58,225       (8,484)       82,224         7.00
     Mid Cap Portfolio                                7,744       10,831       (1,780)       16,795         9.14
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST:
     Small Cap Fund                                   6,820       10,237       (2,640)       14,417         6.57
     Global Asset Allocation Fund                     3,811        1,020         (129)        4,702         8.63
     Developing Markets Securities Fund                  --        6,165       (5,680)          485         6.14
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
     Capital Growth Fund                             31,138       48,839      (10,330)       69,647         6.65
     CORE Small Cap Equity Fund                          --           --           --            --         8.55
     Mid Cap Value Fund                              23,739       23,985       (6,707)       41,017         9.96
JANUS ASPEN SERIES:
     Mid Cap Growth Portfolio(2)                     15,554        8,317       (3,107)       20,764         5.44
     Balanced Portfolio                               4,888       22,444          (40)       27,292         8.85
     Capital Appreciation Portfolio                 291,666       85,746      (47,468)      329,944         4.36
PIMCO VARIABLE INSURANCE TRUST:
     Foreign Bond Portfolio                          15,740       15,793       (4,290)       27,243        11.85
     Low Duration Portfolio(3)                       42,174       29,061       (9,973)       61,262        11.72
SCUDDER VARIABLE SERIES I:
     Bond Portfolio                                  32,002       15,682       (6,496)       41,188        11.84
     Global Discovery Portfolio                      13,562       25,152       (9,014)       29,700         6.64
     Growth and Income Portfolio                    115,225       11,586      (14,412)      112,399         6.19
     International Portfolio                         82,656       68,329      (20,102)      130,883         4.29
     Money Market Portfolio                           5,755        8,027       (2,458)       11,324        10.57
SCUDDER VARIABLE SERIES II:
     Government Securities Portfolio                 55,036       27,735      (11,620)       71,151        12.14
     High Income Portfolio(4)                        16,013       21,894       (4,585)       33,322         8.98
     Small Cap Growth Portfolio                      17,054        4,876       (4,856)       17,074         2.96
     Dreman High Return Equity Portfolio             97,718       62,265      (17,599)      142,384        10.86
WM VARIABLE TRUST:
     Equity Income Fund                              10,833       15,934      (10,869)       15,898         8.79
     Mid Cap Stock Fund                               8,030       18,739       (4,311)       22,458         9.26
     Small Cap Stock Fund                             7,441       32,018       (5,886)       33,573         4.98
WM VARIABLE TRUST - STRATEGIC ASSET
   MANAGEMENT:
     Balanced Portfolio                                  --       28,930       (6,417)       22,513        10.04
     Conservative Balanced Portfolio                     --       11,131         (731)       10,400        10.14
     Conservative Growth Portfolio                       --        8,360          (18)        8,342         9.91
     Flexible Income Portfolio                           --        2,958           --         2,958        10.23
     Strategic Growth Portfolio                          --       12,349           (3)       12,346         9.82

(1) Formerly named Dreyfus Small Cap Portfolio

(2) Formerly named Janus Aggressive Growth Portfolio

(3) Formerly named PIMCO Low Duration Bond Portfolio

(4) Formerly named Scudder High Yield Portfolio

FARMERS NEW WORLD LIFE
INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
REPORT ON AUDITS OF FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Farmers New World Life Insurance Company

In our opinion, the accompanying balance sheets and the related statements of income, of comprehensive income, of stockholder's equity, and of cash flows present fairly, in all material respects, the financial position of Farmers New World Life Insurance Company (a wholly-owned subsidiary of Farmers Group, Inc.) (the "Company") at December 31, 2002 and 2001, and the results of its operations and its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

January 17, 2003

INDEPENDENT AUDITOR'S REPORT



Board of Directors
Farmers New World Life Insurance Company
Mercer Island, Washington


We have audited the balance sheet of Farmers New World Life Insurance Company (a wholly owned subsidiary of Farmers Group, Inc.)(the Company) as of December 31, 2000 (not presented herein) and the accompanying statements of income, comprehensive income, stockholder's equity, and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, these financial statements present fairly, in all material respects, the financial position of Farmers New World Life Insurance Company as of December 31, 2000 and the results of its operations and its cash flows for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP



February 12, 2001
Seattle, Washington

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
BALANCE SHEETS
DECEMBER 31, 2002 AND 2001
(IN THOUSANDS)

                                                                                                    2002             2001
                                     ASSETS
Investments (Notes 3 and 4):
  Bonds, classified as available-for-sale, at fair value (cost: $4,400,830 and $3,895,808)      $  4,649,384      $ 3,994,357
  Redeemable preferred stocks, classified as available-for-sale, at fair value (cost:$6,896
    and $21,806)                                                                                       6,186           21,307
  Nonredeemable preferred stocks, classified as available-for-sale, at fair value
    (cost: $10,346 and $11,128)                                                                       10,203           12,245
  Common stocks, classified as available-for-sale, at fair value (cost: $165,370 and
    $272,339)                                                                                        154,163          262,927
  Mortgage loans on real estate, net of allowance for losses                                           8,219           28,901
  Investment real estate, net of accumulated depreciation and allowance for losses                    78,240           80,814
  Surplus notes and certificates of contribution of the P&C Group (Note 17)                          490,500          490,500
  Policy loans                                                                                       241,591          232,287
  Joint ventures                                                                                       1,883            3,624
  S&P 500 call options, at fair value (cost: $37,951 and $36,453)                                      1,845           12,690
  Notes receivable                                                                                    22,435           12,435
                                                                                                ------------      -----------
    Total investments                                                                              5,664,649        5,152,087

Cash and cash equivalents                                                                            188,610          168,526
Accrued investment income                                                                             66,911           59,660
Other receivables                                                                                    135,073          195,490
Deferred policy acquisition costs                                                                    580,195          561,248
Value of business acquired (Note 5)                                                                  254,510          274,531
Property and equipment, net of accumulated depreciation of $21,005 and $17,466                        21,156           22,477
Securities lending collateral (Note 6)                                                               180,893           12,925
Other assets                                                                                           3,014            6,786
Separate accounts                                                                                     86,632           53,074
                                                                                                ------------      -----------

    Total                                                                                       $  7,181,643      $ 6,506,804
                                                                                                ============      ===========

                      LIABILITIES AND STOCKHOLDER'S EQUITY
Policy liabilities and accruals:
  Future policy benefits                                                                        $  4,191,202      $ 3,858,012
  Policy claims                                                                                       40,656           38,076
                                                                                                ------------      -----------
    Total policy liabilities and accruals                                                          4,231,858        3,896,088
                                                                                                ------------      -----------

Other policyholder funds and dividends                                                               329,880          264,458
                                                                                                ------------      -----------
Accrued expenses and other liabilities:
  Securities lending liability (Note 6)                                                              180,893           12,925
  Death benefit liability                                                                             70,301           60,980
  Other liabilities                                                                                  123,190          188,739
  Separate accounts                                                                                   86,632           53,074
                                                                                                ------------      -----------
    Total accrued expenses and other liabilities                                                     461,016          315,718
                                                                                                ------------      -----------
Income taxes (Note 7):
  Current                                                                                                  -                -
  Deferred                                                                                           180,839          112,541
                                                                                                ------------      -----------

    Total income taxes                                                                               180,839          112,541
                                                                                                ------------      -----------

    Total liabilities                                                                              5,203,593        4,588,805
                                                                                                ------------      -----------
Commitments and contingencies (Notes 8 and 10)
Stockholder's equity:
  Common stock ($1 par value - 25,000,000 shares authorized, 6,600,000 shares issued
    and outstanding at 2002 and 2001, respectively)                                                    6,600            6,600
  Additional paid-in capital                                                                         994,246          994,246
  Accumulated other comprehensive income, net of deferred tax expense of
    $58,471 and $22,882                                                                              108,589           42,496
  Retained earnings (Note 9)                                                                         868,615          874,657
                                                                                                ------------      -----------
    Total stockholder's equity                                                                     1,978,050        1,917,999
                                                                                                ------------      -----------

    Total liabilities and stockholder's equity                                                  $  7,181,643      $ 6,506,804
                                                                                                ============      ===========

    The accompanying notes are an integral part of the financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
(IN THOUSANDS)

                                                                                2002           2001          2000
Revenues:
  Net premiums earned (Note 10)                                               $ 252,225     $ 274,844     $  228,519
  Universal life and annuity policy charges                                     223,677       218,258        214,504
  Net investment income (Note 3)                                                343,315       331,378        321,989
  Net realized investment gains (losses) (Note 3)                               (17,201)       41,319         62,285
  Impairment losses on investments (Note 3)                                     (54,338)      (82,764)       (22,429)
  Other income                                                                      506           665            181
                                                                              ---------     ---------     ----------
    Total revenues                                                              748,184       783,700        805,049
                                                                              ---------     ---------     ----------

Benefits and expenses:
  Death and other benefits (Note 10)                                            175,730       165,076        141,759
  Increase in liability for future life policy benefits                          94,774       115,324         76,327
  Interest credited to policyholders                                            178,364       178,821        162,888
  Underwriting, acquisition and insurance expenses:
    Amortization of deferred policy acquisition costs                            62,742        75,009         85,908
    Amortization of value of business acquired                                   13,949        22,399         22,849
    Life commissions, net of reinsurance (Note 10)                               (8,483)         (963)         3,881
    General and administrative expenses                                          64,250        55,097         51,431
                                                                              ---------     ---------     ----------
    Total benefits and expenses                                                 581,326       610,763        545,043
                                                                              ---------     ---------     ----------

    Income before provision for income taxes                                    166,858       172,937        260,006
                                                                              ---------     ---------     ----------

Provision (benefit) for income taxes (Note 7):
  Current                                                                        26,573        73,797        105,294
  Deferred                                                                       31,327       (17,015)       (14,903)
                                                                              ---------     ---------     ----------
    Total provisions for income taxes                                            57,900        56,782         90,391
                                                                              ---------     ---------     ----------
    Net income                                                                $ 108,958     $ 116,155     $  169,615
                                                                              =========     =========     ==========

The accompanying notes are an integral part of the financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
(IN THOUSANDS)

                                                                                2002           2001          2000
Net income                                                                    $ 108,958     $ 116,155     $  169,615
                                                                              ---------     ---------     ----------
Other comprehensive income, net of tax:
  Unrealized holding gains (losses) on securities:
    Unrealized holding gains on securities, net of tax provision of
      $26,094, $21,577 and $40,608                                               48,460        40,071         75,415
    Reclassification adjustment for losses (gains) included in net income, net of tax provision (benefit) of ($25,102), ($14,599)
      and $9,056                                                                 46,617        27,113        (16,818)
                                                                              ---------     ---------     ----------
    Net unrealized holding gains on securities, net of tax provision of
      $51,196, $36,176 and $31,552                                               95,077        67,184         58,597

  Effect of the change in net unrealized gains and losses on other
    insurance accounts, net of tax benefit of $15,607, $6,570 and $13,311       (28,984)      (12,202)       (24,720)
                                                                              ---------     ---------     ----------
    Other comprehensive income                                                   66,093        54,982         33,877
                                                                              ---------     ---------     ----------

Comprehensive income                                                          $ 175,051     $ 171,137     $  203,492
                                                                              =========     =========     ==========

The accompanying notes are an integral part of the financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
(IN THOUSANDS)

                                                                                         ACCUMULATED
                                                                            ADDITIONAL     OTHER                        TOTAL
                                                                  COMMON     PAID-IN    COMPREHENSIVE   RETAINED   STOCKHOLDER'S
                                                                  STOCK      CAPITAL    INCOME (LOSS)   EARNINGS      EQUITY
                                                                 ---------  ----------  --------------  ---------  -------------
Balance, January 1, 2000                                         $   6,600  $  994,246  $     (46,363)  $ 700,887  $   1,655,370

Net income                                                               -           -              -     169,615        169,615
Unrealized gain on available-for-sale investments arising
  during the period, net of tax of $40,608                               -           -         75,415           -         75,415
Reclassification adjustment for gains included in net income,
  net of tax, of $9,056                                                  -           -        (16,818)          -        (16,818)
Change in effect of unrealized gains on other insurance
  accounts, net of tax of ($13,311)                                      -           -        (24,720)          -        (24,720)
                                                                 ---------  ----------  -------------   ---------  -------------
Balance, December 31, 2000                                           6,600     994,246        (12,486)    870,502      1,858,862

Net income                                                               -           -              -     116,155        116,155
Unrealized gains on available-for-sale investments arising
  during the period, net of tax of $21,577                               -           -         40,071           -         40,071
Reclassification adjustment for losses included in net income,
  net of tax of ($14,599)                                                -           -         27,113           -         27,113
Change in effect of unrealized losses on other insurance
  accounts, net of tax of ($6,570)                                       -           -        (12,202)          -        (12,202)
Dividends paid                                                           -           -              -    (112,000)      (112,000)
                                                                 ---------      ------  -------------   ---------  --- ---------
Balance, December 31, 2001                                           6,600     994,246         42,496     874,657      1,917,999

Net income                                                               -           -              -     108,958        108,958
Unrealized gains on available-for-sale investments arising
  during the period, net of tax of $26,094                               -           -         48,460           -         48,460
Reclassification adjustment for losses included in net income,
  net of tax of ($25,102)                                                -           -         46,617           -         46,617
Change in effect of unrealized losses on other insurance
  accounts, net of tax of ($15,607)                                      -           -        (28,984)          -        (28,984)
Dividends paid                                                           -           -              -    (115,000)      (115,000)
                                                                 ---------  ----------  -------------   ---------  -------------
Balance, December 31, 2002                                       $   6,600  $  994,246  $     108,589   $ 868,615  $   1,978,050
                                                                 =========  ==========  =============   =========  =============

The accompanying notes are an integral part of the financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
(IN THOUSANDS)

                                                                                                 2002          2001        2000
Cash flows from operating activities:
  Net income                                                                                 $   108,958   $   116,155  $   169,615
  Adjustments to reconcile net income to net cash provided by operating activities:
    Interest credited to universal life and investment-type contracts                            145,273       144,483      138,801
    Realized investment (gains) losses                                                            17,201       (41,319)     (62,285)
    Impairment losses on investments                                                              54,338        82,764       22,429
    Amortization of deferred policy acquisition costs and value of business acquired              76,691        97,408      108,757
    Amortization of bond and mortgage-backed security discount and premium, net                   11,033         7,674        2,223
    Capitalization of deferred policy acquisition costs and value of business acquired, net     (120,208)     (113,837)    (105,283)
    Deferred income tax (benefit) expense                                                         31,327       (17,015)     (14,903)
    Depreciation                                                                                   6,445         5,724        1,260
    Cash provided by (used in) changes in operating assets and liabilities:
      Federal income taxes payable                                                                     -       (18,496)       8,490
      Life insurance policy liabilities                                                          139,722       148,161       81,135
      Other policyholder funds                                                                    65,422       122,911       58,068
      Other                                                                                        2,499        (2,312)      11,047
                                                                                             -----------   -----------  -----------
    Net cash provided by operating activities                                                    538,701        532,301     419,354
                                                                                             -----------   -----------  -----------

Cash flows from investing activities:
  Purchase of bonds and stocks available for sale                                             (1,698,029)   (1,732,022)    (904,259)
  Proceeds from sales or maturities of bonds and stocks available for sale                     1,233,256     1,443,106      944,436
  Mortgage loan collections                                                                       20,682         8,083        4,800
  Purchase of investment real estate                                                              (1,498)       (2,002)     (25,287)
  Proceeds from sale of investment real estate                                                       786         9,086        6,651
  Increase in policy loans, net                                                                   (9,304)      (14,125)     (16,475)
  Purchase of capital assets                                                                      (2,312)       (4,732)      (7,174)
  Purchase and issuance of surplus notes, certificates of contribution and
    promissory notes of the P&C Group                                                            (10,000)       (8,000)    (383,500)
  Purchase of options                                                                             (1,498)       (7,957)     (10,175)
  Proceeds from sales or maturities of options                                                         -           518            -
  Other                                                                                            2,053        (1,107)      (3,549)
                                                                                             -----------   -----------  -----------
    Net cash used in investing activities                                                       (465,864)     (309,152)    (394,532)
                                                                                             -----------   -----------  -----------

  Cash flows from financing activities:
    Cash dividends paid                                                                         (115,000)     (112,000)           -
    Universal life and investment-type contract deposits                                         530,121       656,938      465,885
    Universal life and investment-type contract withdrawals and maturities                      (467,874)     (664,045)    (519,258)
                                                                                             -----------   -----------  -----------
    Net cash used in financing activities                                                        (52,753)     (119,107)     (53,373)
                                                                                             -----------   -----------  -----------
    Increase (decrease) in cash and cash equivalents                                              20,084       104,042      (28,551)

Cash and cash equivalents:
  Beginning of year                                                                              168,526        64,484       93,035
                                                                                             -----------   -----------  -----------

  End of year                                                                                $   188,610   $   168,526   $   64,484
                                                                                             ===========   ===========  ===========

Supplemental disclosures of cash flow information:
  Cash paid during the year:
    Income taxes                                                                             $   47,824    $    96,780  $    92,860
    Interest                                                                                           -             -           23

Supplemental disclosures of noncash investing and financing activities:
  Unsettled purchase of certificate of contribution from Exchanges                                     -      (107,000)           -
  Unsettled maturity of surplus note from Exchanges                                                    -       119,000            -

    The accompanying notes are an integral part of the financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS

1.       THE COMPANY AND NATURE OF OPERATIONS

         THE COMPANY

         The accompanying financial statements include the accounts of Farmers New World Life Insurance Company (the "Company"), a wholly-owned subsidiary of Farmers Group, Inc. ("FGI"), whose ultimate parent is Zurich Financial Services Group. FGI, an insurance holding company that provides management services, is attorney-in-fact for three inter-insurance exchanges and their subsidiaries (the "Exchanges" or the "P&C Group") and owns the Company and a reinsurance company, Farmers Reinsurance Company.

         In December 1988, BATUS Inc. ("BATUS") a subsidiary of B.A.T. Industries p.l.c. ("B.A.T"), acquired 100% ownership of FGI and its subsidiaries for $5,212,619,000 in cash, including related expenses, through its wholly-owned subsidiary, BATUS Financial Services. Immediately thereafter, BATUS Financial Services was merged into FGI. The acquisition was accounted for as a purchase and, accordingly, the acquired assets and liabilities were recorded in the Company's balance sheet based on their estimated fair values at December 31, 1988.

         At the time of purchase, a portion of the purchase price, $530,076,000, was assigned to the Company's value of business acquired ("VOBA"), which represented an actuarial determination of the expected profits from the business in-force at the date of B.A.T.'s acquisition of FGI.

         In September 1998, the financial services businesses of B.A.T, which included the Company, were merged with Zurich Insurance Company ("ZIC"). The business of ZIC and the financial services businesses of B.A.T were transferred to Zurich Group Holding ("ZGH"), formerly known as Zurich Financial Services, a Swiss company with headquarters in Zurich, Switzerland. This merger was accounted for by ZGH as a pooling of interests under International Accounting Standards ("IAS").

         NATURE OF OPERATIONS

         The Company concentrates its activities in the individual life insurance and annuity markets. Principal lines of business include traditional and universal whole life products, as well as term life insurance. Additionally, the Company issues flexible and single premium deferred annuities, single premium immediate annuities, equity-indexed annuities, and structured settlements, as well as variable universal life insurance and variable annuity products.

         The Company and the Exchanges operate using federally registered trade names, including Farmers Insurance Group of Companies, Farmers Insurance Group, and Farmers. In addition, the Company and the Exchanges distribute their respective insurance products through a common network of direct writing agents and district managers. As of December 31, 2002, this network consisted of approximately 15,000 direct writing agents and approximately 500 district managers, each of whom is an independent contractor.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

1.       THE COMPANY AND NATURE OF OPERATIONS (CONTINUED)

         NATURE OF OPERATIONS (CONTINUED)

         Each direct writing agent is required to first submit business to the insurers in the Farmers Insurance Group of Companies within the classes and lines of business written by such insurers.

         The Company is currently licensed in 48 states and the District of Columbia.

         During 2002, the Company had exited the business of writing structured settlements. This decision to exit the structured settlement market was driven by A.M. Best's change in rating of the Company from A+ (superior) to A (excellent) as brokers often only place structured settlements with companies rated A+ or better. As of December 31, 2002, the Company is continuing to service the more than 5,200 structured settlement cases in force. As of December 31, 2002, 2001 and 2000, the structured settlement business represented only 0.7%, 2.2% and 1.3% of the Company's income before provision for income taxes, respectively.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         REVENUE RECOGNITION

         Premiums for traditional life, structured settlement contracts involving life contingencies ("SSILC"), and other annuity contracts with life contingencies are recognized as revenues when due from policyholders. Accident and health insurance premiums are recognized as revenue pro rata over the terms of the contract.

         Revenues associated with universal life, variable universal life products and other investment type contracts consist of policy charges for the cost of insurance, policy administration fees, surrender charges, and investment income on assets allocated to support policyholder account balances on deposit. Revenues for deferred fixed and variable annuity products and structured settlement contracts not involving life contingencies ("SSNILC") consist of surrender charges, investment income on assets allocated to support policyholder account balances on deposit, and administrative charges for equity-indexed annuities. Consideration received for interest-sensitive insurance, SSNILC, and annuity products are recorded as a liability when received. Policy withdrawal and other charges are recognized as revenue when assessed.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         BENEFITS AND EXPENSES

         Benefits and expenses, other than deferred policy acquisition costs, are recognized when incurred.

         INVESTMENTS

         The Company has classified all investments in fixed maturities and equity securities as available for sale. Accordingly, these securities are carried at fair value and the unrealized gains and losses, net of deferred income taxes and other adjustments, when applicable, are included as a separate component of other comprehensive income in stockholder's equity. As of December 31, 2002 and 2001, there were no securities designated as held to maturity or trading. All security transactions are recorded on a trade date basis.

         Discounts and premiums on fixed maturity investments are amortized, using the interest method, over the term of the security, or in the case of mortgage-backed securities, over the estimated life of the security. Such amortization is included in net investment income.

         Changes in interest rates have a direct, inverse impact on the fair value of fixed income investments. It is reasonably possible that changes in interest rates will occur in the near term and could, as a result of such changes, have a material impact on the carrying value of available for sale fixed maturity securities, with an offsetting effect on stockholder's equity, net of the effects of amortization of deferred acquisition costs and deferred income taxes, when applicable. If a decline in the fair value of an individual fixed income investment is considered to be other than temporary, the difference between amortized book value and fair value is recorded as a realized investment loss. Fair value is based on quoted market prices. Realized gains and losses on sales of investments, recognized in the statements of income, are determined based on the net book value of individual investments.

         If a decline in the fair value of an individual equity investment is considered to be other than temporary, the difference between original cost and fair value is recorded as a realized investment loss. Fair value is based on quoted market prices. Realized gains and losses on sales of investments, recognized in the statements of income, are determined based on the cost of the individual securities.

         The Company regularly reviews its investment portfolio to determine whether declines in the value of investments are other than temporary as defined in SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. The Company's review for declines in value includes analyzing historical and forecasted financial information as well as reviewing the market performance of similar types of investments.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         INVESTMENTS (CONTINUED)

         The fair values of investments have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop the estimates of fair value. Accordingly, these estimates may not be indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a significant effect on the estimated fair value amounts.

         Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. No valuation allowance has been established as of December 31, 2002 and 2001. The Company measures impaired loans based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the loan's observable market price or the fair value of the collateral, if the loan is collateral dependent. No material amounts were recognized for impaired loans in the periods presented.

         Real estate, including related improvements, is stated at the lower of cost less accumulated depreciation or market value. Depreciation is provided on a straight-line basis over 35 years, the estimated life of the properties. Accumulated depreciation for real estate as of December 31, 2002 and 2001 was approximately $34,448,000 and $31,140,000, respectively. Cost is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to estimated net realizable value less selling costs with the impairment loss being included in impairment losses. Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired in satisfaction of debt is recorded at estimated fair value at the date of foreclosure. Valuation allowances on real estate available for sale are computed using the lower of depreciated cost or estimated fair value, net of disposition costs. There was no valuation allowance for real estate as of December 31, 2002 and 2001. No material amounts were recognized for impaired real estate in the periods presented.

         Policy loans are stated at unpaid balances, which approximates fair value.

         Short-term investments are stated at amortized cost, which approximates fair value.

         Partnership and joint venture interests in which the Company does not have control or majority ownership interest, are carried at fair value and the unrealized gains and losses, net of deferred income taxes and other adjustments, when applicable, are included as a separate component of other comprehensive income in stockholder's equity.

         S&P 500 call options are purchased as economic hedges against the interest liabilities generated on the equity-indexed annuity products. These call options are carried at an estimated fair value based on stock price, strike price, time to expiration, interest rates, dividends, and volatility using the methodology of the Black-Scholes option pricing formula.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         INVESTMENTS (CONTINUED)

         The S&P 500 call options effectively hedge the annuity contracts since they are both purchased and sold with identical parameters. Periodically, the value of the assets ("S&P 500 call options") is matched to the potential liability ("annuity contracts") to ensure the hedge has remained effective. The annuities were written based on a seven-year investment term, absent early termination by participants. Therefore, the anticipated hedge transaction (i.e. payment of interest to the policyholder at the end of the investment term and maturity of the S&P 500 call option) for each annuity is generally expected to occur in seven years or less. For the years ended December 31, 2002 and 2001, the amount of unrealized hedging losses was approximately $36,106,000 and $23,763,000, respectively.

         The S&P 500 call options are carried at estimated fair value. Unrealized gains and losses resulting from changes in the estimated fair value of the call options are recorded as an adjustment to the interest liability credited to policyholders. In addition, realized gains and losses from maturity or termination of the S&P 500 call options are offset against the interest credited to policyholders during the period incurred. Premiums paid on S&P 500 call options are amortized to net investment income over the term of the contracts.

         DEFERRED POLICY ACQUISITION COSTS

         Costs that vary with, and are related primarily to, the production of new business have been deferred to the extent that they are deemed recoverable. Such costs include commissions, certain costs of policy issuance and underwriting, and certain agency expenses. For universal life insurance contracts and investment-type products, such costs are being amortized generally in proportion to the present value of expected gross profits arising principally from surrender charges and investment results, and mortality and expense margins. Interest rates are based on rates in effect during the period. The effects on the amortization of deferred policy acquisition costs of revisions to estimated gross margins and profits are reflected in earnings in the period such estimated gross margins and profits are revised.

         Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

         Deferred policy acquisition costs for non-participating traditional life and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

         Deferred policy acquisition costs include amounts associated with the unrealized gains and losses recorded as other comprehensive income, a component of stockholder's equity. Accordingly, deferred policy acquisition costs are increased or decreased for the impact of estimated future gross profits as if net unrealized gains or losses on securities had been realized at the balance sheet date. Net unrealized gains or losses on securities within other comprehensive income also reflect this impact.

         VALUE OF BUSINESS ACQUIRED

         The present value of the business acquired in the merger with B.A.T is being amortized over its actuarially determined useful life, which is consistent with the estimated decline in life insurance business that was in-force at the time of the merger.

         PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

         Property, equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation of property and equipment has been provided using the straight-line method with estimated useful lives of 10 to 45 years for buildings and improvements and 3 to 5 years for capitalized software, furniture, and equipment.

         The Company capitalizes software purchased from third parties or internally generated if the related software product under development has reached technological feasibility. Costs incurred prior to the establishment of technical feasibility are expensed as incurred. As of December 31, 2002 and 2001, unamortized software costs were $6,797,000 and $7,660,000, respectively. The Company amortizes software costs over a 3 to 5 year period and amortized $2,308,000, $1,779,000 and $775,000 for the years ended December 31, 2002, 2001 and 2000.

         LONG-LIVED ASSETS

         In accordance with SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets, long-lived assets and certain identifiable intangibles to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. No such impairments have occurred.

         SEPARATE ACCOUNTS

         In April 2000, the Company began issuing variable universal life and deferred variable annuity contracts. The assets and liabilities held for variable universal life and deferred variable annuity contracts are in the Separate Accounts (the "Accounts"), which are legally segregated from the general assets of the Company. The initial assets held in the Accounts were comprised of investments in 12 sub-accounts. As of December 31, 2002, there were 35 sub-accounts available. The sub-accounts invest in underlying mutual fund portfolios (collectively, the "Funds"). Shares of each portfolio are purchased and redeemed at net asset value, without a sales charge. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that same portfolio. The deposits collected for variable contracts are invested at the direction of the contractholders in the sub-accounts that

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         SEPARATE ACCOUNTS (CONTINUED)

         comprise the Accounts. Absent any contract provisions wherein the Company contractually guarantees either a minimum return or account value, the contractholders bear the investment risk that the sub-accounts may not meet their stated objectives.

         The assets of the Accounts are carried at fair value. The Accounts' liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Accounts accrue directly to the contractholders and, therefore, are not included in the Company's statements of income and comprehensive income. Mortality, policy administration and surrender charges to all accounts are included in the revenues of the Company.

         POLICY LIABILITIES AND ACCRUALS

         Liabilities for future policy benefits for traditional life policies are computed principally on a net level premium method reflecting estimated future investment yields, mortality, morbidity, and withdrawals. Interest rate assumptions range from 2.25% to 8.50% depending upon the year of issue. Mortality is calculated principally using select and ultimate tables in common usage in the industry, modified for Company experience, and withdrawals are estimated based primarily on experience.

         Liabilities for future policy benefits on universal life and variable universal life and deferred fixed and variable annuity products are determined under the retrospective deposit method and consist principally of policy values before any surrender charges. Liabilities for future policy benefits on SSNILC are recorded when the payments are received.

         Unpaid policy claims include claims in the course of settlement and a provision for claims incurred but not reported, based on past experience.

         CASH AND CASH EQUIVALENTS

         The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

         INCOME TAXES

         The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the differences are expected to be recovered or settled.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         BUSINESS RISKS

         The Company operates in a business environment that is subject to various risks and uncertainties, including but not limited to, mortality risk, interest rate risk and legal and regulatory changes. The Company is subject to various state and federal regulatory authorities. The potential exists for changes in regulatory initiatives that can result in additional, unanticipated expense to the Company. Existing federal laws and regulations affect the taxation of life insurance products and insurance companies. There can be no assurance as to what, if any, future legislation might be enacted, or if enacted, whether such legislation would include provisions with possible negative effects on the Company's life and annuity products.

         ACCOUNTING PRONOUNCEMENTS

         In June 2001, the FASB issued SFAS No. 141, Business Combinations. This Statement, effective for all business combinations initiated after June 30, 2001, establishes standards for accounting and reporting business combinations. It requires that all business combinations be accounted for by the purchase method and prohibits the pooling of interest method of accounting except for transactions initiated before July 1, 2001. The adoption of this Statement did not have a material impact on the Company's financial statements.

         In June 2001, the FASB issued SFAS No. 142, Goodwill and Other Intangible Assets. This Statement addresses financial accounting and reporting for intangible assets acquired individually or with a group of other assets (but not those acquired in a business combination) at acquisition. This Statement also addresses financial accounting and reporting for goodwill and other intangible assets subsequent to their acquisition. Upon adoption of this Statement, goodwill and other intangible assets that are determined to have an indefinite useful life will no longer be amortized. Instead, goodwill will be tested annually for impairment using a two-step process. The first step is to identify a potential impairment and, in transition, this step must be measured as of the beginning of the fiscal year. The second step of the goodwill impairment test measures the amount of impairment loss (measured as of the beginning of the year of adoption), if any, and must be completed by the end of the year of initial adoption. Additionally, intangible assets with indefinite useful lives will be evaluated each reporting period to determine whether an indefinite useful life is still supportable. Further, such assets will be tested for impairment using a one-step process, which compares the fair value to the carrying amount of the asset as of the beginning of the fiscal year. Any intangible asset that is determined to have a finite useful life shall be amortized over this period and its useful life shall be evaluated each reporting period to determine whether revisions to the remaining amortization period are warranted. This Statement is effective for financial statements issued for fiscal years beginning after December 15, 2001 and supersedes APB Opinion No. 17, Intangible Assets. The adoption of this Statement did not have a material impact on the Company's financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         ACCOUNTING PRONOUNCEMENTS (CONTINUED)

         In June 2001, the FASB issued SFAS No. 143, Accounting for Asset Retirement Obligations. This Statement establishes the standard to record the fair value of a liability for an asset retirement obligation in the period in which it is incurred. The provisions of this Statement are effective for fiscal years beginning after June 15, 2002. The Company does not expect the adoption of this Statement to have a material impact on its financial statements.

         In August 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets. This Statement addresses financial accounting and reporting for the impairment of long-lived assets and for long-lived assets to be disposed of. The provisions of this Statement are effective for financial statements issued for fiscal years beginning after December 15, 2001, and interim periods within those fiscal years. The provisions of this Statement generally are to be applied prospectively. The adoption of this Statement did not have a material impact on the Company's financial statements.

         In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections. This Statement rescinds SFAS No. 4, Reporting Gains and Losses from Extinguishment of Debt, and an amendment of that Statement, SFAS No. 64, Extinguishments of Debt Made to Satisfy Sinking-Fund Requirements. This Statement also rescinds SFAS No. 44, Accounting for Intangible Assets of Motor Carriers. In addition, this Statement amends SFAS No. 13, Accounting for Leases. The provisions of this Statement are effective for fiscal years beginning after June 15, 2002. The Company does not expect the adoption of this Statement to have a material impact on its financial statements.

         In July 2002, the FASB issued SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities. This Statement requires companies to recognize costs associated with exit or disposal activities when they are incurred rather than at the date of a commitment to an exit or disposal plan. The provisions of the Statement are to be applied prospectively to exit or disposal activities initiated after December 31, 2002. The Company does not expect the adoption of this Statement to have a material impact on its financial statements.

         In November 2002, the FASB issued Interpretation ("FIN") No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. This Interpretation identifies characteristics of certain guarantee contracts and requires that a liability be recognized at fair value at the inception of such guarantees for the obligations undertaken by the guarantor. Additional disclosures also are prescribed for certain guarantee contracts. The initial recognition and initial measurement provisions of this Interpretation are effective for these guarantees issued or modified after December 31, 2002. The disclosure requirements of this Interpretation are effective for the Company as of December 31, 2002. The adoption of this Interpretation did not have a material impact on the Company's financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         ACCOUNTING PRONOUNCEMENTS (CONTINUED)

         In December 2002, the FASB issued SFAS No. 148, Accounting for Stock-Based Compensation - Transition and Disclosure. This Statement provides alternative methods of transition for voluntary change to the fair value based method of accounting for stock-based employee compensation. Also, this Statement amends the disclosure requirements of SFAS No. 123, Accounting for Stock-Based Compensation, to require prominent disclosures in both annual and interim financial statement about the method of accounting for stock-based employee compensation and the effect of the method used on reported results. The provisions of this Statement are effective for activity on or after December 15, 2003. The Company's adoption of this Statement will not have a material impact on its financial statements.

         In January 2003, the FASB issued FIN No. 46, Consolidation of Variable Interest Entities. This Interpretation provides guidance on the identification of entities for which control is achieved through means other than through voting rights, variable interest entities, and how to determine when and which business enterprises should consolidate variable interest entities. This Interpretation applies immediately to variable interest entities created after January 31, 2003. It applies in the first fiscal year or interim period beginning after June 15, 2003, to variable interest entities in which an enterprise holds a variable interest that it acquired before February 1, 2003. The Company is currently assessing, but has not yet determined, the impact of this Interpretation on its financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

3.       INVESTMENTS

         INVESTMENT INCOME

         The components of investment income, by type of investment, for the years ended December 31, 2002, 2001 and 2000 were as follows (in thousands):

                                                                 2002           2001           2000
Bonds                                                         $  276,591     $  262,851     $ 264,433
Common and preferred stocks                                        5,591          6,142         4,399
Mortgage loans on real estate                                      1,863          3,241         3,892
Investment real estate                                            13,475         14,531        12,058
Surplus notes and certificates of contribution
  of the P&C Group                                                37,148         37,933        27,533
Policy loans                                                      17,897         17,029        15,881
Joint ventures                                                       953            745         1,062
Short-term investments                                             2,162          3,171         4,566
Notes receivable                                                   1,125            758           307
Other                                                                125            173           445
                                                              ----------     ----------     ---------
    Gross investment income                                      356,930        346,574       334,576

Less: investment expenses                                         13,615         15,196        12,587
                                                              ----------     ----------     ---------
    Net investment income                                     $  343,315     $  331,378     $ 321,989
                                                              ==========     ==========     =========

         The Company's investment expenses included approximately $260,000, $478,000 and $321,000, in 2002, 2001 and 2000, respectively, that were paid to its parent company, FGI.

         In April 2002, the Company's investment management was transferred to Deutsche Asset Management through the sale of Zurich Scudder Investments ("ZSI"), a subsidiary of Zurich Financial Services. Prior to this date, the Company's investment management was administered by ZSI. In 2002, approximately $1,389,000 of the Company's investment expenses were paid to Deutsche Asset Management. In 2002, 2001 and 2000 approximately $458,000, $1,806,000, and $1,608,000, respectively, of the Company's investment expenses were paid to ZSI.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

3.       INVESTMENTS (CONTINUED)

         REALIZED GAINS AND LOSSES

         Realized investment gains (losses) on sales of investments during the years ended December 31, 2002, 2001 and 2000 were as follows (in thousands):

                                                               2002          2001            2000
Bonds                                                       $ (22,568)     $ 32,576       $  12,832
Redeemable preferred stocks                                        98           (49)          2,688
Non-redeemable preferred stocks                                    56             -               -
Common stocks                                                   5,033         8,040          32,783
Investment real estate                                            180         1,801           3,928
Mortgage loans on real estate                                       -             -          10,054
Joint ventures                                                      -          (358)              -
Other                                                               -          (691)              -
                                                            ---------      --------       ---------
                                                            $ (17,201)     $ 41,319       $  62,285
                                                            =========      ========       =========

         IMPAIRMENT LOSSES

         Impairment losses for the years ended December 31, 2002, 2001 and 2000 were as follows (in thousands):

                                                               2002          2001            2000
Bonds                                                       $ (10,663)     $(37,563)      $ (22,429)
Redeemable preferred stocks                                         -          (156)              -
Common stocks                                                 (43,330)      (42,952)              -
Notes receivable                                                    -          (844)              -
Joint ventures                                                   (345)       (1,249)              -
                                                            ---------      --------       ---------
                                                            $ (54,338)     $(82,764)      $ (22,429)
                                                            =========      ========       =========

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

3.       INVESTMENTS (CONTINUED)

         UNREALIZED GAINS AND LOSSES ON EQUITY SECURITIES AND JOINT VENTURES

         Gross unrealized gains (losses) pertaining to nonredeemable preferred stocks, common stocks, and joint ventures stated at fair value as of December 31, 2002 and 2001 are as follows (in thousands):

                                                                GAINS         LOSSES           NET
                                                              --------       ---------      --------
2002
  Equity securities available-for-sale:
    Non-redeemable preferred stocks:
      Public utilities                                        $      5       $     (36)     $    (31)
      Industrial, miscellaneous and all other                        -            (112)         (112)
    Common stocks:
      Public utilities                                             401            (350)           51
      Banks, trusts and insurance companies                      1,100          (3,600)       (2,500)
      Industrial, miscellaneous and all other                    6,409         (15,167)       (8,758)
    Joint ventures                                                   8            (127)         (119)
                                                              ---------      ---------      --------
                                                              $  7,923         (19,392)      (11,469)
                                                              =========      =========

  Less: Deferred federal income taxes                                                          4,014
                                                                                            --------
                                                                                            $ (7,455)
                                                                                            ========
2001
  Equity securities available-for-sale:
    Non-redeemable preferred stocks:
      Public utilities                                        $     54       $     (32)     $     22
      Industrial, miscellaneous and all other                    1,100               -         1,100
  Common stocks:
      Public utilities                                             453          (1,398)         (945)
      Banks, trusts and insurance companies                      1,733          (2,480)         (747)
      Industrial, miscellaneous and all other                   14,323         (22,043)       (7,720)
  Joint ventures                                                   477            (135)          342
                                                              --------       ---------      --------
                                                              $ 18,140       $ (26,088)       (7,948)
                                                              ========       =========

Less: Deferred federal income taxes                                                            2,782
                                                                                            --------
                                                                                            $ (5,166)
                                                                                            ========

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

3.       INVESTMENTS (CONTINUED)

         UNREALIZED GAINS AND LOSSES ON FIXED MATURITIES
         Amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair value of fixed maturities as of December 31, 2002 and 2001 are as follows (in thousands):

                                                                             GROSS         GROSS       ESTIMATED
                                                             AMORTIZED    UNREALIZED    UNREALIZED       FAIR
                                                               COST         GAINS         LOSSES         VALUE
                                                             ----------   ----------    ----------    ------------
2002
  Fixed maturities available for sale:
    U.S. Treasury securities and
      obligations of U.S. government
      corporations and agencies                              $  352,774   $   21,354    $     (407)   $    373,721
    Obligations of states and political
      subdivisions                                              124,660       11,758             -         136,418
    Debt securities issued by foreign
      governments                                                     -            -             -               -
    Corporate securities                                      1,561,283       98,015       (30,373)      1,628,925
    Mortgage-backed securities                                2,362,113       154,154       (5,947)      2,510,320
                                                             ----------   ----------    ----------    ------------
                                                              4,400,830       285,281      (36,727)      4,649,384

  Redeemable preferred stock                                      6,896           47          (757)          6,186
                                                             ----------   ----------    ----------    ------------

                                                             $4,407,726   $  285,328    $  (37,484)   $  4,655,570
                                                             ==========   ==========    ==========    ============

2001
  Fixed maturities available for sale:
    U.S. Treasury securities and
      obligations of U.S. government
      corporations and agencies                              $  241,985    $   3,982     $  (3,743)   $    242,224
    Obligations of states and political
      subdivisions                                              172,276        9,134             -         181,410
    Debt securities issued by foreign
      governments                                                19,938          191             -          20,129
    Corporate securities                                      1,418,795       47,373       (20,692)      1,445,476
    Mortgage-backed securities                                2,042,814       68,298        (5,994)      2,105,118
                                                             ----------   ----------    ----------    ------------
                                                              3,895,808      128,978       (30,429)      3,994,357

  Redeemable preferred stock                                     21,806          457          (956)         21,307
                                                             ----------   ----------    ----------    ------------

                                                             $3,917,614    $ 129,435    $  (31,385)   $  4,015,664
                                                             ==========   ==========    ==========    ============

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

3.  INVESTMENTS (CONTINUED)

    MATURITIES OF FIXED MATURITIES

    The amortized cost and estimated fair value of available for sale fixed maturity securities by contractual maturity at December 31, 2002 are shown below (in thousands). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties:

                                                                                   AMORTIZED       ESTIMATED
                                                                                     COST          FAIR VALUE
                                                                                 ------------     ------------
Fixed maturities available for sale:
  Due in one year or less                                                        $     70,009      $    68,563
  Due after one year through five years                                               530,329          564,634
  Due after five years through ten years                                              788,334          817,282
  Due after ten years                                                                 650,045          688,585
                                                                                 ------------     ------------
                                                                                    2,038,717        2,139,064

Mortgage-backed securities                                                          2,362,113        2,510,320
Preferred stock with characteristics of debt securities                                 6,896            6,186
                                                                                 ------------     ------------
                                                                                 $  4,407,726     $  4,655,570
                                                                                 ============     ============

     Proceeds from sales and maturities of available for sale bonds and stocks and gross realized gains (losses) on such sales and impairments during the years ended December 31, 2002, 2001 and 2000 were as follows (in thousands):

YEARS ENDING                                                                         GROSS             GROSS
DECEMBER 31,                                                     PROCEEDS            GAINS             LOSSES
------------                                                   ------------        ---------        -----------
    2002                                                       $  1,233,256        $  48,432        $  (119,806)
    2001                                                          1,443,106           58,161            (98,265)
    2000                                                            944,436           53,759            (27,885)

     On December 27, 2001, the Company acquired a $75,000,000 Mount Rosa/Mount Evans bond; at par, as issued by Mount Rosa 1 LTD, an Isle of Man exempted company, and Mount Evans Funding LLC, a Delaware Limited Liability Company. Both Mount Rosa 1 LTD and Mount Evans Funding LLC are not affiliated companies; however, in this special purpose vehicle bond, Zurich Insurance Company, an affiliated company, provides the underlying financial guarantee of interest, and American International Group, Inc., an unaffiliated company, provides the underlying guarantee of principal. The bond maturity date is December 27, 2031. The coupon rate for this bond is 7.24% and interest is paid semiannually. The Company earned $5,340,000 and $60,000 of interest income in 2002 and 2001, respectively. The total market value of the bond was approximately $81,888,000 and $75,000,000 as of December 31, 2002 and 2001, respectively.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

4.   DISCLOSURE ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

     Statement of Financial Accounting Standards No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosures of fair value information about financial instruments and includes assets and liabilities recognized or not recognized in the balance sheets, for which it is practicable to estimate fair value. In instances where quoted market prices are not available, fair values are based upon estimates using discounted cash flow or other valuation techniques. Those techniques are significantly affected by the assumptions used, including discount rates and estimates of the amount and timing of future cash flows. SFAS No. 107 excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements, such as the amount for the value associated with customer or agent relationships, the expected interest margin to be earned on future investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

     CASH AND CASH EQUIVALENTS

     The carrying amounts of these items are reasonable estimates of their fair value.

     FIXED MATURITIES, REDEEMABLE AND NONREDEEMABLE PREFERRED STOCK, AND COMMON STOCK

     The estimated fair value of bonds, redeemable and nonredeemable preferred stock, and common stock are based upon quoted market prices, dealer quotes, and prices obtained from independent pricing services.

     MORTGAGE LOANS

     The estimated fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using a year-end market rate that is applicable to the yield, credit quality, and average maturity of the composite portfolio.

     POLICY LOANS

     The carrying amounts of these items are a reasonable estimate of their fair market values because interest rates are generally variable and based on current market rates.

     SURPLUS NOTES AND CERTIFICATES OF CONTRIBUTION OF THE P&C GROUP

     The carrying amounts of these items are a reasonable estimate of their fair market value.

     JOINT VENTURES

     The estimated fair value of the joint ventures is based on quoted market prices, current appraisals, and independent pricing services.

     S&P 500 CALL OPTIONS

     The Black-Scholes option pricing formula is a reasonable valuation method in estimating the fair market value of the S&P 500 call options.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

4.   DISCLOSURE ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     NOTES RECEIVABLE

     The carrying amounts of these items are a reasonable estimate of their fair value.

     FUTURE POLICY BENEFITS - DEFERRED ANNUITIES

     The estimated fair values are based on the currently available cash surrender value, similar to the demand deposit liabilities of depository institutions.

     SEPARATE ACCOUNTS

     Amounts are carried at fair market value of the underlying funds for financial statement purposes.

     The estimated fair values and carrying values of the Company's financial instruments at December 31, 2002 and 2001 were as follows (in thousands):

                                                                             2002                                2001
                                                                -------------------------------     ------------------------------
                                                                  CARRYING          ESTIMATED         CARRYING         ESTIMATED
                                                                    VALUE           FAIR VALUE          VALUE          FAIR VALUE
                                                                ------------      -------------     ------------      ------------
Assets:
  Cash and cash equivalents                                     $    188,610      $     188,610     $    168,526      $    168,526
  Fixed maturities available for sale                              4,655,570          4,655,570        4,015,664         4,015,664
  Non-redeemable preferred stock available for sale                   10,203             10,203           12,245            12,245
  Common stock available for sale                                    154,163            154,163          262,927           262,927
  Mortgage loans                                                       8,219              9,929           28,901            31,853
  Surplus notes and certificates of contribution
    of the P&C Group                                                 490,500            490,500          490,500           490,500
  Policy loans                                                       241,591            241,591          232,287           232,287
  Joint ventures                                                       1,883              1,883            3,624             3,624
  S&P call options                                                     1,845              1,845           12,690            12,690
  Notes receivable                                                    22,435             22,435           12,435            12,435
  Separate accounts                                                   86,632             86,632           53,074            53,074
Liabilities:
  Future policy benefits - deferred annuities                      1,640,657          1,586,531        1,545,583         1,491,873
  Separate accounts                                                   86,632             86,632           53,074            53,074

5.   VALUE OF BUSINESS ACQUIRED

     The changes in the VOBA were as follows (in thousands):

                                                               DECEMBER 31,
                                                           2002            2001
                                                        ----------      ----------
Balance, beginning of year                              $  274,531      $  300,141
Amortization related to operations                         (31,965)        (41,777)
Interest accrued                                            18,016          19,378
Amortization related to net unrealized gains                (6,072)         (3,211)
                                                        ----------      ----------
Balance, end of year                                    $  254,510      $  274,531
                                                        ==========      ==========

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

5.   VALUE OF BUSINESS ACQUIRED (CONTINUED)

     Based on current conditions and assumptions as to future events, the Company expects to amortize the December 31, 2002, balance as follows: approximately 8.0% in 2003, 2004, 2005, and 9.0% in 2006 and 2007. The
     discount rate used to determine the amortization rate of the VOBA ranged from 3.5% to 9.0%.

6.   SECURITY LENDING ARRANGEMENT

     The Company has entered into a security lending agreement with a lending agent. The agreement authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. Concurrent with delivery of the securities, the borrower provides the Company with cash collateral equal to at least 102% of the market value of the loaned securities.

     The securities are marked-to-market on a daily basis, and the collateral is adjusted on the next business day. The collateral is invested in highly liquid, fixed income investments with a maturity of less than one year. Income earned from the security lending arrangement is shared 25% and 75% between the agent and the Company, respectively. Income earned by the Company was approximately $237,000, $227,000, and $626,000 in 2002, 2001 and 2000, respectively. The Company's securities on loan at December 31, 2002 and 2001 had estimated fair values of approximately $180,893,000 and $12,925,000, respectively.

7.   FEDERAL INCOME TAXES

     The Company files a consolidated federal income tax return with FGI and its subsidiaries.

     The method of allocation between the Company and FGI is subject to a written agreement, which has been approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses. Intercompany tax balances are settled quarterly based on estimated tax balances due within 45 days after the filing date of the consolidated federal income tax return. The Company's current income tax receivable was approximately $25,117,000 and $2,484,000 as of December 31, 2002 and 2001, respectively.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

7.   FEDERAL INCOME TAXES (CONTINUED)

     The components of the provision for income taxes for the years ended December 31, 2002, 2001 and 2000 are as follows (in thousands):

                                                                            2002               2001          2000
Current:
 Federal                                                                 $    26,431       $    73,093    $   104,187
 State                                                                           142               704          1,107
                                                                         -----------       -----------    -----------
   Total current                                                              26,573            73,797        105,294
                                                                         -----------       -----------    -----------

Deferred:
 Federal                                                                      31,737           (16,377)       (14,253)
 State                                                                          (410)             (638)          (650)
                                                                         -----------       -----------    -----------
   Total deferred                                                             31,327           (17,015)       (14,903)
                                                                         -----------       -----------    -----------
   Total                                                                 $    57,900       $    56,782    $    90,391
                                                                         ===========       ===========    ===========

     A reconciliation of the amounts computed by applying the statutory U.S. federal income tax rate of 35% in 2002, 2001 and 2000 to income before income taxes and the actual provision for the years ended December 31, 2002, 2001 and 2000 are as follows (in thousands):

                                                        2002                         2001                        2000
                                              -----------------------       -----------------------     ---------------------
                                               AMOUNT         PERCENT         AMOUNT        PERCENT       AMOUNT      PERCENT
                                              ---------       -------       ----------      -------     ----------    -------
Expected tax expense                          $ 58,400        35.00%        $  60,528       35.00%      $  91,002     35.00%
Tax-exempt investment income                      (819)       (0.49)%          (1,248)      (0.72)%        (1,070)    (0.41)%
State taxes                                        (39)       (0.03)%              48        0.02%            457      0.17%
Other, net                                         358         0.22%           (2,546)      (1.47)%             2      0.00%
                                              --------        -----         ---------       -----       ---------     -----

Reported income tax expense                   $ 57,900        34.70%        $  56,782       32.83%      $  90,391     34.76%
                                              ========        =====         =========       =====       =========     =====

     The temporary differences that give rise to significant portions of deferred tax liabilities at December 31, 2002 and 2001 relate to the following (in thousands):

                                                  2002         2001
Deferred policy acquisition costs              $  230,231   $ 233,903
Future policy benefits                            (86,209)   (106,025)
Investments                                       (34,566)    (47,078)
Valuation of investments in securities             58,471      22,883
Depreciable assets                                  7,437       5,371
Other                                               5,475       3,487
                                               ----------   ---------
   Net deferred tax liabilities                $  180,839   $ 112,541
                                               ==========   =========

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

7.   FEDERAL INCOME TAXES (CONTINUED)

     Management believes that the deferred income tax assets listed are fully recoverable and, accordingly, no valuation allowance has been recorded. Management bases its assessment as to the realizability of the deferred income tax assets on available evidence including historical and projected operating results, estimated reversals of temporary differences and, where applicable, tax planning strategies. Estimates as to the realizability of deferred income tax assets are subject to changes in the near future.

8.   COMMITMENTS AND CONTINGENCIES

     The Company is subject to lawsuits arising from the normal course of its business activities. These actions are in various stages of discovery and development, and some seek punitive as well as compensatory damages. In the opinion of management, the Company has not engaged in any conduct that should warrant the award of any material punitive or compensatory damages. Acting on the advice of counsel, the Company intends to defend vigorously its position in each case, and management believes that, while it is not possible to predict the outcome of such matters with absolute certainty, ultimate disposition of these proceedings should not have a material adverse effect on the Company's financial position, results of operations or cash flows.

9.   REGULATORY MATTERS

     The Company is required to file financial statements with the Office of the Insurance Commissioner of the State of Washington ("OIC"). These financial statements are prepared in accordance with accounting practices prescribed or permitted by the OIC. "Prescribed" statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices may differ from state to state, may differ from company to company within a state and may change in the future. These statutory accounting practices differ from accounting principles generally accepted in the United States of America, which have been used to prepare the accompanying financial statements. Effective January 1, 2001, the State of Washington required that insurance companies domiciled in the State of Washington prepare their statutory basis financial statements in accordance with the NAIC, Accounting Practices and Procedures.

     Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures, are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (statutory surplus) in the period of the change in accounting principles. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

9.   REGULATORY MATTERS (CONTINUED)

     amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principles, as an adjustment that increased unassigned funds (statutory surplus) by approximately $5,200,000 as of January 1, 2001.

     Statutory stockholders' equity was $978,870,000 and $1,074,660,000 as of December 31, 2002 and 2001, respectively, and statutory net income was $64,635,000, $34,402,000 and $134,756,000 for the years ended December 31,
     2002, 2001 and 2000, respectively.

     Statutory unassigned surplus of $969,070,000 and $1,064,860,000 included in retained earnings at December 31, 2002 and 2001, respectively, is the amount held for the benefit of the stockholder. The entire amount in 2002 and 2001 is designated as stockholder's surplus for tax purposes and would not subject the Company to taxation if paid as a cash dividend.

     The NAIC requires life insurance companies to calculate a risk-based capital ratio (RBC). This RBC is used for the regulation of life insurance companies and is used as a solvency benchmark by state insurance regulators. The formulas for determining the RBC specify various weighting factors that are applied to financial balances or various levels of activity based on degree of risk. The RBC ratio is determined by a ratio of the enterprise's regulatory total adjusted capital to its authorized control level RBC, as defined by the NAIC. If the RBC ratio is below specific trigger points, the Company may be required to take corrective action. The Company's ratios exceed regulatory requirements at December 31, 2002 and 2001. These ratios are not a required part of the financial statements, and therefore, were not subjected to the auditing procedures applied in the audit of the financial statements.

     The amount of dividends that can be paid by the Company to its stockholder without prior approval of the OIC is limited to the greater of (i) 10% of its statutory earned surplus or (ii) the statutory net income from the preceding calendar year. Earned surplus consists of funds derived from any realized net profits, and does not include unrealized capital gains or re-evaluation of assets. A dividend paid that does not meet the above specifications is defined as an "extraordinary dividend" and requires advance approval from the OIC. The maximum dividend payout that could be made without prior approval is $140,131,000 in 2003. Dividends are determined by the Board of Directors.

     The Company paid $115,000,000 and $112,000,000 in dividends to FGI in 2002 and 2001, respectively.

     The Company is required to deposit securities with state regulatory authorities. The carrying value of these deposited securities were approximately $3,385,000 and $2,938,000 as of December 31, 2002 and 2001,
     respectively.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

10.  REINSURANCE

     The Company has ceded business under both yearly renewable-term contracts and coinsurance contracts. Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The policy benefit liabilities and unpaid claims amounts attributable to such business are stated as other receivables on the balance sheets, and totaled approximately $99,128,000 and $65,240,000 at December 31, 2002 and 2001,
     respectively.

     The accompanying statements of income reflect premiums, benefits and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Life commissions are reported net of expense reimbursements related to reinsured business.

     The Company has established retention limits for new policy issuances. The maximum retention on new issues is $2,000,000 per life for certain universal life policies and $1,500,000 per life for all traditional policies except certain tem life products. The maximum retention on new issues is $800,000 per life for Farmers Yearly Renewable term. The excess risk is reinsured with unaffiliated reinsurers.

     Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company utilizes several reinsurers to minimize concentration of credit risk, and evaluates the financial condition of its reinsurers and concentration of credit risk arising from similar characteristics of its reinsurers.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

10.  REINSURANCE (CONTINUED)

     Amounts included in the statements of income with respect to reinsurance assumed and ceded for the years ended December 31, 2002, 2001, and 2000 are as follows:

                                                      REINSURANCE       REINSURANCE
                                         DIRECT         ASSUMED            CEDED             NET
                                       ----------     -----------       -----------      ----------
2002
  Premiums                             $  321,145     $   14,428        $  (83,348)      $  252,225
  Death and other benefits                183,076         13,237           (20,583)         175,730
  Life commissions, net                    23,049            781           (32,313)          (8,483)

2001
  Premiums                                324,735         11,321           (61,212)         274,844
  Death and other benefits                168,191         10,536           (13,651)         165,076
  Life commissions, net                    24,120            514           (25,597)            (963)

2000
  Premiums                                252,213          9,833           (33,527)         228,519
  Death and other benefits                139,230          9,131            (6,602)         141,759
  Life commissions, net                    21,580            563           (18,262)           3,881

11.  EMPLOYEES' RETIREMENT PLANS

     The Company participates in FGI's two non-contributory defined benefit pension plans (the Regular Plan and the Restoration Plan). The Regular Plan covers substantially all employees of FGI, its subsidiaries, and the P&C Group who have reached age 21 and have rendered one year of service. Benefits are based on years of service and the employee's compensation during the last five years of employment. The Restoration Plan provides supplemental retirement benefits for certain key employees of FGI, its subsidiaries, and the P&C Group.

     FGI's policy is to fund the amount determined under the aggregate cost method, provided it does not exceed funding limitations. There has been no change in funding policy from prior years, and in 2002, a contribution of $71,580,000 was made to the Regular Plan. FGI's share of this contribution was $34,881,000.

     An independent trustee holds the assets of the Regular Plan. Assets held are primarily in fixed maturity and equity investments. The principal liability is for annuity benefit payments of current and future retirees. Assets of the Restoration Plan are considered corporate assets of FGI and are held in a grantor trust.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

11.  EMPLOYEES' RETIREMENT PLANS (CONTINUED)

     Information regarding the Regular Plan's and the Restoration Plan's funded status is not developed separately for FGI, its subsidiaries, including the Company, and the P&C Group. The funded status of both plans as of December 1, 2002 and 2001 (the latest date for which information is available) is as follows (in thousands):

                                                                      2002             2001
Change in benefit obligation:
 Net benefit obligation at beginning of the year                  $ 1,045,901      $   904,557
 Service cost                                                          38,212           32,169
 Interest cost                                                         77,049           71,041
 Plan amendments                                                       11,800               (9)
 Actuarial losses                                                      58,264           79,239
 Benefits paid                                                        (42,843)         (41,096)
                                                                  -----------      -----------
   Net benefit obligation at end of year                          $ 1,188,383      $ 1,045,901
                                                                  ===========      ===========

Change in plan assets:
 Fair value of plan assets at beginning of the year               $   975,097      $ 1,014,299
 Actual return on plan assets                                         (93,270)         (24,970)
 Employer contributions                                                71,580           25,487
 Benefits paid                                                        (42,843)         (39,719)
                                                                  -----------      -----------
   Fair value of plan assets at end of year                       $   910,564      $   975,097
                                                                  ===========      ===========

Funded status at end of the year                                  $  (277,818)     $   (70,804)
Unrecognized net actuarial gain                                       303,787           57,578
Unrecognized prior service cost                                        35,785           27,840
Unrecognized net transition asset                                      (7,482)         (12,158)
                                                                  -----------      -----------
   Net amount recognized at end of year                           $    54,272      $     2,456
                                                                  ===========      ===========

     Upon B.A.T.'s purchase of FGI and its subsidiaries in 1988, FGI allocated part of the purchase price to its portion of the Regular Plan assets in excess of the projected benefit obligation at the date of acquisition. The asset is being amortized for the difference between FGI's net pension cost and amounts contributed to the plan. The unamortized balance as of December 31, 2002 and 2001 was $5,900,000 and $9,576,000, respectively.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

11.  EMPLOYEES' RETIREMENT PLANS (CONTINUED)

     Components of net periodic pension expense for FGI and its subsidiaries are as follows for the years ended December 31, 2002, 2001 and 2000 (in thousands):

                                                       2002           2001          2000
Service costs                                     $   20,316      $   16,992     $   14,064
Interest costs                                        44,057          40,948         38,035
Return on plan assets                                (55,812)        (54,232)       (53,947)
Amortization of:
 Transition obligation                                 1,041           1,023            987
 Prior service cost                                    2,390           2,573          2,597
 Actuarial gain                                          290          (2,031)        (9,561)
                                                  ----------       ---------      ---------
  Net periodic pension expense (credit)           $   12,282       $   5,273      $  (7,825)
                                                  ==========       =========      =========

     The Company's share of pension expense (credit) was $401,000, $275,000 and ($1,188,000) in 2002, 2001 and 2000, respectively.

     FGI uses the projected unit credit cost actuarial method for attribution of expense for financial reporting purposes. The interest cost and the actuarial present value of benefit obligations were computed using a weighted average interest rate of 7.00%, 7.25% and 7.75% in 2002, 2001 and 2000, respectively, while the expected return on plan assets was computed using a weighted average interest rate of 9.50% in 2002, 2001 and 2000. The weighted-average rate of increase in future compensation levels used in determining the actuarial present value of the projected benefit obligation was 4.80% in 2002 and 4.70% in 2001 and 2000.

     FGI and its subsidiaries' postretirement benefits plan is a contributory defined benefit plan for employees who were retired or who were eligible for early retirement on January 1, 1995, and is a contributory defined dollar plan for all other employees retiring after January 1, 1995. Health benefits are provided for all employees who participated in the Company's group medical benefits plan for 10 years prior to retirement at age 55 or later. A life insurance benefit of $5,000 is provided at no cost to retirees who maintained group life insurance coverage for 10 years prior to retirement at age 55 or later.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

11.  EMPLOYEES' RETIREMENT PLANS (CONTINUED)

     There are no assets separated and allocated to this plan. The funded status of the entire plan, which includes FGI, its subsidiaries, and the P&C Group, at December 1, 2002 and 2001 (the latest date for which information is available) were as follows (in thousands):

                                                               2002             2001
Change in benefit obligation:
 Net benefit obligation at beginning of the year          $    156,142      $   117,895
 Service cost                                                    3,649            2,537
 Interest cost                                                  11,288            9,082
 Plan participations' contributions                              2,832            2,768
 Actuarial loss                                                 13,380           34,185
 Benefits paid                                                 (10,567)         (10,325)
                                                          ------------      -----------
  Net benefit obligation at end of year                   $    176,724      $   156,142
                                                          ============      ===========

Funded status at end of year                              $   (176,724)     $  (156,142)
Unrecognized net actuarial gain                                 62,864           51,823
Unrecognized net transaction obligation                         13,110           14,421
                                                          ------------      -----------
   Net amount recognized at end of year                   $   (100,750)     $   (89,898)
                                                          ============      ===========

     FGI and its subsidiaries' share of the accrued postretirement benefit cost was approximately $66,504,000 and $61,544,000 in 2002 and 2001, respectively. The unrecognized net transition obligation of $13,110,000 and $14,421,000 in 2002 and 2001, respectively, represents the remaining transition obligation of the P&C Group.

     Components of postretirement benefits expense for FGI and its subsidiaries for the years ended December 31, 2002, 2001 and 2000 were as follows (in thousands):

                                                   2002         2001       2000
Service costs                                   $   1,938    $   1,322   $    736
Interest costs                                      6,746        5,367      3,786
Amortization of actuarial gain (loss)               1,403          333       (361)
                                                ---------    ---------   --------
  Net periodic expense                          $  10,087    $   7,022   $  4,161
                                                =========    =========   ========

     The Company's share of these amounts was approximately $669,000, $402,000 and $245,000 in 2002, 2001 and 2000, respectively.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

11.  EMPLOYEES' RETIREMENT PLANS (CONTINUED)

     The weighted average interest rate used in the above benefit computations was 7.00%, 7.25% and 7.75% in 2002, 2001 and 2000, respectively. Beginning in 2003, the initial medical inflation rate is assumed to be 9.00% and will be graded, over a four-year period, to 6.00% and level thereafter, and contribution levels from retirees were the same as applicable medical cost increases where defined benefits exist. The weighted average rate of increase in future compensation levels used in determining the actuarial present value of the accumulated benefit obligation was 4.80% in 2002 and 4.70% in 2001 and 2000.

     A 1% increase or decrease in the medical inflation rate assumption would have resulted in the following (in thousands):

                                                                               1%              1%
                                                                            INCREASE        DECREASE
                                                                            --------        --------
Effect on 2002 service and interest components of net periodic cost         $    179        $   (161)
Effect on accumulated postretirement benefit obligation at
  December 31, 2002                                                            2,739          (2,456)

12.  EMPLOYEES' PROFIT SHARING PLANS

     FGI and its subsidiaries have two profit sharing plans providing for cash payments to all eligible employees. The two plans, Cash Profit Sharing Plan and Deferred Profit Sharing Plan, provide for a maximum aggregate expense of 15% of FGI and its subsidiaries' consolidated annual pretax earnings, as adjusted. The Deferred Profit Sharing Plan, limited to 10% of pretax earnings, as adjusted, or 15% of the salary or wage paid or accrued to the eligible employees, provides for an annual contribution by FGI and its subsidiaries to a trust for eventual payment to employees as provided in the plan. The Cash Profit Sharing Plan provides for annual cash distributions to eligible employees if certain criteria are met. The Cash Profit Sharing Plan is limited to 5% of pretax earnings, as adjusted, or 5% of eligible employees' salaries or wages paid or accrued.

     The Company's share of expense under these plans was $5,800,000, $5,067,000 and $4,194,000 in 2002, 2001 and 2000, respectively.

13.  EQUITY-INDEXED ANNUITIES

     The Company sells an equity-indexed annuity product. At the end of its seven-year term, this product credits interest to the annuitant at a rate based on a specified portion of the change in the value of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), subject to a guaranteed annual minimum return.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

13.  EQUITY-INDEXED ANNUITIES (CONTINUED)

     To hedge the interest liability generated on the annuities as the index rises, the Company purchases call options on the S&P 500 Index. The Company considers such call options to be held as an economic hedge. As of December 31, 2002 and 2001, the Company had call options with contract values of approximately $123,222,000 and $117,257,000, respectively, and carrying values of approximately $1,845,000 and $12,690,000, respectively.

     The cash requirement of the S&P 500 call options consist of the initial premium paid to purchase the call options. Should a liability exist to the annuitant at maturity of the annuity policy, the termination or maturity of the option contracts will generate positive cash flow to the Company. The appropriate amount of cash flow will then be remitted to the annuitant based on the respective participation rate. The S&P 500 call options are generally expected to be held for a seven-year term, but can be terminated at any time.

     No S&P 500 call options were disposed of in the year ended December 31, 2002. On December 27, 2001, the Company disposed of 1,598 and 1,319 S&P 500 call option contracts acquired in January and February 2001. The Company received $518,000 in disposition proceeds, resulting in a $682,000 realized loss on disposition. This disposal was necessary as the Company purchased a larger than necessary quantity of S&P 500 call options to hedge against the equity indexed annuity product liability.

     There are certain risks associated with the S&P 500 call options, primarily with respect to significant movements in the United States stock market and counterparty non-performance. The Company believes that the counterparties to its S&P 500 call option agreements are financially responsible and that the counterparty risk associated with these transactions is minimal.

14.  PARTICIPATING POLICIES

     Participating business, which consists of group business, comprised approximately 9.6% of total insurance in force as of December 31, 2002 and approximately 10.4% of total insurance in-force as of December 31, 2001. In addition, participating business represented 2.8% of the Company's premium income for the year ended December 31, 2002, 2.2% of the Company's premium income for the year ended December 31, 2001, and 2.0% of the Company's premium income for the years ended December 31, 2000.

     The amount of dividends paid on participating business is determined by the Company's Board of Directors and is paid annually on the policyholder's anniversary date. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. The Company paid dividends directly to policyholders of approximately $4,072,000, $3,782,000 and $2,404,000 for the years ended December 31,
     2002, 2001 and 2000, respectively.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

15.  OPERATING SEGMENTS

     The company concentrates its activities in the individual life insurance and annuity markets. These activities are managed separately as each offers a unique set of products and services. As a result, the Company comprises the following two reportable operating segments as defined in SFAS No. 131, Disclosures About Segments of an Enterprise and Related Information: the life insurance segment and the annuity segment.

     The life insurance segment provides individual life insurance products, including universal life, variable universal life, term life, and whole life. The annuity segment provides flexible and single premium deferred annuities, single premium immediate annuities, variable annuities, and equity-indexed annuity products.

     The Company's management uses an International Accounting Standards ("IAS") basis of accounting for evaluating segment performance and determining how resources should be allocated. This differs from the basis used in preparing FGI's consolidated financial statements included in the Form 10-K and 10-Q reports filed with the Securities and Exchange Commission ("SEC"), which is based on accounting principles generally accepted in the United States of America and, therefore, excludes the effects of all IAS adjustments.

     The Company accounts for intersegment transactions as if they were to third parties and, as such, records the transactions at current market prices. There were no intersegment revenues between the Company's two reportable operating segments for the years 2002, 2001 and 2000.

     The Company operates throughout the United States of America and does not earn revenues or hold assets in any foreign countries.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

15.  OPERATING SEGMENTS (CONTINUED)

     Information regarding the Company's reportable operating segments follows (in thousands):

                                                     YEAR ENDED DECEMBER 31, 2002
                             ---------------------------------------------------------------------------
                                          IAS BASIS                            IAS ADJUSTMENTS
                             ----------------------------------     ------------------------------------     AS
                                LIFE      ANNUITIES     TOTAL          LIFE      ANNUITIES      TOTAL     REPORTED
                             ---------    ---------   ---------     ----------   ---------   -----------  ---------
Revenues                     $  573,690   $  207,955  $  781,645(a)   $ (45,705)  $  12,244   $  (33,461) $  748,184
Investment income               206,985      149,945     356,930             -            -           -      356,930
Investment expenses              (6,123)      (4,435)    (10,558)        (1,773)     (1,284)      (3,057)    (13,615)
Net realized gains/(losses)      (2,669)     (17,390)    (20,059)       (11,863)     14,721        2,858     (17,201)
Impairment losses on
  investments                   (19,128)      (1,949)    (21,077)       (32,069)     (1,192)     (33,261)    (54,338)
Income before
  provision for
  income taxes                  181,956       16,608     198,564        (44,271)     12,565      (31,706)    166,858
Provision for income
  taxes                          63,272        5,725      68,997        (15,495)      4,398      (11,097)     57,900
Assets                        5,362,535    2,053,500   7,416,035       (169,489)    (64,903)    (234,392)  7,181,643(b)
Capital expenditures              2,312            -       2,312              -           -           -       2,312
Depreciation and
  amortization                   81,649        2,968      84,617         (1,187)       (294)      (1,481)     83,136(c)

(a) Revenues for the operating segments include net investment income, net realized gains/ (losses) and impairment losses.

(b) Amount includes purchase adjustments related to deferred acquisition costs ($134,955,000 decrease) and VOBA ($254,510,000 increase) assets.

(c) Amount includes purchase adjustments associated with the VOBA asset and reversal of amortization associated with the pre-1998 deferred acquisition cost assets.

                                                     YEAR ENDED DECEMBER 31, 2002
                             ---------------------------------------------------------------------------
                                          IAS BASIS                            IAS ADJUSTMENTS
                             ----------------------------------     ------------------------------------     AS
                                LIFE      ANNUITIES     TOTAL          LIFE      ANNUITIES     TOTAL      REPORTED
                             ---------    ---------   ---------     ----------   ---------   ----------   ---------
Revenues                     $  543,162   $  242,127  $  785,289(a)   $    (282)  $  (1,307)  $   (1,589)  $ 783,700
Investment income               202,222      144,352     346,574              -           -            -     346,574
Investment expenses              (7,035)      (5,022)    (12,057)        (1,832)     (1,307)      (3,139)    (15,196)
Net realized gains/(losses)      39,769            -      39,769          1,550           -        1,550      41,319
Impairment losses on
  investments                   (82,764)           -     (82,764)             -           -            -     (82,764)
Income before
  provision for
  income taxes                  148,308       26,049     174,357           (127)     (1,293)      (1,420)    172,937
Provision for income
  taxes                          48,698        8,581      57,279            (44)       (453)        (497)     56,782
Assets                        4,892,737    1,839,152   6,731,889       (163,592)    (61,493)    (225,085)  6,506,804(b)
Capital expenditures              4,732            -       4,732              -           -            -       4,732
Depreciation and
  amortization                   93,932        9,200     103,132              -           -            -     103,132(c)

(a) Revenues for the operating segments include net investment income net realized gains (losses) and impairment losses.

(b) Amount includes purchase adjustments related to deferred acquisition costs ($151,000,000 decrease) and VOBA ($274,531,000 increase) assets.

(c) Amount includes purchase adjustments associated with the VOBA asset and reversal of amortization associated with the pre-1998 deferred acquisition costs assets.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

15.  OPERATING SEGMENTS (CONTINUED)

                                                    YEAR ENDED DECEMBER 31, 2002
                             ---------------------------------------------------------------------------
                                          IAS BASIS                            IAS ADJUSTMENTS               AS
                             ----------------------------------     ------------------------------------
                                LIFE      ANNUITIES     TOTAL          LIFE      ANNUITIES     TOTAL      REPORTED
                             ---------    ---------   ---------     ----------   ---------   ----------   ---------
Revenues                     $  690,315   $  116,864   $  807,179(a)  $   (1,166)  $    (964)  $   (2,130)  $  805,049
Investment income               218,810      115,766      334,576              -           -            -      334,576
Investment expenses              (6,410)      (3,391)      (9,801)        (1,822)       (964)      (2,786)     (12,587)
Net realized gains/              61,629            -       61,629            656           -          656       62,285
  (losses)
Impairment losses on
  investments                   (22,429)           -      (22,429)             -           -            -      (22,429)
Income before
  provision for
  income taxes                  236,586       25,100      261,686           (748)       (932)      (1,680)     260,006
Provision for income
  taxes                          82,251        8,727       90,978           (262)       (325)        (587)       90,391
Assets                        4,307,559    2,114,270    6,421,829       (137,060)    (67,263)    (204,323)   6,217,506(b)
Capital expenditures              7,174            -        7,174              -           -            -        7,174
Depreciation and
  amortization                  101,016        9,001      110,017              -           -            -      110,017(c)

(a) Revenues for the operating segments include net investment income net realized gains (losses) and impairment losses.

(b) Amount includes purchase adjustments related to deferred acquisition costs ($169,100,000 decrease) and VOBA ($300,100,000 increase) assets.

(c) Amount includes purchase adjustments associated with the VOBA asset and reversal of amortization associated with the pre-1998 deferred acquisition costs assets.

16.  RELATED PARTIES

     Fees charged to the Company by FGI for sales and marketing services were $21,909,000, $21,233,000 and $21,027,000 for the years ended December 31,
     2002, 2001 and 2000, respectively, and are accounted for as deferred policy acquisition costs except for advertising expenses, which are expensed as incurred, of $1,824,000, $2,233,000 and $1,837,000 for the years ended
     December 31, 2002, 2001 and 2000, respectively.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

16.  RELATED PARTIES (CONTINUED)

     On October 31, 2001, the Company purchased $100,000,000 and $10,000,000, at par, corporate bonds from Kemper Investors Life Insurance Company and Federal Kemper Life Assurance Company, which are subsidiaries of Zurich Financial Services Group. The maturity dates for both bonds are December 20, 2007. The coupon rates for these bonds are 6.62% and interest is paid semi-annually. The Company earned $7,282,000 and $1,214,000 of interest income in 2002 and 2001. The total market value of the bonds was approximately $121,365,000 and $110,000,000 as of December 31, 2002 and 2001, respectively.

17.  CERTIFICATES OF CONTRIBUTION AND SURPLUS NOTES OF THE P&C GROUP

     From time-to-time, the Company has purchased certificates of contribution or surplus notes of the P&C Group in order to supplement the policyholders' surplus of the P&C Group. Effective December 2001, the Company redeemed a $119,000,000 surplus note of the P&C Group and subsequently purchased $107,000,000 of certificates of contribution of the P&C Group. These transactions were settled in January 2002.

     Information regarding surplus notes and certificates of contribution from the Exchanges as of December 31, 2002 and 2001 follows (in thousands):

                                             DECEMBER 31,                                       INTEREST
                                         2002         2001       MATURITY DATE       TERM         RATE
                                     ----------    ----------    -------------      -------     ---------
Surplus note                         $   87,500    $   87,500    February 2005       5 year       8.50%
Certificate of contribution             107,000       107,000    September 2006      5 year       6.00%
Certificate of contribution             296,000       296,000    March 2010         10 year       7.85%
                                        -------       -------

                                     $  490,500    $  490,500
                                        =======       =======

     Conditions governing repayment of the amounts are outlined in the certificates of contribution and the surplus note. Generally, repayment may be made only when the surplus balance of the issuer reaches a specified level and then only after approval is granted by the issuer's governing Board and the appropriate state insurance regulatory department.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

17.  CERTIFICATES OF CONTRIBUTION AND SURPLUS NOTES OF THE P&C GROUP (CONTINUED)

     The Company owned the following affiliated promissory notes from FFS Holding, LLC, a subsidiary of the Exchanges, as of December 31, 2002 and 2001 (dollars in thousands):

                              DECEMBER 31,                                          INTEREST
                          2002          2001        MATURITY DATE        TERM         RATE
                        ---------     ---------    --------------       ------      --------
Promissory note         $   1,000     $   1,000     January 2005        5 year       8.50%
Promissory note             1,000         1,000     March 2005          5 year       8.50%
Promissory note             1,000         1,000     July 2005           5 year       8.50%
Promissory note             1,000         1,000     October 2005        5 year       8.50%
Promissory note             3,000         3,000     January 2006        5 year       8.50%
Promissory note             5,000         5,000     August 2006         5 year       8.50%
Promissory note             4,000             -     September 2007      5 year       7.00%
Promissory note             6,000             -     December 2007       5 year       9.50%
                        ---------     ---------

                        $  22,000     $  12,000
                        =========     =========

     Interest received from these surplus notes, certificates of contribution, and promissory notes totaled approximately $38,273,000, $38,691,000, and $27,735,000 for the years ended December 31, 2002, 2001 and 2000, respectively.

                                     PART C

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

     (a) FINANCIAL STATEMENTS

           All required financial statements are included in Part B of this Registration Statement.

     (b) EXHIBITS


           (1) Certified resolution of the Board of Directors of Farmers New World Life Insurance Company (the "Company") authorizing establishment of Farmers Annuity Separate Account A (the "Separate Account").(1)


           (2)  Not applicable.


           (3)  (a)   Distribution Agreement between Farmers New World Life
                      Insurance Company and Investors Brokerage Services,
                      Inc.(2)

                (b) Investors Brokerage Services, Inc. Registered Representative Agreement.(2)

                (c) Distribution Agreement between Farmers New World Life Insurance Company and Farmers Financial Solutions, LLC.(3)

                (d) Farmers Financial Solutions, LLC Registered Representative Agreement.(3)

           (4)  (a)   Revised Form of Contract for the Individual Flexible
                      Premium Variable Annuity.(2)

                (b)   Revised Guaranteed Minimum Death Benefit Rider.(2)

                (c)   Revised Guaranteed Retirement Income Benefit Rider.(2)

                (d)   Waiver of Surrender Charge Rider - Terminal Illness.(2)

                (e)   Waiver of Surrender Charge Rider - Nursing Care.(2)

                (f) Savings Incentive Match Plan for Employees (SIMPLE) Individual Retirement Annuity Amendment Rider.(4) (8)

                (g)   Individual Retirement Annuity Amendment Rider.(4) (8)

                (h)   Roth Individual Retirement Annuity Endorsement.(4) (8)

           (5)  (a)   Form of Application for the Individual Flexible Premium
                      Variable Annuity.(2)

                (b)   Form of Variable Policy Application Supplement.(5)

                (c)   Revised Variable Policy Application Supplement.(4) (6)

           (6)  (a)   Articles of Incorporation of Farmers New World Life
                      Insurance Company.(7)

                (b)   By-Laws of Farmers New World Life Insurance Company.(7)


           (7)  Not Applicable.


           (8)  (a)   Participation Agreement among Kemper Variable Series,
                      Scudder Kemper Investments, Inc., Kemper Distributors,
                      Inc. and Farmers New World Life Insurance Company.(5)

                (b) Participation Agreement between Scudder Variable Life Investment Fund and Farmers New World Life Insurance Company.(5)

                (c) Indemnification Agreement between Scudder Kemper Investments, Inc. and Farmers New World Life Insurance Company.(5)

                (d) Participation Agreement (Institutional Shares) among Janus Aspen Series, Janus Capital Corporation and Farmers New World Life Insurance Company.(5)

                (e) Participation Agreement among Farmers New World Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.(5)

                (f) Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company.(2)

                (g) Consulting Services Agreement between McCamish Systems, L.L.C. and Farmers New World Life Insurance Company.(2)

                (h) Form of Master Administration Agreement between McCamish Systems, L.L.C. and Farmers New World Life Insurance Company.(2)

                (i) Amendment No. 1 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company.(3)

                (j) Amendment No. 2 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company.(3)

                (k) Amendment No. 1 to Participation Agreement among Farmers New World Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.(3)

                (l) Amendment No. 1 to Participation Agreement between Scudder Variable Life Investment Fund and Farmers New World Life Insurance Company.(3)

                (m) Participation Agreement among Calvert Variable Series, Inc., Calvert Distributors, Inc. and Farmers New World Life Insurance Company.(3)

                (n) Participation Agreement between Dreyfus Variable Investment Fund and the Dreyfus Socially Responsible Growth Fund, Inc. and Farmers New World Life Insurance Company.(3)

                (o) Participation Agreement among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and Farmers New World Life Insurance Company.(3)

                (p) Participation Agreement (Service Shares) among Janus Aspen Series, Janus Capital Corporation and Farmers New World Life Insurance Company.(3)

                (q) Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Farmers New World Life Insurance Company.(3)

                (r) Participation Agreement among WM Variable Trust, WM Funds Distributor, Inc. and Farmers New World Life Insurance Company.(3)


                (s) Amendment No. 1 to Participation Agreement among WM Variable Trust, WM Funds Distributor, Inc. and Farmers New World Life Insurance Company.(6)

                (t) Master Administration Agreement between McCamish Systems, LLC and Farmers New World Life Insurance Company dated as of April 1, 2001.(6)


                (u) Amendment No. 2 to Participation Agreement among WM Variable Trust, WM Funds Distributor, Inc. and Farmers New World Life Insurance Company.(4)

           (9)  Opinion and Consent of M. Douglas Close, Esq.(8)

           (10) (a)   Consent of Sutherland Asbill & Brennan LLP.(8)

                (b)   (i)  Consent of PricewaterhouseCoopers LLP.(8)

                      (ii) Consent of Deloitte & Touche LLP.(8)


           (11) No financial statements will be omitted from Item 23.

           (12) Not applicable.


           (13) Schedule of Performance Computations.(5) (3)


           (14) Not applicable.


           (15) Powers of Attorney.(1) (3) (4)

--------
(1) Incorporated herein by reference to the initial registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC via EDGARLINK on August 13, 1999 (File Nos. 333-85183 and 811-09547).

(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC via EDGARLINK on November 15, 1999 (File Nos. 333-85183 and 811-09547).

(3) Incorporated herein by reference to Post-Effective Amendment No. 2 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC via EDGARLINK on April 27, 2001 (File Nos. 333-85183 and 811-09547).

(4) Incorporated herein by reference to Post-Effective Amendment No. 4 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC via EDGARLINK on August 27, 2002 (File Nos. 333-85183 and 811-09547).

(5) Incorporated herein by reference to Post-Effective Amendment No. 1 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC via EDGARLINK on April 21, 2000 (File Nos. 333-85183 and 811-09547).


(6) Incorporated herein by reference to Post-Effective Amendment No. 3 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC via EDGARLINK on April 26, 2002 (File Nos. 333-85183 and 811-09547).


(7) Incorporated herein by reference to the initial registration statement on Form S-6 for Farmers Variable Life Separate Account A filed with the SEC via EDGARLINK on July 29, 1999 (File No. 333-84023).

(8) Filed herewith.


ITEM 25.      DIRECTORS AND OFFICERS OF FARMERS NEW WORLD LIFE INSURANCE COMPANY

NAME AND PRINCIPAL BUSINESS ADDRESS           POSITION AND OFFICE WITH DEPOSITOR
Jerry J. Carnahan(1)                          Director
Martin D. Feinstein(1)                        Chairman of the Board and Director
Paul N. Hopkins(1)                            Director
Michael W. Keller(2)                          Chief Marketing Officer, Vice President and Director
Ryan R. Larson(2)                             Vice President, Chief Actuary and Director
C. Paul Patsis(2)                             President, Chief Executive Officer and Director
James I. Randolph(2)                          Vice President, Assistant Secretary and Director
Gary R. Severson(3)                           Director
Richard M. Shriver(2)                         Director
John F. Sullivan, Jr.(4)                      Director
Oscar Tengtio(2)                              Chief Financial Officer, Vice President and Director
Sharylee Barnes, M.D.(2)                      Medical Director
Leeann G. Badgett(2)                          Assistant Treasurer
M. Douglas Close(1)                           Vice President and General Counsel
Sharon D. Courlas, M.D.(2)                    Vice President and Medical Director
David A. Demmon(1)                            Assistant Treasurer
Gerald A. Dulek(1)                            Assistant Vice President
Laszlo G. Heredy(1)                           Chief Investment Officer and Vice President
Doren E. Hohl(1)                              Assistant Secretary
Paul F. Hott(2)                               Assistant Vice President
Kathleen D. Katovich(1)                       Assistant Secretary
Hubert L. Mountz(1)                           Assistant Treasurer
Link R. Murphy, M.D.(5)                       Assistant Medical Director
Dennis J.A. Nibbe(2)                          Assistant Treasurer
John R. Patton(2)                             Assistant Vice President and Corporate Secretary
Pierre C. Wauthier(1)                         Vice President and Assistant Treasurer

---------------------------

(1) The principal business address is 4680 Wilshire Boulevard, Los Angeles, California 90010.

(2) The principal business address is 3003 -- 77th Avenue, S.E. Mercer Island, Washington 98040.

(3) The principal business address is 801 2nd Ave., Seattle, WA 98104.

(4) The principal business address is 1201 3rd Ave., #3390, Seattle, WA 98101.

(5) The principal business address is 2500 Farmers Way, Columbus, Ohio 43235.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                                                        Holding
                                                                              %
ARGENTINA
Eagle Star (International Life) Ltd., Buenos Aires                       branch
Zurich Argentina Cia. de Seguros, Buenos Aires                           100.00
Zurich Iguazu Compania de Seguros de Retiro S.A., Buenos Aires           100.00
AUSTRALIA
Zurich Australian Insurance Ltd., Sydney                                 100.00
Zurich Australia Ltd., Sydney                                            100.00
Zurich Capital Markets Asia Limited, Sydney                              100.00
Zurich Financial Services Australia Ltd., Sydney                         100.00
Zurich Insurance Company, Australian Branch, Sydney                      branch
AUSTRIA
Zurich Versicherungs-Aktiengesellschaft, Vienna                           99.98
BAHAMAS
Micoba Holdings Ltd., Nassau                                             100.00
BELGIUM
Zurich Insurance Company, Brussels                                       branch
Zurich International Belgique S.A., Brussels                             100.00
Zurich Life Insurance Company Ltd., Brussels                             branch
BERMUDA
Berfin Ltd., Hamilton                                                    100.00
BG Investments Ltd., Hamilton                                            100.00
Centre Group Holdings Ltd., Hamilton                                     100.00
Centre Life Reinsurance Ltd., Hamilton                                   100.00
Centre Reinsurance (U.S.) Ltd., Hamilton                                 100.00
Centre Reinsurance Ltd., Hamilton                                        100.00
Centre Solutions (Bermuda) Ltd., Hamilton                                100.00
Centre Solutions (U.S.) Ltd., Hamilton                                   100.00
CentreLine Reinsurance Ltd., Hamilton                                    100.00
Coral Shield Insurance Co. Ltd., Hamilton                                100.00
Global Asset Holdings Ltd., Hamilton                                     100.00
ZCM Holdings (Bermuda) Ltd., (and subsidiaries), Hamilton                100.00
ZG Investments II Ltd., Pembroke                                         100.00
ZG Investments III Ltd., Pembroke                                        100.00
ZG Investments Ltd., Hamilton                                            100.00
Zurich Asia Holdings Ltd., Hamilton                                       90.00
Zurich Global Energy Ltd., Hamilton                                      100.00
Zurich Insurance Company, Bermuda Branch, Hamilton                       branch
Zurich International (Bermuda) Ltd., Hamilton                            100.00
BOLIVIA
La Boliviana Ciacruz des Seguros y Reaseguros S.A., La Paz                51.00
BRAZIL
Zurich Brasil Seguros S.A., Sao Paulo                                    100.00
Zurich Participacoes et Representacoes Ltda., Sao Paulo                  100.00
CANADA
World Travel Protection Canada, Inc., Toronto                            100.00
Zurich Canadian Holdings Ltd., Toronto                                   100.00
Zurich Insurance Company, Canadian Branch, Toronto                       branch
Zurich Life of Canada Holdings Ltd., Toronto                             100.00
CHILE
Chilena Consolidada Seguros de Vida S.A., Santiago de Chile               98.94
Chilena Consolidada Seguros Generales S.A., Santiago de Chile             82.81
Inversiones Suizo Chilena S.A., Santiago de Chile                        100.00
Zurich Investments Chile S.A. Santiago de Chile                          100.00
CHINA
Zurich Insurance Company, Representative Offices in                        rep.
Beijing and Shanghai                                                     office
Wing Hang Zurich Insurance Company Ltd., Hong Kong                        35.00
CYPRUS
Rimswell Investments Ltd., Limassol                                      100.00
CZECH REPUBLIC
Zurich Pojistovna, Prague                                                branch
DENMARK
Zurich Forsikring, Copenhagen                                            branch
ESTONIA
Zurich Kindlustuse Eesti Aktiaselts, Tallinn                             100.00
FINLAND
Zurich Insurance Company, Helsinki                                       branch
FRANCE
Zurich Epargne Cie d'Assurances, Paris                                   100.00
Zurich Insurance Company, Paris                                          branch
Zurich International (France) Cie d'Assurances S.A., Paris                99.99
Zurich Life Insurance Company Ltd., Paris                                branch
GERMANY
Bonnfinanz AG fur Vermogensberatung und Vermittlung, Bonn                 76.83
DA Deutsche Allgemeine Versicherung AG, Frankfurt                        100.00
Deutscher Herold Aktiengesellschaft, Bonn                                 76.83
Deutscher Herold Allgemeine Versicherung Aktiengesellschaft, Bonn         76.83
Deutscher Herold Lebensversicherung Aktiengesellschaft, Bonn              76.83
Patria Versicherung AG, cologne                                           99.58
Zurich Beteiligungs-AG (Deutschland), Frankfurt                          100.00
Zurich Insurance Company, Frankfurt                                      branch
Zurich Krankenversicherung AG, Cologne                                   100.00
Zurich Lebensversicherung AG (Deutschland), Frankfurt                    100.00
Zurich Life Insurance Company Ltd., Frankfurt                            Branch
Zurich Versicherung AG (Deutschland), Frankfurt                          100.00
GUAM
Zurich Insurance (Guam), Inc., Agana                                      90.00
HONG KONG
Centre Representatives (Asia) Ltd., Hong Kong                            100.00
Eagle Star Insurance Company Ltd., Hong Kong                             branch
Eagle Star Life Assurance Company Limited, Hong Kong                     branch
Paofoong Insurance Company (Hong Kong) Ltd., Hong Kong                    60.00
Zurich Insurance Company (Asia) Ltd., Hong Kong                          100.00
HUNGARY
Rimswell Hungary Consulting LLC, Budapest                                100.00
INDIA
Zurich Asset Management Company (India) Private Ltd., Bombay              75.00
INDONESIA
PT Zurich Insurance Indonesia, Jakarta                                    82.71
PT Zurich Life Insurance Indonesia, Jakarta                                  85
IRELAND
Centre Finance Dublin International, Dublin                              100.00
Centre Insurance International Company, Dublin                           100.00
Centre Reinsurance International Company, Dublin                         100.00
Eagle Star Insurance Company (Ireland) Ltd., Dublin                      100.00
Eagle Star Life Assurance Co. of Ireland Limited, Dublin                 100.00
Orange Stone Holdings, Dublin                                            100.00
Orange Stone Reinsurance, Dublin                                         100.00
Zurich Insurance Company, Dublin                                         branch
Zurich Bank, Dublin                                                      100.00
ITALY
Erbasei S.p.A., Milan                                                    100.00
La Sicurta 1879, Societa per Azioni di Ass. e Riass., Milan              100.00
Zurich Insurance Company, Milan                                          branch
Zurich International (Italia) S.p.A., Milan                              100.00
Zurich Investments Life S.p.A., Milan                                    100.00
ZurigoSim S.p.A. Milan                                                   100.00
JAPAN
Zurich Insurance Company, Tokyo                                          branch

                                                                        Holding
                                                                              %
Zurich Life Insurance Company Ltd., Tokyo                                branch
LATVIA
AAS Zurich Latvija, Riga                                                 100.00
LIECHTENSTEIN
Zurich Insurance Company, Vaduz                                          branch
LITHUANIA
UADB Zurich Draudimas, Vilnius                                           100.00
LUXEMBOURG
Zurich Eurolife S.A., Luxembourg                                         100.00
Zurich Insurance Company, Luxembourg                                     branch
MALTA
Eagle Star Malta Limited, La Valletta                                    100.00
MAURITIUS
Zurich Finance (Mauritius) Ltd., Port Louis                              100.00
MEXICO
Zurich, Compania de Seguros S.A., Mexico City                             99.82
Zurich Vida, Compania de Seguros S.A., Mexico City                          100
MOROCCO
Zurich Compagnie Marocaine d'Assurances, Casablanca                       98.74
NETHERLANDS
Zurich Insurance Company, The Hague                                      branch
Zurich International (Nederland) N.V., The Hague                         100.00
Zurich Leven N.V., The Hague                                             100.00
Zurich Life Insurance Company Ltd., The Hague                            branch
Zurich Atrium B.V., Amsterdam                                            100.00
NETHERLANDS ANTILLES
Z.I.C. International N.V., Curacao                                       100.00
Cursud N.V., Curacao                                                     100.00
NORWAY
Zurich Insurance Company, Oslo                                           branch
Zurich Holding Norge AS, Oslo                                            100.00
Zurich Protector                                                         100.00
Forsikring AS, Oslo
PHILIPPINES
Zurich General Insurance Philippines, Inc., Makati City                  100.00
Zurich Life Insurance Philippines, Inc., Makati City                     100.00
PORTUGAL
Companhia de Seguros Eagle Star Vida S.A., Lisbon                        100.00
DB Vida, Companhia de Seguros de Vida, S.A., Lisbon                      100.00
Zurich Life Insurance Company Ltd., Lisbon                               branch
Zurich, Companhia de Seguros, S.A., Lisbon                               100.00
RUSSIA
Zurich Insurance Company (Russia) Ltd., Moscow                            49.00
SINGAPORE
Zurich Insurance (Singapore) Pte Limited, Singapore                      100.00
SOUTH AFRICA
South African Eagle Insurance Company Limited, Johannesburg               83.62
SPAIN
Zurich Espana, Compania de Seguros y Reaseguros, S.A., Barcelona          99.78
Zurich Life Espana, Compania de Seguros y Reaseguros, S.A., Barcelona    100.00
Zurich Vida, Compania de Seguros y Reaseguros, S.A., Madrid              100.00
SRI LANKA
Eagle Insurance Company Ltd., Colombo                                     51.00
Eagle NDB Fund Management Company Ltd., Colombo                           51.00
Zurich NDB Finance Lanka (Private) Ltd., Colombo                          58.44
SWEDEN
Zurich Insurance Company, Stockholm                                      branch
SWITZERLAND
Alpina Insurance Company Ltd., Zurich                                    100.00
Assuricum Company Ltd., Zurich                                           100.00
Centre Solutions AG, Zurich                                              100.00
INZIC AG, Zug                                                            100.00
La Genevoise, Cie generale d'Assurances, Geneva                          100.00
La Genevoise, Cie d'Assurances sur la Vie, Geneva                        100.00
Orion Rechtsschutz-Versicherungsgesellschaft, Basel                       78.00
Rud, Blass & Cie AG, Bankgeschaft, Zurich                                100.00
Turegum Insurance Company, Zurich                                        100.00
Zurich Insurance Company, Zurich                                         100.00
Zurich Insurance Company, Swiss Branch, Opfikon                          branch
Zurich Group Holding, Zurich                                             100.00
Zurich Invest Bank AG, Effretikon                                        100.00
Zurich Life Insurance Company Limited, Zurich                            100.00
Zurich Financial Services, Zurich                                        100.00
TAIWAN
Zurich Insurance (Taiwan) Ltd., Taipei                                   100.00
Zurich Life Insurance Company Ltd., Taipei                               branch
Zurich Securities Investment Trust Company Ltd., Taipei                  100.00
THAILAND
Thai Zurich Insurance Co. Ltd., Bankgkok                                  25.00
Zurich National Life Assurance Company Ltd., Bangkok                      25.00
UNITED KINGDOM
Allied Dunbar Assurance p.l.c., Swindon                                  100.00
Allied Dunbar International Assurance Limited, Isle of Man               100.00
Allied Zurich Holdings Limited, Jersey                                   100.00
Allied Zurich p.l.c., London                                             100.00
Centre Reinsurance Representatives Ltd., London                            rep.
                                                                         office
Eagle Star Group Services Ltd., London                                   100.00
Eagle Star Holdings Ltd., London                                         100.00
Eagle Star Insurance Company Limited, London                             100.00
Eagle Star Life Assurance Company Limited, London                        100.00
Gresham Investment Trust p.l.c., London                                  100.00
Sterling Assurance p.l.c., Swindon                                       100.00
Threadneedle Asset Management Holdings Limited, London                   100.00
Turegum Insurance Company, London                                        branch
Zurich Financial Services (Jersey) Limited, Jersey                       100.00
Zurich Financial Services (UKISA) Limited, London                        100.00
Zurich Financial Services UK IFA Group Limited, London                   100.00
Zurich GSG Ltd., Wilmslow                                                100.00
Zurich Holdings (UK) Ltd., Portsmouth                                    100.00
Zurich Insurance (Jersey) Limited, Jersey                                100.00
Zurich Insurance Company, Portsmouth                                     branch
Zurich International (UK) Ltd., London                                   100.00
Zurich International Life Limited, Isle of Man                           100.00
Zurich Life Assurance Company Limited, Fareham                           100.00
Zurich Specialties London Ltd., London                                   100.00
UNITED STATES OF AMERICA
Cedar Hill Holdings, Inc., Scottsdale                                    100.00
Centre Group Holdings (U.S.) Ltd., New York                              100.00
Centre Insurance Company, Wilmington                                     100.00
Empire Fire & Marine Insurance Company, Omaha                            100.00
Empire Indemnity Insurance Company, Omaha                                100.00
Farmers Group, Inc., Los Angeles                                          95.00
Farmers New World Life Insurance Company, Mercer Island                  100.00
Farmers Reinsurance Company, Los Angeles                                 100.00
Federal Kemper Life Assurance Company, Long Grove                        100.00
Kemper Corporation, Schaumburg                                           100.00
Kemper Investors Life Insurance Company, Long Grove                      100.00
PMG Asset Management, Inc., West Palm Beach                              100.00
Risk Enterprise Management Limited, New York                             100.00
Universal Underwriters Insurance Company, Overland Park                  100.00
Universal Underwriters Life Insurance Company, Overland Park             100.00
Universal Underwriters of Texas Insurance Company, Overland Park         100.00
ZC Specialty Insurance Company, Stamford                                 100.00
ZC Sterling Corporation, New York                                        100.00

                                                                        Holding
                                                                              %
ZCM Matched Funding Corp., New York                                      100.00
ZGA US Limited, New York                                                 100.00
Zurich American Insurance Company (and subsidiaries), Schaumburg         100.00
Zurich Capital Markets Inc., New York                                    100.00
Zurich Capital Markets Trust Company, New York                           100.00
Zurich Finance (USA), Inc., Schaumburg                                   100.00
Zurich Holding Company of America, Inc., Schaumburg                      100.00
                                                                         voting
                                                                         rights
                                                                          21.30
                                                                        capital
                                                                         rights
Zurich Life Insurance Company of America, Long Grove                     100.00
Zurich Reinsurance Centre Holdings, Inc., New York                       100.00
VENEZUELA
Zurich Seguros S.A., Caracas                                              89.64
Zurich Internacional de Venezuela, C.A. de Corretajej de                 100.00
Reaseguros, Caracas

ITEM 27.      NUMBER OF CONTRACTOWNERS


         As of March 31, 2003, there were 1,732 Non-Qualified Contracts and 2,493 Qualified Contracts issued.


ITEM 28.      INDEMNIFICATION

         Under its By-laws, Farmers, to the full extent permitted by the Washington Business Corporation Act, will indemnify any person who was or is a party to any proceeding by reason of the fact that he or she is or was a director of Farmers, as provided below.

By-laws of Farmers New World Life Insurance Company (as amended October 24,
1995)

              INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES

SECTION 47.

         (a) RIGHT OF INDEMNITY. Each person who acts as a Director, officer or employee of the corporation shall be indemnified by the corporation for all sums which he becomes obligated to pay, (including counsel fees, expenses and court costs actually and necessarily incurred by him) in connection with any action, suit or proceeding in which he is made a party by reason of his being, or having been a Director, officer, or employee of the corporation, except in relation to matters as to which he shall be adjudged in such action, suit or proceeding to be liable for bad faith or misconduct in the performance of his duties as such Director, officer or employee, and except any sum paid to the corporation in settlement of an action, suit or proceeding based upon bad faith or misconduct in the performance of his duties.

         (b) SCOPE OF INDEMNITY. The right of indemnification in this article provided shall inure to each Director, officer and employee of the corporation, whether or not he is such Director, officer or employee at the time he shall become obligated to pay such sums, and whether or not the claim asserted against him is based on matters which antedate the adoption of this article; and in the event of his death shall extend to his legal representatives. Each person who shall act as a Director, officer or employee of the corporation shall be deemed to be doing so in reliance upon such right of indemnification; and such right shall not be deemed exclusive of any other right to which any such person may be entitled, under any by-law, agreement, vote of stockholders, or otherwise.

         (c) DETERMINATION OF CLAIMS FOR INDEMNITY. The Board of Directors of the corporation, acting at a meeting at which a majority of the quorum is unaffected by self-interest (notwithstanding that other members of the quorum present but not voting may be so affected), shall determine the propriety and reasonableness of any indemnity claimed under this article, and such determination shall be final and conclusive. If, however, a majority of a quorum of the Board which is unaffected by self-interest and willing to act is not obtainable, the Board in its discretion may appoint from among the stockholders who are not Directors or officers or employees of the corporation, a committee of two or more persons to consider and determine any such question, and the determination of such committee shall be final and conclusive.

                              RULE 484 UNDERTAKING

         Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

         (a) Farmers Financial Solutions, LLC is the registrant's principal underwriter. It is also the principal underwriter for Farmers Variable Life Separate Account A.

         (b) Officers and Directors of Farmers Financial Solutions, LLC, and their addresses, are as follows:

NAME AND PRINCIPAL BUSINESS ADDRESS         POSITIONS AND OFFICES WITH THE UNDERWRITER
Brian S. Cohen                              President and Director(1)
C. Paul Patsis                              Chairman of the Board and Vice President(2)
James E. Hansen                             Director(3)
Paul N. Hopkins                             Director(4)
Gerald A. McElroy                           Director(5)
Bardea C. Huppert                           Vice President and Chief Operating Officer(1)
Steven K. Klein                             Vice President and Chief Compliance Officer(1)
Mark Peterson                               Vice President and Chief Marketing Officer(1)
Doren E. Hohl                               Secretary(4)
Jon S. Arima                                Treasurer(1)

----------
(1) The principal business address is 2423 Galena Avenue, Simi Valley, California 93065.

(2) The principal business address is 3003 - 77th Avenue, S.E. Mercer Island, Washington 98040.

(3) The principal business address is 2840 Echo Hill Way, Orange, California 92867.

(4) The principal business address is 4680 Wilshire Boulevard, Los Angeles, California 90010.

(5) The principal business address is 79-050 Via Corta, LaQuinta, California 92253.

   (c)(1)                     (2)
  NAME OF              NET UNDERWRITING              (3)                    (4)
 PRINCIPAL               DISCOUNTS AND         COMPENSATION ON           BROKERAGE                 (5)
UNDERWRITER               COMMISSIONS             REDEMPTION            COMMISSIONS           COMPENSATION
Farmers Financial
   Solutions, LLC            N/A                     N/A               $3,777,099.37              N/A

ITEM 30.      LOCATION OF BOOKS AND RECORDS

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Farmers New World Life Insurance Company at 3003 - 77th Avenue, S.E., Mercer Island, WA 98040 and by McCamish Systems, L.L.C. Insurance Administrators at 6425 Powers Ferry Road, Atlanta, GA 30339.

ITEM 31.      MANAGEMENT SERVICES

         All management contracts are discussed in Part A or Part B of this registration statement.

ITEM 32.      UNDERTAKINGS AND REPRESENTATIONS.

         (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

         (b) The registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to Farmers New World Life Insurance Company for a statement of additional information.

         (c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

         (d) The Company represents that in connection with its offering of the contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

         (e) The Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Farmers Annuity Separate Account A certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 5 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Mercer Island, and the State of Washington, on the 24th day of April, 2003.


                                                    FARMERS ANNUITY SEPARATE
                                                    ACCOUNT A
                                                    (Registrant)

Attest: /s/ John R. Patton                          By: /s/ C. Paul Patsis
        ------------------------------                  ------------------------
        John R. Patton                                  C. Paul Patsis
        Assistant Vice President                        President
           and Secretary                                Farmers New World Life
        Farmers New World Life                            Insurance Company
           Insurance Company

                                                    FARMERS NEW WORLD LIFE
                                                    INSURANCE
                                                    (Depositor)

Attest: /s/ John R. Patton                          By: /s/ C. Paul Patsis
        ------------------------------                  ------------------------
        John R. Patton                                  C. Paul Patsis
        Assistant Vice President                        President
           and Secretary                                Farmers New World Life
        Farmers New World Life                            Insurance Company
           Insurance Company

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

        SIGNATURE                                               TITLE                                     DATE
________________________                   Director                                                  April 24, 2003
Jerry J. Carnahan_*/

________________________                   Chairman of the Board and Director                        April 24, 2003
Martin D. Feinstein_*/

________________________                   Director                                                  April 24, 2003
Paul N. Hopkins_*/

________________________                   Chief Marketing Officer, Vice President and Director      April 24, 2003
Michael W. Keller_*/

       SIGNATURE                                                    TITLE                                 DATE
________________________                   Vice President, Chief Actuary and Director                April 24, 2003
Ryan R. Larson_*/

________________________                   President, Chief Executive Officer and Director           April 24, 2003
C. Paul Patsis*/                           (Principal Executive Officer)

________________________                   Vice President, Assistant Secretary and Director          April 24, 2003
James I. Randolph_*/

________________________                   Director                                                  April 24, 2003
Gary R. Severson_*/


________________________                   Director                                                  April 24, 2003
Richard M. Shriver_*/

________________________                   Director                                                  April 24, 2003
John F. Sullivan, Jr._*/

/s/ Oscar Tengtio                          Chief Financial Officer, Vice President and
------------------------                   Director                                                  April 24, 2003
Oscar Tengtio                              (Principal Financial Officer and Principal
                                           Accounting Officer)

/s/ C. Paul Patsis                         On April 24, 2003 as Attorney-in-Fact pursuant to powers
------------------------                   of attorney filed herewith or by previous amendment.
_*/ By:  C. Paul Patsis

                                  EXHIBIT INDEX

Exhibit 4(f)             Savings Incentive Match Plan for Employees (SIMPLE) Individual Retirement Annuity Amendment Rider
Exhibit 4(g)             Individual Retirement Annuity Amendment Rider
Exhibit 4(h)             Roth Individual Retirement Annuity Endorsement
Exhibit 9                Opinion and Consent of M. Douglas Close, Esq.
Exhibit 10(a)            Consent of Sutherland Asbill & Brennan LLP
Exhibit 10(b)(i)         Consent of PricewaterhouseCoopers LLP
Exhibit 10(b)(ii)        Consent of Deloitte & Touche LLP
Exhibit 15               Powers of Attorney